UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-07852

Victory Portfolios III
(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, San Antonio, Texas                               78256
 (Address of principal executive offices)                                        (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH  43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: February 28

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a)

Victory California Bond Fund

Fund Shares

Ticker: USCBX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$29	0.57%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$474,980
Number of Holdings	176
Portfolio Turnover	2%

Top Industries* (% of Net Assets)

Value	Value
Higher Education	2.6%
Special Tax	3.0%
Water	4.4%
Nursing Homes	5.2%
General Obligation	8.0%
Transportation	8.2%
Education	9.4%
Medical	15.9%
General	16.1%
School District	18.3%

* Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCBX — SAR (8/24)

Victory California Bond Fund

Institutional Shares

Ticker: UCBIX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$26	0.52%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$474,980
Number of Holdings	176
Portfolio Turnover	2%

Top Industries* (% of Net Assets)

Value	Value
Higher Education	2.6%
Special Tax	3.0%
Water	4.4%
Nursing Homes	5.2%
General Obligation	8.0%
Transportation	8.2%
Education	9.4%
Medical	15.9%
General	16.1%
School District	18.3%

* Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCBIX — SAR (8/24)

Victory California Bond Fund

Class A

Ticker: UXABX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$41	0.80%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$474,980
Number of Holdings	176
Portfolio Turnover	2%

Top Industries* (% of Net Assets)

Value	Value
Higher Education	2.6%
Special Tax	3.0%
Water	4.4%
Nursing Homes	5.2%
General Obligation	8.0%
Transportation	8.2%
Education	9.4%
Medical	15.9%
General	16.1%
School District	18.3%

* Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UXABX — SAR (8/24)

Victory Cornerstone Aggressive Fund

Fund Shares

Ticker: UCAGX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Cornerstone Aggressive Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$55	1.05%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$401,789
Number of Holdings	390
Portfolio Turnover	40%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

VictoryShares Core Intermediate Bond ETF	8.1%
Schwab Fundamental International Equity ETF	7.6%
Vanguard FTSE Developed Markets ETF	7.2%
Vanguard S&P 500 ETF	4.8%
Vanguard FTSE Emerging Markets ETF	3.5%
Schwab Fundamental Emerging Markets Equity ETF	3.2%
iShares Core S&P 500 ETF	2.8%
Apple, Inc.	2.4%
NVIDIA Corp.	2.4%
Vanguard Real Estate ETF	2.3%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Exchange-Traded Funds	47.2%
Common Stocks	40.0%
Affiliated Fixed-Income Exchange-Traded Funds	12.0%
U.S. Treasury Obligations	0.4%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCAGX — SAR (8/24)

Victory Cornerstone Conservative Fund

Fund Shares

Ticker: USCCX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Cornerstone Conservative Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$5	0.10%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$209,142
Number of Holdings	22
Portfolio Turnover	2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory Core Plus Intermediate Bond Fund, Institutional Shares	23.4%
VictoryShares Short-Term Bond ETF	14.6%
Victory Government Securities Fund, Institutional Shares	12.5%
VictoryShares Core Intermediate Bond ETF	8.8%
Victory Income Fund, Institutional Shares	8.3%
Victory Market Neutral Income Fund, Institutional Shares	4.7%
Victory High Income Fund, Institutional Shares	4.5%
Victory 500 Index Fund, Reward Shares	4.0%
Victory International Fund, Institutional Shares	3.5%
Victory Target Managed Allocation Fund	2.4%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Affiliated Fixed-Income Mutual Funds	48.7%
Affiliated Equity Mutual Funds	19.4%
Affiliated Fixed-Income Exchange-Traded Funds	24.7%
Affiliated Equity Exchange-Traded Funds	7.0%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCCX — SAR (8/24)

Victory Cornerstone Equity Fund

Fund Shares

Ticker: UCEQX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Cornerstone Equity Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$5	0.10%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$247,526
Number of Holdings	19
Portfolio Turnover	1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory 500 Index Fund, Reward Shares	20.4%
Victory International Fund, Institutional Shares	16.5%
VictoryShares International Value Momentum ETF	9.8%
VictoryShares WestEnd U.S. Sector ETF	7.9%
Victory Nasdaq-100 Index Fund, Class R6	7.5%
Victory Target Managed Allocation Fund	6.1%
VictoryShares US Value Momentum ETF	5.5%
VictoryShares Free Cash Flow ETF	5.3%
Victory Emerging Markets Fund, Institutional Shares	5.2%
VictoryShares Emerging Markets Value Momentum ETF	5.1%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Affiliated Mutual Funds	62.2%
Affiliated Exchange-Traded Funds	37.5%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCEQX — SAR (8/24)

Victory Cornerstone Moderate Fund

Fund Shares

Ticker: USBSX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Cornerstone Moderate Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$44	0.84%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,155,819
Number of Holdings	195
Portfolio Turnover	34%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

VictoryShares Core Intermediate Bond ETF	22.8%
VictoryShares Core Plus Intermediate Bond ETF	6.3%
Schwab Fundamental International Equity ETF	5.0%
Vanguard FTSE Developed Markets ETF	3.3%
Vanguard S&P 500 ETF	2.7%
Schwab Fundamental Emerging Markets Equity ETF	2.4%
iShares Core U.S. Aggregate Bond ETF	1.9%
Vanguard Real Estate ETF	1.8%
VictoryShares Short-Term Bond ETF	1.8%
iShares Core S&P Small-Cap ETF	1.6%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Exchange-Traded Funds	43.8%
Affiliated Exchange-Traded Funds	32.6%
Common Stocks	22.2%
U.S. Treasury Obligations	0.8%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USBSX — SAR (8/24)

Victory Cornerstone Moderately Aggressive Fund

Fund Shares

Ticker: USCRX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Cornerstone Moderately Aggressive Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$44	0.85%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,778,946
Number of Holdings	345
Portfolio Turnover	38%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

VictoryShares Core Intermediate Bond ETF	18.0%
Vanguard FTSE Developed Markets ETF	7.1%
VictoryShares Core Plus Intermediate Bond ETF	4.5%
Schwab Fundamental International Equity ETF	4.2%
Vanguard S&P 500 ETF	3.4%
Schwab Fundamental Emerging Markets Equity ETF	2.4%
Vanguard Real Estate ETF	2.1%
iShares Core MSCI Emerging Markets ETF	2.0%
iShares MSCI International Quality Factor ETF	2.0%
Apple, Inc.	1.9%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Exchange-Traded Funds	44.3%
Common Stocks	29.1%
Affiliated Fixed-Income Exchange-Traded Funds	25.7%
U.S. Treasury Obligations	0.5%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCRX — SAR (8/24)

Victory Cornerstone Moderately Conservative Fund

Fund Shares

Ticker: UCMCX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Cornerstone Moderately Conservative Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$47	0.90%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$183,508
Number of Holdings	127
Portfolio Turnover	30%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

VictoryShares Core Intermediate Bond ETF	27.4%
VictoryShares Core Plus Intermediate Bond ETF	8.2%
Schwab Fundamental International Equity ETF	4.8%
iShares Core U.S. Aggregate Bond ETF	3.3%
Vanguard FTSE Developed Markets ETF	2.8%
Vanguard S&P 500 ETF	2.5%
VictoryShares Short-Term Bond ETF	2.3%
Schwab Fundamental Emerging Markets Equity ETF	2.3%
VictoryShares WestEnd Economic Cycle Bond ETF	2.0%
Vanguard Real Estate ETF	2.0%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Exchange-Traded Funds	42.1%
Affiliated Fixed-Income Exchange-Traded Funds	40.1%
Common Stocks	16.7%
U.S. Treasury Obligations	0.8%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCMCX — SAR (8/24)

Victory Emerging Markets Fund

Fund Shares

Ticker: USEMX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Emerging Markets Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$79	1.52%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$535,391
Number of Holdings	372
Portfolio Turnover	41%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	1.5%
Energy	3.8%
Consumer Staples	4.1%
Health Care	4.8%
Materials	6.9%
Communication Services	7.4%
Industrials	8.4%
Consumer Discretionary	13.7%
Financials	20.6%
Information Technology	25.5%

Top CountriesFootnote Reference* (% of Net Assets)

Value	Value
China	20.1%
Taiwan	18.2%
India	16.3%
South Korea	13.0%
Brazil	5.7%
Mexico	3.5%
Other**	22.5%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

**Includes countries with less than 3.0% of portfolio.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USEMX — SAR (8/24)

Victory Emerging Markets Fund

Institutional Shares

Ticker: UIEMX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Emerging Markets Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$70	1.34%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$535,391
Number of Holdings	372
Portfolio Turnover	41%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	1.5%
Energy	3.8%
Consumer Staples	4.1%
Health Care	4.8%
Materials	6.9%
Communication Services	7.4%
Industrials	8.4%
Consumer Discretionary	13.7%
Financials	20.6%
Information Technology	25.5%

Top CountriesFootnote Reference* (% of Net Assets)

Value	Value
China	20.1%
Taiwan	18.2%
India	16.3%
South Korea	13.0%
Brazil	5.7%
Mexico	3.5%
Other**	22.5%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

**Includes countries with less than 3.0% of portfolio.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIEMX — SAR (8/24)

Victory Global Equity Income Fund

Fund Shares

Ticker: UGEIX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Global Equity Income Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$55	1.04%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$64,375
Number of Holdings	123
Portfolio Turnover	45%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.9%
Energy	4.4%
Utilities	6.1%
Consumer Discretionary	6.3%
Materials	9.3%
Consumer Staples	10.0%
Health Care	10.0%
Industrials	13.9%
Information Technology	15.4%
Financials	21.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Apple, Inc.	2.6%
Microsoft Corp.	2.3%
Altria Group, Inc.	1.7%
QUALCOMM, Inc.	1.6%
AbbVie, Inc.	1.5%
JPMorgan Chase & Co.	1.5%
Colgate-Palmolive Co.	1.5%
Cisco Systems, Inc.	1.5%
Novartis AG, Registered Shares	1.4%
Cie de Saint-Gobain SA	1.3%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGEIX — SAR (8/24)

Victory Government Securities Fund

Fund Shares

Ticker: USGNX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$27	0.52%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,071,552
Number of Holdings	380
Portfolio Turnover	9%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	47.5%
U.S. Treasury Obligations	32.0%
Collateralized Mortgage Obligations	15.8%
OtherFootnote Reference**	4.2%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

**Includes investments, each of which represents less than 2% of the net asset value of the Fund.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USGNX — SAR (8/24)

Victory Government Securities Fund

Institutional Shares

Ticker: UIGSX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$21	0.41%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,071,552
Number of Holdings	380
Portfolio Turnover	9%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	47.5%
U.S. Treasury Obligations	32.0%
Collateralized Mortgage Obligations	15.8%
OtherFootnote Reference**	4.2%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

**Includes investments, each of which represents less than 2% of the net asset value of the Fund.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIGSX — SAR (8/24)

Victory Government Securities Fund

Class R6

Ticker: URGSX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$19	0.36%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,071,552
Number of Holdings	380
Portfolio Turnover	9%

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	47.5%
U.S. Treasury Obligations	32.0%
Collateralized Mortgage Obligations	15.8%
OtherFootnote Reference**	4.2%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

**Includes investments, each of which represents less than 2% of the net asset value of the Fund.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URGSX — SAR (8/24)

Victory Growth and Tax Strategy Fund

Fund Shares

Ticker: USBLX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$26	0.50%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$843,850
Number of Holdings	760
Portfolio Turnover	4%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	4.4%
Communication Services	4.6%
Education	5.7%
Nursing Homes	5.8%
Health Care	5.8%
Higher Education	6.5%
Financials	6.7%
General	7.8%
Medical	10.3%
Information Technology	15.8%

Top 5 Blue Chip Stocks (% of Net Assets)

Apple, Inc.	4.0%
NVIDIA Corp.	3.5%
Microsoft Corp.	3.4%
Amazon.com, Inc.	1.6%
Meta Platforms, Inc. Class A	1.5%

Top 5 Tax-Exempt Bonds (% of Net Assets)

Port of Port Arthur Navigation District Revenue, Series A, 2.85%, 4/1/40	1.0%
Port of Port Arthur Navigation District Revenue, Series C, 2.90%, 4/1/40	0.9%
Development Authority of Appling County Revenue, 2.80%, 9/1/29	0.7%
New York City Municipal Water Finance Authority Revenue, Series DD, 3.20%, 6/15/33	0.6%
Chicago Board of Education, GO, Series A, 5.00%, 12/1/47	0.4%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USBLX — SAR (8/24)

Victory Growth and Tax Strategy Fund

Institutional Shares

Ticker: UGTIX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$28	0.54%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$843,850
Number of Holdings	760
Portfolio Turnover	4%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	4.4%
Communication Services	4.6%
Education	5.7%
Nursing Homes	5.8%
Health Care	5.8%
Higher Education	6.5%
Financials	6.7%
General	7.8%
Medical	10.3%
Information Technology	15.8%

Top 5 Blue Chip Stocks (% of Net Assets)

Apple, Inc.	4.0%
NVIDIA Corp.	3.5%
Microsoft Corp.	3.4%
Amazon.com, Inc.	1.6%
Meta Platforms, Inc. Class A	1.5%

Top 5 Tax-Exempt Bonds (% of Net Assets)

Port of Port Arthur Navigation District Revenue, Series A, 2.85%, 4/1/40	1.0%
Port of Port Arthur Navigation District Revenue, Series C, 2.90%, 4/1/40	0.9%
Development Authority of Appling County Revenue, 2.80%, 9/1/29	0.7%
New York City Municipal Water Finance Authority Revenue, Series DD, 3.20%, 6/15/33	0.6%
Chicago Board of Education, GO, Series A, 5.00%, 12/1/47	0.4%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGTIX — SAR (8/24)

Victory Growth and Tax Strategy Fund

Class A

Ticker: UGTAX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$43	0.83%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$843,850
Number of Holdings	760
Portfolio Turnover	4%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	4.4%
Communication Services	4.6%
Education	5.7%
Nursing Homes	5.8%
Health Care	5.8%
Higher Education	6.5%
Financials	6.7%
General	7.8%
Medical	10.3%
Information Technology	15.8%

Top 5 Blue Chip Stocks (% of Net Assets)

Apple, Inc.	4.0%
NVIDIA Corp.	3.5%
Microsoft Corp.	3.4%
Amazon.com, Inc.	1.6%
Meta Platforms, Inc. Class A	1.5%

Top 5 Tax-Exempt Bonds (% of Net Assets)

Port of Port Arthur Navigation District Revenue, Series A, 2.85%, 4/1/40	1.0%
Port of Port Arthur Navigation District Revenue, Series C, 2.90%, 4/1/40	0.9%
Development Authority of Appling County Revenue, 2.80%, 9/1/29	0.7%
New York City Municipal Water Finance Authority Revenue, Series DD, 3.20%, 6/15/33	0.6%
Chicago Board of Education, GO, Series A, 5.00%, 12/1/47	0.4%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGTAX — SAR (8/24)

Victory Growth and Tax Strategy Fund

Class C

Ticker: UGTCX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$82	1.58%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$843,850
Number of Holdings	760
Portfolio Turnover	4%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	4.4%
Communication Services	4.6%
Education	5.7%
Nursing Homes	5.8%
Health Care	5.8%
Higher Education	6.5%
Financials	6.7%
General	7.8%
Medical	10.3%
Information Technology	15.8%

Top 5 Blue Chip Stocks (% of Net Assets)

Apple, Inc.	4.0%
NVIDIA Corp.	3.5%
Microsoft Corp.	3.4%
Amazon.com, Inc.	1.6%
Meta Platforms, Inc. Class A	1.5%

Top 5 Tax-Exempt Bonds (% of Net Assets)

Port of Port Arthur Navigation District Revenue, Series A, 2.85%, 4/1/40	1.0%
Port of Port Arthur Navigation District Revenue, Series C, 2.90%, 4/1/40	0.9%
Development Authority of Appling County Revenue, 2.80%, 9/1/29	0.7%
New York City Municipal Water Finance Authority Revenue, Series DD, 3.20%, 6/15/33	0.6%
Chicago Board of Education, GO, Series A, 5.00%, 12/1/47	0.4%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGTCX — SAR (8/24)

Victory International Fund

Fund Shares

Ticker: USIFX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$56	1.06%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,680,136
Number of Holdings	672
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.6%
Communication Services	4.7%
Energy	4.9%
Materials	7.0%
Consumer Staples	8.3%
Information Technology	10.2%
Consumer Discretionary	11.0%
Health Care	11.9%
Industrials	15.4%
Financials	19.5%

Top CountriesFootnote Reference* (% of Net Assets)

Value	Value
Japan	22.1%
United Kingdom	14.0%
Switzerland	9.4%
France	8.4%
Germany	6.7%
Netherlands	5.5%
Australia	5.4%
Denmark	3.4%
Other**	23.9%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

**Includes countries with less than 3.0% of portfolio.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USIFX — SAR (8/24)

Victory International Fund

Institutional Shares

Ticker: UIIFX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$53	1.00%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,680,136
Number of Holdings	672
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.6%
Communication Services	4.7%
Energy	4.9%
Materials	7.0%
Consumer Staples	8.3%
Information Technology	10.2%
Consumer Discretionary	11.0%
Health Care	11.9%
Industrials	15.4%
Financials	19.5%

Top CountriesFootnote Reference* (% of Net Assets)

Value	Value
Japan	22.1%
United Kingdom	14.0%
Switzerland	9.4%
France	8.4%
Germany	6.7%
Netherlands	5.5%
Australia	5.4%
Denmark	3.4%
Other**	23.9%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

**Includes countries with less than 3.0% of portfolio.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIIFX — SAR (8/24)

Victory International Fund

Class R6

Ticker: URITX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$46	0.86%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,680,136
Number of Holdings	672
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.6%
Communication Services	4.7%
Energy	4.9%
Materials	7.0%
Consumer Staples	8.3%
Information Technology	10.2%
Consumer Discretionary	11.0%
Health Care	11.9%
Industrials	15.4%
Financials	19.5%

Top CountriesFootnote Reference* (% of Net Assets)

Value	Value
Japan	22.1%
United Kingdom	14.0%
Switzerland	9.4%
France	8.4%
Germany	6.7%
Netherlands	5.5%
Australia	5.4%
Denmark	3.4%
Other**	23.9%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

**Includes countries with less than 3.0% of portfolio.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URITX — SAR (8/24)

Victory New York Bond Fund

Fund Shares

Ticker: USNYX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory New York Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$34	0.66%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$124,449
Number of Holdings	102
Portfolio Turnover	1%

Top Industries* (% of Net Assets)

Value	Value
Facilities	3.0%
Multifamily Housing	3.3%
Housing	3.6%
General Obligation	3.6%
Nursing Homes	5.7%
Transportation	10.8%
General	12.0%
Education	12.9%
Higher Education	17.3%
Medical	18.0%

* Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USNYX — SAR (8/24)

Victory New York Bond Fund

Institutional Shares

Ticker: UNYIX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory New York Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$32	0.63%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$124,449
Number of Holdings	102
Portfolio Turnover	1%

Top Industries* (% of Net Assets)

Value	Value
Facilities	3.0%
Multifamily Housing	3.3%
Housing	3.6%
General Obligation	3.6%
Nursing Homes	5.7%
Transportation	10.8%
General	12.0%
Education	12.9%
Higher Education	17.3%
Medical	18.0%

* Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UNYIX — SAR (8/24)

Victory New York Bond Fund

Class A

Ticker: UNYBX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory New York Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$46	0.90%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$124,449
Number of Holdings	102
Portfolio Turnover	1%

Top Industries* (% of Net Assets)

Value	Value
Facilities	3.0%
Multifamily Housing	3.3%
Housing	3.6%
General Obligation	3.6%
Nursing Homes	5.7%
Transportation	10.8%
General	12.0%
Education	12.9%
Higher Education	17.3%
Medical	18.0%

* Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UNYBX — SAR (8/24)

Victory Precious Metals and Minerals Fund

Fund Shares

Ticker: USAGX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$71	1.15%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$568,330
Number of Holdings	35
Portfolio Turnover	1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Agnico Eagle Mines Ltd.	11.7%
Barrick Gold Corp.	10.3%
Newmont Corp.	10.0%
Wheaton Precious Metals Corp.	8.0%
Gold Fields Ltd., ADR	5.1%
Royal Gold, Inc.	4.4%
Northern Star Resources Ltd.	4.2%
Zijin Mining Group Co. Ltd., Class H	4.2%
Alamos Gold, Inc.	4.1%
Anglogold Ashanti PLC	4.1%

Top CountriesFootnote Reference* (% of Net Assets)

Value	Value
Canada	54.7%
United States	14.4%
Australia	10.6%
South Africa	8.4%
United Kingdom	6.4%
China	4.1%
Other**	1.1%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

**Includes countries with less than 3.0% of portfolio.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAGX — SAR (8/24)

Victory Precious Metals and Minerals Fund

Institutional Shares

Ticker: UIPMX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$63	1.02%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$568,330
Number of Holdings	35
Portfolio Turnover	1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Agnico Eagle Mines Ltd.	11.7%
Barrick Gold Corp.	10.3%
Newmont Corp.	10.0%
Wheaton Precious Metals Corp.	8.0%
Gold Fields Ltd., ADR	5.1%
Royal Gold, Inc.	4.4%
Northern Star Resources Ltd.	4.2%
Zijin Mining Group Co. Ltd., Class H	4.2%
Alamos Gold, Inc.	4.1%
Anglogold Ashanti PLC	4.1%

Top CountriesFootnote Reference* (% of Net Assets)

Value	Value
Canada	54.7%
United States	14.4%
Australia	10.6%
South Africa	8.4%
United Kingdom	6.4%
China	4.1%
Other**	1.1%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

**Includes countries with less than 3.0% of portfolio.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIPMX — SAR (8/24)

Victory Precious Metals and Minerals Fund

Class A

Ticker: UPMMX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$84	1.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$568,330
Number of Holdings	35
Portfolio Turnover	1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Agnico Eagle Mines Ltd.	11.7%
Barrick Gold Corp.	10.3%
Newmont Corp.	10.0%
Wheaton Precious Metals Corp.	8.0%
Gold Fields Ltd., ADR	5.1%
Royal Gold, Inc.	4.4%
Northern Star Resources Ltd.	4.2%
Zijin Mining Group Co. Ltd., Class H	4.2%
Alamos Gold, Inc.	4.1%
Anglogold Ashanti PLC	4.1%

Top CountriesFootnote Reference* (% of Net Assets)

Value	Value
Canada	54.7%
United States	14.4%
Australia	10.6%
South Africa	8.4%
United Kingdom	6.4%
China	4.1%
Other**	1.1%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

**Includes countries with less than 3.0% of portfolio.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UPMMX — SAR (8/24)

Victory Sustainable World Fund

Fund Shares

Ticker: USAWX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Sustainable World Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$58	1.08%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,438,314
Number of Holdings	576
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.2%
Energy	3.6%
Materials	4.5%
Consumer Staples	5.7%
Communication Services	8.5%
Industrials	10.9%
Consumer Discretionary	11.2%
Health Care	11.8%
Financials	16.4%
Information Technology	22.6%

Top CountriesFootnote Reference* (% of Net Assets)

Value	Value
United States	57.8%
Japan	5.5%
Taiwan	3.6%
United Kingdom	3.5%
China	3.2%
Canada	3.2%
France	3.1%
Other**	19.4%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

**Includes countries with less than 3.0% of portfolio.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAWX — SAR (8/24)

Victory Sustainable World Fund

Institutional Shares

Ticker: UIWGX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Sustainable World Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$55	1.03%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,438,314
Number of Holdings	576
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.2%
Energy	3.6%
Materials	4.5%
Consumer Staples	5.7%
Communication Services	8.5%
Industrials	10.9%
Consumer Discretionary	11.2%
Health Care	11.8%
Financials	16.4%
Information Technology	22.6%

Top CountriesFootnote Reference* (% of Net Assets)

Value	Value
United States	57.8%
Japan	5.5%
Taiwan	3.6%
United Kingdom	3.5%
China	3.2%
Canada	3.2%
France	3.1%
Other**	19.4%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

**Includes countries with less than 3.0% of portfolio.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIWGX — SAR (8/24)

Victory Sustainable World Fund

Class A

Ticker: USWGX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Sustainable World Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$74	1.38%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,438,314
Number of Holdings	576
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.2%
Energy	3.6%
Materials	4.5%
Consumer Staples	5.7%
Communication Services	8.5%
Industrials	10.9%
Consumer Discretionary	11.2%
Health Care	11.8%
Financials	16.4%
Information Technology	22.6%

Top CountriesFootnote Reference* (% of Net Assets)

Value	Value
United States	57.8%
Japan	5.5%
Taiwan	3.6%
United Kingdom	3.5%
China	3.2%
Canada	3.2%
France	3.1%
Other**	19.4%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

**Includes countries with less than 3.0% of portfolio.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USWGX — SAR (8/24)

Victory Target Managed Allocation Fund

Fund Shares

Ticker: UTMAX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Target Managed Allocation Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$34	0.65%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$499,552
Number of Holdings	308
Portfolio Turnover	117%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	2.4%
Materials	4.2%
Consumer Staples	4.3%
Real Estate	5.9%
Communication Services	7.3%
Industrials	8.2%
Consumer Discretionary	9.5%
Health Care	10.2%
Financials	10.7%
Information Technology	28.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Apple, Inc.	6.3%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.3%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc., Class A	2.0%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
VanEck Gold Miners ETF	1.6%
Eli Lilly & Co.	1.4%
Broadcom, Inc.	1.3%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTMAX — SAR (8/24)

Victory Tax Exempt Intermediate-Term Fund

Fund Shares

Ticker: USATX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$24	0.48%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,166,211
Number of Holdings	1,066
Portfolio Turnover	4%

Top Industries* (% of Net Assets)

Value	Value
Water	3.6%
Development	4.1%
School District	4.8%
General Obligation	4.9%
Education	5.6%
Nursing Homes	6.3%
Higher Education	7.5%
Transportation	10.1%
General	20.5%
Medical	21.6%

* Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USATX — SAR (8/24)

Victory Tax Exempt Intermediate-Term Fund

Institutional Shares

Ticker: UITIX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$22	0.44%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,166,211
Number of Holdings	1,066
Portfolio Turnover	4%

Top Industries* (% of Net Assets)

Value	Value
Water	3.6%
Development	4.1%
School District	4.8%
General Obligation	4.9%
Education	5.6%
Nursing Homes	6.3%
Higher Education	7.5%
Transportation	10.1%
General	20.5%
Medical	21.6%

* Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UITIX — SAR (8/24)

Victory Tax Exempt Intermediate-Term Fund

Class A

Ticker: UTEIX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$36	0.71%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,166,211
Number of Holdings	1,066
Portfolio Turnover	4%

Top Industries* (% of Net Assets)

Value	Value
Water	3.6%
Development	4.1%
School District	4.8%
General Obligation	4.9%
Education	5.6%
Nursing Homes	6.3%
Higher Education	7.5%
Transportation	10.1%
General	20.5%
Medical	21.6%

* Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTEIX — SAR (8/24)

Victory Tax Exempt Long-Term Fund

Fund Shares

Ticker: USTEX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$23	0.44%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,738,188
Number of Holdings	523
Portfolio Turnover	1%

Top Industries* (% of Net Assets)

Value	Value
Water	2.8%
Development	3.6%
General Obligation	5.3%
School District	7.5%
Education	7.6%
Transportation	7.8%
Higher Education	9.0%
Nursing Homes	11.0%
General	15.9%
Medical	19.7%

* Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USTEX — SAR (8/24)

Victory Tax Exempt Long-Term Fund

Institutional Shares

Ticker: ULTIX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$22	0.42%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,738,188
Number of Holdings	523
Portfolio Turnover	1%

Top Industries* (% of Net Assets)

Value	Value
Water	2.8%
Development	3.6%
General Obligation	5.3%
School District	7.5%
Education	7.6%
Transportation	7.8%
Higher Education	9.0%
Nursing Homes	11.0%
General	15.9%
Medical	19.7%

* Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

ULTIX — SAR (8/24)

Victory Tax Exempt Long-Term Fund

Class A

Ticker: UTELX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$33	0.65%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,738,188
Number of Holdings	523
Portfolio Turnover	1%

Top Industries* (% of Net Assets)

Value	Value
Water	2.8%
Development	3.6%
General Obligation	5.3%
School District	7.5%
Education	7.6%
Transportation	7.8%
Higher Education	9.0%
Nursing Homes	11.0%
General	15.9%
Medical	19.7%

* Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTELX — SAR (8/24)

Victory Tax Exempt Short-Term Fund

Fund Shares

Ticker: USSTX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$23	0.46%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$677,886
Number of Holdings	366
Portfolio Turnover	14%

Top Industries* (% of Net Assets)

Value	Value
Transportation	3.8%
Higher Education	4.3%
Water	4.7%
Power	5.4%
Pollution	5.9%
Nursing Homes	6.3%
Development	11.5%
General Obligation	12.5%
General	17.2%
Medical	17.6%

* Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USSTX — SAR (8/24)

Victory Tax Exempt Short-Term Fund

Institutional Shares

Ticker: USTIX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$21	0.41%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$677,886
Number of Holdings	366
Portfolio Turnover	14%

Top Industries* (% of Net Assets)

Value	Value
Transportation	3.8%
Higher Education	4.3%
Water	4.7%
Power	5.4%
Pollution	5.9%
Nursing Homes	6.3%
Development	11.5%
General Obligation	12.5%
General	17.2%
Medical	17.6%

* Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USTIX — SAR (8/24)

Victory Tax Exempt Short-Term Fund

Class A

Ticker: UTESX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$33	0.65%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$677,886
Number of Holdings	366
Portfolio Turnover	14%

Top Industries* (% of Net Assets)

Value	Value
Transportation	3.8%
Higher Education	4.3%
Water	4.7%
Power	5.4%
Pollution	5.9%
Nursing Homes	6.3%
Development	11.5%
General Obligation	12.5%
General	17.2%
Medical	17.6%

* Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTESX — SAR (8/24)

Victory Tax Exempt Money Market Fund

Fund Shares

Ticker: USEXX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Tax Exempt Money Market Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$28	0.56%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$446,639
Number of Holdings	50
7 Day Net Yield	2.69%

Top Industries (% of Net Assets)

Value	Value
Education	3.4%
Higher Education	3.6%
Facilities	4.5%
Transportation	4.5%
Water	4.6%
Power	5.5%
Multifamily Housing	7.0%
Pollution	9.2%
Medical	20.0%
Development	33.1%

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USEXX — SAR (8/24)

Victory Treasury Money Market Trust

Fund Shares

Ticker: UATXX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Treasury Money Market Trust (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$18	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$873,305
Number of Holdings	12
7 Day Net Yield	4.93%

Asset Allocation (% of Net Assets)

Value	Value
U.S. Treasury Obligations	56.5%
Repurchase Agreements	43.3%

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UATXX — SAR (8/24)

Victory Virginia Bond Fund

Fund Shares

Ticker: USVAX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$30	0.59%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$523,528
Number of Holdings	184
Portfolio Turnover	1%

Top Industries* (% of Net Assets)

Value	Value
Power	1.6%
Facilities	3.8%
Water	4.2%
Development	4.7%
Multifamily Housing	7.3%
Transportation	7.7%
Higher Education	9.1%
Nursing Homes	13.8%
General	18.2%
Medical	20.4%

* Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USVAX — SAR (8/24)

Victory Virginia Bond Fund

Institutional Shares

Ticker: UVAIX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$27	0.53%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$523,528
Number of Holdings	184
Portfolio Turnover	1%

Top Industries* (% of Net Assets)

Value	Value
Power	1.6%
Facilities	3.8%
Water	4.2%
Development	4.7%
Multifamily Housing	7.3%
Transportation	7.7%
Higher Education	9.1%
Nursing Homes	13.8%
General	18.2%
Medical	20.4%

* Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UVAIX — SAR (8/24)

Victory Virginia Bond Fund

Class A

Ticker: UVABX

Semi-annual shareholder report — August 31, 2024

The semi-annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$41	0.80%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

Net Assets	$523,528
Number of Holdings	184
Portfolio Turnover	1%

Top Industries* (% of Net Assets)

Value	Value
Power	1.6%
Facilities	3.8%
Water	4.2%
Development	4.7%
Multifamily Housing	7.3%
Transportation	7.7%
Higher Education	9.1%
Nursing Homes	13.8%
General	18.2%
Medical	20.4%

* Does not include futures contracts, money market instruments, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UVABX — SAR (8/24)

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable— only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable— only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable— only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

August 31, 2024
Semi-Annual: Full Financials
Victory California Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
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The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
11
Notes to Financial Statements 14

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory California Bond Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (99.0%)
California (97.2%):
Adelanto Public Utility Authority Revenue (INS - Assured Guaranty Municipal Corp.) , Series
A , 5 .00% , 7/1/39 , Continuously Callable @100 ............................. $ 2,000 $ 2,107
Alameda Corridor Transportation Authority Revenue , Series A , 0.00% , 10/1/50 , Continuously
Callable @100 (a) ................................................... 1,250 711
Albany Unified School District, GO
Series B , 5 .00% , 8/1/43 , Continuously Callable @100 ......................... 2,000 2,074
Series B , 4 .00% , 8/1/46 , Continuously Callable @100 ......................... 1,500 1,501
Bay Area Toll Authority Revenue , Series A , 4 .17% ( MUNIPSA + 125 bps ) , 4/1/36 , Continuously
Callable @100 (b) ................................................... 15,000 14,920
Burbank Unified School District, GO
4 .30% , 8/1/33 , Continuously Callable @100 ............................... 3,085 3,268
4 .35% , 8/1/34 , Continuously Callable @100 ............................... 3,000 3,178
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT (INS - Assured
Guaranty Municipal Corp.) , Series B , 4 .50% , 7/1/54 , Continuously Callable @100 .... 1,000 1,008
California Community Housing Agency Revenue , Series A , 5 .00% , 8/1/50 , Continuously
Callable @100 (c) ................................................... 1,900 1,910
California County Tobacco Securitization Agency Revenue
4 .00% , 6/1/49 , Continuously Callable @100 ............................... 500 472
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 500 467
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 1,000 923
California Educational Facilities Authority Revenue
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 2,000 2,100
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 2,000 2,082
Series A , 5 .00% , 10/1/37 , Continuously Callable @100 ........................ 1,000 1,015
Series A , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ 5,500 5,662
Series A , 5 .50% , 10/1/53 , Continuously Callable @100 ........................ 500 534
California Enterprise Development Authority Revenue
4 .00% , 11/1/49 , Continuously Callable @100 ............................... 1,900 1,904
4 .00% , 11/1/50 , Continuously Callable @100 ............................... 680 681
California Health Facilities Financing Authority Revenue
Series A , 4 .00% , 3/1/39 , Continuously Callable @100 ......................... 7,375 7,214
Series A , 5 .00% , 11/15/39 , Continuously Callable @100 ....................... 2,100 2,102
Series A , 5 .25% , 12/1/44 , Continuously Callable @100 ........................ 1,300 1,428
Series A , 4 .00% , 4/1/45 , Continuously Callable @100 ......................... 1,800 1,796
Series A , 5 .00% , 8/15/47 , Continuously Callable @100 ........................ 2,900 2,964
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 10,000 9,539
Series A , 4 .00% , 4/1/49 , Continuously Callable @100 ......................... 1,700 1,648
Series A , 4 .00% , 8/15/50 , Continuously Callable @100 ........................ 2,000 1,961
Series B , 4 .00% , 11/15/41 , Continuously Callable @100 ....................... 14,000 14,067
Series B , 5 .25% , 11/15/53 , Continuously Callable @100 ....................... 1,000 1,079
California Health Facilities Financing Authority Revenue (NBGA - California Health Insurance
Construction Loan Insurance Program)
5 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,050 1,062
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 2,300 2,325
California Infrastructure & Economic Development Bank Revenue
4 .00% , 7/1/50 , Continuously Callable @100 ............................... 4,000 3,897
Series A , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 1,000 1,065
Series B , 5 .00% , 11/1/57 , Continuously Callable @100 ........................ 1,300 1,371
California Municipal Finance Authority Certificate of Participation (INS - Assured Guaranty
Corp.)
Series A , 5 .25% , 11/1/36 , Continuously Callable @100 ........................ 1,000 1,143
Series A , 5 .25% , 11/1/52 , Continuously Callable @100 ........................ 500 544
California Municipal Finance Authority Revenue
5 .00% , 6/1/43 , Continuously Callable @100 ............................... 2,500 2,638
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 6,500 6,253
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 965 917
Series A , 5 .00% , 2/1/37 , Continuously Callable @100 ......................... 750 765
Series A , 5 .50% , 5/1/44 , Continuously Callable @100 (c) ....................... 290 296
Series A , 4 .00% , 10/1/44 , Continuously Callable @100 ........................ 2,000 1,879
Series A , 5 .00% , 2/1/47 , Continuously Callable @100 ......................... 2,000 2,019
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 1,005

Victory Portfolios III
Victory California Bond Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A , 5 .00% , 6/1/50 , Continuously Callable @100 ......................... $ 1,000 $ 1,001
Series A , 4 .00% , 11/15/52 , Continuously Callable @103 ....................... 750 622
Series A , 5 .75% , 5/1/54 , Continuously Callable @100 (c) ....................... 710 725
Series A , 4 .00% , 11/15/56 , Continuously Callable @103 ....................... 1,100 898
Series A , 5 .88% , 5/1/59 , Continuously Callable @100 (c) ....................... 305 316
California Municipal Finance Authority Revenue (NBGA - California Health Insurance
Construction Loan Insurance Program)
4 .13% , 5/15/39 , Continuously Callable @100 ............................... 1,900 1,926
4 .13% , 5/15/46 , Continuously Callable @100 ............................... 2,100 2,121
Series B , 5 .00% , 5/15/47 , Continuously Callable @102 ........................ 2,500 2,569
California Pollution Control Financing Authority Revenue , 5 .00% , 11/21/45 , Continuously
Callable @100 (c) ................................................... 7,470 7,702
California Public Finance Authority Revenue
5 .00% , 10/15/37 , Continuously Callable @100 .............................. 1,000 1,007
5 .00% , 10/15/47 , Continuously Callable @100 .............................. 3,000 3,005
California School Finance Authority Revenue
5 .00% , 8/1/41 , Continuously Callable @100 (c) ............................. 1,600 1,611
5 .00% , 8/1/41 , Pre-refunded 8/1/25 @ 100 (c) ............................... 150 153
5 .00% , 8/1/42 , Continuously Callable @100 (c) ............................. 1,000 1,022
5 .00% , 8/1/46 , Continuously Callable @100 (c) ............................. 2,050 2,060
5 .00% , 8/1/46 , Pre-refunded 8/1/25 @ 100 (c) ............................... 200 205
5 .00% , 8/1/52 , Continuously Callable @100 (c) ............................. 1,000 1,012
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 (c) ....................... 1,370 1,386
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 (c) ....................... 650 657
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 (c) ....................... 900 908
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 (c) ....................... 3,150 3,206
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 (c) ....................... 1,050 1,083
California Statewide Communities Development Authority Revenue
5 .00% , 5/15/40 , Continuously Callable @100 ............................... 2,750 2,778
5 .00% , 10/1/46 , Continuously Callable @100 ............................... 2,750 2,772
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 1,995 2,066
5 .00% , 7/1/48 , Continuously Callable @100 ............................... 4,000 4,186
Series A , 5 .00% , 5/15/25 ............................................. 2,180 2,206
Series A , 4 .00% , 4/1/45 , Continuously Callable @100 ......................... 1,500 1,462
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 2,000 2,027
Series A , 4 .00% , 8/15/51 , Continuously Callable @100 ........................ 3,000 2,919
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,000 1,020
Series A , 5 .00% , 12/1/57 , Continuously Callable @100 ........................ 2,500 2,548
California Statewide Communities Development Authority Revenue (INS - Assured Guaranty
Corp.) , Series A , 5 .25% , 8/15/52 , Continuously Callable @100 .................. 1,000 1,083
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program) , 4 .00% , 11/1/46 , Continuously
Callable @100 ..................................................... 4,000 4,029
Centinela Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 8/1/50 , Continuously Callable @100 ......................... 9,500 9,282
Chino Valley Unified School District, GO , Series B , 4 .00% , 8/1/45 , Continuously Callable
@100 ........................................................... 1,000 1,013
City & County of San Francisco Community Facilities District No. 2014-1 Special Tax , Series
A , 5 .00% , 9/1/52 , Continuously Callable @100 ............................. 750 784
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax , 4 .00% ,
9/1/52 , Callable 9/1/28 @ 103 (c) ........................................ 1,750 1,544
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Tax
Allocation
Series A , 5 .00% , 9/1/52 , Continuously Callable @100 (c) ....................... 1,250 1,260
Series B , 5 .00% , 9/1/52 , Continuously Callable @100 (c) ....................... 640 641
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 5/1/43 , Continuously Callable @100 ............................... 1,300 1,336
City of Fillmore Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
5/1/47 , Continuously Callable @100 ..................................... 2,000 2,058
City of Sacramento Special Tax , 5 .38% , 9/1/52 , Continuously Callable @103 (c) .......... 2,000 2,135
City of San Mateo Special Tax (INS - Build America Mutual Assurance Co.) , Series 2008-1 ,
5 .25% , 9/1/44 , Continuously Callable @100 ............................... 4,000 4,407

Victory Portfolios III
Victory California Bond Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 11/15/41 , Continuously Callable @100 .............................. $ 5,710 $ 5,740
4 .00% , 11/15/44 , Continuously Callable @100 .............................. 5,000 5,015
City of Upland Certificate of Participation
4 .00% , 1/1/42 , Continuously Callable @100 ............................... 3,000 2,875
5 .00% , 1/1/47 , Continuously Callable @100 ............................... 2,000 2,043
County of Sacramento Airport System Revenue , Series B , 5 .00% , 7/1/41 , Continuously
Callable @100 ..................................................... 1,100 1,139
Elk Grove Finance Authority Special Tax (INS - Build America Mutual Assurance Co.) , 5 .00% ,
9/1/38 , Continuously Callable @100 ..................................... 1,500 1,521
Foothill-Eastern Transportation Corridor Agency Revenue , Series B-2 , 3 .50% , 1/15/53 ,
Continuously Callable @100 ........................................... 1,500 1,260
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.)
1/15/34 (d) ........................................................ 15,000 10,715
1/15/35 (d) ........................................................ 7,500 5,136
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series A , 4 .00% , 4/1/46 , Continuously Callable @100 ......................... 1,225 1,227
Golden State Tobacco Securitization Corp. Revenue , Series B , 5 .00% , 6/1/51 , Continuously
Callable @100 ..................................................... 1,000 1,038
Grass Valley School District, GO (INS - Build America Mutual Assurance Co.) , 5 .00% , 8/1/45 ,
Continuously Callable @100 ........................................... 2,400 2,470
Hayward Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series A ,
5 .00% , 8/1/44 , Continuously Callable @100 ............................... 3,000 3,158
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/31 ,
Continuously Callable @100 ........................................... 2,940 2,944
Inglewood Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series A ,
4 .00% , 8/1/46 , Continuously Callable @100 ............................... 3,550 3,612
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series B , 5 .00% , 8/1/38 , Continuously Callable @100 ......................... 750 775
Series C , 4 .00% , 8/1/37 , Continuously Callable @100 ......................... 450 457
Series C , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 450 456
Irvine Unified School District Special Tax
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,015 1,027
Series A , 5 .00% , 9/1/45 , Continuously Callable @100 ......................... 2,990 3,096
Series B , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,044
Series B , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 995 1,027
Series C , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,018
Series C , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 520 529
Series D , 5 .00% , 9/1/49 , Continuously Callable @100 ........................ 995 1,025
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 1,790 1,758
Series A , 5 .00% , 9/1/56 , Continuously Callable @100 ......................... 5,970 6,133
Jurupa Public Financing Authority Special Tax , Series A , 5 .00% , 9/1/42 , Continuously Callable
@100 ........................................................... 1,000 1,000
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS
- Build America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/52 , Continuously Callable
@100 ........................................................... 1,500 1,499
Long Beach Bond Finance Authority Revenue , Series A , 5 .00% , 11/15/35 .............. 3,875 4,298
Los Angeles County Public Works Financing Authority Revenue
Series A , 5 .00% , 12/1/44 , Continuously Callable @100 ........................ 2,000 2,013
Series D , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 6,000 6,123
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build
America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/41 , Continuously Callable @100 5,790 5,793
Middle Fork Project Finance Authority Revenue , 5 .00% , 4/1/33 , Continuously Callable @100 2,205 2,339
Monrovia Financing Authority Revenue , 5 .00% , 12/1/45 , Continuously Callable @100 ..... 3,435 3,489
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
12/1/45 , Continuously Callable @100 .................................... 2,345 2,402
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series
B , 5 .00% , 8/1/47 , Continuously Callable @100 ............................. 6,500 6,864
Mountain View School District/Los Angeles County, GO (INS - Build America Mutual
Assurance Co.) , Series B , 5 .00% , 8/1/48 , Continuously Callable @100 ............. 3,315 3,385

Victory Portfolios III
Victory California Bond Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee
Corp.)
Series A , 5 .00% , 10/1/30 , Continuously Callable @100 ........................ $ 5,000 $ 5,006
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 3,500 3,503
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series C , 8/1/30 (d) .................................................. 7,500 6,389
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 8/1/31 (d) ....... 12,230 9,544
Palomar Health, GO (INS - National Public Finance Guarantee Corp.) , Series A , 8/1/26 (d) .. 5,500 5,136
Perris Union High School District, GO (INS - Assured Guaranty Corp.) , Series A , 4 .00% ,
9/1/48 , Continuously Callable @100 ..................................... 5,000 5,058
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 9/1/29 , Continuously Callable @100 ........... 2,000 2,078
Pomona Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series F ,
5 .00% , 8/1/39 , Continuously Callable @100 ............................... 1,500 1,509
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.) , 4 .00% ,
9/1/50 , Continuously Callable @100 ..................................... 4,750 4,703
Regents of the University of California Medical Center Pooled Revenue (NBGA - University
of California Medical Center) , Series O-1 , 2 .15% , 5/15/45 , Callable 10/1/24 @ 100 (e) . 1,560 1,560
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 2,800 2,804
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Corp.) , Series
A-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............................ 1,500 1,632
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Municipal
Corp.) , Series 2016-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............... 2,000 2,175
Riverside County Public Financing Authority Tax Allocation (INS - Build America Mutual
Assurance Co.)
Series A , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,250 1,256
Series A , 4 .00% , 10/1/37 , Continuously Callable @100 ........................ 1,625 1,629
Riverside County Redevelopment Successor Agency Tax Allocation (INS - Build America
Mutual Assurance Co.) , Series B , 4 .00% , 10/1/37 , Continuously Callable @100 ...... 2,000 2,009
Riverside County Transportation Commission Revenue , Series B1 , 4 .00% , 6/1/46 ,
Continuously Callable @100 ........................................... 3,000 2,929
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 9/1/41 , Continuously Callable @100 ......................... 2,000 2,060
Sacramento Area Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.) , 5 .00% , 10/1/44 , Continuously Callable @100 ................... 2,000 2,002
San Bruno Park School District, GO , Series A , 5 .00% , 8/1/48 , Continuously Callable @100 .. 3,000 3,070
San Diego County Regional Airport Authority Revenue , Series A , 5 .00% , 7/1/47 , Continuously
Callable @100 ..................................................... 1,500 1,548
San Diego Public Facilities Financing Authority Revenue , Series A , 5 .00% , 10/15/44 ,
Continuously Callable @100 ........................................... 2,500 2,543
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT , Series A , 5 .25% , 5/1/49 , Continuously Callable @100 .................... 1,000 1,083
San Leandro Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series
B , 5 .00% , 8/1/43 , Continuously Callable @100 ............................. 2,750 2,908
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS - Build America
Mutual Assurance Co.) , Series A , 5 .00% , 2/1/38 , Continuously Callable @100 ....... 5,000 5,030
Santa Clarita Community College District, GO , 4 .00% , 8/1/46 , Continuously Callable @100 . 5,250 5,214
Santa Cruz County Redevelopment Successor Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 9/1/35 , Continuously Callable @100 ........... 6,000 6,101
Santa Rosa High School District, GO (INS - Assured Guaranty Municipal Corp.) , Series C ,
5 .00% , 8/1/43 , Continuously Callable @100 ............................... 1,000 1,034
State of California, GO , 5 .00% , 10/1/47 , Continuously Callable @100 ................. 14,000 14,287
Stockton Public Financing Authority Revenue
4 .00% , 3/1/40 , Continuously Callable @100 ............................... 920 871
5 .00% , 3/1/47 , Continuously Callable @100 ............................... 4,385 4,488
Sweetwater Union High School District, GO , Series 2018-A1 , 5 .00% , 8/1/52 , Continuously
Callable @100 ..................................................... 1,000 1,081
Tahoe-Truckee Unified School District Certificate of Participation (INS - Build America
Mutual Assurance Co.) , 4 .00% , 6/1/43 , Continuously Callable @100 .............. 1,000 1,006
Temecula Valley Unified School District Financing Authority Special Tax (INS - Build
America Mutual Assurance Co.) , 5 .00% , 9/1/40 , Continuously Callable @100 ....... 1,575 1,588

Victory Portfolios III
Victory California Bond Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Temecula Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 8/1/45 , Continuously Callable @100 ......................... $ 7,500 $ 7,532
Tobacco Securitization Authority of Southern California Revenue
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 720 733
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 2,175 2,255
Transbay Joint Powers Authority Tax Allocation , Series A , 5 .00% , 10/1/49 , Continuously
Callable @100 ..................................................... 800 802
Vacaville Unified School District, GO , Series D , 4 .00% , 8/1/45 , Continuously Callable @100 1,850 1,862
Val Verde Unified School District Certificate of Participation (INS - Build America Mutual
Assurance Co.)
Series A , 5 .00% , 8/1/34 , Continuously Callable @100 ......................... 1,105 1,122
Series A , 5 .00% , 8/1/35 , Continuously Callable @100 ......................... 1,530 1,554
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series C ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 4,475 4,482
Washington Township Health Care District Revenue
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,000 1,013
Series A , 5 .75% , 7/1/53 , Continuously Callable @100 ......................... 1,500 1,625
Washington Township Health Care District, GO
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 3,280 3,184
Series B , 4 .50% , 8/1/53 , Continuously Callable @100 ......................... 750 772
Western Placer Unified School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.) , 4 .00% , 8/1/41 , Continuously Callable @100 .................. 6,000 6,031
461,489
Guam (1.2%):
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 2,800 2,886
Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ........................ 2,635 2,843
5,729
Virgin Islands (0.6%):
Virgin Islands Public Finance Authority Revenue , 5 .00% , 9/1/33 , Continuously Callable
@100 (c) ......................................................... 3,000 3,031
Total Municipal Bonds (Cost $471,013)
a
a
a
470,249
Total Investments (Cost $471,013) — 99.0% 470,249
Other assets in excess of liabilities — 1.0% 4,731
NET ASSETS - 100.00% $ 474,980
(a) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(b) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2024.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2024, the fair value of these securities was
$32,863 (thousands) and amounted to 6.9% of net assets.
(d) Zero-coupon bond.
(e) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
MUNIPSA
—
SIFMA Municipal Swap Index Yield
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
August 31, 2024
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory California
Bond Fund
Assets:
Investments, at value (Cost $471,013) $ 470,249
Cash 138
Receivables:
Interest 5,319
Capital shares issued 1
From Adviser 8
Prepaid expenses 2
Total Assets 475,717
Liabilities:
Payables:
Distributions 126
Capital shares redeemed 362
Accrued expenses and other payables:
Investment advisory fees 135
Administration fees 61
Custodian fees —(a)
Transfer agent fees 13
Compliance fees —(a)
Trustees' fees 1
12b-1 fees —(a)
Other accrued expenses 39
Total Liabilities 737
Commitments and contingencies (Note 4 )
Net Assets:
Capital 493,560
Total accumulated earnings (loss) (18,580)
Net Assets $ 474,980
Net Assets:
Fund Shares $ 471,507
Institutional Shares 3,110
Class A 363
Total $ 474,980
Shares (unlimited number of shares authorized with no par value):
Fund Shares 45,088
Institutional Shares 297
Class A 35
Total 45,420
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 10.46
Institutional Shares 10.46
Class A 10.45
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10.69
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory California
Bond Fund
Investment Income:
Interest $ 9,082
Total Income 9,082
Expenses:
Investment advisory fees 884
Administration fees — Fund Shares 364
Administration fees — Institutional Shares 1
Administration fees — Class A —(a)
Sub-Administration fees 12
12b-1 fees — Class A 1
Custodian fees 10
Transfer agent fees — Fund Shares 60
Transfer agent fees — Institutional Shares 2
Transfer agent fees — Class A —(a)
Trustees' fees 23
Compliance fees 2
Legal and audit fees 32
State registration and filing fees —(a)
Other expenses 34
Total Expenses 1,425
Less fees paid indirectly (10)
Expenses waived/reimbursed by Adviser (20)
Net Expenses 1,395
Net Investment Income (Loss) 7,687
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (80)
Net change in unrealized appreciation/depreciation on investment securities 2,020
Net realized/unrealized gains (losses) on investments 1,940
Change in net assets resulting from operations $ 9,627
(a) Rounds to less than $1 thousand.

9
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory California Bond Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,687 $ 16,038
Net realized gains (losses) (80) (1,958)
Net change in unrealized appreciation/depreciation 2,020 14,713
Change in net assets resulting from operations 9,627 28,793
Distributions to Shareholders:
Fund Shares (7,633) (16,408)
Institutional Shares (48) (61)
Class A (6) (16)
Change in net assets resulting from distributions to shareholders (7,687) (16,485)
Change in net assets resulting from capital transactions (25,634) (31,728)
Change in net assets (23,694) (19,420)
Net Assets:
Beginning of period 498,674 518,094
End of period $ 474,980 $ 498,674

10
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory California Bond Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 4,588 $ 14,629
Distributions reinvested 6,557 13,970
Cost of shares redeemed (37,083) (61,339)
Total Fund Shares $ (25,938) $ (32,740)
Institutional Shares
Proceeds from shares issued $ 472 $ 1,879
Distributions reinvested 48 58
Cost of shares redeemed (145) (810)
Total Institutional Shares $ 375 $ 1,127
Class A
Proceeds from shares issued $ 3 $ 20
Distributions reinvested 5 14
Cost of shares redeemed (79) (149)
Total Class A $ (71) $ (115)
Change in net assets resulting from capital transactions $ (25,634) $ (31,728)
Share Transactions:
Fund Shares
Issued 443 1,431
Reinvested 633 1,368
Redeemed (3,568) (6,022)
Total Fund Shares (2,492) (3,223)
Institutional Shares
Issued 45 185
Reinvested 5 6
Redeemed (14) (79)
Total Institutional Shares 36 112
Class A
Issued —(a) 2
Reinvested —(a) 1
Redeemed (7) (14)
Total Class A (7) (11)
Change in Shares (2,463) (3,122)
(a) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory California Bond Fund
Fund Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of
Period $10.41 $10.16 $10.81 $11.49 $11.17 $11.07 $10.92
Investment Activities:
Net investment income (loss) 0.16(b) 0.33(b) 0.29(b) 0.27(b) 0.27(b) 0.30(b) 0.34
Net realized and unrealized
gains (losses) 0.05 0.25 (0.66) (0.68) 0.32 0.10 0.15
Total from Investment
Activities 0.21 0.58 (0.37) (0.41) 0.59 0.40 0.49
Distributions to Shareholders
from:
Net investment income (0.16) (0.33) (0.28) (0.27) (0.27) (0.30) (0.34)
Total Distributions (0.16) (0.33) (0.28) (0.27) (0.27) (0.30) (0.34)
Net Asset Value, End of Period $10.46 $10.41 $10.16 $10.81 $11.49 $11.17 $11.07
Total Return(c)(d) 2.09% 5.87% (3.43)% (3.64)% 5.36% 3.62% 4.61%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.57%(i) 0.57%(i) 0.59% 0.55% 0.56% 0.53% 0.52%
Net Investment Income
(Loss)(e) 3.15% 3.18% 3.04% 2.39% 2.40% 2.66% 3.15%
Gross Expenses(e)(h) 0.58%(i) 0.58%(i) 0.59% 0.55% 0.56% 0.53% 0.52%
Supplemental Data:
Net Assets at end of period
(000's) $471,507 $495,521 $516,046 $606,474 $655,948 $677,785 $691,391
Portfolio Turnover(c)(j) 2% 2% 19% 11% 32% 33% 18%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory California Bond Fund
Institutional Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.41 $10.16 $10.81 $11.48 $11.35
Investment Activities:
Net investment income (loss)(c) 0.17 0.33 0.30 0.28 0.21
Net realized and unrealized gains (losses) 0.05 0.26 (0.67) (0.67) 0.13
Total from Investment Activities 0.22 0.59 (0.37) (0.39) 0.34
Distributions to Shareholders from:
Net investment income (0.17) (0.34) (0.28) (0.28) (0.21)
Total Distributions (0.17) (0.34) (0.28) (0.28) (0.21)
Net Asset Value, End of Period $10.46 $10.41 $10.16 $10.81 $11.48
Total Return(d)(e) 2.11% 5.92% (3.36)% (3.50)% 3.01%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.52%(j) 0.52%(j) 0.51% 0.51% 0.50%
Net Investment Income (Loss)(f) 3.20% 3.22% 3.17% 2.43% 2.44%
Gross Expenses(f)(i) 0.69%(j) 0.60%(j) 0.59% 0.58% 0.94%
Supplemental Data:
Net Assets at end of period (000's) $3,110 $2,721 $1,515 $592 $911
Portfolio Turnover(d)(k) 2% 2% 19% 11% 32%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

13
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory California Bond Fund
Class A
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of
Period $10.40 $10.15 $10.80 $11.47 $11.16 $11.06 $10.91
Investment Activities:
Net investment income (loss) 0.15(b) 0.30(b) 0.26(b) 0.25(b) 0.25(b) 0.27(b) 0.32
Net realized and unrealized
gains (losses) 0.05 0.26 (0.66) (0.67) 0.31 0.10 0.15
Total from Investment
Activities 0.20 0.56 (0.40) (0.42) 0.56 0.37 0.47
Distributions to Shareholders
from:
Net investment income (0.15) (0.31) (0.25) (0.25) (0.25) (0.27) (0.32)
Total Distributions (0.15) (0.31) (0.25) (0.25) (0.25) (0.27) (0.32)
Net Asset Value, End of Period $10.45 $10.40 $10.15 $10.80 $11.47 $11.16 $11.06
Total Return (excludes sales
charge)(c)(d) 1.97% 5.66% (3.69)% (3.78)% 5.01% 3.36% 4.37%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.80%(i) 0.78%(i) 0.89% 0.79% 0.81% 0.78% 0.76%
Net Investment Income
(Loss)(e) 2.92% 2.99% 2.73% 2.15% 2.15% 2.41% 2.92%
Gross Expenses(e)(h) 1.83%(i) 0.86%(i) 0.97% 0.85% 0.88% 0.78% 0.76%
Supplemental Data:
Net Assets at end of period
(000's) $363 $432 $533 $1,098 $6,783 $6,381 $7,005
Portfolio Turnover(c)(j) 2% 2% 19% 11% 32% 33% 18%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
14
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory California Bond Fund California Bond Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
15
(Unaudited)
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
Level 1 Level 2 Level 3 Total
California Bond Fund
Municipal Bonds .............................................. $ — $ 470,249 $ — $ 470,249
Total ....................................................... $ — $ 470,249 $ — $ 470,249
Excluding U.S. Government
Securities
Purchases Sales
California Bond Fund ....................................................................... $ 8,532 $ 24,544

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
16
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper California Municipal Debt Funds Index. The Lipper California Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper California Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper California Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
California Bond Fund Fund Shares
Institutional
Shares
in thousands $ 75 $ —(a)
as annual % rate 0.03% 0.02%
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
17
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper California Municipal Debt Funds Index. The Lipper California Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper California Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper California Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
California Bond Fund Fund Shares
Institutional
Shares
in thousands $ 75 $ —(a)
as annual % rate 0.03% 0.02%
(a) Rounds to less than $1 thousand.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended August 31, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2024, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024.
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
In effect until June 30, 2025
Fund Shares Institutional Shares Class A
California Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54% 0.50% 0.80%
Expires
2026
Expires
2027
Expires
2028 Total
California Bond Fund .................................................. $ 15 $ 24 $ 20 $ 59

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
18
(Unaudited)
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
State-Specific Risk — Because the Fund invests in California tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in California, such as changes to state laws and policies, economic issues that affect critical industries, large employers, or weakened real estate prices, and existing debt levels and state budget priorities. In addition, other economic conditions, such as inflation, exacerbate some or all of these risks. The Fund’s performance will be affected by the fiscal and economic health of California and its municipalities and their ability to issue and repay debt. The Fund is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of multiple states.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
19
(Unaudited)
and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2024.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
Short-Term
Amount
Long-Term
Amount Total
California Bond Fund ................................................... $ (4,868) $ (12,827) $ (17,695)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
39600-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Cornerstone Aggressive Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
10
Statement of Operations
11
Statements of Changes in Net Assets
12
Financial Highlights
13
Notes to Financial Statements 14

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Cornerstone Aggressive Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (40.0%)
Communication Services (3.2%):
Alphabet, Inc. , Class C ................................................... 37,968 $ 6,269
Cargurus, Inc. (a) ....................................................... 3,057 89
Comcast Corp. , Class A .................................................. 16,906 669
IDT Corp. , Class B ...................................................... 2,602 100
Meta Platforms, Inc. , Class A .............................................. 8,383 4,370
Shutterstock, Inc. (b) ..................................................... 1,710 61
TEGNA, Inc. .......................................................... 8,900 124
Thryv Holdings, Inc. (a) .................................................. 615 11
Verizon Communications, Inc. .............................................. 25,698 1,074
Yelp, Inc. (a) ........................................................... 3,453 121
Ziff Davis, Inc. (a) ....................................................... 2,854 139
ZipRecruiter, Inc. (a) ..................................................... 6,731 64
13,091
Consumer Discretionary (3.8%):
Abercrombie & Fitch Co. (a) ............................................... 1,136 168
Academy Sports & Outdoors, Inc. ........................................... 2,605 145
Asbury Automotive Group, Inc. (a) ........................................... 433 106
AutoNation, Inc. (a) ..................................................... 76 14
AutoZone, Inc. (a) ....................................................... 46 146
Best Buy Co., Inc. ...................................................... 4,030 405
Booking Holdings, Inc. ................................................... 205 801
D.R. Horton, Inc. ....................................................... 7,758 1,464
Deckers Outdoor Corp. (a) ................................................. 166 159
Dick's Sporting Goods, Inc. ................................................ 3,144 745
Expedia Group, Inc. (a) ................................................... 4,363 607
General Motors Co. ..................................................... 30,700 1,528
G-III Apparel Group Ltd. (a) ............................................... 3,999 106
H&R Block, Inc. ....................................................... 5,029 318
Installed Building Products, Inc. ............................................ 583 130
Kontoor Brands, Inc. .................................................... 1,983 148
LCI Industries ......................................................... 857 101
Lennar Corp. , Class A .................................................... 7,133 1,299
Murphy USA, Inc. ...................................................... 850 442
NVR, Inc. (a) .......................................................... 130 1,192
O'Reilly Automotive, Inc. (a) ............................................... 118 133
Oxford Industries, Inc. ................................................... 1,050 91
Papa John's International, Inc. .............................................. 1,973 93
Perdoceo Education Corp. ................................................. 1,912 43
Phinia, Inc. ........................................................... 2,805 135
PulteGroup, Inc. ........................................................ 10,756 1,416
Ralph Lauren Corp. ..................................................... 3,498 599
Signet Jewelers Ltd. ..................................................... 1,450 122
Smith & Wesson Brands, Inc. .............................................. 3,375 50
Steven Madden Ltd. ..................................................... 3,100 140
Taylor Morrison Home Corp. (a) ............................................ 3,128 211
The Buckle, Inc. ........................................................ 2,944 123
The ODP Corp. (a) ...................................................... 2,919 90
Toll Brothers, Inc. ...................................................... 9,803 1,412
TopBuild Corp. (a) ...................................................... 219 86
Tri Pointe Homes, Inc. (a) ................................................. 3,778 168
Winmark Corp. ........................................................ 303 109
Winnebago Industries, Inc. ................................................ 1,905 114
15,159
Consumer Staples (3.2%):
Altria Group, Inc. ....................................................... 22,360 1,202
Cal-Maine Foods, Inc. ................................................... 1,785 129
Coca-Cola Consolidated, Inc. .............................................. 221 297
Colgate-Palmolive Co. ................................................... 14,519 1,546
Costco Wholesale Corp. .................................................. 1,494 1,333

Victory Portfolios III
Victory Cornerstone Aggressive Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Ingles Markets, Inc. , Class A ............................................... 1,513 $ 112
Kimberly-Clark Corp. .................................................... 9,718 1,406
Philip Morris International, Inc. ............................................. 8,685 1,071
Sysco Corp. ........................................................... 7,648 596
Target Corp. .......................................................... 6,954 1,068
The Andersons, Inc. ..................................................... 2,283 116
The Kroger Co. ........................................................ 26,217 1,395
The Procter & Gamble Co. ................................................ 6,235 1,070
USANA Health Sciences, Inc. (a) ............................................ 1,380 56
Vector Group Ltd. ...................................................... 8,795 132
Walmart, Inc. .......................................................... 17,252 1,333
12,862
Energy (1.6%):
Berry Corp. ........................................................... 8,020 50
California Resources Corp. ................................................ 1,719 90
Chord Energy Corp. ..................................................... 660 98
ConocoPhillips Co. ..................................................... 7,346 836
CONSOL Energy, Inc. ................................................... 1,524 156
Crescent Energy Co. , Class A .............................................. 5,016 60
Devon Energy Corp. ..................................................... 6,074 272
Diamondback Energy, Inc. ................................................ 4,092 798
EOG Resources, Inc. .................................................... 11,697 1,507
HF Sinclair Corp. ....................................................... 3,108 153
Liberty Energy, Inc. ..................................................... 6,217 128
Magnolia Oil & Gas Corp. , Class A .......................................... 3,977 102
Marathon Oil Corp. ..................................................... 7,182 206
Matador Resources Co. ................................................... 1,274 72
Murphy Oil Corp. ...................................................... 3,889 145
Ovintiv, Inc. .......................................................... 9,293 398
Par Pacific Holdings, Inc. (a) ............................................... 3,262 73
PBF Energy, Inc. , Class A ................................................. 1,512 51
Peabody Energy Corp. ................................................... 5,657 132
Phillips 66 Co. ......................................................... 4,692 658
REX American Resources Corp. (a) .......................................... 1,667 76
Scorpio Tankers, Inc. .................................................... 1,352 97
SM Energy Co. ........................................................ 2,078 95
Teekay Corp. (a) ........................................................ 5,011 42
Teekay Tankers Ltd. , Class A ............................................... 1,378 78
Valero Energy Corp. ..................................................... 874 128
Vital Energy, Inc. (a) ..................................................... 1,530 55
6,556
Financials (5.0%):
American Express Co. ................................................... 2,693 697
Ameriprise Financial, Inc. ................................................. 3,130 1,407
Ameris Bancorp ........................................................ 1,708 105
Apollo Commercial Real Estate Finance, Inc. ................................... 4,960 53
Apollo Global Management, Inc. ............................................ 1,399 162
Artisan Partners Asset Management, Inc. , Class A ................................ 2,842 118
Associated Banc-Corp. ................................................... 5,495 126
Bread Financial Holdings, Inc. ............................................. 3,385 197
Capital One Financial Corp. ............................................... 3,081 453
Cathay General Bancorp .................................................. 2,503 110
CNO Financial Group, Inc. ................................................ 4,671 163
Corebridge Financial, Inc. ................................................. 20,231 598
Donnelley Financial Solutions, Inc. (a) ........................................ 1,434 96
East West Bancorp, Inc. .................................................. 5,150 433
Eastern Bankshares, Inc. .................................................. 7,408 126
Enova International, Inc. (a) ................................................ 2,210 189
Essent Group Ltd. ...................................................... 1,702 109
Evercore, Inc. ......................................................... 1,124 276
Everest Group Ltd. ...................................................... 1,963 770

Victory Portfolios III
Victory Cornerstone Aggressive Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Fidelity National Financial, Inc. ............................................ 6,161 $ 363
Fifth Third Bancorp ..................................................... 11,153 476
First Bancorp .......................................................... 8,107 173
Genworth Financial, Inc. (a) ................................................ 22,857 160
Hancock Whitney Corp. .................................................. 1,979 106
Hope Bancorp, Inc. ..................................................... 9,347 120
Interactive Brokers Group, Inc. ............................................. 2,994 386
International Bancshares Corp. ............................................. 2,870 181
Jackson Financial, Inc. , Class A ............................................. 2,132 192
JPMorgan Chase & Co. .................................................. 12,728 2,861
Lakeland Financial Corp. ................................................. 1,414 96
Live Oak Bancshares, Inc. ................................................ 1,251 54
Moelis & Co. , Class A ................................................... 2,243 150
Mr. Cooper Group, Inc. (a) ................................................. 1,052 99
OFG Bancorp ......................................................... 4,019 185
Pathward Financial, Inc. .................................................. 1,032 71
PennyMac Financial Services, Inc. .......................................... 1,352 146
Piper Sandler Cos. ...................................................... 418 114
Preferred Bank ......................................................... 1,300 108
PROG Holdings, Inc. .................................................... 1,973 92
Prudential Financial, Inc. ................................................. 5,408 655
Regions Financial Corp. .................................................. 5,739 134
Skyward Specialty Insurance Group, Inc. (a) .................................... 3,100 127
Stewart Information Services Corp. .......................................... 1,454 107
Synchrony Financial ..................................................... 28,071 1,411
T. Rowe Price Group, Inc. ................................................. 3,431 364
The Allstate Corp. ...................................................... 2,461 465
The Bancorp, Inc. (a) ..................................................... 2,103 110
The Bank of New York Mellon Corp. ......................................... 5,791 395
The Bank of NT Butterfield & Son Ltd. ....................................... 3,213 123
The Hartford Financial Services Group, Inc. .................................... 10,130 1,176
The Progressive Corp. ................................................... 334 84
UMB Financial Corp. .................................................... 1,100 114
Veritex Holdings, Inc. .................................................... 4,998 126
Visa, Inc. , Class A ...................................................... 1,311 362
W.R. Berkley Corp. ..................................................... 11,674 697
Wells Fargo & Co. ...................................................... 20,991 1,227
Westamerica Bancorp .................................................... 2,122 110
20,108
Health Care (5.4%):
AbbVie, Inc. .......................................................... 9,873 1,938
ACADIA Pharmaceuticals, Inc. (a) ........................................... 4,594 76
AdaptHealth Corp. (a) .................................................... 4,202 46
Alector, Inc. (a) ......................................................... 15,626 83
Alkermes PLC (a) ....................................................... 4,108 117
Arcellx, Inc. (a) ........................................................ 1,764 121
Arcus Biosciences, Inc. (a) ................................................. 3,423 59
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 1,409 34
Avanos Medical, Inc. (a) .................................................. 3,844 93
Avidity Biosciences, Inc. (a) ............................................... 926 41
Biohaven Ltd. (a) ....................................................... 1,342 53
Blueprint Medicines Corp. (a) .............................................. 802 77
Bridgebio Pharma, Inc. (a) ................................................. 2,034 57
Cardinal Health, Inc. .................................................... 12,195 1,375
Catalyst Pharmaceuticals, Inc. (a) ............................................ 5,740 116
Cencora, Inc. .......................................................... 450 108
Centene Corp. (a) ....................................................... 11,774 928
Collegium Pharmaceutical, Inc. (a) ........................................... 3,003 116
CorVel Corp. (a) ........................................................ 565 181
Cross Country Healthcare, Inc. (a) ........................................... 5,461 81
Cytokinetics, Inc. (a) ..................................................... 1,235 70
DaVita, Inc. (a) ......................................................... 135 20

Victory Portfolios III
Victory Cornerstone Aggressive Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Denali Therapeutics, Inc. (a) ............................................... 2,182 $ 53
Dynavax Technologies Corp. (a) ............................................. 7,333 82
Elevance Health, Inc. .................................................... 1,692 942
Eli Lilly & Co. ......................................................... 2,551 2,449
Gilead Sciences, Inc. .................................................... 12,941 1,022
Harmony Biosciences Holdings, Inc. (a) ....................................... 2,189 79
HCA Healthcare, Inc. .................................................... 1,897 750
Innoviva, Inc. (a) ....................................................... 2,810 54
Insmed, Inc. (a) ......................................................... 1,407 108
Ironwood Pharmaceuticals, Inc. (a) ........................................... 13,776 70
iTeos Therapeutics, Inc. (a) ................................................ 6,752 114
Johnson & Johnson ..................................................... 4,881 810
Lantheus Holdings, Inc. (a) ................................................ 1,354 144
McKesson Corp. ....................................................... 2,671 1,499
Medpace Holdings, Inc. (a) ................................................ 896 318
Merck & Co., Inc. ...................................................... 16,264 1,926
Molina Healthcare, Inc. (a) ................................................ 1,613 564
Myriad Genetics, Inc. (a) .................................................. 3,605 102
Owens & Minor, Inc. (a) .................................................. 6,323 98
Progyny, Inc. (a) ........................................................ 4,628 109
Regeneron Pharmaceuticals, Inc. (a) .......................................... 634 751
Relay Therapeutics, Inc. (a) ................................................ 5,410 37
REVOLUTION Medicines, Inc. (a) .......................................... 1,288 55
Rhythm Pharmaceuticals, Inc. (a) ............................................ 993 47
SIGA Technologies, Inc. .................................................. 13,966 126
SpringWorks Therapeutics, Inc. (a) ........................................... 1,342 56
Tenet Healthcare Corp. (a) ................................................. 6,491 1,076
The Cigna Group ....................................................... 2,683 971
U.S. Physical Therapy, Inc. ................................................ 843 72
United Therapeutics Corp. (a) .............................................. 2,004 729
Universal Health Services, Inc. , Class B ....................................... 1,582 376
Vaxcyte, Inc. (a) ........................................................ 615 50
Veracyte, Inc. (a) ........................................................ 5,488 173
Vericel Corp. (a) ........................................................ 2,070 107
21,709
Industrials (4.2%):
ACCO Brands Corp. .................................................... 21,573 118
Acuity Brands, Inc. ..................................................... 1,684 429
Alight, Inc. , Class A (a) ................................................... 15,688 117
Allison Transmission Holdings, Inc. ......................................... 4,990 463
Apogee Enterprises, Inc. .................................................. 1,698 113
Applied Industrial Technologies, Inc. ......................................... 841 172
Atkore, Inc. ........................................................... 564 53
Blue Bird Corp. (a) ...................................................... 2,378 122
BlueLinx Holdings, Inc. (a) ................................................ 1,387 140
Boise Cascade Co. ...................................................... 1,465 199
Builders FirstSource, Inc. (a) ............................................... 7,957 1,384
Carlisle Cos., Inc. ....................................................... 1,210 513
Caterpillar, Inc. ........................................................ 2,830 1,008
Cintas Corp. .......................................................... 824 663
Comfort Systems USA, Inc. ............................................... 697 246
Core & Main, Inc. , Class A (a) .............................................. 11,693 562
CRA International, Inc. ................................................... 700 118
Cummins, Inc. ......................................................... 1,565 490
Deluxe Corp. .......................................................... 5,716 118
EMCOR Group, Inc. .................................................... 1,821 716
Exponent, Inc. ......................................................... 1,351 146
Ferguson Enterprises, Inc. ................................................. 2,693 554
Genco Shipping & Trading Ltd. ............................................. 6,029 106
GMS, Inc. (a) .......................................................... 1,113 97
Illinois Tool Works, Inc. .................................................. 1,583 401
Insperity, Inc. .......................................................... 982 92

Victory Portfolios III
Victory Cornerstone Aggressive Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
JELD-WEN Holding, Inc. (a) ............................................... 8,214 $ 117
Kforce, Inc. ........................................................... 1,789 117
Korn Ferry ........................................................... 1,473 108
Leidos Holdings, Inc. .................................................... 2,064 327
Lennox International, Inc. ................................................. 1,372 810
Limbach Holdings, Inc. (a) ................................................ 1,548 100
Lockheed Martin Corp. ................................................... 1,250 710
Masco Corp. .......................................................... 6,576 523
Masterbrand, Inc. (a) ..................................................... 6,429 103
Matson, Inc. .......................................................... 1,323 183
Mueller Industries, Inc. ................................................... 3,155 229
Otis Worldwide Corp. .................................................... 3,205 303
Owens Corning ........................................................ 3,658 617
PACCAR, Inc. ......................................................... 9,250 890
Powell Industries, Inc. ................................................... 731 122
Resideo Technologies, Inc. (a) .............................................. 6,085 123
Sterling Infrastructure, Inc. (a) .............................................. 1,361 163
Terex Corp. ........................................................... 2,353 134
Textron, Inc. .......................................................... 1,979 180
The GEO Group, Inc. (a) .................................................. 8,719 121
Trane Technologies PLC .................................................. 219 79
TriNet Group, Inc. ...................................................... 715 74
UFP Industries, Inc. ..................................................... 1,480 180
United Rentals, Inc. ..................................................... 178 132
W.W. Grainger, Inc. ..................................................... 1,104 1,087
Wabash National Corp. ................................................... 5,544 108
16,780
Information Technology (11.2%):
A10 Networks, Inc. ..................................................... 8,183 113
Adeia, Inc. ............................................................ 10,279 130
Apple, Inc. ........................................................... 42,985 9,844
Applied Materials, Inc. ................................................... 5,288 1,043
Arista Networks, Inc. (a) .................................................. 1,610 569
Axcelis Technologies, Inc. (a) .............................................. 1,216 133
Badger Meter, Inc. ...................................................... 527 109
Belden, Inc. ........................................................... 1,034 111
Box, Inc. , Class A (a) .................................................... 5,220 170
Broadcom, Inc. ........................................................ 12,680 2,065
CDW Corp. ........................................................... 1,464 330
Cisco Systems, Inc. ..................................................... 12,422 628
CommVault Systems, Inc. (a) ............................................... 1,302 202
Dell Technologies, Inc. , Class C ............................................ 10,346 1,195
Diodes, Inc. (a) ......................................................... 1,786 124
Dropbox, Inc. , Class A (a) ................................................. 21,956 552
F5, Inc. (a) ............................................................ 2,773 563
Fair Isaac Corp. (a) ...................................................... 278 481
GoDaddy, Inc. , Class A (a) ................................................. 8,157 1,366
Hewlett Packard Enterprise Co. ............................................. 36,498 707
Insight Enterprises, Inc. (a) ................................................ 743 161
Jabil, Inc. ............................................................ 5,589 611
KLA Corp. ........................................................... 876 718
Knowles Corp. (a) ....................................................... 6,047 112
Kulicke & Soffa Industries, Inc. ............................................. 2,644 116
Microsoft Corp. ........................................................ 21,687 9,047
Motorola Solutions, Inc. .................................................. 2,294 1,014
NCR Voyix Corp. (a) ..................................................... 7,959 107
NVIDIA Corp. ......................................................... 79,158 9,449
PC Connection, Inc. ..................................................... 435 32
Photronics, Inc. (a) ...................................................... 5,176 134
Qorvo, Inc. (a) ......................................................... 5,135 595
QUALCOMM, Inc. ..................................................... 6,389 1,120
Qualys, Inc. (a) ......................................................... 971 122

Victory Portfolios III
Victory Cornerstone Aggressive Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Sanmina Corp. (a) ....................................................... 2,181 $ 151
ScanSource, Inc. (a) ..................................................... 2,383 121
SolarWinds Corp. ....................................................... 5,716 73
TD SYNNEX Corp. ..................................................... 2,778 337
TTM Technologies, Inc. (a) ................................................ 6,658 129
VeriSign, Inc. (a) ........................................................ 1,284 236
Vishay Intertechnology, Inc. ............................................... 5,810 117
Xerox Holdings Corp. ................................................... 8,694 99
45,036
Materials (1.1%):
Alpha Metallurgical Resources, Inc. .......................................... 448 107
Arch Resources, Inc. .................................................... 794 108
CF Industries Holdings, Inc. ............................................... 2,676 222
Hawkins, Inc. ......................................................... 1,037 131
LyondellBasell Industries NV , Class A ........................................ 9,089 897
Metallus, Inc. (a) ........................................................ 5,173 84
Nucor Corp. ........................................................... 4,852 737
O-I Glass, Inc. (a) ....................................................... 5,201 66
Packaging Corp. of America ............................................... 239 50
Reliance, Inc. .......................................................... 1,207 346
Ryerson Holding Corp. ................................................... 2,371 48
Steel Dynamics, Inc. ..................................................... 11,202 1,339
Sylvamo Corp. ......................................................... 1,366 108
Warrior Met Coal, Inc. ................................................... 1,328 82
4,325
Real Estate (0.5%):
Acadia Realty Trust ..................................................... 5,112 115
Alexander & Baldwin, Inc. ................................................ 5,064 100
COPT Defense Properties ................................................. 1,937 58
DiamondRock Hospitality Co. .............................................. 12,725 112
Easterly Government Properties, Inc. ......................................... 3,558 47
Empire State Realty Trust, Inc. ............................................. 9,371 101
Innovative Industrial Properties, Inc. ......................................... 1,032 128
Kite Realty Group Trust .................................................. 5,473 143
Retail Opportunity Investments Corp. ........................................ 3,314 51
SITE Centers Corp. (a) ................................................... 1,882 114
Terreno Realty Corp. .................................................... 875 60
The St. Joe Co. ........................................................ 1,748 104
VICI Properties, Inc. .................................................... 21,816 730
Xenia Hotels & Resorts, Inc. ............................................... 7,533 107
1,970
Utilities (0.8%):
Black Hills Corp. ....................................................... 2,524 149
Consolidated Edison, Inc. ................................................. 1,477 150
DTE Energy Co. ....................................................... 5,442 680
Entergy Corp. ......................................................... 6,581 794
NiSource, Inc. ......................................................... 16,530 547
Northwestern Energy Group, Inc. ........................................... 2,535 138
NRG Energy, Inc. ....................................................... 6,785 577
ONE Gas, Inc. ......................................................... 1,496 103
Otter Tail Corp. ........................................................ 1,490 126
3,264
Total Common Stocks (Cost $120,270)
a
a
a
160,860

Victory Portfolios III
Victory Cornerstone Aggressive Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
U.S. Treasury Obligations (0.4%)
U.S. Treasury Notes , 3 .88% , 3/31/25 (c) ....................................... $ 1,494 $ 1,487
Total U.S. Treasury Obligations (Cost $1,496)
a
a
a
1,487
Shares
Exchange-Traded Funds (47.2%)
Invesco DB Commodity Index Tracking Fund .................................. 28,600 632
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 43,991 2,274
Invesco FTSE RAFI Emerging Markets ETF ................................... 240,641 4,976
iShares 0-5 Year TIPS Bond ETF ............................................ 15,974 1,603
iShares 1-3 Year Treasury Bond ETF ......................................... 18,823 1,559
iShares 20+ Year Treasury Bond ETF ......................................... 12,772 1,232
iShares 7-10 Year Treasury Bond ETF ........................................ 11,250 1,092
iShares Core MSCI EAFE ETF ............................................. 103,179 7,964
iShares Core MSCI Emerging Markets ETF .................................... 10,672 581
iShares Core S&P 500 ETF ................................................ 19,539 11,074
iShares Core U.S. Aggregate Bond ETF ....................................... 5,877 589
iShares J.P. Morgan USD Emerging Markets Bond ETF (b) ......................... 8,329 767
iShares MSCI International Momentum Factor ETF .............................. 146,564 5,898
iShares MSCI International Quality Factor ETF ................................. 165,207 6,812
iShares Russell 2000 ETF (b) ............................................... 8,850 1,948
Schwab Fundamental Emerging Markets Equity ETF ............................. 430,014 12,952
Schwab Fundamental International Equity ETF ................................. 829,619 30,663
Schwab Fundamental International Small Equity ETF ............................. 91,800 3,416
SPDR Gold Shares (a) .................................................... 25,026 5,788
SPDR S&P Emerging Markets SmallCap ETF .................................. 14,790 869
VanEck Gold Miners ETF ................................................. 17,887 691
Vanguard FTSE All-World ex-US ETF ........................................ 15,373 948
Vanguard FTSE Developed Markets ETF ...................................... 550,496 28,841
Vanguard FTSE Emerging Markets ETF ...................................... 310,938 13,905
Vanguard FTSE Europe ETF ............................................... 77,575 5,502
Vanguard Mortgage-Backed Securities ETF .................................... 21,540 1,009
Vanguard Real Estate ETF ................................................ 96,653 9,195
Vanguard S&P 500 ETF .................................................. 37,382 19,365
Vanguard Total Bond Market ETF ........................................... 64,829 4,821
Vanguard Total Stock Market ETF ........................................... 302 84
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 16,645 879
Xtrackers USD High Yield Corporate Bond ETF ................................. 42,134 1,537
Total Exchange-Traded Funds (Cost $149,253)
a
a
a
189,466
Affiliated Exchange-Traded Funds (12.0%)
VictoryShares Core Intermediate Bond ETF .................................... 688,471 32,675
VictoryShares Core Plus Intermediate Bond ETF ................................ 347,170 7,648
VictoryShares Emerging Markets Value Momentum ETF .......................... 16,000 759
VictoryShares Short-Term Bond ETF ......................................... 103,145 5,211
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 80,000 2,062
Total Affiliated Exchange-Traded Funds (Cost $51,615)
a
a
a
48,355
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .18% (d) ........ 698,612 698
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .20% (d) ............ 698,612 698
Invesco Government & Agency Portfolio, Institutional Shares , 5 .18% (d) ............... 698,612 699
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .19% (d) . 698,612 699
Total Collateral for Securities Loaned (Cost $2,794)
a
a
a
2,794
Total Investments (Cost $325,428) — 100.3% 402,962
Liabilities in excess of other assets — (0.3)% (1,173)
NET ASSETS - 100.00% $ 401,789

Victory Portfolios III
Victory Cornerstone Aggressive Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
At August 31, 2024, the Fund's investments in foreign securities were 32.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) All or a portion of this security has been segregated as collateral for derivative instruments.
(d) Rate disclosed is the daily yield on August 31, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 107 9/20/24 $ 5,854,627 $ 5,879,068 $ 24,441
FTSE 100 Index Futures .............. 48 9/20/24 5,194,073 5,286,517 92,444
Tokyo Price Index Futures ............ 15 9/12/24 2,869,987 2,786,653 (83,334)
$ 33,551
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 16 9/19/24 $ 2,073,519 $ 2,178,703 $ (105,184)
E-Mini Russell 2000 Index Futures ...... 92 9/20/24 9,414,779 10,226,260 (811,481)
Hang Seng Index Futures ............. 8 9/27/24 903,588 920,797 (17,209)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 20 9/19/24 3,862,830 4,161,484 (298,654)
$ (1,232,528)
Total unrealized appreciation $ 116,885
Total unrealized depreciation (1,315,862)
Total net unrealized appreciation (depreciation) $ (1,198,977)

Statement of Assets and Liabilities
August 31, 2024
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except per Share Amounts)
(Unaudited)
Victory
Cornerstone
Aggressive Fund
Assets:
Affiliated investments, at value (Cost $51,615) $ 48,355
Unaffiliated investments, at value (Cost $273,813) 354,607(a)
Cash 865
Deposit with broker for futures contracts 1,979
Receivables:
Interest and dividends 194
Capital shares issued 47
From Adviser for ETF reimbursements 35
Variation margin on open futures contracts 27
Prepaid expenses 16
Total Assets 406,125
Liabilities:
Payables:
Collateral received on loaned securities 2,794
Collateral received from broker for futures contracts 966
Capital shares redeemed 82
Variation margin on open futures contracts 117
Accrued expenses and other payables:
Investment advisory fees 200
Administration fees 50
Custodian fees 6
Transfer agent fees 80
Compliance fees —(b)
Trustees' fees 1
Other accrued expenses 40
Total Liabilities 4,336
Commitments and contingencies (Note 4 )
Net Assets:
Capital 300,294
Total accumulated earnings (loss) 101,495
Net Assets $ 401,789
Shares (unlimited number of shares authorized with no par value): 25,962
Net asset value, offering and redemption price per share:(c) $ 15.48
(a) Includes $2,748 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
11
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Cornerstone
Aggressive Fund
Investment Income:
Dividends from affiliated investments $ 980
Dividends from unaffiliated investments 3,239
Interest from unaffiliated investments 114
Securities lending (net of fees) 27
Foreign tax withholding (3)
Total Income 4,357
Expenses:
Investment advisory fees 1,176
Administration fees 294
Sub-Administration fees 37
Custodian fees 12
Transfer agent fees 442
Trustees' fees 24
Compliance fees 2
Legal and audit fees 29
State registration and filing fees 15
Other expenses 38
Recoupment of prior expenses waived/reimbursed by Adviser 66
Total Expenses 2,135
Expenses waived/reimbursed by Adviser (71)
Net Expenses 2,064
Net Investment Income (Loss) 2,293
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (465)
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 16,426
Net realized gains (losses) from futures contracts 626
Net change in unrealized appreciation/depreciation on affiliated investment securities 1,796
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations 12,707
Net change in unrealized appreciation/depreciation on futures contracts (1,067)
Net realized/unrealized gains (losses) on investments 30,023
Change in net assets resulting from operations $ 32,316

12
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Aggressive
Fund
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,293 $ 5,975
Net realized gains (losses) 16,587 9,700
Net change in unrealized appreciation/depreciation 13,436 35,743
Change in net assets resulting from operations 32,316 51,418
Change in net assets resulting from distributions to shareholders — (7,160)
Change in net assets resulting from capital transactions (9,802) (11,127)
Change in net assets 22,514 33,131
Net Assets:
Beginning of period 379,275 346,144
End of period $ 401,789 $ 379,275
Capital Transactions:
Proceeds from shares issued $ 18,888 $ 31,048
Distributions reinvested — 7,142
Cost of shares redeemed (28,690) (49,317)
Change in net assets resulting from capital transactions $ (9,802) $ (11,127)
Share Transactions:
Issued 1,282 2,352
Reinvested — 522
Redeemed (1,943) (3,724)
Change in Shares (661) (850)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
13
See notes to financial statements.
Victory Cornerstone Aggressive Fund
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of
Period $14.25 $12.60 $13.55 $15.31 $11.74 $11.73 $12.81
Investment Activities:
Net investment income (loss) 0.09(b) 0.22(b) 0.18(b) 0.17(b) 0.12(b) 0.20(b) 0.15
Net realized and unrealized
gains (losses) 1.14 1.70 (0.54) (0.66) 3.71 0.03 (0.57)
Total from Investment
Activities 1.23 1.92 (0.36) (0.49) 3.83 0.23 (0.42)
Distributions to Shareholders
from:
Net investment income — (0.27) (0.08) (0.17) (0.18) (0.15) (0.18)
Net realized gains — — (0.51) (1.10) (0.08) (0.07) (0.48)
Total Distributions — (0.27) (0.59) (1.27) (0.26) (0.22) (0.66)
Net Asset Value, End of Period $15.48 $14.25 $12.60 $13.55 $15.31 $11.74 $11.73
Total Return(c)(d) 8.63% 15.33% (2.65)% (3.84)% 32.91% 1.78% (3.04)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 1.05% 1.10% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income
(Loss)(e) 1.17% 1.68% 1.86% 1.11% 0.88% 1.68% 1.54%
Gross Expenses(e)(g) 1.09% 1.14% 1.15% 1.12% 1.17% 1.18% 1.24%
Supplemental Data:
Net Assets at end of period
(000's) $401,789 $379,275 $346,144 $361,083 $387,496 $343,560 $351,410
Portfolio Turnover(c) 40% 57% 60% 43% 64% 90% 95%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
14
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name)
Victory Cornerstone Aggressive Fund Cornerstone Aggressive Fund

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
15
(Unaudited)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation
Level 1 Level 2 Level 3 Total
Cornerstone Aggressive Fund
Common Stocks ............................................... $ 160,860 $ — $ — $ 160,860
U.S. Treasury Obligations ........................................ — 1,487 — 1,487
Exchange-Traded Funds ......................................... 189,466 — — 189,466
Affiliated Exchange-Traded Funds .................................. 48,355 — — 48,355
Collateral for Securities Loaned ................................... 2,794 — — 2,794
Total ....................................................... $ 401,475 $ 1,487 $ — $ 402,962
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 117 — — 117
Liabilities:
Futures Contracts .............................................. (1,316) — — (1,316)
Total ....................................................... $ (1,199) $ — $ — $ (1,199)
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
16
(Unaudited)
or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended August 31, 2024, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of August 31, 2024 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended August 31, 2024 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 117,000 (1,316,000)
Cornerstone Aggressive Fund ............................................................. $ 117 $ 1,316
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 626,000 (1,067,000)
Cornerstone Aggressive Fund ......................................................... $ 626 $ (1,067)

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
17
(Unaudited)
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Cornerstone Aggressive Fund ........................................ $ 2,748 $ — $ 2,794

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
18
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in
Excluding U.S. Government
Securities
Purchases Sales
Cornerstone Aggressive Fund ................................................................. $ 152,988 $ 158,480

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
19
(Unaudited)
the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2024, the expense limit (excluding voluntary waivers) was:
In addition, effective March 15, 2024, to the extent the Fund invests in an affiliated VCM ETF, the Adviser has contractually undertaken to waive all or a portion of the Fund’s advisory fee in the proportionate amounts to any advisory fees it earns as an investment adviser to any affiliated
ETF in which the Fund invests. Prior to March 15, 2024, the Fund’s advisory fee of an affiliated ETF was being voluntarily reimbursed by
VCM that to the extent of the indirect advisory fee incurred through the Fund’s proportional investment in the affiliated ETFs. These affiliated
ETF advisory fee reimbursements are not available for recoupment. For the six months ended August 31, 2024, the Fund incurred reimbursable expenses of $71 thousand, all of which were affiliated ETF advisory fees for reimbursement and is reflected on the Statement of Operations as
Expenses waived/reimbursed by Adviser.  As of August 31, 2024, the Fund has a receivable related to affiliated ETF reimbursable expenses from the Adviser for $35 thousand, pursuant to the Fund’s expense limitation agreement and is reflected on the Statement of Assets and Liabilities as
Receivable from Adviser for ETF reimbursements.
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024. For the six months ended August 31, 2024, recoupment in the amount of $66 thousand was paid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
In effect until June 30, 2025
Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.10%

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
20
(Unaudited)
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, current regulations may limit the Fund’s ability to invest in derivatives.
ETF Risk — The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’
fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, performance may be lower than if the Fund were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
21
(Unaudited)
At the tax year ended February 29, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the six months ended August 31, 2024, were as follows (amounts in thousands):
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2024
Dividend
Income
Cornerstone Aggressive Fund
VictoryShares Core Intermediate
Bond ETF .................. $ 34,381 $ — $ (2,647) $ (465) $ — $ 1,406 $ 32,675 $ 635
VictoryShares Core Plus
Intermediate Bond ETF ........ 7,437 — — — — 211 7,648 168
VictoryShares Emerging Markets
Value Momentum ETF ......... 725 — — — — 34 759 36
VictoryShares Short-Term Bond
ETF ...................... 5,121 — — — — 90 5,211 131
VictoryShares WestEnd Economic
Cycle Bond ETF ............. — 2,007 — — — 55 2,062 10
$ 47,664 $ 2,007 $ (2,647) $ (465) $ — $ 1,796 $ 48,355 $ 980

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
97452-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Cornerstone Conservative Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
3
Statement of Operations
4
Statements of Changes in Net Assets
5
Financial Highlights
6
Notes to Financial Statements 7

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Cornerstone Conservative Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (31.7%)
VictoryShares Core Intermediate Bond ETF .................................... 386,990 $ 18,367
VictoryShares Emerging Markets Value Momentum ETF .......................... 55,618 2,639
VictoryShares Free Cash Flow ETF .......................................... 90,000 2,988
VictoryShares International Value Momentum ETF ............................... 93,597 4,652
VictoryShares Short-Term Bond ETF ......................................... 604,201 30,524
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 18,550 1,560
VictoryShares US Value Momentum ETF ...................................... 30,995 2,477
VictoryShares WestEnd U.S. Sector ETF ...................................... 82,587 3,195
Total Affiliated Exchange-Traded Funds (Cost $64,019)
a
a
a
66,402
Affiliated Mutual Funds (68.1%)
Victory 500 Index Fund, Reward Shares ....................................... 115,001 8,276
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 5,221,476 49,005
Victory Emerging Markets Fund, Institutional Shares ............................. 105,073 2,260
Victory Government Securities Fund, Institutional Shares .......................... 2,902,494 26,006
Victory High Income Fund, Institutional Shares ................................. 1,361,591 9,368
Victory Income Fund, Institutional Shares ..................................... 1,484,614 17,340
Victory Income Stock Fund, Institutional Shares ................................. 105,494 2,221
Victory International Fund, Institutional Shares .................................. 254,571 7,416
Victory Market Neutral Income Fund, Institutional Shares .......................... 1,151,591 9,754
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 65,162 3,203
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 63,955 1,381
Victory Short-Term Bond Fund, Institutional Shares .............................. 858 8
Victory Small Cap Stock Fund, Institutional Shares ............................... 71,630 1,049
Victory Target Managed Allocation Fund ...................................... 475,327 5,114
Total Affiliated Mutual Funds (Cost $141,620)
a
a
a
142,401
Total Investments (Cost $205,639) — 99.8% 208,803
Other assets in excess of liabilities — 0.2% 339
NET ASSETS - 100.00% $ 209,142
At August 31, 2024, the foreign securities held by the underlying Funds were 8.1% of net assets.
ETF
—
Exchange-Traded Fund

Statement of Assets and Liabilities
August 31, 2024
3
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
Cornerstone
Conservative Fund
Assets:
Affiliated investments, at value (Cost $205,639) $ 208,803
Cash 391
Receivables:
Interest 29
Capital shares issued 184
Prepaid expenses 13
Total Assets 209,420
Liabilities:
Payables:
Capital shares redeemed 244
Payable to Adviser 1
Accrued expenses and other payables:
Custodian fees 1
Transfer agent fees 1
Compliance fees — (a)
Trustees' fees 1
Other accrued expenses 30
Total Liabilities 278
Commitments and contingencies (Note 4 )
Net Assets:
Capital 205,746
Total accumulated earnings (loss) 3,396
Net Assets $ 209,142
Shares (unlimited number of shares authorized with no par value): 19,111
Net asset value, offering and redemption price per share:(b) $ 10 .94
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Cornerstone
Conservative Fund
Investment Income:
Dividends from affiliated investments $ 4,131
Interest from unaffiliated investments 14
Securities lending (net of fees) 5
Total Income 4,150
Expenses:
Sub-Administration fees 9
Custodian fees 2
Transfer agent fees 6
Trustees' fees 23
Compliance fees 1
Printing fees 12
Legal and audit fees 27
State registration and filing fees 15
Other expenses 7
Recoupment of prior expenses waived/reimbursed by Adviser 3
Total Expenses 105
Net Investment Income (Loss) 4,045
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 60
Net change in unrealized appreciation/depreciation on affiliated investment securities 7,996
Net realized/unrealized gains (losses) on investments 8,056
Change in net assets resulting from operations $ 12,101

5
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone
Conservative Fund
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 4,045 $ 7,732
Net realized gains (losses) 60 (182)
Net change in unrealized appreciation/depreciation 7,996 8,872
Change in net assets resulting from operations 12,101 16,422
Change in net assets resulting from distributions to shareholders (4,046) (7,984)
Change in net assets resulting from capital transactions (6,694) (8,171)
Change in net assets 1,361 267
Net Assets:
Beginning of period 207,781 207,514
End of period $ 209,142 $ 207,781
Capital Transactions:
Proceeds from shares issued $ 13,244 $ 26,348
Distributions reinvested 4,016 7,926
Cost of shares redeemed (23,954) (42,445)
Change in net assets resulting from capital transactions $ (6,694) $ (8,171)
Share Transactions:
Issued 1,247 2,573
Reinvested 380 778
Redeemed (2,253) (4,149)
Change in Shares (626) (798)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
6
See notes to financial statements.
Victory Cornerstone Conservative Fund
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of
Period $10.53 $10.11 $10.70 $11.86 $10.96 $10.72 $10.64
Investment Activities:
Net investment income (loss) 0.21(b) 0.38(b) 0.24(b) 0.31(b) 0.30(b) 0.32(b) 0.32
Net realized and unrealized
gains (losses) 0.41 0.43 (0.46) (1.01) 1.03 0.25 0.08
Total from Investment
Activities 0.62 0.81 (0.22) (0.70) 1.33 0.57 0.40
Distributions to Shareholders
from:
Net investment income (0.21) (0.39) (0.19) (0.31) (0.31) (0.33) (0.32)
Net realized gains — — (0.18) (0.15) (0.12) — —
Total Distributions (0.21) (0.39) (0.37) (0.46) (0.43) (0.33) (0.32)
Net Asset Value, End of Period $10.94 $10.53 $10.11 $10.70 $11.86 $10.96 $10.72
Total Return(c)(d) 5.95% 8.24% (2.00)% (6.19)% 12.28% 5.45% 3.84%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.10% 0.10% 0.10% 0.08% 0.10% 0.09% 0.10%
Net Investment Income
(Loss)(e) 3.87% 3.73% 3.09% 2.68% 2.61% 2.92% 2.99%
Gross Expenses(e)(g) 0.10% 0.10% 0.12% 0.08% 0.10% 0.10% 0.12%
Supplemental Data:
Net Assets at end of period
(000's) $209,142 $207,781 $207,514 $223,137 $243,950 $205,950 $193,265
Portfolio Turnover(c) 2% 11% 2% 11% 15% 8% 22%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
7
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. The Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds ("ETFs") managed by the Fund's Adviser, Victory Capital Management Inc. ("VCM" or the "Adviser"), an affiliate of the Fund. VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
The Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the Securities and Exchange Commission (“SEC”) that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated Funds and other open-end investment companies, other than ETFs, are valued at their net asset value
(“NAV”) at the end of each business day. These valuations are typically categorized as Level 1 in the fair value hierarchy.
The underlying affiliated Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the
Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name)
Victory Cornerstone Conservative Fund Cornerstone Conservative Fund

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
8
(Unaudited)
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral
requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income
(net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of August 31, 2024, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized
Level 1 Level 2 Level 3 Total
Cornerstone Conservative Fund
Affiliated Exchange-Traded Funds .................................. $ 66,402 $ — $ — $ 66,402
Affiliated Mutual Funds ......................................... 142,401 — — 142,401
Total ....................................................... $ 208,803 $ — $ — $ 208,803

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
9
(Unaudited)
gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.  The Adviser does not receive any fees from the Fund for these services.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
does not receive any fees from the Fund for these services.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA does not receive any fees from the Fund for these services. The Fund pays for out-of-pocket expenses incurred and are reflected on the Statement of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Excluding U.S. Government
Securities
Purchases Sales
Cornerstone Conservative Fund ................................................................ $ 4,970 $ 11,986

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
10
(Unaudited)
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024. For the six months ended August 31, 2024, recoupment in the amount of $3 thousand was paid to the Adviser.
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
In effect until June 30, 2025
Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Expires
2026
Expires
2027 Total
Cornerstone Conservative Fund ....................................................... $ 11 $ 2 $ 13

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
11
(Unaudited)
Credit Risk — The Fund will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.
Equity Securities Risk — The Fund may invest in underlying affiliated funds that invest in equity securities.  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
ETF Risk — The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’
fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, performance may be lower than if the Fund were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of the tax year ended February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
12
(Unaudited)
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the six months ended August 31, 2024, were as follows (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
Cornerstone Conservative Fund ............................................ $ — $ (531) $ (531)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2024
Dividend
Income
Cornerstone Conservative Fund
Victory 500 Index Fund, Reward
Shares ..................... $ 8,886 $ 50 $ (1,508) $ 808 $ — $ 40 $ 8,276 $ 50
Victory Core Plus Intermediate
Bond Fund, Institutional Shares ... 48,423 1,094 (1,919) (378) — 1,712 48,932 1,111
Victory Emerging Markets Fund,
Institutional Shares ............ 2,510 — (415) 9 — 156 2,260 —
Victory Government Securities
Fund, Institutional Shares ....... 25,849 473 (902) (125) — 785 26,080 481
Victory High Income Fund,
Institutional Shares ............ 10,445 388 (1,495) (256) — 286 9,368 388
Victory Income Fund, Institutional
Shares ..................... 17,197 352 (714) (99) — 604 17,340 352
Victory Income Stock Fund,
Institutional Shares ............ 2,475 22 (497) 58 — 162 2,220 22
Victory International Fund,
Institutional Shares ............ 7,133 — (416) 12 — 687 7,416 —
Victory Market Neutral Income
Fund, Institutional Shares ....... 9,519 258 — — — (23) 9,754 258
Victory Nasdaq-100 Index Fund,
Class R6 ................... 3,798 — (897) 186 — 116 3,203 —
Victory Precious Metals and
Minerals Fund, Institutional Shares 948 — — — — 433 1,381 —
Victory Short-Term Bond Fund,
Institutional Shares ............ 7 1 — — — —* 8 –*
Victory Small Cap Stock Fund,
Institutional Shares ............ 1,482 — (499) (27) — 93 1,049 —
Victory Target Managed Allocation
Fund ...................... 5,728 — (997) (55) — 438 5,114 —
VictoryShares Core Intermediate
Bond ETF .................. 16,425 1,400 — — — 542 18,367 328
VictoryShares Emerging Markets
Value Momentum ETF ......... 2,520 — — — — 119 2,639 126
VictoryShares Free Cash Flow ETF 1,787 932 — — — 269 2,988 11
VictoryShares International Value
Momentum ETF ............. 4,868 — (472) (30) — 286 4,652 169
VictoryShares Short-Term Bond
ETF ...................... 31,240 — (1,255) (43) — 582 30,524 792
VictoryShares US Small Mid Cap
Value Momentum ETF ......... 1,419 — — — — 141 1,560 13
VictoryShares US Value Momentum
ETF ...................... 2,224 — — — — 253 2,477 17
VictoryShares WestEnd U.S. Sector
ETF ...................... 2,880 — — — — 315 3,195 13
$ 207,763 $ 4,970 $ (11,986) $ 60 $ — $ 7,996 $ 208,803 $ 4,131
* Rounds to less than $1 thousand.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
97446-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Cornerstone Equity Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
3
Statement of Operations
4
Statements of Changes in Net Assets
5
Financial Highlights
6
Notes to Financial Statements 7

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Cornerstone Equity Fund
2
(Unaudited)
See notes to financial statements.
l
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (37.5%)
VictoryShares Emerging Markets Value Momentum ETF .......................... 266,858 $ 12,663
VictoryShares Free Cash Flow ETF(a) ........................................ 392,000 13,014
VictoryShares International Value Momentum ETF ............................... 487,611 24,236
VictoryShares Small Cap Free Cash Flow ETF .................................. 125,000 3,384
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 76,558 6,437
VictoryShares US Value Momentum ETF(a) .................................... 169,156 13,517
VictoryShares WestEnd U.S. Sector ETF ...................................... 505,530 19,559
Total Affiliated Exchange-Traded Funds (Cost $76,593)
a
a
a
92,810
Affiliated Mutual Funds (62.2%)
Victory 500 Index Fund, Reward Shares ....................................... 702,640 50,569
Victory Emerging Markets Fund, Institutional Shares ............................. 593,340 12,763
Victory Income Stock Fund, Institutional Shares ................................. 535,993 11,283
Victory International Fund, Institutional Shares .................................. 1,405,944 40,955
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 378,484 18,602
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 45,942 992
Victory Small Cap Stock Fund, Institutional Shares ............................... 243,065 3,558
Victory Target Managed Allocation Fund ...................................... 1,411,627 15,189
Total Affiliated Mutual Funds (Cost $107,443)
a
a
a
153,911
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.18%(b) ........ 125,013 125
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.20%(b) ............ 125,013 125
Invesco Government & Agency Portfolio, Institutional Shares, 5.18%(b) ............... 125,013 125
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.19%(b) . 125,013 125
Total Collateral for Securities Loaned (Cost $500)
a
a
a
500
Total Investments (Cost $184,536) — 99.9% 247,221
Other assets in excess of liabilities — 0.1% 305
NET ASSETS - 100.00% $ 247,526
At August 31, 2024, the foreign securities held by the underlying Funds were 36.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on August 31, 2024.
ETF
—
Exchange-Traded Fund

Statement of Assets and Liabilities
August 31, 2024
3
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
Cornerstone Equity
Fund
Assets:
Affiliated investments, at value (Cost $184,036) $ 246,721(a)
Unaffiliated investments, at value (Cost $500) 500
Cash 1,027
Receivables:
Interest 5
Prepaid expenses 13
Total Assets 248,266
Liabilities:
Payables:
Collateral received on loaned securities 500
Capital shares redeemed 206
Payable to Adviser 2
Accrued expenses and other payables:
Custodian fees 1
Transfer agent fees 2
Compliance fees —(b)
Trustees' fees 1
Other accrued expenses 28
Total Liabilities 740
Commitments and contingencies (Note 4 )
Net Assets:
Capital 181,510
Total accumulated earnings (loss) 66,016
Net Assets $ 247,526
Shares (unlimited number of shares authorized with no par value): 13,753
Net asset value, offering and redemption price per share:(c) $ 18.00
(a) Includes $495 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Cornerstone Equity
Fund
Investment Income:
Dividends from affiliated investments $ 2,179
Interest from unaffiliated investments 23
Securities lending (net of fees) 2
Total Income 2,204
Expenses:
Sub-Administration fees 9
Custodian fees 3
Transfer agent fees 6
Trustees' fees 23
Compliance fees 1
Printing fees 14
Legal and audit fees 26
State registration and filing fees 15
Other expenses 9
Recoupment of prior expenses waived/reimbursed by Adviser 14
Total Expenses 120
Net Investment Income (Loss) 2,084
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 460
Net change in unrealized appreciation/depreciation on affiliated investment securities 20,542
Net realized/unrealized gains (losses) on investments 21,002
Change in net assets resulting from operations $ 23,086

5
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Equity
Fund
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,084 $ 4,405
Net realized gains (losses) 460 5,208
Net change in unrealized appreciation/depreciation 20,542 30,736
Change in net assets resulting from operations 23,086 40,349
Change in net assets resulting from distributions to shareholders — (10,854)
Change in net assets resulting from capital transactions (4,505) 1,224
Change in net assets 18,581 30,719
Net Assets:
Beginning of period 228,945 198,226
End of period $ 247,526 $ 228,945
Capital Transactions:
Proceeds from shares issued $ 12,793 $ 21,503
Distributions reinvested — 10,830
Cost of shares redeemed (17,298) (31,109)
Change in net assets resulting from capital transactions $ (4,505) $ 1,224
Share Transactions:
Issued 750 1,420
Reinvested — 691
Redeemed (1,015) (2,056)
Change in Shares (265) 55

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
6
See notes to financial statements.
Victory Cornerstone Equity Fund
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of
Period $16.33 $14.20 $15.59 $17.44 $13.28 $13.90 $15.49
Investment Activities:
Net investment income (loss) 0.15(b) 0.32(b) 0.23(b) 0.52(b) 0.27(b) 0.34(b) 0.26
Net realized and unrealized
gains (losses) 1.52 2.61 (0.68) (1.56) 5.16 (0.24) (0.99)
Total from Investment
Activities 1.67 2.93 (0.45) (1.04) 5.43 0.10 (0.73)
Distributions to Shareholders
from:
Net investment income — (0.33) (0.25) (0.59) (0.20) (0.32) (0.25)
Net realized gains — (0.47) (0.69) (0.22) (1.07) (0.40) (0.61)
Total Distributions — (0.80) (0.94) (0.81) (1.27) (0.72) (0.86)
Net Asset Value, End of Period $18.00 $16.33 $14.20 $15.59 $17.44 $13.28 $13.90
Total Return(c)(d) 10.23% 20.92% (2.66)% (6.41)% 42.26% 0.14% (4.35)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.10% 0.10% 0.10% 0.09% 0.10% 0.10% 0.10%
Net Investment Income
(Loss)(e) 1.74% 2.12% 2.15% 3.04% 1.74% 2.38% 1.79%
Gross Expenses(e)(g) 0.10% 0.10% 0.12% 0.09% 0.11% 0.10% 0.13%
Supplemental Data:
Net Assets at end of period
(000's) $247,526 $228,945 $198,226 $207,909 $232,236 $191,013 $202,288
Portfolio Turnover(c) 1% 14% 6% 12% 5% 6% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
7
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. The Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds ("ETFs") managed by the Fund's Adviser, Victory Capital Management Inc. ("VCM" or the "Adviser"), an affiliate of the Fund. VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
The Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the Securities and Exchange Commission (“SEC”) that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated Funds and other open-end investment companies, other than ETFs, are valued at their net asset value
(“NAV”) at the end of each business day. These valuations are typically categorized as Level 1 in the fair value hierarchy.
The underlying affiliated Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the
Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name)
Victory Cornerstone Equity Fund Cornerstone Equity Fund

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
8
(Unaudited)
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral
requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income
(net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2024.
Level 1 Level 2 Level 3 Total
Cornerstone Equity Fund
Affiliated Exchange-Traded Funds .................................. $ 92,810 $ — $ — $ 92,810
Affiliated Mutual Funds ......................................... 153,911 — — 153,911
Collateral for Securities Loaned ................................... 500 — — 500
Total ....................................................... $ 247,221 $ — $ — $ 247,221

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
9
(Unaudited)
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.  The Adviser does not receive any fees from the Fund for these services.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
does not receive any fees from the Fund for these services.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Cornerstone Equity Fund ........................................... $ 495 $ — $ 500
Excluding U.S. Government
Securities
Purchases Sales
Cornerstone Equity Fund .................................................................... $ 3,290 $ 5,783

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
10
(Unaudited)
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA does not receive any fees from the Fund for these services. The Fund pays for out-of-pocket expenses incurred and are reflected on the Statement of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024. For the six months ended August 31, 2024, recoupment in the amount of $14 thousand was paid to the Adviser.
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated
In effect until June 30, 2025
Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Expires
2026
Expires
2027 Total
Cornerstone Equity Fund ........................................................... $ 8 $ 3 $ 11

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
11
(Unaudited)
funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Equity Securities Risk — The Fund may invest in underlying affiliated funds that invest in equity securities.  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Emerging Markets Risk — Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.
ETF Risk — The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’
fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, performance may be lower than if the Fund were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2024.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
12
(Unaudited)
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended February 29, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the six months ended August 31, 2024, were as follows (amounts in thousands):
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2024
Dividend
Income
Cornerstone Equity Fund
Victory 500 Index Fund, Reward
Shares ..................... $ 46,754 $ 290 $ (1,401) $ 187 $ — $ 4,739 $ 50,569 $ 289
Victory Emerging Markets Fund,
Institutional Shares ............ 11,214 919 (211) (17) — 858 12,763 —
Victory Income Stock Fund,
Institutional Shares ............ 10,157 111 — — — 1,015 11,283 111
Victory International Fund,
Institutional Shares ............ 36,719 458 — — — 3,778 40,955 —
Victory Nasdaq-100 Index Fund,
Class R6 ................... 17,982 — (954) 154 — 1,420 18,602 —
Victory Precious Metals and
Minerals Fund, Institutional Shares 681 — — — — 311 992 —
Victory Small Cap Stock Fund,
Institutional Shares ............ 5,202 — (1,940) (54) — 350 3,558 —
Victory Target Managed Allocation
Fund ...................... 14,145 — — — — 1,044 15,189 —
VictoryShares Emerging Markets
Value Momentum ETF ......... 12,091 — — — — 572 12,663 606
VictoryShares Free Cash Flow ETF 11,674 — — — — 1,340 13,014 69
VictoryShares International Value
Momentum ETF ............. 23,446 — (528) (58) — 1,376 24,236 865
VictoryShares Small Cap Free Cash
Flow ETF .................. 1,804 1,512 — — — 68 3,384 11
VictoryShares US Small Mid Cap
Value Momentum ETF ......... 5,858 — — — — 579 6,437 52
VictoryShares US Value Momentum
ETF ...................... 12,853 — (750) 248 — 1,166 13,517 96
VictoryShares WestEnd U.S. Sector
ETF ...................... 17,633 — — — — 1,926 19,559 80
$ 228,213 $ 3,290 $ (5,784) $ 460 $ — $ 20,542 $ 246,721 $ 2,179

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
97449-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Cornerstone Moderate Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
10
Notes to Financial Statements 11

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Cornerstone Moderate Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (22.2%)
Communication Services (2.0%):
Alphabet, Inc. , Class C ................................................... 70,052 $ 11,566
Comcast Corp. , Class A .................................................. 31,188 1,234
Meta Platforms, Inc. , Class A .............................................. 15,468 8,064
Verizon Communications, Inc. .............................................. 47,414 1,981
22,845
Consumer Discretionary (2.0%):
AutoNation, Inc. (a) ..................................................... 141 25
AutoZone, Inc. (a) ....................................................... 85 270
Best Buy Co., Inc. ...................................................... 7,423 745
Booking Holdings, Inc. ................................................... 379 1,482
D.R. Horton, Inc. ....................................................... 14,315 2,702
Deckers Outdoor Corp. (a) ................................................. 306 294
Dick's Sporting Goods, Inc. ................................................ 5,801 1,375
Expedia Group, Inc. (a) ................................................... 8,033 1,117
General Motors Co. ..................................................... 56,643 2,820
H&R Block, Inc. ....................................................... 9,278 587
Lennar Corp. , Class A .................................................... 13,161 2,396
Murphy USA, Inc. ...................................................... 1,569 815
NVR, Inc. (a) .......................................................... 240 2,201
O'Reilly Automotive, Inc. (a) ............................................... 218 246
PulteGroup, Inc. ........................................................ 19,845 2,613
Ralph Lauren Corp. ..................................................... 6,454 1,105
Toll Brothers, Inc. ...................................................... 18,086 2,606
TopBuild Corp. (a) ...................................................... 404 159
23,558
Consumer Staples (1.9%):
Altria Group, Inc. ....................................................... 41,167 2,213
Coca-Cola Consolidated, Inc. .............................................. 309 415
Colgate-Palmolive Co. ................................................... 26,789 2,853
Costco Wholesale Corp. .................................................. 2,757 2,460
Kimberly-Clark Corp. .................................................... 17,931 2,594
Philip Morris International, Inc. ............................................. 15,990 1,971
Sysco Corp. ........................................................... 14,107 1,100
Target Corp. .......................................................... 12,830 1,971
The Kroger Co. ........................................................ 48,371 2,574
The Procter & Gamble Co. ................................................ 11,500 1,973
Walmart, Inc. .......................................................... 31,827 2,458
22,582
Energy (0.8%):
ConocoPhillips Co. ..................................................... 13,522 1,539
Devon Energy Corp. ..................................................... 11,188 501
Diamondback Energy, Inc. ................................................ 7,550 1,473
EOG Resources, Inc. .................................................... 21,581 2,780
HF Sinclair Corp. ....................................................... 5,735 282
Marathon Oil Corp. ..................................................... 13,252 380
Ovintiv, Inc. .......................................................... 17,144 734
Phillips 66 Co. ......................................................... 8,656 1,214
Valero Energy Corp. ..................................................... 1,612 237
9,140
Financials (2.5%):
American Express Co. ................................................... 4,968 1,285
Ameriprise Financial, Inc. ................................................. 5,775 2,595
Apollo Global Management, Inc. ............................................ 2,581 299
Capital One Financial Corp. ............................................... 5,684 835
Corebridge Financial, Inc. ................................................. 37,315 1,103
East West Bancorp, Inc. .................................................. 9,502 799
Evercore, Inc. ......................................................... 2,074 510
Everest Group Ltd. ...................................................... 3,622 1,421

Victory Portfolios III
Victory Cornerstone Moderate Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Fidelity National Financial, Inc. ............................................ 11,366 $ 670
Fifth Third Bancorp ..................................................... 20,572 878
Interactive Brokers Group, Inc. ............................................. 5,524 712
JPMorgan Chase & Co. .................................................. 23,412 5,263
Prudential Financial, Inc. ................................................. 9,978 1,209
Regions Financial Corp. .................................................. 10,588 248
Synchrony Financial ..................................................... 51,791 2,603
T. Rowe Price Group, Inc. ................................................. 6,329 671
The Allstate Corp. ...................................................... 4,542 858
The Bank of New York Mellon Corp. ......................................... 10,672 728
The Hartford Financial Services Group, Inc. .................................... 18,690 2,170
The Progressive Corp. ................................................... 617 156
Visa, Inc. , Class A ...................................................... 2,419 668
W.R. Berkley Corp. ..................................................... 21,537 1,286
Wells Fargo & Co. ...................................................... 38,724 2,264
29,231
Health Care (3.0%):
AbbVie, Inc. .......................................................... 18,177 3,568
Cardinal Health, Inc. .................................................... 22,501 2,536
Cencora, Inc. .......................................................... 831 199
Centene Corp. (a) ....................................................... 21,678 1,709
DaVita, Inc. (a) ......................................................... 249 38
Elevance Health, Inc. .................................................... 3,115 1,735
Eli Lilly & Co. ......................................................... 4,707 4,519
Gilead Sciences, Inc. .................................................... 23,828 1,883
HCA Healthcare, Inc. .................................................... 3,500 1,385
Johnson & Johnson ..................................................... 9,007 1,494
McKesson Corp. ....................................................... 4,928 2,765
Medpace Holdings, Inc. (a) ................................................ 1,653 587
Merck & Co., Inc. ...................................................... 30,007 3,554
Molina Healthcare, Inc. (a) ................................................ 2,977 1,041
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,170 1,386
Tenet Healthcare Corp. (a) ................................................. 11,977 1,986
The Cigna Group ....................................................... 4,939 1,787
United Therapeutics Corp. (a) .............................................. 3,699 1,345
Universal Health Services, Inc. , Class B ....................................... 2,920 695
34,212
Industrials (2.1%):
Acuity Brands, Inc. ..................................................... 3,108 792
Allison Transmission Holdings, Inc. ......................................... 9,207 854
Builders FirstSource, Inc. (a) ............................................... 14,681 2,554
Carlisle Cos., Inc. ....................................................... 2,232 946
Caterpillar, Inc. ........................................................ 5,221 1,859
Cintas Corp. .......................................................... 1,521 1,225
Comfort Systems USA, Inc. ............................................... 1,287 455
Core & Main, Inc. , Class A (a) .............................................. 21,574 1,036
Cummins, Inc. ......................................................... 2,887 903
EMCOR Group, Inc. .................................................... 3,360 1,321
Ferguson Enterprises, Inc. ................................................. 4,959 1,020
Illinois Tool Works, Inc. .................................................. 2,921 740
Leidos Holdings, Inc. .................................................... 3,809 604
Lennox International, Inc. ................................................. 2,530 1,493
Lockheed Martin Corp. ................................................... 2,307 1,311
Masco Corp. .......................................................... 12,133 965
Otis Worldwide Corp. .................................................... 5,906 559
Owens Corning ........................................................ 6,747 1,138
PACCAR, Inc. ......................................................... 17,039 1,639
Textron, Inc. .......................................................... 3,651 333
Trane Technologies PLC .................................................. 404 146
United Rentals, Inc. ..................................................... 328 243

Victory Portfolios III
Victory Cornerstone Moderate Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
W.W. Grainger, Inc. ..................................................... 2,032 $ 2,001
24,137
Information Technology (6.8%):
Apple, Inc. ........................................................... 79,308 18,162
Applied Materials, Inc. ................................................... 9,757 1,925
Arista Networks, Inc. (a) .................................................. 2,971 1,050
Broadcom, Inc. ........................................................ 23,400 3,810
CDW Corp. ........................................................... 2,701 609
Cisco Systems, Inc. ..................................................... 22,919 1,158
Dell Technologies, Inc. , Class C ............................................ 19,090 2,206
Dropbox, Inc. , Class A (a) ................................................. 40,506 1,018
F5, Inc. (a) ............................................................ 5,116 1,039
Fair Isaac Corp. (a) ...................................................... 513 888
GoDaddy, Inc. , Class A (a) ................................................. 15,050 2,519
Hewlett Packard Enterprise Co. ............................................. 67,339 1,304
Jabil, Inc. ............................................................ 10,311 1,127
KLA Corp. ........................................................... 1,617 1,325
Microsoft Corp. ........................................................ 40,013 16,691
Motorola Solutions, Inc. .................................................. 4,233 1,871
NVIDIA Corp. ......................................................... 146,048 17,434
Qorvo, Inc. (a) ......................................................... 9,473 1,098
QUALCOMM, Inc. ..................................................... 11,789 2,067
TD SYNNEX Corp. ..................................................... 5,126 622
VeriSign, Inc. (a) ........................................................ 2,366 435
78,358
Materials (0.6%):
CF Industries Holdings, Inc. ............................................... 4,939 410
LyondellBasell Industries NV , Class A ........................................ 16,733 1,652
Nucor Corp. ........................................................... 8,951 1,360
Packaging Corp. of America ............................................... 441 92
Reliance, Inc. .......................................................... 2,228 639
Steel Dynamics, Inc. ..................................................... 20,668 2,470
6,623
Real Estate (0.1%):
VICI Properties, Inc. .................................................... 40,251 1,348
Utilities (0.4%):
Consolidated Edison, Inc. ................................................. 2,725 277
DTE Energy Co. ....................................................... 10,038 1,255
Entergy Corp. ......................................................... 12,140 1,465
NiSource, Inc. ......................................................... 30,496 1,008
NRG Energy, Inc. ....................................................... 12,517 1,064
5,069
Total Common Stocks (Cost $187,987)
a
a
a
257,103
Principal Amount
(000)
U.S. Treasury Obligations (0.8%)
U.S. Treasury Notes , 3 .88% , 3/31/25 (b) ....................................... $ 9,963 9,916
Total U.S. Treasury Obligations (Cost $9,973)
a
a
a
9,916
Shares
Exchange-Traded Funds (43.8%)
Invesco DB Commodity Index Tracking Fund .................................. 114,500 2,532
Invesco FTSE RAFI Developed Markets ex-US ETF (c) ........................... 335,920 17,367
Invesco FTSE RAFI Emerging Markets ETF ................................... 686,690 14,201
iShares 0-5 Year TIPS Bond ETF ............................................ 89,714 9,005
iShares 1-3 Year Treasury Bond ETF (c) ....................................... 156,318 12,943

Victory Portfolios III
Victory Cornerstone Moderate Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
iShares 20+ Year Treasury Bond ETF ......................................... 188,374 $ 18,176
iShares 7-10 Year Treasury Bond ETF ........................................ 146,077 14,180
iShares Core MSCI EAFE ETF ............................................. 123,049 9,498
iShares Core MSCI Emerging Markets ETF .................................... 225,148 12,262
iShares Core S&P 500 ETF ................................................ 12,573 7,126
iShares Core S&P Small-Cap ETF ........................................... 163,662 19,067
iShares Core U.S. Aggregate Bond ETF ....................................... 221,092 22,164
iShares J.P. Morgan USD Emerging Markets Bond ETF (c) ......................... 41,546 3,826
iShares MSCI Canada ETF (c) .............................................. 111,547 4,516
iShares MSCI International Momentum Factor ETF .............................. 401,271 16,147
iShares MSCI International Quality Factor ETF ................................. 457,001 18,842
iShares Russell 2000 ETF (c) ............................................... 19,184 4,222
Schwab Fundamental Emerging Markets Equity ETF ............................. 920,892 27,737
Schwab Fundamental International Equity ETF ................................. 1,549,839 57,282
Schwab Fundamental International Small Equity ETF ............................. 266,700 9,924
SPDR Gold Shares (a) .................................................... 79,648 18,422
SPDR S&P Emerging Markets SmallCap ETF .................................. 34,497 2,027
VanEck Gold Miners ETF ................................................. 42,309 1,634
Vanguard FTSE All-World ex-US ETF ........................................ 144,488 8,912
Vanguard FTSE Developed Markets ETF ...................................... 728,719 38,178
Vanguard FTSE Emerging Markets ETF ...................................... 165,400 7,397
Vanguard FTSE Europe ETF ............................................... 152,838 10,841
Vanguard Mortgage-Backed Securities ETF .................................... 354,943 16,618
Vanguard Real Estate ETF ................................................ 223,216 21,234
Vanguard S&P 500 ETF .................................................. 59,655 30,904
Vanguard Short-Term Corporate Bond ETF .................................... 186,424 14,711
Vanguard Total Bond Market ETF ........................................... 63,173 4,697
Vanguard Total Stock Market ETF ........................................... 46,619 12,978
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 59,797 3,158
Xtrackers USD High Yield Corporate Bond ETF ................................. 358,585 13,081
Total Exchange-Traded Funds (Cost $425,734)
a
a
a
505,809
Affiliated Exchange-Traded Funds (32.6%)
VictoryShares Core Intermediate Bond ETF .................................... 5,559,400 263,849
VictoryShares Core Plus Intermediate Bond ETF ................................ 3,286,188 72,395
VictoryShares Emerging Markets Value Momentum ETF .......................... 51,500 2,443
VictoryShares Short-Term Bond ETF ......................................... 402,475 20,333
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 700,000 18,041
Total Affiliated Exchange-Traded Funds (Cost $416,246)
a
a
a
377,061
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .18% (d) ........ 2,746,242 2,747
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .20% (d) ............ 2,746,242 2,746
Invesco Government & Agency Portfolio, Institutional Shares , 5 .18% (d) ............... 2,746,242 2,746
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .19% (d) . 2,746,242 2,746
Total Collateral for Securities Loaned (Cost $10,985)
a
a
a
10,985
Total Investments (Cost $1,050,925) — 100.4% 1,160,874
Liabilities in excess of other assets — (0.4)% (5,055)
NET ASSETS - 100.00% $ 1,155,819
At August 31, 2024, the Fund's investments in foreign securities were 23.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security has been segregated as collateral for derivative instruments.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on August 31, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Victory Portfolios III
Victory Cornerstone Moderate Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 356 9/20/24 $ 19,478,947 $ 19,560,267 $ 81,320
FTSE 100 Index Futures .............. 153 9/20/24 16,556,108 16,850,773 294,665
Tokyo Price Index Futures ............ 59 9/12/24 11,288,614 10,960,833 (327,781)
$ 48,204
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 75 9/19/24 $ 9,719,620 $ 10,212,670 $ (493,050)
E-Mini Russell 2000 Index Futures ...... 37 9/20/24 3,786,378 4,112,735 (326,357)
E-Mini S&P 500 Futures .............. 30 9/20/24 8,320,600 8,491,500 (170,900)
Hang Seng Index Futures ............. 35 9/27/24 3,953,196 4,028,483 (75,287)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 108 9/19/24 20,859,281 22,472,015 (1,612,734)
$ (2,678,328)
Total unrealized appreciation $ 375,985
Total unrealized depreciation (3,006,109)
Total net unrealized appreciation (depreciation) $ (2,630,124)

Statement of Assets and Liabilities
August 31, 2024
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
Cornerstone
Moderate Fund
Assets:
Affiliated investments, at value (Cost $416,246) $ 377,061
Unaffiliated investments, at value (Cost $634,679) 783,813 (a)
Cash 5,591
Deposit with broker for futures contracts 3,317
Receivables:
Interest and dividends 439
Capital shares issued 178
From Adviser for ETF reimbursements 278
Variation margin on open futures contracts 107
Prepaid expenses 22
Total Assets 1,170,806
Liabilities:
Payables:
Collateral received on loaned securities 10,985
Collateral received from broker for futures contracts 2,153
Capital shares redeemed 523
Variation margin on open futures contracts 369
Accrued expenses and other payables:
Investment advisory fees 571
Administration fees 145
Custodian fees 14
Transfer agent fees 169
Compliance fees 1
Trustees' fees 1
Other accrued expenses 56
Total Liabilities 14,987
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,017,620
Total accumulated earnings (loss) 138,199
Net Assets $ 1,155,819
Shares (unlimited number of shares authorized with no par value): 72,834
Net asset value, offering and redemption price per share:(b) $ 15 .87
(a) Includes $10,781 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Cornerstone
Moderate Fund
Investment Income:
Dividends from affiliated investments $ 7,411
Dividends from unaffiliated investments 8,369
Interest from unaffiliated investments 289
Securities lending (net of fees) 75
Foreign tax withholding (3)
Total Income 16,141
Expenses:
Investment advisory fees 3,357
Administration fees 853
Sub-Administration fees 29
Custodian fees 29
Transfer agent fees 929
Trustees' fees 23
Compliance fees 5
Legal and audit fees 35
State registration and filing fees 21
Interfund lending fees — (a)
Other expenses 55
Total Expenses 5,336
Expenses waived/reimbursed by Adviser (561)
Net Expenses 4,775
Net Investment Income (Loss) 11,366
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (3,422)
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 36,104
Net realized gains (losses) from futures contracts 1,911
Net change in unrealized appreciation/depreciation on affiliated investment securities 13,909
Net change in unrealized appreciation/depreciation on unaffiliated investment securities 21,434
Net change in unrealized appreciation/depreciation on futures contracts (3,444)
Net realized/unrealized gains (losses) on investments 66,492
Change in net assets resulting from operations $ 77,858
(a) Rounds to less than $1 thousand.

9
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Moderate
Fund
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 11,366 $ 24,061
Net realized gains (losses) 34,593 10,111
Net change in unrealized appreciation/depreciation 31,899 74,836
Change in net assets resulting from operations 77,858 109,008
Change in net assets resulting from distributions to shareholders (17,936) (16,914)
Change in net assets resulting from capital transactions (20,736) (50,788)
Change in net assets 39,186 41,306
Net Assets:
Beginning of period 1,116,633 1,075,327
End of period $ 1,155,819 $ 1,116,633
Capital Transactions:
Proceeds from shares issued $ 35,889 $ 68,321
Distributions reinvested 17,817 16,800
Cost of shares redeemed (74,442) (135,909)
Change in net assets resulting from capital transactions $ (20,736) $ (50,788)
Share Transactions:
Issued 2,348 4,806
Reinvested 1,171 1,195
Redeemed (4,866) (9,549)
Change in Shares (1,347) (3,548)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Cornerstone Moderate Fund
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of
Period $15.05 $13.83 $14.90 $16.96 $14.24 $14.11 $14.83
Investment Activities:
Net investment income (loss) 0.15(b) 0.32(b) 0.21(b) 0.21(b) 0.20(b) 0.29(b) 0.30
Net realized and unrealized
gains (losses) 0.91 1.12 (0.66) (1.11) 2.76 0.13 (0.31)
Total from Investment
Activities 1.06 1.44 (0.45) (0.90) 2.96 0.42 (0.01)
Distributions to Shareholders
from:
Net investment income (0.24) (0.22) (0.17) (0.23) (0.21) (0.29) (0.29)
Net realized gains — — (0.45) (0.93) (0.03) — (0.42)
Total Distributions (0.24) (0.22) (0.62) (1.16) (0.24) (0.29) (0.71)
Net Asset Value, End of Period $15.87 $15.05 $13.83 $14.90 $16.96 $14.24 $14.11
Total Return(c)(d) 7.14% 10.54% (3.01)% (5.82)% 21.00% 2.98% 0.13%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.84% 0.86% 0.87% 0.87% 0.97% 1.00% 1.00%
Net Investment Income
(Loss)(e) 2.00% 2.22% 2.04% 1.28% 1.29% 2.01% 2.10%
Gross Expenses(e)(g) 0.94% 0.96% 0.98% 0.95% 0.98% 1.00% 1.02%
Supplemental Data:
Net Assets at end of period
(000's) $1,155,819 $1,116,633 $1,075,327 $1,139,908 $1,265,532 $1,131,458 $1,163,374
Portfolio Turnover(c) 34% 51% 47% 47% 53% 87% 81%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
11
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name)
Victory Cornerstone Moderate Fund Cornerstone Moderate Fund

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
12
(Unaudited)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities
Level 1 Level 2 Level 3 Total
Cornerstone Moderate Fund
Common Stocks ............................................... $ 257,103 $ — $ — $ 257,103
U.S. Treasury Obligations ........................................ — 9,916 — 9,916
Exchange-Traded Funds ......................................... 505,809 — — 505,809
Affiliated Exchange-Traded Funds .................................. 377,061 — — 377,061
Collateral for Securities Loaned ................................... 10,985 — — 10,985
Total ....................................................... $ 1,150,958 $ 9,916 $ — $ 1,160,874
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 376 — — 376
Liabilities:
Futures Contracts .............................................. (3,006) — — (3,006)
Total ....................................................... $ (2,630) $ — $ — $ (2,630)
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
13
(Unaudited)
with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended August 31, 2024, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of August 31, 2024 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended August 31, 2024 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 376,000 (3,006,000)
Cornerstone Moderate Fund .............................................................. $ 376 $ 3,006
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 1,911,000 (3,444,000)
Cornerstone Moderate Fund .......................................................... $ 1,911 $ (3,444)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities
Level 1 Level 2 Level 3 Total
Cornerstone Moderate Fund
Common Stocks ............................................... $ 257,103 $ — $ — $ 257,103
U.S. Treasury Obligations ........................................ — 9,916 — 9,916
Exchange-Traded Funds ......................................... 505,809 — — 505,809
Affiliated Exchange-Traded Funds .................................. 377,061 — — 377,061
Collateral for Securities Loaned ................................... 10,985 — — 10,985
Total ....................................................... $ 1,150,958 $ 9,916 $ — $ 1,160,874
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 376 — — 376
Liabilities:
Futures Contracts .............................................. (3,006) — — (3,006)
Total ....................................................... $ (2,630) $ — $ — $ (2,630)
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
14
(Unaudited)
is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Cornerstone Moderate Fund ......................................... $ 10,781 $ — $ 10,985

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
15
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.59% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in
Excluding U.S. Government
Securities
Purchases Sales
Cornerstone Moderate Fund .................................................................. $ 385,048 $ 414,464

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
16
(Unaudited)
the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2024, the expense limit (excluding voluntary waivers) was:
In addition, effective March 15, 2024, to the extent the Fund invests in an affiliated VCM ETF, the Adviser has contractually undertaken to waive all or a portion of the Fund’s advisory fee in the proportionate amounts to any advisory fees it earns as an investment adviser to any affiliated
ETF in which the Fund invests. Prior to March 15, 2024, the Fund’s advisory fee of an affiliated ETF was being voluntarily reimbursed by
VCM that to the extent of the indirect advisory fee incurred through the Fund’s proportional investment in the affiliated ETFs. These affiliated
ETF advisory fee reimbursements are not available for recoupment. For the six months ended August 31, 2024, the Fund incurred reimbursable expenses of $561 thousand, all of which were affiliated ETF advisory fees for reimbursement and is reflected on the Statement of Operations as
Expenses waived/reimbursed by Adviser.  As of August 31, 2024, the Fund has a receivable related to affiliated ETF reimbursable expenses from the Adviser for $278 thousand, pursuant to the Fund’s expense limitation agreement and is reflected on the Statement of Assets and Liabilities as Receivable from Adviser for ETF reimbursements.
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024.
Additionally, as of August 31, 2024, the Fund had no recoupable amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, current regulations may limit the Fund’s ability to invest in derivatives.
ETF Risk — The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’
fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, performance may be lower than if the Fund were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.
In effect until June 30, 2025
Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
17
(Unaudited)
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended August 31, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are
Borrower or
Lender
Amount
Outstanding at
August 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Cornerstone Moderate Fund ........................ Borrower $ — $ 1,131 5.87% $ 1,301

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
18
(Unaudited)
permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the six months ended August 31, 2024, were as follows (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
Cornerstone Moderate Fund .............................................. $ (3,141) $ — $ (3,141)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2024
Dividend
Income
Cornerstone Moderate Fund
VictoryShares Core Intermediate
Bond ETF .................. $ 276,232 $ — $ (19,927) $ (3,422) $ — $ 10,966 $ 263,849 $ 5,106
VictoryShares Core Plus
Intermediate Bond ETF ........ 70,390 — — — — 2,005 72,395 1,592
VictoryShares Emerging Markets
Value Momentum ETF ......... 2,333 — — — — 110 2,443 117
VictoryShares Short-Term Bond
ETF ...................... 19,983 — — — — 350 20,333 510
VictoryShares WestEnd Economic
Cycle Bond ETF ............. — 17,563 — — — 478 18,041 86
$ 368,938 $ 17,563 $ (19,927) $ (3,422) $ — $ 13,909 $ 377,061 $ 7,411

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
27804-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Cornerstone Moderately Aggressive Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
10
Statement of Operations
11
Statements of Changes in Net Assets
12
Financial Highlights
13
Notes to Financial Statements 14

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (29.1%)
Communication Services (2.5%):
Alphabet, Inc., Class C ................................................... 207,195 $ 34,210
Comcast Corp., Class A .................................................. 92,250 3,650
John Wiley & Sons, Inc., Class A ............................................ 4,790 232
Meta Platforms, Inc., Class A .............................................. 45,751 23,851
TEGNA, Inc. .......................................................... 22,134 307
Verizon Communications, Inc. .............................................. 140,238 5,859
Yelp, Inc.(a) ........................................................... 8,138 284
Ziff Davis, Inc.(a) ....................................................... 10,396 508
68,901
Consumer Discretionary (2.7%):
Abercrombie & Fitch Co.(a) ............................................... 1,745 258
Asbury Automotive Group, Inc.(a) ........................................... 1,100 270
AutoNation, Inc.(a) ..................................................... 418 74
AutoZone, Inc.(a) ....................................................... 252 802
Best Buy Co., Inc. ...................................................... 21,948 2,204
Booking Holdings, Inc. ................................................... 1,122 4,386
Build-A-Bear Workshop, Inc. .............................................. 9,520 318
D.R. Horton, Inc. ....................................................... 42,340 7,992
Deckers Outdoor Corp.(a) ................................................. 907 870
Dick's Sporting Goods, Inc. ................................................ 17,161 4,066
Expedia Group, Inc.(a) ................................................... 23,742 3,302
General Motors Co. ..................................................... 167,536 8,340
G-III Apparel Group Ltd.(a) ............................................... 9,450 250
H&R Block, Inc. ....................................................... 27,443 1,737
JAKKS Pacific, Inc.(a) ................................................... 8,709 215
KB Home ............................................................ 5,569 466
Lennar Corp., Class A .................................................... 38,929 7,087
M/I Homes, Inc.(a) ...................................................... 2,697 430
Movado Group, Inc. ..................................................... 10,089 241
Murphy USA, Inc. ...................................................... 4,643 2,413
NVR, Inc.(a) .......................................................... 711 6,522
O'Reilly Automotive, Inc.(a) ............................................... 644 728
Perdoceo Education Corp. ................................................. 8,140 183
Phinia, Inc. ........................................................... 8,026 385
PulteGroup, Inc. ........................................................ 58,697 7,727
Ralph Lauren Corp. ..................................................... 19,092 3,270
Shoe Carnival, Inc. ...................................................... 6,116 247
Signet Jewelers Ltd. ..................................................... 4,176 351
Taylor Morrison Home Corp.(a) ............................................ 7,151 482
The Buckle, Inc. ........................................................ 5,444 228
The ODP Corp.(a) ...................................................... 5,823 180
Toll Brothers, Inc. ...................................................... 53,496 7,707
TopBuild Corp.(a) ...................................................... 1,197 470
Tri Pointe Homes, Inc.(a) ................................................. 9,961 443
Winmark Corp. ........................................................ 528 190
Winnebago Industries, Inc. ................................................ 7,326 437
75,271
Consumer Staples (2.5%):
Altria Group, Inc. ....................................................... 121,664 6,542
B&G Foods, Inc. ....................................................... 35,936 304
Cal-Maine Foods, Inc. ................................................... 3,683 265
Coca-Cola Consolidated, Inc. .............................................. 916 1,230
Colgate-Palmolive Co. ................................................... 79,235 8,439
Costco Wholesale Corp. .................................................. 8,156 7,278
Ingles Markets, Inc., Class A ............................................... 3,150 233
John B Sanfilippo & Son, Inc. .............................................. 2,466 234
Kimberly-Clark Corp. .................................................... 53,036 7,672
Philip Morris International, Inc. ............................................. 47,252 5,826
Sysco Corp. ........................................................... 41,668 3,249

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Target Corp. .......................................................... 37,949 $ 5,830
The Andersons, Inc. ..................................................... 5,224 266
The Kroger Co. ........................................................ 143,070 7,613
The Procter & Gamble Co. ................................................ 33,970 5,827
Vector Group Ltd. ...................................................... 26,084 391
Walmart, Inc. .......................................................... 94,141 7,270
68,469
Energy (1.1%):
Chord Energy Corp. ..................................................... 1,352 201
ConocoPhillips Co. ..................................................... 39,957 4,547
CONSOL Energy, Inc. ................................................... 3,810 390
Devon Energy Corp. ..................................................... 33,076 1,481
Diamondback Energy, Inc. ................................................ 22,332 4,357
EOG Resources, Inc. .................................................... 63,831 8,223
HF Sinclair Corp. ....................................................... 16,963 833
Liberty Energy, Inc. ..................................................... 15,945 328
Marathon Oil Corp. ..................................................... 39,197 1,123
Matador Resources Co. ................................................... 2,831 160
Murphy Oil Corp. ...................................................... 7,294 272
Ovintiv, Inc. .......................................................... 50,711 2,172
PBF Energy, Inc., Class A ................................................. 5,801 198
Peabody Energy Corp. ................................................... 20,531 481
Phillips 66 Co. ......................................................... 25,604 3,592
REX American Resources Corp.(a) .......................................... 7,255 329
SandRidge Energy, Inc. .................................................. 26,553 353
Valero Energy Corp. ..................................................... 4,770 700
29,740
Financials (3.5%):
1st Source Corp. ....................................................... 4,539 279
American Express Co. ................................................... 14,695 3,801
Ameriprise Financial, Inc. ................................................. 17,082 7,677
Ameris Bancorp ........................................................ 6,370 393
Apollo Commercial Real Estate Finance, Inc. ................................... 23,944 254
Apollo Global Management, Inc. ............................................ 7,635 884
Bread Financial Holdings, Inc. ............................................. 8,365 487
Capital One Financial Corp. ............................................... 16,813 2,470
Cathay General Bancorp .................................................. 8,116 357
CNO Financial Group, Inc. ................................................ 11,365 397
Coastal Financial Corp.(a) ................................................ 4,075 219
Community Trust Bancorp, Inc. ............................................. 5,463 276
Corebridge Financial, Inc. ................................................. 110,219 3,258
East West Bancorp, Inc. .................................................. 28,106 2,363
Essent Group Ltd. ...................................................... 6,509 418
Evercore, Inc. ......................................................... 6,134 1,507
Everest Group Ltd. ...................................................... 10,699 4,197
Fidelity National Financial, Inc. ............................................ 33,618 1,982
Fifth Third Bancorp ..................................................... 60,764 2,594
First Bancorp .......................................................... 16,852 360
First Financial Bancorp ................................................... 12,021 318
Genworth Financial, Inc.(a) ................................................ 49,730 347
Hancock Whitney Corp. .................................................. 7,840 421
Hanmi Financial Corp. ................................................... 12,118 240
Hope Bancorp, Inc. ..................................................... 22,287 285
Interactive Brokers Group, Inc. ............................................. 16,340 2,106
International Bancshares Corp. ............................................. 5,861 370
Jackson Financial, Inc., Class A ............................................. 4,751 427
JPMorgan Chase & Co. .................................................. 69,251 15,568
Ladder Capital Corp. .................................................... 24,443 302
Live Oak Bancshares, Inc. ................................................ 5,776 248
Metropolitan Bank Holding Corp.(a) ......................................... 5,409 280
Moelis & Co., Class A ................................................... 4,377 292

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
OFG Bancorp ......................................................... 7,040 $ 324
Old Second BanCorp., Inc. ................................................ 15,401 262
Pathward Financial, Inc. .................................................. 4,311 297
PennyMac Financial Services, Inc. .......................................... 3,580 387
Piper Sandler Cos. ...................................................... 1,472 401
Preferred Bank ......................................................... 3,363 279
PROG Holdings, Inc. .................................................... 6,851 320
Prudential Financial, Inc. ................................................. 29,514 3,576
Ready Capital Corp.(b) ................................................... 25,665 213
Regions Financial Corp. .................................................. 31,318 733
Selective Insurance Group, Inc. ............................................. 2,385 217
Skyward Specialty Insurance Group, Inc.(a) .................................... 7,203 294
Southside Bancshares, Inc. ................................................ 8,138 279
Stewart Information Services Corp. .......................................... 3,919 290
Synchrony Financial ..................................................... 153,185 7,699
T. Rowe Price Group, Inc. ................................................. 18,722 1,985
The Allstate Corp. ...................................................... 13,434 2,538
The Bancorp, Inc.(a) ..................................................... 4,862 255
The Bank of New York Mellon Corp. ......................................... 31,572 2,154
The Bank of NT Butterfield & Son Ltd. ....................................... 8,171 313
The Hartford Financial Services Group, Inc. .................................... 55,280 6,418
The Progressive Corp. ................................................... 1,827 461
UMB Financial Corp. .................................................... 4,040 419
Veritex Holdings, Inc. .................................................... 12,152 306
Visa, Inc., Class A ...................................................... 7,155 1,977
W.R. Berkley Corp. ..................................................... 63,703 3,803
Wells Fargo & Co. ...................................................... 114,540 6,697
Westamerica Bancorp .................................................... 5,546 287
WSFS Financial Corp. ................................................... 6,692 366
98,927
Health Care (3.8%):
AbbVie, Inc. .......................................................... 53,718 10,545
ACADIA Pharmaceuticals, Inc.(a) ........................................... 17,182 285
AdaptHealth Corp.(a) .................................................... 36,355 400
Addus HomeCare Corp.(a) ................................................ 2,095 279
Cardinal Health, Inc. .................................................... 66,552 7,502
Catalyst Pharmaceuticals, Inc.(a) ............................................ 17,098 346
Cencora, Inc. .......................................................... 2,460 589
Centene Corp.(a) ....................................................... 64,064 5,050
Collegium Pharmaceutical, Inc.(a) ........................................... 10,480 403
CorVel Corp.(a) ........................................................ 992 318
DaVita, Inc.(a) ......................................................... 737 111
Elevance Health, Inc. .................................................... 9,207 5,127
Eli Lilly & Co. ......................................................... 13,924 13,367
Enhabit, Inc.(a) ........................................................ 23,344 197
Gilead Sciences, Inc. .................................................... 70,426 5,564
HCA Healthcare, Inc. .................................................... 10,353 4,096
Innoviva, Inc.(a) ....................................................... 15,743 305
Ironwood Pharmaceuticals, Inc.(a) ........................................... 34,394 174
iTeos Therapeutics, Inc.(a) ................................................ 15,153 255
Johnson & Johnson ..................................................... 26,641 4,419
Lantheus Holdings, Inc.(a) ................................................ 2,351 250
McKesson Corp. ....................................................... 14,575 8,178
Medpace Holdings, Inc.(a) ................................................ 4,891 1,738
Merck & Co., Inc. ...................................................... 88,754 10,513
Molina Healthcare, Inc.(a) ................................................ 8,805 3,080
Owens & Minor, Inc.(a) .................................................. 18,718 291
Pediatrix Medical Group, Inc.(a) ............................................ 23,652 257
Prestige Consumer Healthcare, Inc.(a) ........................................ 3,646 272
Regeneron Pharmaceuticals, Inc.(a) .......................................... 3,461 4,100
Select Medical Holdings Corp. ............................................. 6,370 230
SIGA Technologies, Inc. .................................................. 31,641 286

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Tenet Healthcare Corp.(a) ................................................. 35,425 $ 5,875
The Cigna Group ....................................................... 14,597 5,281
United Therapeutics Corp.(a) .............................................. 10,941 3,978
Universal Health Services, Inc., Class B ....................................... 8,638 2,056
Veracyte, Inc.(a) ........................................................ 14,184 447
Vericel Corp.(a) ........................................................ 6,530 337
106,501
Industrials (2.8%):
Acuity Brands, Inc. ..................................................... 9,195 2,342
Allison Transmission Holdings, Inc. ......................................... 27,234 2,526
ASGN, Inc.(a) ......................................................... 3,537 340
Beacon Roofing Supply, Inc.(a) ............................................. 3,058 277
BlueLinx Holdings, Inc.(a) ................................................ 3,815 384
Boise Cascade Co. ...................................................... 3,487 473
Builders FirstSource, Inc.(a) ............................................... 43,423 7,556
Carlisle Cos., Inc. ....................................................... 6,602 2,798
Caterpillar, Inc. ........................................................ 15,443 5,499
Cintas Corp. .......................................................... 4,499 3,622
Comfort Systems USA, Inc. ............................................... 3,807 1,346
Core & Main, Inc., Class A(a) .............................................. 63,812 3,065
Cummins, Inc. ......................................................... 8,540 2,672
Deluxe Corp. .......................................................... 17,235 355
EMCOR Group, Inc. .................................................... 9,940 3,907
Ferguson Enterprises, Inc. ................................................. 14,656 3,015
Hub Group, Inc., Class A ................................................. 8,551 403
Illinois Tool Works, Inc. .................................................. 8,640 2,188
JELD-WEN Holding, Inc.(a) ............................................... 21,218 302
Korn Ferry ........................................................... 5,536 404
Leidos Holdings, Inc. .................................................... 11,265 1,786
Lennox International, Inc. ................................................. 7,475 4,412
Limbach Holdings, Inc.(a) ................................................ 5,809 375
Lockheed Martin Corp. ................................................... 6,825 3,877
Masco Corp. .......................................................... 35,888 2,855
Masterbrand, Inc.(a) ..................................................... 18,230 292
Matson, Inc. .......................................................... 3,847 532
Mueller Industries, Inc. ................................................... 5,569 405
Otis Worldwide Corp. .................................................... 17,464 1,654
Owens Corning ........................................................ 19,930 3,363
PACCAR, Inc. ......................................................... 50,378 4,845
Powell Industries, Inc. ................................................... 1,519 254
Resideo Technologies, Inc.(a) .............................................. 14,905 301
Sterling Infrastructure, Inc.(a) .............................................. 2,833 339
Sun Country Airlines Holdings, Inc.(a) ........................................ 26,878 295
Terex Corp. ........................................................... 6,188 351
Textron, Inc. .......................................................... 10,801 985
The GEO Group, Inc.(a) .................................................. 18,250 253
Titan International, Inc.(a) ................................................. 20,218 168
Trane Technologies PLC .................................................. 1,197 433
TriNet Group, Inc. ...................................................... 1,835 189
UFP Industries, Inc. ..................................................... 3,784 460
United Rentals, Inc. ..................................................... 972 721
W.W. Grainger, Inc. ..................................................... 6,007 5,916
Wabash National Corp. ................................................... 15,124 294
78,829
Information Technology (8.5%):
A10 Networks, Inc. ..................................................... 19,130 263
Amkor Technology, Inc. .................................................. 7,110 234
Apple, Inc. ........................................................... 234,574 53,717
Applied Materials, Inc. ................................................... 28,860 5,693
Arista Networks, Inc.(a) .................................................. 8,789 3,106
Bel Fuse, Inc., Class B ................................................... 6,214 422

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Broadcom, Inc. ........................................................ 69,210 $ 11,269
CDW Corp. ........................................................... 7,990 1,803
Cisco Systems, Inc. ..................................................... 67,788 3,426
CommVault Systems, Inc.(a) ............................................... 2,124 330
Dell Technologies, Inc., Class C ............................................ 56,463 6,524
Dropbox, Inc., Class A(a) ................................................. 119,811 3,012
F5, Inc.(a) ............................................................ 15,132 3,074
Fair Isaac Corp.(a) ...................................................... 1,519 2,628
GoDaddy, Inc., Class A(a) ................................................. 44,515 7,452
Hewlett Packard Enterprise Co. ............................................. 199,172 3,858
Immersion Corp. ....................................................... 22,720 214
Jabil, Inc. ............................................................ 30,500 3,333
KLA Corp. ........................................................... 4,783 3,919
Kulicke & Soffa Industries, Inc. ............................................. 5,892 258
Microsoft Corp. ........................................................ 118,347 49,367
Motorola Solutions, Inc. .................................................. 12,520 5,534
NVIDIA Corp. ......................................................... 431,973 51,565
Photronics, Inc.(a) ...................................................... 14,679 380
Qorvo, Inc.(a) ......................................................... 28,021 3,247
QUALCOMM, Inc. ..................................................... 34,870 6,113
Sanmina Corp.(a) ....................................................... 5,644 392
SolarWinds Corp. ....................................................... 21,116 270
TD SYNNEX Corp. ..................................................... 15,163 1,841
VeriSign, Inc.(a) ........................................................ 6,995 1,286
Viavi Solutions, Inc.(a) ................................................... 24,235 209
Vishay Intertechnology, Inc. ............................................... 19,661 396
Xerox Holdings Corp. ................................................... 19,575 222
235,357
Materials (0.8%):
Alpha Metallurgical Resources, Inc. .......................................... 1,425 341
Arch Resources, Inc. .................................................... 3,390 463
CF Industries Holdings, Inc. ............................................... 14,608 1,214
Commercial Metals Co. .................................................. 2,904 156
Greif, Inc., Class A ...................................................... 4,442 278
Hawkins, Inc. ......................................................... 3,003 380
LyondellBasell Industries NV, Class A ........................................ 49,452 4,881
Metallus, Inc.(a) ........................................................ 14,048 228
Nucor Corp. ........................................................... 26,475 4,022
Packaging Corp. of America ............................................... 1,305 273
Reliance, Inc. .......................................................... 6,591 1,889
Ryerson Holding Corp. ................................................... 10,200 204
Steel Dynamics, Inc. ..................................................... 61,130 7,306
21,635
Real Estate (0.3%):
Broadstone Net Lease, Inc. ................................................ 20,082 367
DiamondRock Hospitality Co. .............................................. 44,976 395
Easterly Government Properties, Inc. ......................................... 21,692 285
Empire State Realty Trust, Inc. ............................................. 37,811 408
Essential Properties Realty Trust, Inc. ........................................ 12,927 412
Innovative Industrial Properties, Inc. ......................................... 3,521 438
Kite Realty Group Trust .................................................. 17,516 457
Phillips Edison & Co., Inc. ................................................ 9,284 343
PotlatchDeltic Corp. ..................................................... 7,203 313
Retail Opportunity Investments Corp. ........................................ 21,693 332
Sabra Health Care REIT, Inc. .............................................. 22,360 381
SITE Centers Corp ...................................................... 5,389 325
Terreno Realty Corp. .................................................... 6,323 437
VICI Properties, Inc. .................................................... 119,053 3,986
8,879
Utilities (0.6%):
Consolidated Edison, Inc. ................................................. 8,060 818

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
DTE Energy Co. ....................................................... 29,651 $ 3,707
Entergy Corp. ......................................................... 35,910 4,334
NiSource, Inc. ......................................................... 90,203 2,982
NRG Energy, Inc. ....................................................... 37,024 3,147
ONE Gas, Inc. ......................................................... 5,596 386
Otter Tail Corp. ........................................................ 4,822 408
15,782
Total Common Stocks (Cost $595,729)
a
a
a
808,291
Principal Amount
(000)
U.S. Treasury Obligations (0.5%)
U.S. Treasury Notes, 3.88%, 3/31/25(c) ....................................... $ 14,945 14,874
Total U.S. Treasury Obligations (Cost $14,961)
a
a
a
14,874
Shares
Exchange-Traded Funds (44.3%)
Invesco DB Commodity Index Tracking Fund(b) ................................ 256,100 5,662
Invesco FTSE RAFI Developed Markets ex-US ETF(b) ........................... 653,206 33,771
Invesco FTSE RAFI Emerging Markets ETF(b) ................................. 1,539,501 31,837
iShares 0-5 Year TIPS Bond ETF ............................................ 235,175 23,605
iShares 1-3 Year Treasury Bond ETF ......................................... 307,256 25,441
iShares 20+ Year Treasury Bond ETF ......................................... 275,988 26,630
iShares 7-10 Year Treasury Bond ETF ........................................ 260,606 25,297
iShares Core MSCI EAFE ETF ............................................. 32,626 2,518
iShares Core MSCI Emerging Markets ETF .................................... 1,024,606 55,800
iShares Core S&P 500 ETF ................................................ 14,184 8,039
iShares Core S&P Small-Cap ETF ........................................... 247,921 28,883
iShares Core U.S. Aggregate Bond ETF ....................................... 299,401 30,015
iShares J.P. Morgan USD Emerging Markets Bond ETF(b) ......................... 77,423 7,131
iShares MSCI Canada ETF(b) .............................................. 275,420 11,152
iShares MSCI International Momentum Factor ETF .............................. 1,164,448 46,857
iShares MSCI International Quality Factor ETF ................................. 1,315,008 54,218
iShares Russell 2000 ETF ................................................. 52,811 11,623
Schwab Fundamental Emerging Markets Equity ETF(b) ........................... 2,206,197 66,451
Schwab Fundamental International Equity ETF ................................. 3,168,339 117,102
Schwab Fundamental International Small Equity ETF ............................. 593,600 22,088
SPDR Gold Shares(a) .................................................... 209,787 48,522
SPDR S&P Emerging Markets SmallCap ETF .................................. 107,983 6,345
VanEck Gold Miners ETF ................................................. 110,779 4,278
Vanguard FTSE All-World ex-US ETF ........................................ 293,727 18,117
Vanguard FTSE Developed Markets ETF ...................................... 3,744,589 196,179
Vanguard FTSE Emerging Markets ETF ...................................... 454,056 20,305
Vanguard FTSE Europe ETF(b) ............................................. 439,864 31,200
Vanguard Mortgage-Backed Securities ETF .................................... 753,311 35,270
Vanguard Real Estate ETF ................................................ 601,950 57,263
Vanguard S&P 500 ETF .................................................. 184,762 95,714
Vanguard Short-Term Corporate Bond ETF .................................... 262,583 20,720
Vanguard Total Bond Market ETF ........................................... 124,768 9,278
Vanguard Total Stock Market ETF ........................................... 88,822 24,726
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 202,622 10,700
Xtrackers USD High Yield Corporate Bond ETF ................................. 515,405 18,802
Total Exchange-Traded Funds (Cost $1,019,415)
a
a
a
1,231,539
Affiliated Exchange-Traded Funds (25.7%)
VictoryShares Core Intermediate Bond ETF .................................... 10,550,445 500,724
VictoryShares Core Plus Intermediate Bond ETF(b) .............................. 5,668,278 124,872
VictoryShares Emerging Markets Value Momentum ETF .......................... 68,000 3,227
VictoryShares Short-Term Bond ETF ......................................... 991,350 50,083

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 1,300,000 $ 33,504
Total Affiliated Exchange-Traded Funds (Cost $785,319)
a
a
a
712,410
Collateral for Securities Loaned (1.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.18%(d) ........ 8,305,057 8,305
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.20%(d) ............ 8,305,057 8,305
Invesco Government & Agency Portfolio, Institutional Shares, 5.18%(d) ............... 8,305,057 8,305
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.19%(d) . 8,305,057 8,305
Total Collateral for Securities Loaned (Cost $33,220)
a
a
a
33,220
Total Investments (Cost $2,448,644) — 100.8% 2,800,334
Liabilities in excess of other assets — (0.8)% (21,388)
NET ASSETS - 100.00% $ 2,778,946
At August 31, 2024, the Fund's investments in foreign securities were 26.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) All or a portion of this security has been segregated as collateral for derivative instruments.
(d) Rate disclosed is the daily yield on August 31, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 768 9/20/24 $ 42,021,998 $ 42,197,429 $ 175,431
FTSE 100 Index Futures .............. 373 9/20/24 40,362,278 41,080,644 718,366
Tokyo Price Index Futures ............ 127 9/12/24 24,299,220 23,593,658 (705,562)
$ 188,235
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 162 9/19/24 $ 20,994,379 $ 22,059,367 $ (1,064,988)
E-Mini Russell 2000 Index Futures ...... 316 9/20/24 32,337,718 35,124,980 (2,787,262)
E-Mini S&P 500 Futures .............. 32 9/20/24 8,875,307 9,057,600 (182,293)
Hang Seng Index Futures ............. 73 9/27/24 8,245,237 8,402,265 (157,028)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 253 9/19/24 48,864,797 52,642,776 (3,777,979)
$ (7,969,550)
Total unrealized appreciation $ 893,797
Total unrealized depreciation (8,675,112)
Total net unrealized appreciation (depreciation) $ (7,781,315)

Statement of Assets and Liabilities
August 31, 2024
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
Cornerstone
Moderately
Aggressive Fund
Assets:
Affiliated investments, at value (Cost $785,319) $ 712,410(a)
Unaffiliated investments, at value (Cost $1,663,325) 2,087,924(b)
Cash 9,694
Deposit with broker for futures contracts 4,772
Receivables:
Interest and dividends 1,093
Capital shares issued 563
From Adviser for ETF reimbursements 521
Variation margin on open futures contracts 230
Prepaid expenses 32
Total Assets 2,817,239
Liabilities:
Payables:
Collateral received on loaned securities 33,220
Collateral received from broker for futures contracts 903
Capital shares redeemed 1,033
Variation margin on open futures contracts 889
Accrued expenses and other payables:
Investment advisory fees 1,368
Administration fees 340
Custodian fees 29
Transfer agent fees 402
Compliance fees 2
Trustees' fees —(c)
Other accrued expenses 107
Total Liabilities 38,293
Commitments and contingencies (Note 4 )
Net Assets:
Capital 2,276,353
Total accumulated earnings (loss) 502,593
Net Assets $ 2,778,946
Shares (unlimited number of shares authorized with no par value): 97,985
Net asset value, offering and redemption price per share:(d) $ 28.36
(a) Includes $35 thousand of securities on loan.
(b) Includes $32,557 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
11
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Cornerstone
Moderately
Aggressive Fund
Investment Income:
Dividends from affiliated investments $ 14,003
Dividends from unaffiliated investments 21,381
Interest from unaffiliated investments 331
Securities lending (net of fees) 181
Foreign tax withholding (11)
Total Income 35,885
Expenses:
Investment advisory fees 8,064
Administration fees 2,050
Sub-Administration fees 37
Custodian fees 59
Transfer agent fees 2,211
Trustees' fees 23
Compliance fees 12
Legal and audit fees 34
State registration and filing fees 26
Line of credit fees —(a)
Other expenses 115
Total Expenses 12,631
Expenses waived/reimbursed by Adviser (1,052)
Net Expenses 11,579
Net Investment Income (Loss) 24,306
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (5,819)
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 97,344
Net realized gains (losses) from futures contracts 4,449
Net change in unrealized appreciation/depreciation on affiliated investment securities 25,435
Net change in unrealized appreciation/depreciation on unaffiliated investment securities 63,680
Net change in unrealized appreciation/depreciation on futures contracts (8,325)
Net realized/unrealized gains (losses) on investments 176,764
Change in net assets resulting from operations $ 201,070
(a) Rounds to less than $1 thousand.

12
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Moderately
Aggressive Fund
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 24,306 $ 53,632
Net realized gains (losses) 95,974 40,364
Net change in unrealized appreciation/depreciation 80,790 201,060
Change in net assets resulting from operations 201,070 295,056
Change in net assets resulting from distributions to shareholders — (54,800)
Change in net assets resulting from capital transactions (96,443) (115,777)
Change in net assets 104,627 124,479
Net Assets:
Beginning of period 2,674,319 2,549,840
End of period $ 2,778,946 $ 2,674,319
Capital Transactions:
Proceeds from shares issued $ 78,327 $ 144,186
Distributions reinvested — 54,258
Cost of shares redeemed (174,770) (314,221)
Change in net assets resulting from capital transactions $ (96,443) $ (115,777)
Share Transactions:
Issued 2,886 5,787
Reinvested — 2,118
Redeemed (6,433) (12,594)
Change in Shares (3,547) (4,689)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
13
See notes to financial statements.
Victory Cornerstone Moderately Aggressive Fund
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of
Period $26.34 $24.00 $25.76 $29.45 $24.10 $23.97 $25.78
Investment Activities:
Net investment income (loss) 0.24(b) 0.52(b) 0.37(b) 0.36(b) 0.32(b) 0.48(b) 0.46
Net realized and unrealized
gains (losses) 1.78 2.36 (1.11) (1.77) 5.56 0.18 (0.79)
Total from Investment
Activities 2.02 2.88 (0.74) (1.41) 5.88 0.66 (0.33)
Distributions to Shareholders
from:
Net investment income — (0.54) (0.23) (0.35) (0.37) (0.39) (0.39)
Net realized gains — — (0.79) (1.93) (0.16) (0.14) (1.09)
Total Distributions — (0.54) (1.02) (2.28) (0.53) (0.53) (1.48)
Net Asset Value, End of Period $28.36 $26.34 $24.00 $25.76 $29.45 $24.10 $23.97
Total Return(c)(d) 7.67% 12.07% (2.87)% (5.43)% 24.58% 2.59% (1.20)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.85% 0.87% 0.88% 0.88% 0.96% 0.98% 0.98%(h)
Net Investment Income
(Loss)(e) 1.78% 2.08% 2.04% 1.26% 1.18% 1.94% 1.91%
Gross Expenses(e)(g) 0.92% 0.95% 0.96% 0.93% 0.97% 0.99% 1.01%
Supplemental Data:
Net Assets at end of period
(000's) $2,778,946 $2,674,319 $2,549,840 $2,720,065 $3,026,975 $2,662,354 $2,777,038
Portfolio Turnover(c) 38% 52% 49% 44% 64% 92% 95%(i)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Effective June 22, 2018, USAA Asset Management Company (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Fund to
0.98% of the Fund’s average daily net assets.
(i) For the year ended May 31, 2019, the portfolio turnover calculation excludes the value of securities purchased of $370,785 thousand and sold of $3,096 thousand after the Fund’s acquisition of First Start Growth Fund. Reflects increased trading activity due to usage of quantitative investment strategies.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
14
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name)
Victory Cornerstone Moderately Aggressive Fund Cornerstone Moderately Aggressive Fund

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
15
(Unaudited)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities
Level 1 Level 2 Level 3 Total
Cornerstone Moderately Aggressive Fund
Common Stocks ............................................... $ 808,291 $ — $ — $ 808,291
U.S. Treasury Obligations ........................................ — 14,874 — 14,874
Exchange-Traded Funds ......................................... 1,231,539 — — 1,231,539
Affiliated Exchange-Traded Funds .................................. 712,410 — — 712,410
Collateral for Securities Loaned ................................... 33,220 — — 33,220
Total ....................................................... $ 2,785,460 $ 14,874 $ — $ 2,800,334
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 894 — — 894
Liabilities:
Futures Contracts .............................................. (8,675) — — (8,675)
Total ....................................................... $ (7,781) $ — $ — $ (7,781)
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
16
(Unaudited)
with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended August 31, 2024, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of August 31, 2024 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended August 31, 2024 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 894,000 (8,675,000)
Cornerstone Moderately Aggressive Fund .................................................... $ 894 $ 8,675
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 4,449,000 (8,325,000)
Cornerstone Moderately Aggressive Fund ................................................ $ 4,449 $ (8,325)

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
17
(Unaudited)
is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Cornerstone Moderately Aggressive Fund ............................... $ 32,592 $ — $ 33,220

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
18
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.59% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in
Excluding U.S. Government
Securities
Purchases Sales
Cornerstone Moderately Aggressive Fund ........................................................ $ 1,030,262 $ 1,103,606

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
19
(Unaudited)
the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2024, the expense limit (excluding voluntary waivers) was:
In addition, effective March 15, 2024, to the extent the Fund invests in an affiliated VCM ETF, the Adviser has contractually undertaken to waive all or a portion of the Fund’s advisory fee in the proportionate amounts to any advisory fees it earns as an investment adviser to any affiliated
ETF in which the Fund invests. Prior to March 15, 2024, the Fund’s advisory fee of an affiliated ETF was being voluntarily reimbursed by
VCM that to the extent of the indirect advisory fee incurred through the Fund’s proportional investment in the affiliated ETFs. These affiliated
ETF advisory fee reimbursements are not available for recoupment. For the six months ended August 31, 2024, the Fund incurred reimbursable expenses of $1,052 thousand, all of which were affiliated ETF advisory fees for reimbursement and is reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser.  As of August 31, 2024, the Fund has a receivable related to affiliated ETF reimbursable expenses from the Adviser for $521 thousand, pursuant to the Fund’s expense limitation agreement and is reflected on the Statement of Assets and
Liabilities as Receivable from Adviser for ETF reimbursements.
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024.
Additionally, as of August 31, 2024, the Fund had no recoupable amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk —  The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk —  In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
ETF Risk — The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’
In effect until June 30, 2025
Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.98%

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
20
(Unaudited)
fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, performance may be lower than if the Fund were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended February 29, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
21
(Unaudited)
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the six months ended August 31, 2024, were as follows (amounts in thousands):
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2024
Dividend
Income
Cornerstone Moderately
Aggressive Fund
VictoryShares Core Intermediate
Bond ETF .................. $ 518,409 $ — $ (31,891) $ (5,702) $ — $ 19,908 $ 500,724 $ 9,602
VictoryShares Core Plus
Intermediate Bond ETF ........ 121,415 — — — — 3,457 124,872 2,747
VictoryShares Emerging Markets
Value Momentum ETF ......... 3,081 — — — — 146 3,227 154
VictoryShares Short-Term Bond
ETF ...................... 53,192 — (4,029) (117) — 1,037 50,083 1,340
VictoryShares WestEnd Economic
Cycle Bond ETF ............. — 32,617 — — — 887 33,504 160
$ 696,097 $ 32,617 $ (35,920) $ (5,819) $ — $ 25,435 $ 712,410 $ 14,003

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
27800-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Cornerstone Moderately Conservative Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
6
Statement of Operations
7
Statements of Changes in Net Assets
8
Financial Highlights
9
Notes to Financial Statements 10

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (16.7%)
Communication Services (0.9%):
AT&T, Inc. ........................................................... 23,160 $ 461
Comcast Corp. , Class A .................................................. 17,285 684
Verizon Communications, Inc. .............................................. 12,424 519
1,664
Consumer Discretionary (0.9%):
Darden Restaurants, Inc. .................................................. 1,169 185
Lennar Corp. , Class A .................................................... 2,157 393
Lowe's Cos., Inc. ....................................................... 385 96
NIKE, Inc. , Class B ..................................................... 5,390 449
PulteGroup, Inc. ........................................................ 2,106 277
The Home Depot, Inc. ................................................... 793 292
1,692
Consumer Staples (1.8%):
Altria Group, Inc. ....................................................... 12,499 672
Archer-Daniels-Midland Co. ............................................... 2,572 157
Kimberly-Clark Corp. .................................................... 3,232 468
PepsiCo, Inc. .......................................................... 4,203 727
Philip Morris International, Inc. ............................................. 5,921 730
Sysco Corp. ........................................................... 3,452 269
Target Corp. .......................................................... 2,103 323
3,346
Energy (0.5%):
Devon Energy Corp. ..................................................... 5,973 267
EOG Resources, Inc. .................................................... 1,448 187
Marathon Petroleum Corp. ................................................ 1,944 344
ONEOK, Inc. .......................................................... 1,057 98
Valero Energy Corp. ..................................................... 220 32
928
Financials (1.7%):
American Express Co. ................................................... 2,864 741
Ameriprise Financial, Inc. ................................................. 977 439
Everest Group Ltd. ...................................................... 419 165
JPMorgan Chase & Co. .................................................. 4,392 987
Mastercard, Inc. , Class A ................................................. 735 355
Northern Trust Corp. .................................................... 1,985 181
T. Rowe Price Group, Inc. ................................................. 143 15
Visa, Inc. , Class A ...................................................... 1,031 285
3,168
Health Care (2.3%):
AbbVie, Inc. .......................................................... 4,174 820
Bristol-Myers Squibb Co. ................................................. 9,877 493
Cardinal Health, Inc. .................................................... 2,358 266
CVS Health Corp. ...................................................... 5,012 287
Gilead Sciences, Inc. .................................................... 8,515 673
Merck & Co., Inc. ...................................................... 6,680 791
Pfizer, Inc. ............................................................ 23,621 685
ResMed, Inc. .......................................................... 98 24
The Cigna Group ....................................................... 418 151
4,190
Industrials (1.5%):
A.O. Smith Corp. ....................................................... 1,214 102
Automatic Data Processing, Inc. ............................................ 526 145
Caterpillar, Inc. ........................................................ 2,063 735
Cummins, Inc. ......................................................... 173 54
FedEx Corp. .......................................................... 1,498 447
Lockheed Martin Corp. ................................................... 502 285

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Masco Corp. .......................................................... 2,137 $ 170
Otis Worldwide Corp. .................................................... 3,062 290
Paychex, Inc. .......................................................... 207 27
United Parcel Service, Inc. , Class B .......................................... 4,323 556
2,811
Information Technology (6.1%):
Accenture PLC , Class A .................................................. 2,200 752
Apple, Inc. ........................................................... 11,941 2,734
Applied Materials, Inc. ................................................... 3,745 739
Broadcom, Inc. ........................................................ 2,980 485
Cisco Systems, Inc. ..................................................... 11,778 595
Cognizant Technology Solutions Corp. , Class A ................................. 4,434 345
HP, Inc. .............................................................. 2,703 98
Jabil, Inc. ............................................................ 79 9
KLA Corp. ........................................................... 906 742
Lam Research Corp. ..................................................... 849 697
Microchip Technology, Inc. ................................................ 354 29
Microsoft Corp. ........................................................ 4,807 2,005
NetApp, Inc. .......................................................... 2,010 243
NXP Semiconductors NV ................................................. 2,563 657
QUALCOMM, Inc. ..................................................... 4,386 769
TE Connectivity Ltd. .................................................... 1,175 180
11,079
Materials (0.6%):
Dow, Inc. ............................................................ 6,829 366
LyondellBasell Industries NV , Class A ........................................ 2,497 247
Nucor Corp. ........................................................... 1,773 269
Steel Dynamics, Inc. ..................................................... 1,500 179
1,061
Real Estate (0.2%):
American Tower Corp. ................................................... 116 26
Crown Castle, Inc. ...................................................... 1,054 118
Equinix, Inc. .......................................................... 171 143
Prologis, Inc. .......................................................... 784 100
Welltower, Inc. ......................................................... 303 36
423
Utilities (0.2%):
Evergy, Inc. ........................................................... 2,241 133
NRG Energy, Inc. ....................................................... 2,001 170
303
Total Common Stocks (Cost $24,384)
a
a
a
30,665
Principal Amount
(000)
U.S. Treasury Obligations (0.8%)
U.S. Treasury Notes , 3 .88% , 3/31/25 (a) ....................................... $ 1,494 1,487
Total U.S. Treasury Obligations (Cost $1,496)
a
a
a
1,487
Shares
Exchange-Traded Funds (42.1%)
Invesco DB Commodity Index Tracking Fund .................................. 22,900 506
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 35,176 1,819
Invesco FTSE RAFI Emerging Markets ETF (b) ................................. 86,305 1,785
iShares 0-5 Year TIPS Bond ETF ............................................ 14,075 1,413
iShares 1-3 Year Treasury Bond ETF ......................................... 35,334 2,926
iShares 20+ Year Treasury Bond ETF ......................................... 29,830 2,878
iShares 7-10 Year Treasury Bond ETF ........................................ 27,568 2,676

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
iShares Core MSCI Emerging Markets ETF .................................... 7,896 $ 430
iShares Core S&P Small-Cap ETF ........................................... 19,668 2,291
iShares Core U.S. Aggregate Bond ETF ....................................... 59,830 5,998
iShares J.P. Morgan USD Emerging Markets Bond ETF (b) ......................... 6,576 606
iShares MSCI International Momentum Factor ETF .............................. 71,831 2,890
iShares MSCI International Quality Factor ETF ................................. 81,444 3,358
iShares Russell 2000 ETF ................................................. 3,106 684
Schwab Fundamental Emerging Markets Equity ETF (b) ........................... 138,896 4,184
Schwab Fundamental International Equity ETF ................................. 237,343 8,772
Schwab Fundamental International Small Equity ETF ............................. 50,100 1,864
SPDR Gold Shares (c) .................................................... 13,737 3,177
SPDR S&P Emerging Markets SmallCap ETF .................................. 7,496 440
VanEck Gold Miners ETF ................................................. 7,292 282
Vanguard FTSE All-World ex-US ETF ........................................ 26,040 1,606
Vanguard FTSE Developed Markets ETF ...................................... 99,081 5,191
Vanguard FTSE Emerging Markets ETF ...................................... 26,596 1,189
Vanguard FTSE Europe ETF (b) ............................................. 23,912 1,696
Vanguard Mortgage-Backed Securities ETF .................................... 62,333 2,918
Vanguard Real Estate ETF ................................................ 37,872 3,603
Vanguard S&P 500 ETF .................................................. 8,698 4,506
Vanguard Short-Term Corporate Bond ETF .................................... 18,748 1,479
Vanguard Small-Cap Value ETF ............................................ 8,408 1,669
Vanguard Total Stock Market ETF ........................................... 8,677 2,416
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 5,259 278
Xtrackers USD High Yield Corporate Bond ETF ................................. 45,151 1,647
Total Exchange-Traded Funds (Cost $65,619)
a
a
a
77,177
Affiliated Exchange-Traded Funds (40.1%)
VictoryShares Core Intermediate Bond ETF .................................... 1,058,573 50,240
VictoryShares Core Plus Intermediate Bond ETF ................................ 686,365 15,121
VictoryShares Emerging Markets Value Momentum ETF .......................... 9,770 463
VictoryShares Short-Term Bond ETF ......................................... 82,859 4,186
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 140,000 3,608
Total Affiliated Exchange-Traded Funds (Cost $80,947)
a
a
a
73,618
Collateral for Securities Loaned (1.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .18% (d) ........ 861,156 862
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .20% (d) ............ 861,156 861
Invesco Government & Agency Portfolio, Institutional Shares , 5 .18% (d) ............... 861,156 861
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .19% (d) . 861,156 861
Total Collateral for Securities Loaned (Cost $3,445)
a
a
a
3,445
Total Investments (Cost $175,891) — 101.6% 186,392
Liabilities in excess of other assets — (1.6)% (2,884)
NET ASSETS - 100.00% $ 183,508
At August 31, 2024, the Fund's investments in foreign securities were 20.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security has been segregated as collateral for derivative instruments.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Rate disclosed is the daily yield on August 31, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 36 9/20/24 $ 1,969,781 $ 1,978,004 $ 8,223
FTSE 100 Index Futures .............. 19 9/20/24 2,055,987 2,092,580 36,593
Tokyo Price Index Futures ............ 7 9/12/24 1,339,327 1,300,438 (38,889)
$ 5,927
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 11 9/19/24 $ 1,425,544 $ 1,497,858 $ (72,314)
E-Mini Russell 2000 Index Futures ...... 7 9/20/24 716,342 778,085 (61,743)
E-Mini S&P 500 Futures .............. 6 9/20/24 1,664,120 1,698,300 (34,180)
Hang Seng Index Futures ............. 6 9/27/24 677,691 690,597 (12,906)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 14 9/19/24 2,703,980 2,913,039 (209,059)
$ (390,202)
Total unrealized appreciation $ 44,816
Total unrealized depreciation (429,091)
Total net unrealized appreciation (depreciation) $ (384,275)

Statement of Assets and Liabilities
August 31, 2024
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
Cornerstone
Moderately
Conservative Fund
Assets:
Affiliated investments, at value (Cost $80,947) $ 73,618
Unaffiliated investments, at value (Cost $94,944) 112,774 (a)
Cash 758
Deposit with broker for futures contracts 163
Receivables:
Interest and dividends 73
Capital shares issued 19
From Adviser for ETF reimbursements 55
Variation margin on open futures contracts 13
Prepaid expenses 11
Total Assets 187,484
Liabilities:
Payables:
Collateral received on loaned securities 3,445
Collateral received from broker for futures contracts 69
Capital shares redeemed 222
Payable to Adviser 4
Variation margin on open futures contracts 57
Accrued expenses and other payables:
Investment advisory fees 77
Administration fees 23
Custodian fees 4
Transfer agent fees 34
Compliance fees — (b)
Trustees' fees 1
Other accrued expenses 40
Total Liabilities 3,976
Commitments and contingencies (Note 4 )
Net Assets:
Capital 177,931
Total accumulated earnings (loss) 5,577
Net Assets $ 183,508
Shares (unlimited number of shares authorized with no par value): 16,434
Net asset value, offering and redemption price per share:(c) $ 11 .17
(a) Includes $3,351 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Cornerstone
Moderately
Conservative Fund
Investment Income:
Dividends from affiliated investments $ 1,463
Dividends from unaffiliated investments 1,402
Interest from unaffiliated investments 41
Securities lending (net of fees) 19
Foreign tax withholding (1)
Total Income 2,924
Expenses:
Investment advisory fees 455
Administration fees 137
Sub-Administration fees 29
Custodian fees 8
Transfer agent fees 193
Trustees' fees 24
Compliance fees 1
Legal and audit fees 27
State registration and filing fees 14
Other expenses 17
Recoupment of prior expenses waived/reimbursed by Adviser 24
Total Expenses 929
Expenses waived/reimbursed by Adviser (111)
Net Expenses 818
Net Investment Income (Loss) 2,106
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (795)
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 1,764
Net realized gains (losses) from futures contracts 181
Net change in unrealized appreciation/depreciation on affiliated investment securities 2,858
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations 5,436
Net change in unrealized appreciation/depreciation on futures contracts (483)
Net realized/unrealized gains (losses) on investments 8,961
Change in net assets resulting from operations $ 11,067

8
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Moderately
Conservative Fund
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,106 $ 4,387
Net realized gains (losses) 1,150 (947)
Net change in unrealized appreciation/depreciation 7,811 9,697
Change in net assets resulting from operations 11,067 13,137
Change in net assets resulting from distributions to shareholders (1,965) (4,526)
Change in net assets resulting from capital transactions (6,423) (12,506)
Change in net assets 2,679 (3,895)
Net Assets:
Beginning of period 180,829 184,724
End of period $ 183,508 $ 180,829
Capital Transactions:
Proceeds from shares issued $ 7,700 $ 12,185
Distributions reinvested 1,953 4,498
Cost of shares redeemed (16,076) (29,189)
Change in net assets resulting from capital transactions $ (6,423) $ (12,506)
Share Transactions:
Issued 680 1,186
Reinvested 182 437
Redeemed (1,457) (2,847)
Change in Shares (595) (1,224)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
9
See notes to financial statements.
Victory Cornerstone Moderately Conservative Fund
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of
Period $10.62 $10.12 $11.23 $12.74 $11.14 $10.94 $11.29
Investment Activities:
Net investment income (loss) 0.13(b) 0.25(b) 0.17(b) 0.15(b) 0.16(b) 0.23(b) 0.24
Net realized and unrealized
gains (losses) 0.54 0.51 (0.54) (0.85) 1.64 0.22 (0.14)
Total from Investment
Activities 0.67 0.76 (0.37) (0.70) 1.80 0.45 0.10
Distributions to Shareholders
from:
Net investment income (0.12) (0.26) (0.13) (0.17) (0.17) (0.23) (0.24)
Net realized gains — — (0.61) (0.64) (0.03) (0.02) (0.21)
Total Distributions (0.12) (0.26) (0.74) (0.81) (0.20) (0.25) (0.45)
Net Asset Value, End of Period $11.17 $10.62 $10.12 $11.23 $12.74 $11.14 $10.94
Total Return(c)(d) 6.33% 7.57% (3.31)% (5.95)% 16.30% 4.09% 0.99%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.90% 0.90% 0.90% 0.90% 0.90% 0.90% 0.90%
Net Investment Income
(Loss)(e) 2.31% 2.41% 2.13% 1.23% 1.35% 2.05% 2.22%
Gross Expenses(e)(g) 1.02% 1.04% 1.05% 1.00% 1.02% 1.02% 1.08%
Supplemental Data:
Net Assets at end of period
(000's) $183,508 $180,829 $184,724 $200,344 $221,892 $220,787 $226,484
Portfolio Turnover(c) 30% 51% 43% 61% 52% 84% 77%(h)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects increased usage of quantitative investment strategies.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
10
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name)
Victory Cornerstone Moderately Conservative Fund Cornerstone Moderately Conservative Fund

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
11
(Unaudited)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities
Level 1 Level 2 Level 3 Total
Cornerstone Moderately Conservative Fund
Common Stocks ............................................... $ 30,665 $ — $ — $ 30,665
U.S. Treasury Obligations ........................................ — 1,487 — 1,487
Exchange-Traded Funds ......................................... 77,177 — — 77,177
Affiliated Exchange-Traded Funds .................................. 73,618 — — 73,618
Collateral for Securities Loaned ................................... 3,445 — — 3,445
Total ....................................................... $ 184,905 $ 1,487 $ — $ 186,392
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 45 — — 45
Liabilities:
Futures Contracts .............................................. (429) — — (429)
Total ....................................................... $ (384) $ — $ — $ (384)
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
12
(Unaudited)
with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended August 31, 2024, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of August 31, 2024 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended August 31, 2024 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 45,000 (429,000)
Cornerstone Moderately Conservative Fund ................................................... $ 45 $ 429
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 181,000 (483,000)
Cornerstone Moderately Conservative Fund ............................................... $ 181 $ (483)

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
13
(Unaudited)
is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Cornerstone Moderately Conservative Fund .............................. $ 3,351 $ — $ 3,445

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
14
(Unaudited)
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year
Excluding U.S. Government
Securities
Purchases Sales
Cornerstone Moderately Conservative Fund ....................................................... $ 54,899 $ 60,877

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
15
(Unaudited)
exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2024, the expense limit (excluding voluntary waivers) was:
In addition, effective March 15, 2024, to the extent the Fund invests in an affiliated VCM ETF, the Adviser has contractually undertaken to waive all or a portion of the Fund’s advisory fee in the proportionate amounts to any advisory fees it earns as an investment adviser to any affiliated
ETF in which the Fund invests. Prior to March 15, 2024, the Fund’s advisory fee of an affiliated ETF was being voluntarily reimbursed by
VCM that to the extent of the indirect advisory fee incurred through the Fund’s proportional investment in the affiliated ETFs. These affiliated
ETF advisory fee reimbursements are not available for recoupment. For the six months ended August 31, 2024, the Fund incurred reimbursable expenses of $111 thousand, all of which were affiliated ETF advisory fees for reimbursement and is reflected on the Statement of Operations as
Expenses waived/reimbursed by Adviser.  As of August 31, 2024, the Fund has a receivable related to affiliated ETF reimbursable expenses from the Adviser for $55 thousand, pursuant to the Fund’s expense limitation agreement and is reflected on the Statement of Assets and Liabilities as
Receivable from Adviser for ETF reimbursements.
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
For the six months ended August 31, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the
In effect until June 30, 2025
Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.90%
Amount
Cornerstone Moderately Conservative Fund .................................................................. $ 24
Expires
2025*
Expires
2026
Expires
2027 Total
Cornerstone Moderately Conservative Fund .................................. $ 15 $ 35 $ 19 $ 69

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
16
(Unaudited)
actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.  Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, current regulations may limit the Fund’s ability to invest in derivatives.
ETF Risk — The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’
fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, performance may be lower than if the Fund were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
17
(Unaudited)
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2024.
7. Federal Income Tax Information:
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the six months ended August 31, 2024, were as follows (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
Cornerstone Moderately Conservative Fund ................................... $ (2,547) $ (3,264) $ (5,811)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2024
Dividend
Income
Cornerstone Moderately
Conservative Fund
VictoryShares Core Intermediate
Bond ETF .................. $ 53,525 $ — $ (4,742) $ (795) $ — $ 2,252 $ 50,240 $ 987
VictoryShares Core Plus
Intermediate Bond ETF ........ 14,702 — — — — 419 15,121 332
VictoryShares Emerging Markets
Value Momentum ETF ......... 443 — — — — 20 463 22
VictoryShares Short-Term Bond
ETF ...................... 4,114 — — — — 72 4,186 105
VictoryShares WestEnd Economic
Cycle Bond ETF ............. — 3,513 — — — 95 3,608 17
$ 72,784 $ 3,513 $ (4,742) $ (795) $ — $ 2,858 $ 73,618 $ 1,463

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
97447-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Emerging Markets Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
14
Statement of Operations
15
Statements of Changes in Net Assets
16
Financial Highlights
18
Notes to Financial Statements 20

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Emerging Markets Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.1%)
Belgium (0.1%):
Materials (0.1%):
Titan Cement International SA ............................................. 17,886 $ 626
Brazil (5.7%):
Communication Services (0.2%):
TIM SA .............................................................. 399,600 1,266
Consumer Discretionary (1.1%):
Cury Construtora e Incorporadora SA ........................................ 156,300 661
Cyrela Brazil Realty SA Empreendimentos e Participacoes ......................... 52,000 201
Grupo SBF SA ......................................................... 289,611 889
Smartfit Escola de Ginastica e Danca SA ...................................... 300,900 1,177
Vibra Energia SA ....................................................... 630,631 2,878
5,806
Energy (1.1%):
3R Petroleum Oleo e Gas SA .............................................. 43,600 204
Petroleo Brasileiro SA , ADR ............................................... 353,643 5,386
PRIO SA ............................................................. 34,500 287
5,877
Financials (1.9%):
Banco ABC Brasil SA , Preference Shares ...................................... 158,300 653
Banco do Brasil SA ..................................................... 536,190 2,675
Banco do Estado do Rio Grande do Sul SA , Preference Shares ....................... 132,600 295
BB Seguridade Participacoes SA ............................................ 174,100 1,135
Itau Unibanco Holding SA , ADR ............................................ 319,575 2,084
Pagseguro Digital Ltd. , Class A (a) ........................................... 278,666 3,085
9,927
Industrials (0.6%):
CCR SA ............................................................. 505,920 1,190
Embraer SA (a) ......................................................... 33,200 276
Marcopolo SA , Preference Shares ........................................... 901,980 1,176
Santos Brasil Participacoes SA ............................................. 335,400 774
3,416
Materials (0.3%):
Vale SA , ADR ......................................................... 133,572 1,405
Real Estate (0.2%):
Multiplan Empreendimentos Imobiliarios SA ................................... 289,400 1,317
Utilities (0.3%):
CPFL Energia SA ....................................................... 154,900 937
Equatorial Energia SA ................................................... 54,200 329
Neoenergia SA ......................................................... 84,100 297
1,563
30,577
Chile (0.1%):
Consumer Staples (0.1%):
Cencosud SA .......................................................... 186,482 378
Real Estate (0.0%):(b)
Cencosud Shopping SA (a) ................................................ 135,977 230
608
China (20.1%):
Communication Services (4.6%):
Baidu, Inc. , Class SW (a) .................................................. 79,150 835
Cloud Music, Inc. (a) (c) ................................................... 26,000 326
NetEase, Inc. , ADR ..................................................... 26,662 2,145

Victory Portfolios III
Victory Emerging Markets Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Tencent Holdings Ltd. ................................................... 416,463 $ 20,199
Tencent Music Entertainment Group , ADR ..................................... 116,026 1,211
24,716
Consumer Discretionary (5.0%):
361 Degrees International Ltd. ............................................. 608,000 274
Alibaba Group Holding Ltd. , Class W ........................................ 677,104 7,018
Alibaba Group Holding Ltd. , ADR .......................................... 30,263 2,522
BYD Co. Ltd. ......................................................... 68,500 2,098
Fuyao Glass Industry Group Co. Ltd. , Class A .................................. 201,200 1,360
Gree Electric Appliances, Inc. of Zhuhai , Class A ................................ 376,499 2,105
JD.com, Inc. , Class SW .................................................. 38,750 524
JD.com, Inc. , ADR ...................................................... 58,830 1,588
Meituan , Class W (a) (c) ................................................... 334,100 5,055
Midea Group Co. Ltd. , Class A ............................................. 203,600 1,858
MINISO Group Holding Ltd. , ADR .......................................... 66,287 1,089
MotoMotion China Corp. ................................................. 91,370 660
New Oriental Education & Technology Group, Inc. , ADR (a) ........................ 13,428 826
26,977
Consumer Staples (1.1%):
Giant Biogene Holding Co. Ltd. (c) .......................................... 74,800 395
Hengan International Group Co. Ltd. ......................................... 467,000 1,496
Tsingtao Brewery Co. Ltd. , Class H .......................................... 192,000 1,111
Wuliangye Yibin Co. Ltd. , Class A ........................................... 169,400 2,935
5,937
Energy (0.5%):
PetroChina Co. Ltd. , Class H .............................................. 3,002,000 2,708
Financials (4.1%):
Bairong, Inc. (a) (c) ...................................................... 191,000 200
China Construction Bank Corp. , Class H ...................................... 12,859,000 9,029
China Merchants Bank Co. Ltd. , Class H ...................................... 1,315,000 5,397
Chongqing Rural Commercial Bank Co. Ltd. , Class H ............................. 2,181,000 1,062
PICC Property & Casualty Co. Ltd. , Class H ................................... 1,448,000 1,875
Ping An Insurance Group Co. of China Ltd. .................................... 953,000 4,512
22,075
Health Care (1.0%):
China Shineway Pharmaceutical Group Ltd. .................................... 234,000 261
Kangji Medical Holdings Ltd. .............................................. 1,055,500 778
Pacific Shuanglin Bio-pharmacy Co. Ltd. , Class A ............................... 213,300 768
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 41,100 1,451
Sinopharm Group Co. Ltd. , Class H .......................................... 876,399 2,028
5,286
Industrials (1.5%):
ANE Cayman, Inc. (a) .................................................... 500,500 494
Anhui Expressway Co. Ltd. , Class H ......................................... 704,000 831
Anhui Heli Co. Ltd. , Class A ............................................... 420,200 1,029
China Communications Services Corp. Ltd. , Class H .............................. 3,152,000 1,605
Weichai Power Co. Ltd. , Class H ............................................ 743,000 1,136
Yutong Bus Co. Ltd. , Class A .............................................. 262,100 788
ZTO Express Cayman, Inc. , ADR ........................................... 88,994 1,908
7,791
Information Technology (1.0%):
Foxconn Industrial Internet Co. Ltd. , Class A ................................... 401,100 1,161
Lenovo Group Ltd. ...................................................... 2,920,000 3,566
Luxshare Precision Industry Co. Ltd. , Class A ................................... 147,100 818
5,545

Victory Portfolios III
Victory Emerging Markets Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (1.3%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 705,000 $ 1,521
China Hongqiao Group Ltd. ............................................... 850,500 1,160
China Nonferrous Mining Corp. Ltd. ......................................... 842,000 591
Shanjin International Gold Co. Ltd. , Class A .................................... 236,900 536
Tianshan Aluminum Group Co. Ltd. , Class A ................................... 797,300 762
Western Mining Co. Ltd. , Class A ........................................... 277,700 612
Zijin Mining Group Co. Ltd. , Class H ........................................ 814,000 1,638
6,820
107,855
Greece (0.8%):
Consumer Discretionary (0.4%):
JUMBO SA ........................................................... 9,071 229
OPAP SA ............................................................. 116,482 2,013
2,242
Energy (0.3%):
Motor Oil Hellas Corinth Refineries SA ....................................... 63,547 1,525
Financials (0.1%):
National Bank of Greece SA ............................................... 49,965 434
4,201
Hong Kong (1.7%):
Consumer Discretionary (0.5%):
Bosideng International Holdings Ltd. ......................................... 2,316,000 1,135
Man Wah Holdings Ltd. .................................................. 2,076,400 1,228
2,363
Health Care (0.1%):
The United Laboratories International Holdings Ltd. .............................. 354,000 404
Industrials (0.7%):
Pacific Basin Shipping Ltd. ................................................ 1,796,000 493
Techtronic Industries Co. Ltd. .............................................. 245,500 3,289
3,782
Information Technology (0.1%):
ASMPT Ltd. .......................................................... 58,300 658
Utilities (0.3%):
China Water Affairs Group Ltd. ............................................. 418,000 250
Kunlun Energy Co. Ltd. .................................................. 1,564,000 1,563
1,813
9,020
Hungary (1.6%):
Communication Services (0.3%):
Magyar Telekom Telecommunications PLC .................................... 508,134 1,468
Financials (1.0%):
OTP Bank Nyrt ........................................................ 106,192 5,472
Health Care (0.3%):
Richter Gedeon Nyrt .................................................... 48,785 1,480
8,420
India (16.3%):
Communication Services (0.8%):
DB Corp. Ltd. (a) ....................................................... 68,521 274
Indus Towers Ltd. (a) .................................................... 674,734 3,689
Just Dial Ltd. (a) ........................................................ 24,652 368
4,331

Victory Portfolios III
Victory Emerging Markets Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Discretionary (2.2%):
ASK Automotive Ltd. .................................................... 108,009 $ 594
CIE Automotive India Ltd. (a) .............................................. 66,652 465
Crompton Greaves Consumer Electricals Ltd. ................................... 209,398 1,191
Hero MotoCorp Ltd. ..................................................... 36,986 2,408
Kalyan Jewellers India Ltd. ................................................ 120,884 887
Mahindra & Mahindra Ltd. (a) .............................................. 67,043 2,246
Maruti Suzuki India Ltd. .................................................. 15,954 2,363
Tata Motors Ltd. ....................................................... 129,765 1,720
11,874
Consumer Staples (0.3%):
Britannia Industries Ltd. .................................................. 19,750 1,380
Energy (0.7%):
Aegis Logistics Ltd. ..................................................... 47,258 424
Reliance Industries Ltd. .................................................. 83,684 3,421
3,845
Financials (4.8%):
Angel One Ltd. ........................................................ 13,453 415
Axis Bank Ltd. ........................................................ 115,913 1,626
CreditAccess Grameen Ltd. ............................................... 18,662 272
Home First Finance Co. India Ltd. (c) ......................................... 50,916 701
ICICI Bank Ltd. , ADR ................................................... 508,948 14,917
Jio Financial Services Ltd. (a) .............................................. 106,097 407
LIC Housing Finance Ltd. ................................................. 200,557 1,613
Manappuram Finance Ltd. ................................................ 882,541 2,273
Nippon Life India Asset Management Ltd. (c) ................................... 80,983 650
Shriram Finance Ltd. .................................................... 43,135 1,651
The Karur Vysya Bank Ltd. ................................................ 447,967 1,185
25,710
Health Care (1.5%):
Dr. Reddy's Laboratories Ltd. .............................................. 38,042 3,187
JB Chemicals & Pharmaceuticals Ltd. ........................................ 27,542 642
Narayana Hrudayalaya Ltd. ................................................ 56,855 860
Natco Pharma Ltd. ...................................................... 24,741 455
Strides Pharma Science Ltd. (a) ............................................. 26,433 422
Sun Pharmaceutical Industries Ltd. .......................................... 112,340 2,441
8,007
Industrials (1.1%):
Apar Industries Ltd. ..................................................... 5,903 646
CMS Info Systems Ltd. .................................................. 88,960 583
Elecon Engineering Co. Ltd. (a) ............................................. 91,352 677
Electrosteel Castings Ltd. ................................................. 336,557 860
HG Infra Engineering Ltd. ................................................ 19,345 361
J Kumar Infraprojects Ltd. (a) .............................................. 33,328 338
NCC Ltd. ............................................................ 230,074 876
Quess Corp. Ltd. (c) ..................................................... 60,217 563
Voltamp Transformers Ltd. ................................................ 4,960 835
5,739
Information Technology (1.5%):
Infosys Ltd. , ADR (d) .................................................... 252,485 5,878
KPIT Technologies Ltd. .................................................. 78,749 1,707
Zensar Technologies Ltd. ................................................. 41,570 380
7,965
Materials (2.4%):
Dhanuka Agritech Ltd. ................................................... 12,982 282
Jindal Stainless Ltd. ..................................................... 57,273 542
JK Paper Ltd. .......................................................... 109,329 598

Victory Portfolios III
Victory Emerging Markets Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Maharashtra Seamless Ltd. ................................................ 93,362 $ 748
MOIL Ltd. ............................................................ 106,679 509
PCBL Ltd. ............................................................ 161,843 945
Ratnamani Metals & Tubes Ltd. ............................................ 16,151 710
Shree Digvijay Cement Co. Ltd. ............................................ 504,912 605
Supreme Industries Ltd. .................................................. 5,379 339
Surya Roshni Ltd. ...................................................... 86,457 697
UltraTech Cement Ltd. ................................................... 23,537 3,174
UPL Ltd. ............................................................. 204,897 1,461
Vedanta Ltd. .......................................................... 198,404 1,107
Welspun Corp. Ltd. ..................................................... 139,239 1,179
12,896
Real Estate (0.4%):
Oberoi Realty Ltd. ...................................................... 89,259 1,887
Utilities (0.6%):
CESC Ltd. ............................................................ 241,998 561
Mahanagar Gas Ltd. ..................................................... 19,944 427
Power Grid Corp. of India Ltd. ............................................. 484,605 1,952
VA Tech Wabag Ltd. (a) ................................................... 27,867 423
3,363
86,997
Indonesia (3.0%):
Communication Services (0.4%):
PT Telkom Indonesia Persero Tbk , ADR ...................................... 116,745 2,288
Consumer Discretionary (0.1%):
PT Aspirasi Hidup Indonesia Tbk ........................................... 7,713,300 356
Consumer Staples (0.2%):
PT Sumber Alfaria Trijaya Tbk ............................................. 4,300,000 808
Energy (0.0%):(b)
PT AKR Corporindo Tbk ................................................. 2,379,900 230
Financials (2.1%):
PT Bank Mandiri Persero Tbk .............................................. 12,296,980 5,684
PT Bank Rakyat Indonesia Persero Tbk ....................................... 16,112,146 5,367
11,051
Materials (0.1%):
PT Adaro Minerals Indonesia Tbk (a) ......................................... 7,620,800 634
Real Estate (0.0%):(b)
PT Bumi Serpong Damai Tbk (a) ............................................ 2,868,900 239
Utilities (0.1%):
PT Perusahaan Gas Negara Tbk ............................................. 3,167,500 316
15,922
Ireland (0.7%):
Consumer Discretionary (0.7%):
PDD Holdings, Inc. , ADR (a) ............................................... 39,354 3,782
Jordan (0.2%):
Health Care (0.2%):
Hikma Pharmaceuticals PLC ............................................... 42,999 1,124
Luxembourg (0.7%):
Materials (0.7%):
Ternium SA , ADR ...................................................... 108,686 3,660

Victory Portfolios III
Victory Emerging Markets Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd. (a) ..................................................... 664,400 $ 1,204
Malaysia (0.6%):
Consumer Discretionary (0.1%):
Bermaz Auto Bhd ....................................................... 1,200,300 695
Health Care (0.1%):
KPJ Healthcare Bhd ..................................................... 961,300 428
Industrials (0.1%):
My EG Services Bhd .................................................... 2,007,800 416
Materials (0.1%):
Malayan Cement Bhd .................................................... 454,500 572
Real Estate (0.1%):
Eco World Development Group Bhd ......................................... 1,539,900 554
Utilities (0.1%):
Mega First Corp. Bhd .................................................... 350,300 357
3,022
Mexico (3.5%):
Communication Services (0.4%):
America Movil SAB de CV , ADR ........................................... 138,606 2,295
Consumer Staples (0.7%):
Gruma SAB de CV , Class B ............................................... 55,692 1,022
Grupo Comercial Chedraui SA de CV ........................................ 50,152 380
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 1,462,281 2,391
3,793
Energy (0.1%):
Vista Energy SAB de CV , ADR (a) ........................................... 10,994 573
Financials (1.4%):
Banco del Bajio SA (c) ................................................... 89,626 224
Grupo Financiero Banorte SAB de CV , Class O ................................. 842,121 5,826
Qualitas Controladora SAB de CV ........................................... 73,261 588
Regional SAB de CV .................................................... 147,207 933
7,571
Health Care (0.1%):
Genomma Lab Internacional SAB de CV , Class B ................................ 307,944 297
Materials (0.6%):
Cemex SAB de CV , ADR ................................................. 235,443 1,443
GCC SAB de CV ....................................................... 42,066 322
Grupo Mexico SAB de CV , Class B .......................................... 268,481 1,374
3,139
Real Estate (0.2%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 293,088 804
FIBRA Macquarie Mexico (c) .............................................. 192,632 304
1,108
18,776
Netherlands (0.2%):
Real Estate (0.2%):
NEPI Rockcastle NV .................................................... 141,775 1,157

Victory Portfolios III
Victory Emerging Markets Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Panama (0.3%):
Industrials (0.3%):
Copa Holdings SA , Class A ................................................ 17,828 $ 1,612
Philippines (0.0%):(b)
Financials (0.0%):(b)
Security Bank Corp. ..................................................... 172,350 184
Poland (0.9%):
Consumer Discretionary (0.2%):
LPP SA .............................................................. 339 1,290
Financials (0.7%):
KRUK SA ............................................................ 3,822 439
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 214,050 3,207
3,646
4,936
Portugal (0.3%):
Energy (0.3%):
Galp Energia SGPS SA ................................................... 77,081 1,601
Russian Federation (0.0%):(b)
Communication Services (0.0%):(b)
Mobile TeleSystems PJSC , ADR (a) (e) (f) ...................................... 253,826 14
Energy (0.0%):(b)
Gazprom PJSC (a) (e) (f) ................................................... 1,087,480 29
Rosneft Oil Co. PJSC , GDR (a) (e) (f) ......................................... 457,159 —
29
Financials (0.0%):(b)
Moscow Exchange MICEX-RTS PJSC (a) (e) (f) .................................. 196,760 2
Sberbank of Russia PJSC (a) (e) (f) ........................................... 687,954 —
Sberbank of Russia PJSC , ADR (a) (e) (f) ....................................... 329,652 —
2
45
Saudi Arabia (1.9%):
Communication Services (0.6%):
Saudi Telecom Co. ...................................................... 261,100 2,993
Consumer Discretionary (0.3%):
Leejam Sports Co. JSC ................................................... 6,788 392
United Electronics Co. ................................................... 43,718 1,062
1,454
Energy (0.0%):(b)
Aldrees Petroleum and Transport Services Co. .................................. 9,179 302
Financials (0.7%):
Alinma Bank .......................................................... 259,901 2,167
Saudi Awwal Bank ...................................................... 184,321 1,716
3,883
Industrials (0.3%):
Riyadh Cables Group Co. ................................................. 53,217 1,583
10,215
South Africa (2.2%):
Consumer Discretionary (0.3%):
The Foschini Group Ltd. .................................................. 158,341 1,285
Truworths International Ltd. ............................................... 83,838 456
1,741

Victory Portfolios III
Victory Emerging Markets Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Energy (0.1%):
Exxaro Resources Ltd. ................................................... 19,184 $ 172
Financials (1.0%):
Nedbank Group Ltd. ..................................................... 147,738 2,447
Standard Bank Group Ltd. ................................................ 222,327 2,987
5,434
Health Care (0.2%):
Life Healthcare Group Holdings Ltd. ......................................... 1,403,470 1,129
Industrials (0.4%):
The Bidvest Group Ltd. .................................................. 122,380 1,992
Materials (0.2%):
African Rainbow Minerals Ltd. ............................................. 27,042 265
Pan African Resources PLC ............................................... 2,060,122 840
1,105
11,573
South Korea (13.0%):
Communication Services (0.0%):(b)
SOOP Co. Ltd. ......................................................... 2,729 210
Consumer Discretionary (0.5%):
Hyundai Mobis Co. Ltd. .................................................. 9,569 1,562
Kia Corp. ............................................................ 16,604 1,319
2,881
Consumer Staples (0.1%):
Kolmar Korea Co. Ltd. ................................................... 5,660 276
NongShim Co. Ltd. ..................................................... 1,007 291
567
Financials (1.9%):
DB Insurance Co. Ltd. ................................................... 14,771 1,286
JB Financial Group Co. Ltd. ............................................... 108,469 1,150
KIWOOM Securities Co. Ltd. .............................................. 26,402 2,676
Samsung Securities Co. Ltd. ............................................... 54,523 1,932
Shinhan Financial Group Co. Ltd. ........................................... 75,342 3,190
10,234
Health Care (0.5%):
Classys, Inc. .......................................................... 29,258 1,104
Dentium Co. Ltd. ....................................................... 1,207 72
Hanmi Pharm Co. Ltd. ................................................... 1,032 244
PharmaResearch Co. Ltd. ................................................. 2,077 271
T&L Co. Ltd. .......................................................... 14,591 765
2,456
Industrials (2.2%):
Doosan Bobcat, Inc. ..................................................... 17,565 524
GS Holdings Corp. ...................................................... 20,425 691
Hanwha Aerospace Co. Ltd. ............................................... 9,086 1,977
HD Hyundai Electric Co. Ltd. .............................................. 8,991 2,059
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a) ........................ 8,868 1,273
Hyundai Glovis Co. Ltd. .................................................. 3,440 289
Hyundai Rotem Co. Ltd. .................................................. 31,337 1,268
Samsung C&T Corp. .................................................... 14,165 1,568
Samsung E&A Co. Ltd. (a) ................................................ 99,498 1,895
11,544
Information Technology (7.3%):
Douzone Bizon Co. Ltd. .................................................. 8,430 380
Innox Advanced Materials Co. Ltd. .......................................... 37,966 828

Victory Portfolios III
Victory Emerging Markets Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
LEENO Industrial, Inc. ................................................... 1,835 $ 269
LG Innotek Co. Ltd. ..................................................... 9,124 1,904
PSK, Inc. ............................................................. 11,627 225
Samsung Electronics Co. Ltd. .............................................. 409,924 22,771
SK Hynix, Inc. ......................................................... 93,858 12,302
SOLUM Co. Ltd. (a) ..................................................... 13,262 188
38,867
Materials (0.5%):
Dongsung Finetec Co. Ltd. ................................................ 70,101 636
Hyosung TNC Corp. ..................................................... 1,460 325
LOTTE Fine Chemical Co. Ltd. ............................................ 7,996 292
OCI Holdings Co. Ltd. ................................................... 2,716 145
Poongsan Corp. ........................................................ 12,997 627
Wonik Materials Co. Ltd. ................................................. 25,925 559
2,584
69,343
Taiwan (18.2%):
Communication Services (0.1%):
International Games System Co. Ltd. ......................................... 22,000 537
Consumer Discretionary (0.8%):
Eurocharm Holdings Co. Ltd. .............................................. 164,000 1,034
Lion Travel Service Co. Ltd. ............................................... 68,000 291
Makalot Industrial Co. Ltd. ................................................ 120,000 1,445
Tong Yang Industry Co. Ltd. ............................................... 472,000 1,415
4,185
Health Care (0.3%):
Bora Pharmaceuticals Co. Ltd. ............................................. 43,000 1,004
Lotus Pharmaceutical Co. Ltd. ............................................. 31,000 279
Pegavision Corp. ....................................................... 19,000 259
1,542
Industrials (0.9%):
Airtac International Group ................................................ 87,344 2,363
Bizlink Holding, Inc. .................................................... 38,000 541
Fortune Electric Co. Ltd. ................................................. 68,800 1,438
Kaori Heat Treatment Co. Ltd. ............................................. 27,000 315
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 117,000 353
5,010
Information Technology (15.6%):
ASE Technology Holding Co. Ltd. , ADR ...................................... 345,164 3,448
ASE Technology Holding Co. Ltd. ........................................... 627,000 3,009
ASPEED Technology, Inc. ................................................ 3,000 463
AURAS Technology Co. Ltd. .............................................. 14,000 270
Chicony Electronics Co. Ltd. .............................................. 58,000 294
Chroma ATE, Inc. ...................................................... 218,000 2,226
Compeq Manufacturing Co. Ltd. ............................................ 897,000 2,303
Elite Material Co. Ltd. ................................................... 119,000 1,737
Genius Electronic Optical Co. Ltd. .......................................... 26,000 460
Getac Holdings Corp. .................................................... 171,000 605
Gold Circuit Electronics Ltd. ............................................... 164,100 1,085
King Yuan Electronics Co. Ltd. ............................................. 529,000 2,010
Lotes Co. Ltd. ......................................................... 36,000 1,726
MediaTek, Inc. ......................................................... 192,000 7,454
Novatek Microelectronics Corp. ............................................ 102,000 1,723
Phison Electronics Corp. .................................................. 21,000 351
Powertech Technology, Inc. ................................................ 66,000 301
Radiant Opto-Electronics Corp. ............................................. 83,000 513
Sercomm Corp. ........................................................ 91,000 317
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,674,000 49,567

Victory Portfolios III
Victory Emerging Markets Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Tripod Technology Corp. ................................................. 46,000 $ 298
Wiwynn Corp. ......................................................... 18,000 1,074
Yageo Corp. ........................................................... 114,701 2,361
83,595
Materials (0.5%):
Allied Supreme Corp. .................................................... 34,000 406
Taiwan Hon Chuan Enterprise Co. Ltd. ....................................... 257,000 1,293
Tung Ho Steel Enterprise Corp. ............................................. 396,000 968
2,667
97,536
Thailand (1.8%):
Consumer Staples (0.6%):
CP ALL PCL, NVDR .................................................... 1,338,300 2,386
Ichitan Group PCL-NVDR ................................................ 2,249,800 1,010
3,396
Energy (0.7%):
PTT Exploration & Production PCL , Class F ................................... 277,600 1,161
PTT Exploration & Production PCL, NVDR ................................... 508,400 2,127
Thai Oil PCL-NVDR .................................................... 171,900 269
3,557
Health Care (0.4%):
Bangkok Dusit Medical Services PCL, NVDR .................................. 2,289,100 1,873
Mega Lifesciences PCL-NVDR ............................................. 234,600 262
2,135
Materials (0.1%):
TOA Paint Thailand PCL-NVDR ............................................ 704,100 374
Real Estate (0.0%):(b)
Sansiri PCL-NVDR ..................................................... 5,022,700 254
9,716
Turkey (1.3%):
Consumer Discretionary (0.2%):
Mavi Giyim Sanayi Ve Ticaret A/S , Class B (c) .................................. 265,102 824
Consumer Staples (0.5%):
BIM Birlesik Magazalar A/S ............................................... 133,937 2,122
Coca-Cola Icecek A/S .................................................... 282,537 505
2,627
Financials (0.3%):
Turkiye Sigorta A/S ..................................................... 1,649,562 610
Yapi ve Kredi Bankasi A/S ................................................ 1,367,101 1,253
1,863
Health Care (0.1%):
MLP Saglik Hizmetleri A/S (a) (c) ............................................ 56,388 545
Industrials (0.2%):
Pegasus Hava Tasimaciligi A/S (a) ........................................... 162,442 1,083
6,942
United Arab Emirates (1.1%):
Financials (0.6%):
Dubai Islamic Bank PJSC ................................................. 559,812 941
Emirates NBD Bank PJSC ................................................ 450,192 2,416
3,357

Victory Portfolios III
Victory Emerging Markets Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 4,261
Mobile TeleSystems PJSC , ADR .................................
4/4/2016
2,117
Moscow Exchange MICEX-RTS PJSC ............................
5/4/2020
331
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
2,920
Sberbank of Russia PJSC ......................................
3/2/2015
800
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
4,362
Security Description Shares
Value
(000)
Industrials (0.1%):
Air Arabia PJSC (a) ...................................................... 673,156 $ 495
Real Estate (0.4%):
Emaar Development PJSC ................................................ 245,554 563
Emaar Properties PJSC ................................................... 741,136 1,704
2,267
6,119
United Kingdom (0.5%):
Consumer Staples (0.5%):
Unilever PLC ......................................................... 40,380 2,609
United States (0.5%):
Consumer Discretionary (0.5%):
Samsonite International SA (c) .............................................. 328,800 830
SharkNinja, Inc. ........................................................ 18,377 1,761
2,591
Uruguay (0.6%):
Consumer Discretionary (0.6%):
MercadoLibre, Inc. (a) .................................................... 1,540 3,175
Total Common Stocks (Cost $418,786) 525,148
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI Emerging Markets Small-Cap ETF ................................ 5,783 358
Total Exchange-Traded Funds (Cost $349) 358
Collateral for Securities Loaned (1.1%)^
United States (1.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .18% (g) ........ 1,484,138 1,484
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .20% (g) ............ 1,484,138 1,485
Invesco Government & Agency Portfolio, Institutional Shares , 5 .18% (g) ............... 1,484,138 1,484
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .19% (g) . 1,484,138 1,484
Total Collateral for Securities Loaned (Cost $5,937) 5,937
Total Investments (Cost $425,072) — 99.3% 531,443
Other assets in excess of liabilities — 0.7% 3,948
NET ASSETS - 100.00% $ 535,391
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2024, the fair value of these securities was
$10,617 (thousands) and amounted to 2.0% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of August 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at August 31, 2024 (amounts in thousands):
(g) Rate disclosed is the daily yield on August 31, 2024.

Victory Portfolios III
Victory Emerging Markets Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statement of Assets and Liabilities
August 31, 2024
14
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Emerging
Markets Fund
Assets:
Investments, at value (Cost $425,072) $ 531,443 (a)
Foreign currency, at value (Cost $2,435) 2,475
Cash 10,226
Receivables:
Interest and dividends 1,131
Capital shares issued 17
Investments sold 3,065
From Adviser 45
Reclaims 73
Prepaid expenses 28
Total Assets 548,503
Liabilities:
Payables:
Collateral received on loaned securities 5,937
Investments purchased 2,990
Capital shares redeemed 89
Accrued foreign capital gains taxes 3,271
Accrued expenses and other payables:
Investment advisory fees 471
Administration fees 56
Custodian fees 113
Transfer agent fees 74
Compliance fees — (b)
Trustees' fees 1
Other accrued expenses 110
Total Liabilities 13,112
Commitments and contingencies (Note 5 )
Net Assets:
Capital 439,791
Total accumulated earnings (loss) 95,600
Net Assets $ 535,391
Net Assets:
Fund Shares $ 250,949
Institutional Shares 284,442
Total $ 535,391
Shares (unlimited number of shares authorized with no par value):
Fund Shares 11,649
Institutional Shares 13,227
Total 24,876
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 21 .54
Institutional Shares 21 .50
(a) Includes $5,819 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
15
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Emerging
Markets Fund
Investment Income:
Dividends $ 13,065
Interest 188
Securities lending (net of fees) 20
Foreign tax withholding (1,346)
Total Income 11,927
Expenses:
Investment advisory fees 2,821
Administration fees — Fund Shares 191
Administration fees — Institutional Shares 142
Sub-Administration fees 28
Custodian fees 231
Transfer agent fees — Fund Shares 262
Transfer agent fees — Institutional Shares 142
Trustees' fees 23
Compliance fees 2
Legal and audit fees 48
State registration and filing fees 24
Interfund lending fees 1
Line of credit fees 1
Other expenses 71
Total Expenses 3,987
Expenses waived/reimbursed by Adviser (142)
Net Expenses 3,845
Net Investment Income (Loss) 8,082
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 32,678
Foreign taxes on realized gains (1,437)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (3,695)
Net change in accrued foreign taxes on unrealized gains 463
Net realized/unrealized gains (losses) on investments 28,009
Change in net assets resulting from operations $ 36,091

16
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Emerging Markets Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 8,082 $ 10,519
Net realized gains (losses) 31,241 2,188
Net change in unrealized appreciation/depreciation (3,232) 68,186
Change in net assets resulting from operations 36,091 80,893
Distributions to Shareholders:
Fund Shares — (4,426)
Institutional Shares — (8,059)
Change in net assets resulting from distributions to shareholders — (12,485)
Change in net assets resulting from capital transactions (20,670) (158,736)
Change in net assets 15,421 (90,328)
Net Assets:
Beginning of period 519,970 610,298
End of period $ 535,391 $ 519,970

17
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Emerging Markets Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 6,591 $ 12,813
Distributions reinvested — 4,363
Cost of shares redeemed (17,760) (35,682)
Total Fund Shares $ (11,169) $ (18,506)
Institutional Shares
Proceeds from shares issued $ 5,923 $ 28,082
Distributions reinvested — 8,053
Cost of shares redeemed (15,424) (176,365)
Total Institutional Shares $ (9,501) $ (140,230)
Change in net assets resulting from capital transactions $ (20,670) $ (158,736)
Share Transactions:
Fund Shares
Issued 313 676
Reinvested — 226
Redeemed (842) (1,882)
Total Fund Shares (529) (980)
Institutional Shares
Issued 287 1,472
Reinvested — 418
Redeemed (730) (9,368)
Total Institutional Shares (443) (7,478)
Change in Shares (972) (8,458)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Emerging Markets Fund
Fund Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $20.15 $17.82 $20.00 $24.66 $16.16 $17.14 $18.84
Investment Activities:
Net investment income (loss) 0.31(b) 0.30(b) 0.34(b) 0.30(b) 0.16(b) 0.25(b) 0.17
Net realized and unrealized gains
(losses) 1.08 2.39 (2.22) (4.81) 8.57 (1.17) (1.67)
Total from Investment
Activities 1.39 2.69 (1.88) (4.51) 8.73 (0.92) (1.50)
Distributions to Shareholders from:
Net investment income — (0.36) (0.30) (0.15) (0.23) (0.06) (0.20)
Total Distributions — (0.36) (0.30) (0.15) (0.23) (0.06) (0.20)
Net Asset Value, End of Period $21.54 $20.15 $17.82 $20.00 $24.66 $16.16 $17.14
Total Return(c)(d) 6.90% 15.18% (9.36)% (18.33)% 54.25% (5.41)% (7.86)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.52% 1.52% 1.48% 1.47% 1.45% 1.48% 1.48%(i)
Net Investment Income (Loss)(e) 2.91% 1.57% 2.53% 1.35% 0.77% 1.44% 1.02%
Gross Expenses(e)(h) 1.56% 1.59% 1.57% 1.47% 1.47% 1.54% 1.48%(i)
Supplemental Data:
Net Assets at end of period (000's) $250,949 $245,320 $234,472 $276,456 $372,624 $281,937 $340,465
Portfolio Turnover(c)(j) 41% 62% 45% 54% 73%(k) 124%(l) 68%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects a return to normal trading levels after a prior year transition.
(l) Reflects increased trading activity due to current year transition or asset allocation shift.

19
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Emerging Markets Fund
Institutional Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $20.09 $17.77 $19.97 $24.62 $16.14 $17.10 $18.79
Investment Activities:
Net investment income (loss) 0.33(b) 0.34(b) 0.35(b) 0.35(b) 0.20(b) 0.29(b) 0.18
Net realized and unrealized gains
(losses) 1.08 2.38 (2.21) (4.80) 8.55 (1.17) (1.62)
Total from Investment
Activities 1.41 2.72 (1.86) (4.45) 8.75 (0.88) (1.44)
Distributions to Shareholders from:
Net investment income — (0.40) (0.34) (0.20) (0.27) (0.08) (0.25)
Total Distributions — (0.40) (0.34) (0.20) (0.27) (0.08) (0.25)
Net Asset Value, End of Period $21.50 $20.09 $17.77 $19.97 $24.62 $16.14 $17.10
Total Return(c)(d) 7.07% 15.38% (9.26)% (18.15)% 54.46% (5.17)% (7.58)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.34% 1.32% 1.30% 1.28% 1.26% 1.29% 1.25%(i)
Net Investment Income (Loss)(e) 3.09% 1.82% 2.60% 1.59% 0.96% 1.67% 1.24%
Gross Expenses(e)(h) 1.41% 1.38% 1.37% 1.31% 1.29% 1.33% 1.25%(i)
Supplemental Data:
Net Assets at end of period (000's) $284,442 $274,650 $375,826 $398,909 $400,408 $327,156 $491,978
Portfolio Turnover(c)(j) 41% 62% 45% 54% 73%(k) 124%(l) 68%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects a return to normal trading levels after a prior year transition.
(l) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
20
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Emerging Markets Fund Emerging Markets Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
21
(Unaudited)
valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of August
31, 2024, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization
Level 1 Level 2 Level 3 Total
Emerging Markets Fund
Common Stocks ............................................... $ 102,374 $ 422,729 $ 45 $ 525,148
Exchange-Traded Funds ......................................... 358 — — 358
Collateral for Securities Loaned ................................... 5,937 — — 5,937
Total ....................................................... $ 108,669 $ 422,729 $ 45 $ 531,443

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
22
(Unaudited)
of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Emerging Markets Fund ............................................ $ 5,961(a) $ 159 $ 5,937
(a) Includes $142 thousand of securities on loan that were sold prior to August 31, 2024.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
23
(Unaudited)
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Emerging Markets Fund Index. The Lipper Emerging Markets Fund Index tracks the total return performance of the largest funds within the Lipper Emerging Markets Fund category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
Excluding U.S. Government
Securities
Purchases Sales
Emerging Markets Fund ..................................................................... $ 215,902 $ 231,419
Ownership %
Victory Cornerstone Conservative Fund 0.4
Victory Cornerstone Equity Fund 2.4
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
24
(Unaudited)
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Emerging Markets Fund Index over that period, even if the class has overall negative returns during the performance period.
For the six months ended August 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into an Investment Subadvisory Agreement with Lazard Asset Management LLC (“Lazard”), under which Lazard directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended August
31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
Emerging Markets Fund Fund Shares
Institutional
Shares
in thousands $ 54 $ 74
as annual % rate 0.04% 0.05%

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
25
(Unaudited)
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024.
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the six month period end.
Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing
In effect until June 30, 2025
Fund Shares Institutional Shares
Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.48% 1.29%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Emerging Markets Fund .................................... $ 78 $ 346 $ 379 $ 142 $ 945

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
26
(Unaudited)
in emerging markets include the risks of illiquidity, increased price volatility, smaller-market capitalizations, limited reliable access to capital, less government regulation (including limitations on the available rights and remedies), market manipulation concerns, less extensive and less frequent recordkeeping, accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, risks related to foreign investment structures, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for the Fund during the six months ended August 31, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended August 31, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
Amount
Outstanding at
August 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Emerging Markets Fund .................................... $ — $ 2,257 6.43% $ 3,400
Borrower or
Lender
Amount
Outstanding at
August 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Emerging Markets Fund ........................... Borrower $ — $ 1,077 5.86% $ 1,839

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
27
(Unaudited)
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
Emerging Markets Fund ................................................. $ (40,367) $ (6,642) $ (47,009)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
25559-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Global Equity Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
11
Notes to Financial Statements 12

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Global Equity Income Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.5%)
Australia (1.0%):
Consumer Discretionary (0.5%):
Wesfarmers Ltd. ........................................................ 7,053 $ 346
Industrials (0.5%):
Computershare Ltd. ..................................................... 14,995 288
634
Austria (0.8%):
Financials (0.8%):
Erste Group Bank AG .................................................... 9,609 526
Bermuda (0.4%):
Financials (0.4%):
Everest Group Ltd. ...................................................... 622 244
Canada (2.8%):
Energy (0.5%):
Canadian Natural Resources Ltd. ............................................ 8,062 292
Financials (2.3%):
Bank of Montreal ....................................................... 4,995 418
Canadian Imperial Bank of Commerce ........................................ 12,460 728
Manulife Financial Corp. ................................................. 13,095 362
1,508
1,800
France (2.3%):
Health Care (0.3%):
Sanofi SA ............................................................ 1,917 215
Industrials (2.0%):
Bureau Veritas SA ...................................................... 12,885 424
Cie de Saint-Gobain SA .................................................. 9,807 857
1,281
1,496
Germany (3.6%):
Consumer Discretionary (0.4%):
Mercedes-Benz Group AG ................................................ 3,647 251
Financials (1.1%):
Allianz SE , Registered Shares .............................................. 2,330 724
Industrials (0.6%):
Deutsche Post AG ...................................................... 8,637 375
Materials (0.8%):
Heidelberg Materials AG ................................................. 4,938 524
Utilities (0.7%):
E.ON SE ............................................................. 32,497 461
2,335
Italy (2.3%):
Financials (0.9%):
Banco BPM SpA ....................................................... 88,205 602
Industrials (0.8%):
Prysmian SpA ......................................................... 6,862 483

Victory Portfolios III
Victory Global Equity Income Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Utilities (0.6%):
Enel SpA ............................................................. 48,980 $ 372
1,457
Japan (4.7%):
Communication Services (0.6%):
Konami Group Corp. .................................................... 4,000 363
Consumer Discretionary (0.7%):
Isuzu Motors Ltd. ....................................................... 30,900 469
Information Technology (0.5%):
NEC Corp. ........................................................... 3,400 301
Materials (0.9%):
Nitto Denko Corp. ...................................................... 7,100 595
Utilities (2.0%):
Osaka Gas Co. Ltd. ..................................................... 23,600 583
The Kansai Electric Power Co., Inc. .......................................... 41,900 745
1,328
3,056
Netherlands (1.9%):
Communication Services (1.2%):
Koninklijke KPN NV .................................................... 193,252 789
Consumer Staples (0.7%):
Koninklijke Ahold Delhaize NV ............................................ 12,158 418
1,207
Portugal (0.8%):
Energy (0.8%):
Galp Energia SGPS SA ................................................... 26,697 555
Spain (2.4%):
Financials (1.4%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 63,221 672
Banco Santander SA ..................................................... 46,470 231
903
Utilities (1.0%):
Iberdrola SA .......................................................... 44,853 636
1,539
Sweden (0.7%):
Industrials (0.7%):
Volvo AB , Class B ...................................................... 17,389 462
Switzerland (6.9%):
Consumer Staples (0.9%):
Coca-Cola HBC AG ..................................................... 15,811 587
Financials (0.5%):
Partners Group Holding AG ............................................... 204 295
Health Care (2.7%):
Novartis AG , Registered Shares ............................................. 7,674 927
Roche Holding AG ...................................................... 2,321 786
1,713
Industrials (0.4%):
ABB Ltd. , Registered Shares ............................................... 4,234 244

Victory Portfolios III
Victory Global Equity Income Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.3%):
Logitech International SA , Class R .......................................... 2,314 $ 210
Materials (2.1%):
Givaudan SA , Registered Shares ............................................ 97 498
Glencore PLC ......................................................... 66,558 351
Holcim AG ........................................................... 5,391 523
1,372
4,421
United Kingdom (5.2%):
Consumer Staples (2.5%):
British American Tobacco PLC ............................................. 6,605 247
Imperial Brands PLC .................................................... 19,485 559
Tesco PLC ............................................................ 169,524 791
1,597
Financials (0.8%):
HSBC Holdings PLC .................................................... 60,142 528
Industrials (1.3%):
Intertek Group PLC ..................................................... 6,701 438
RELX PLC ........................................................... 8,725 407
845
Utilities (0.6%):
SSE PLC ............................................................. 15,348 382
3,352
United States (63.7%):
Communication Services (1.1%):
Omnicom Group, Inc. .................................................... 2,412 242
Verizon Communications, Inc. .............................................. 10,666 446
688
Consumer Discretionary (4.7%):
Best Buy Co., Inc. ...................................................... 6,292 632
D.R. Horton, Inc. ....................................................... 1,563 295
Lennar Corp. , Class A .................................................... 3,558 648
Lowe's Cos., Inc. ....................................................... 1,615 401
PulteGroup, Inc. ........................................................ 2,087 275
The Home Depot, Inc. ................................................... 2,067 761
3,012
Consumer Staples (5.9%):
Altria Group, Inc. ....................................................... 20,515 1,103
Colgate-Palmolive Co. ................................................... 9,218 982
Philip Morris International, Inc. ............................................. 5,425 669
Target Corp. .......................................................... 3,740 574
The Kroger Co. ........................................................ 9,112 485
3,813
Energy (3.1%):
Devon Energy Corp. ..................................................... 7,326 328
EOG Resources, Inc. .................................................... 3,250 419
Marathon Petroleum Corp. ................................................ 3,131 554
Phillips 66 Co. ......................................................... 1,639 230
Valero Energy Corp. ..................................................... 3,030 445
1,976
Financials (13.0%):
Ally Financial, Inc. ...................................................... 15,857 685
American Express Co. ................................................... 2,246 581
American Financial Group, Inc. ............................................. 6,148 822
American International Group, Inc. .......................................... 6,163 475

Victory Portfolios III
Victory Global Equity Income Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Ameriprise Financial, Inc. ................................................. 1,444 $ 649
Capital One Financial Corp. ............................................... 2,003 294
Fidelity National Financial, Inc. ............................................ 12,199 719
JPMorgan Chase & Co. .................................................. 4,409 991
Prudential Financial, Inc. ................................................. 4,036 489
Synchrony Financial ..................................................... 15,578 783
T. Rowe Price Group, Inc. ................................................. 2,786 295
The Bank of New York Mellon Corp. ......................................... 5,230 357
The Goldman Sachs Group, Inc. ............................................ 873 445
The Western Union Co. ................................................... 18,329 224
W.R. Berkley Corp. ..................................................... 9,967 595
8,404
Health Care (7.0%):
AbbVie, Inc. .......................................................... 5,077 997
Bristol-Myers Squibb Co. ................................................. 13,185 659
Cardinal Health, Inc. .................................................... 3,592 405
Elevance Health, Inc. .................................................... 654 364
Gilead Sciences, Inc. .................................................... 6,873 543
Johnson & Johnson ..................................................... 2,472 410
Merck & Co., Inc. ...................................................... 4,242 502
The Cigna Group ....................................................... 1,720 622
4,502
Industrials (7.6%):
3M Co. .............................................................. 3,685 496
Carlisle Cos., Inc. ....................................................... 1,068 453
Caterpillar, Inc. ........................................................ 1,132 403
Cummins, Inc. ......................................................... 1,609 503
Expeditors International of Washington, Inc. .................................... 2,116 261
Lockheed Martin Corp. ................................................... 947 538
Masco Corp. .......................................................... 8,035 639
Owens Corning ........................................................ 3,173 536
PACCAR, Inc. ......................................................... 4,273 411
United Parcel Service, Inc. , Class B .......................................... 2,373 305
W.W. Grainger, Inc. ..................................................... 360 355
4,900
Information Technology (14.6%):
Apple, Inc. ........................................................... 7,362 1,686
Applied Materials, Inc. ................................................... 2,789 550
Cisco Systems, Inc. ..................................................... 18,658 943
Cognizant Technology Solutions Corp. , Class A ................................. 7,136 555
Hewlett Packard Enterprise Co. ............................................. 18,564 360
HP, Inc. .............................................................. 8,936 323
KLA Corp. ........................................................... 471 386
Lam Research Corp. ..................................................... 494 406
Microsoft Corp. ........................................................ 3,489 1,455
NetApp, Inc. .......................................................... 3,003 362
NVIDIA Corp. ......................................................... 3,230 386
QUALCOMM, Inc. ..................................................... 5,965 1,046
Seagate Technology Holdings PLC .......................................... 2,836 282
TE Connectivity Ltd. .................................................... 4,113 632
9,372
Materials (5.5%):
Avery Dennison Corp. ................................................... 1,149 255
CF Industries Holdings, Inc. ............................................... 7,263 603
LyondellBasell Industries NV , Class A ........................................ 5,363 529
Packaging Corp. of America ............................................... 3,540 742
Reliance, Inc. .......................................................... 1,817 521
Steel Dynamics, Inc. ..................................................... 4,969 594

Victory Portfolios III
Victory Global Equity Income Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
The Sherwin-Williams Co. ................................................ 747 $ 276
3,520
Utilities (1.2%):
Duke Energy Corp. ...................................................... 4,716 537
OGE Energy Corp. ...................................................... 6,617 262
799
40,986
Total Common Stocks (Cost $52,325) 64,070
Total Investments (Cost $52,325) — 99.5% 64,070
Other assets in excess of liabilities — 0.5% 305
NET ASSETS - 100.00% $ 64,375
PLC
—
Public Limited Company

Statement of Assets and Liabilities
August 31, 2024
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Global
Equity Income
Fund
Assets:
Investments, at value (Cost $52,325) $ 64,070
Foreign currency, at value (Cost $10,352) 10,352
Cash 368
Receivables:
Interest and dividends 102
Capital shares issued — (a)
Investments sold 7,138
From Adviser 14
Reclaims 159
Prepaid expenses 13
Total Assets 82,216
Liabilities:
Payables:
Investments purchased 10,309
Capital shares redeemed 47
Accrued expenses and other payables:
Investment advisory fees 28
Administration fees 8
Custodian fees 1
Transfer agent fees 7
Compliance fees — (a)
Trustees' fees 1
To custodian on line of credit 7,400
Other accrued expenses 40
Total Liabilities 17,841
Commitments and contingencies (Note 4 )
Net Assets:
Capital 40,971
Total accumulated earnings (loss) 23,404
Net Assets $ 64,375
Net Assets:
Fund Shares $ 64,375
Total $ 64,375
Shares (unlimited number of shares authorized with no par value):
Fund Shares 4,803
Total 4,803
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 13 .40
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Global
Equity Income
Fund
Investment Income:
Dividends $ 980
Interest 3
Securities lending (net of fees) 2
Foreign tax withholding (56)
Total Income 929
Expenses:
Investment advisory fees 168
Administration fees — Fund Shares 47
Sub-Administration fees 12
Custodian fees 11
Transfer agent fees — Fund Shares 41
Trustees' fees 23
Compliance fees — (a)
Legal and audit fees 36
State registration and filing fees 13
Other expenses 18
Total Expenses 369
Expenses waived/reimbursed by Adviser (44)
Net Expenses 325
Net Investment Income (Loss) 604
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 7,426
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (1,659)
Net realized/unrealized gains (losses) on investments 5,767
Change in net assets resulting from operations $ 6,371
(a) Rounds to less than $1 thousand.

9
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Global Equity Income Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 604 $ 1,125
Net realized gains (losses) 7,426 4,649
Net change in unrealized appreciation/depreciation (1,659) 4,285
Change in net assets resulting from operations 6,371 10,059
Distributions to Shareholders:
Fund Shares (596) (1,821)
Change in net assets resulting from distributions to shareholders (596) (1,821)
Change in net assets resulting from capital transactions (2,566) (3,463)
Change in net assets 3,209 4,775
Net Assets:
Beginning of period 61,166 56,391
End of period $ 64,375 $ 61,166

10
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Global Equity Income Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 1,793 $ 3,607
Distributions reinvested 591 1,808
Cost of shares redeemed (4,950) (8,878)
Total Fund Shares $ (2,566) $ (3,463)
Change in net assets resulting from capital transactions $ (2,566) $ (3,463)
Share Transactions:
Fund Shares
Issued 142 325
Reinvested 47 162
Redeemed (391) (805)
Total Fund Shares (202) (318)
Change in Shares (202) (318)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory Global Equity Income Fund
Fund Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $12.22 $10.59 $12.35 $12.03 $8.42 $10.51 $10.88
Investment Activities:
Net investment income (loss) 0.12(b) 0.22(b) 0.19(b) 0.21(b) 0.17(b) 0.24(b) 0.27
Net realized and unrealized gains
(losses) 1.18 1.77 (1.04) 1.27 3.61 (1.57) 0.06
Total from Investment
Activities 1.30 1.99 (0.85) 1.48 3.78 (1.33) 0.33
Distributions to Shareholders from:
Net investment income (0.12) (0.25) (0.19) (0.23) (0.17) (0.22) (0.27)
Net realized gains — (0.11) (0.72) (0.93) — (0.54) (0.43)
Total Distributions (0.12) (0.36) (0.91) (1.16) (0.17) (0.76) (0.70)
Net Asset Value, End of Period $13.40 $12.22 $10.59 $12.35 $12.03 $8.42 $10.51
Total Return(c)(d) 10.71% 19.11% (6.86)% 12.28% 45.23% (14.02)% 3.43%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.04%(i) 1.02% 1.05% 1.04% 1.03% 1.00% 1.03%
Net Investment Income (Loss)(e) 1.93% 1.97% 1.84% 1.63% 1.65% 2.30% 2.56%
Gross Expenses(e)(h) 1.18% 1.19% 1.26% 1.15% 1.18% 1.14% 1.10%
Supplemental Data:
Net Assets at end of period (000's) $64,375 $61,166 $56,391 $64,374 $69,690 $60,491 $75,086
Portfolio Turnover(c) 45% 43% 28% 31% 46%(j) 109%(k) 15%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Includes impact of Line of credit fees. With these Line of credit fees, the net expense ratio would have been at the contractual expense cap.
(j) Reflects a return to normal trading levels after a prior year transition or asset allocation shift.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
12
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
Fund (Legal Name) Fund (Short Name)
Victory Global Equity Income Fund Global Equity Income Fund

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
13
(Unaudited)
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of August 31, 2024, the Fund did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Level 1 Level 2 Level 3 Total
Global Equity Income Fund
Common Stocks ............................................... $ 43,029 $ 21,041 $ — $ 64,070
Total ....................................................... $ 43,029 $ 21,041 $ — $ 64,070

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
14
(Unaudited)
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for the Fund is accrued daily and calculated monthly by comparing the Fund's performance to that of the Lipper
Global Equity Income Funds Index. The Lipper Global Equity Income Funds Index tracks the total return performance of the largest funds within the Lipper Global Equity Income Funds category.
The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the Fund and its relevant Lipper index, rounded to the nearest basis point.
The annual performance adjustment rate is multiplied by the average daily net assets over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.
Excluding U.S. Government
Securities
Purchases Sales
Global Equity Income Fund .................................................................. $ 28,171 $ 30,671
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
15
(Unaudited)
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for the Fund is accrued daily and calculated monthly by comparing the Fund's performance to that of the Lipper
Global Equity Income Funds Index. The Lipper Global Equity Income Funds Index tracks the total return performance of the largest funds within the Lipper Global Equity Income Funds category.
The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the Fund and its relevant Lipper index, rounded to the nearest basis point.
The annual performance adjustment rate is multiplied by the average daily net assets over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.
Excluding U.S. Government
Securities
Purchases Sales
Global Equity Income Fund .................................................................. $ 28,171 $ 30,671
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Under the performance fee arrangement, the Fund pays a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Equity Income Funds Index over that period, even if the Fund has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2024, the expense limit (excluding voluntary waivers) was:
Global Equity Income Fund Fund Shares
in thousands $ 12
as annual % rate 0.04%

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
16
(Unaudited)
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024.
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk —  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
In effect until June 30, 2025
Global Equity Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Global Equity Income Fund ................................. $ 42 $ 110 $ 94 $ 44 $ 290

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
17
(Unaudited)
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended February 29, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
Amount
Outstanding at
August 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Global Equity Income Fund ................................. $ 7,400 $ 7,400 6.35% $ 7,400

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
98352-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Government Securities Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
11
Notes to Financial Statements 14

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Government Securities Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (1.9%)
ABS Other (1.0%):
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3, 3.03%, 10/15/25 . $ 716 $ 714
Consumers 2014 Securitization Funding LLC, Series 2014-A, Class A3, 3.53%, 5/1/29 ..... 3,450 3,380
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35 ....................... 4,000 3,857
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35 ..... 3,505 3,064
11,015
Agency ABS Other (0.9%):
Nelnet Student Loan Trust ................................................
Series 2006-3, Class B, 5.87% (SOFR90A+51bps), 6/25/41, Callable 9/25/24 @ 100(a) 1,214 1,072
Series 2015-3A, Class A2, 6.06% (SOFR30A+71bps), 2/27/51, Callable 1/25/31 @
100(a)(b) ......................................................... 1,119 1,116
Series 2019-5, Class A, 2.53%, 10/25/67, Callable 2/25/33 @ 100(b) .............. 3,906 3,613
SLM Student Loan Trust ..................................................
Series 2006-4, Class B, 5.82% (SOFR90A+46bps), 1/25/70 , Callable 10/25/31 @ 100(a) 2,164 2,052
Series 2013-6, Class A3, 6.11% (SOFR30A+76bps), 6/26/28, Callable 3/25/31 @ 100(a) 1,668 1,651
9,504
Total Asset-Backed Securities (Cost $21,260)
a
a
a
20,519
Collateralized Mortgage Obligations (15.8%)
Agency CMO Floating (0.2%):
Federal Home Loan Mortgage Corporation .....................................
Series 3134, Class FA, 5.77% (SOFR30A+41bps), 3/15/36(a) ................... 290 287
Series 4023, Class PF, 6.02% (SOFR30A+66bps), 10/15/41(a) ................... 276 275
Federal National Mortgage Association .......................................
Series 2005-29, Class FY, 5.76% (SOFR30A+41bps), 4/25/35(a) ................. 507 503
Series 2007-84, Class F, 5.76% (SOFR30A+41bps), 8/25/37(a) .................. 337 333
1,398
Agency CMO Other (3.4%):
Federal Home Loan Mortgage Corporation .....................................
Series 4623, Class H, 2.50%, 11/15/44 .................................... 1,036 951
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 3,484 3,516
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 3,000 2,957
Federal National Mortgage Association .......................................
Series 2012-100, Class BA, 1.50%, 9/25/27 ................................ 139 134
Series 2012-102, Class GA, 1.38%, 9/25/27 ................................ 231 221
Series 2012-103, Class HB , 1.50%, 9/25/27 ................................ 160 153
Series 2012-107, Class GC, 1.50%, 10/25/27 ............................... 218 209
Series 2012-73, Class DC, 1.50%, 7/25/27 ................................. 388 373
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 1,186 1,192
Government National Mortgage Association ....................................
Series 2022-207, Class NA, 3.00%, 1/20/52 ................................ 2,607 2,329
Series 2022-68, Class WQ, 3.62%, 5/20/50(c) .............................. 4,028 3,878
Series 2022-90, Class QU, 4.00%, 11/20/49 ................................ 5,396 5,169
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 3,748 3,789
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 1,803 1,816
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 1,909 1,905
Series 2023-149, Class D, 5.50%, 9/20/47 ................................. 1,771 1,771
Series 2023-53, Class QA, 5.00%, 6/20/49 ................................. 3,460 3,465
Series 2024-20, Class PA, 4.50%, 2/20/54 ................................. 2,891 2,855
36,683
Agency Commercial MBS (12.2%):
Federal Home Loan Mortgage Corporation .....................................
Series K045, Class A2, 3.02%, 1/25/25, Callable 3/25/25 @ 100 ................. 2,593 2,567
Series K049, Class A2, 3.01%, 7/25/25, Callable 8/25/25 @ 100 ................. 3,967 3,904
Series K051, Class A2, 3.31%, 9/25/25, Callable 10/25/25 @ 100 ................ 9,752 9,608
Series K052, Class A1, 2.60%, 1/25/25, Callable 1/25/26 @ 100 ................. 221 219
Series K056, Class A1, 2.20%, 7/25/25, Callable 6/25/26 @ 100 ................. 435 429

Victory Portfolios III
Victory Government Securities Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series K057, Class A2, 2.57%, 7/25/26, Callable 8/25/26 @ 100 ................. $ 7,000 $ 6,786
Series K080, Class A2, 3.93%, 7/25/28, Callable 8/25/28 @ 100(c) ............... 15,000 14,867
Series K126, Class A2, 2.07%, 1/25/31, Callable 5/25/31 @ 100 ................. 2,860 2,523
Series K136, Class A2, 2.13%, 11/25/31, Callable 12/25/31 @ 100 ................ 5,000 4,348
Series K141, Class A2, 2.25%, 2/25/32, Callable 2/25/32 @ 100 ................. 2,000 1,747
Series K142, Class A2, 2.40%, 3/25/32, Callable 3/25/32 @ 100 ................. 3,000 2,644
Series K143, Class A2, 2.35%, 3/25/32, Callable 4/25/32 @ 100 ................. 5,000 4,386
Series K144, Class A2, 2.45%, 4/25/32, Callable 5/25/32 @ 100 ................. 5,183 4,573
Series K145, Class A2, 2.58%, 5/25/32, Callable 6/25/32 @ 100 ................. 3,423 3,045
Series K147, Class A2, 3.00%, 6/25/32, Callable 6/25/32 @ 100(c) ............... 3,000 2,745
Series K523, Class AS, 5.90% (SOFR30A+55bps), 4/25/29, Callable 5/25/29 @ 100(a) . 3,000 3,005
Series K730, Class A2, 3.59%, 1/25/25, Callable 2/25/25 @ 100 ................. 4,592 4,559
Series K733, Class AM, 3.75%, 9/25/25 , Callable 1/25/26 @ 100 ................. 5,000 4,941
Series KC03, Class A2, 3.50%, 1/25/26, Callable 1/25/26 @ 100 ................. 7,179 7,074
Series KPLB2, Class A, 4.83%, 6/25/33, Callable 6/25/33 @ 100(d) ............... 5,000 5,160
Federal National Mortgage Association .......................................
Series 2015-M13, Class A2, 2.79%, 6/25/25(c) .............................. 1,559 1,534
Series 2017-M12, Class A2, 3.16%, 6/25/27(c) .............................. 3,771 3,663
Series 2017-M8, Class A2, 3.06%, 5/25/27(c) ............................... 6,516 6,330
Series 2018-M10, Class A2, 3.47%, 7/25/28(c) .............................. 7,929 7,722
Series 2018-M4, Class A2, 3.16%, 3/25/28(c) ............................... 2,038 1,970
Series 2022-M12, Class A, 3.18%, 12/25/28(c) .............................. 5,976 5,748
Series 2022-M13, Class A2, 2.68%, 6/25/32 ................................ 8,671 7,716
Series 2022-M3, Class A2, 1.76%, 11/25/31(c) .............................. 4,000 3,360
Series 2023-M4, Class A2, 3.89%, 9/25/32(c) ............................... 4,000 3,858
131,031
Total Collateralized Mortgage Obligations (Cost $168,163)
a
a
a
169,112
Corporate Bonds (0.8%)
Energy (0.4%):
Evergy Missouri West Storm Funding I LLC, 5.10%, 12/1/38 ....................... 3,500 3,591
Utilities (0.4%):
Tennessee Valley Authority, 3.50%, 12/15/42 ................................... 5,000 4,278
Total Corporate Bonds (Cost $7,827)
a
a
a
7,869
Municipal Bonds (0.5%)
Hawaii (0.0%):(e)
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series
A-2, 3.24%, 1/1/31 .................................................. 203 198
Louisiana (0.5%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A, 4.15%, 2/1/33 .............................................. 3,000 2,972
Series A, 4.28%, 2/1/36 .............................................. 2,000 1,956
4,928
Total Municipal Bonds (Cost $5,202)
a
a
a
5,126
U.S. Government Agency Mortgages (47.5%)
Federal Farm Credit Banks Funding Corporation
5.58%, 8/19/32 .................................................... 1,750 1,748
5.93%, 7/14/33 .................................................... 2,500 2,511
6.00%, 6/5/34 - 1/25/38 .............................................. 9,000 8,997
2.55%, 12/21/34 .................................................... 3,000 2,490
2.20%, 9/2/36 ..................................................... 2,000 1,538
5.60%, 8/5/39 ..................................................... 4,000 4,036

Victory Portfolios III
Victory Government Securities Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
6.19%, 6/17/44 .................................................... $ 2,500 $ 2,502
23,822
Federal Home Loan Banks
1.25%, 8/16/27(c)(f) ................................................. 1,000 932
5.50%, 9/20/27 .................................................... 3,800 3,800
5.65%, 7/30/31 .................................................... 3,000 2,999
6.00%, 1/29/35 .................................................... 1,500 1,498
9,229
Federal Home Loan Mortgage Corporation
3.00%, 3/1/32 - 5/1/52 ............................................... 14,998 13,813
3.50%, 10/1/33 - 7/1/52 .............................................. 15,131 14,224
4.00%, 10/1/33 - 12/1/52 ............................................. 23,476 22,651
5.50%, 12/1/35 - 6/1/53 .............................................. 11,472 11,598
1.50%, 4/1/37 ..................................................... 3,141 2,771
5.00%, 3/1/38 - 6/1/53 ............................................... 33,913 33,809
4.50%, 11/1/42 - 10/1/52 .............................................. 9,827 9,633
4.00% (SOFR30A+227bps), 8/1/52(a) .................................... 6,567 6,452
6.50%, 2/1/53 ..................................................... 3,491 3,601
6.00%, 8/1/53 - 2/1/54 ............................................... 3,855 3,928
122,480
Federal National Mortgage Association
2.25%, 11/1/26 ..................................................... 1,781 1,708
3.00%, 2/1/27 - 2/1/52 ............................................... 17,642 15,932
2.48%, 11/1/29 ..................................................... 889 820
1.74%, 2/1/31 ..................................................... 3,015 2,603
1.64%, 9/1/31 ..................................................... 1,250 1,048
5.00%, 12/1/35 - 4/1/53 .............................................. 16,043 16,016
5.50%, 11/1/37 - 8/1/53 .............................................. 7,284 7,354
4.50%, 1/1/38 - 9/1/52 ............................................... 32,538 31,612
4.00% , 4/1/38 - 7/1/53 ............................................... 41,494 39,712
6.00%, 5/1/38 - 9/1/53 ............................................... 1,871 1,917
2.50%, 6/1/41 - 3/1/52 ............................................... 20,594 17,853
3.50%, 1/1/42 - 7/1/52 ............................................... 33,610 31,316
2.44%, 10/1/51 .................................................... 3,000 2,008
2.00%, 11/1/51 - 12/1/51 .............................................. 24,917 20,523
190,422
Government National Mortgage Association
4.50%, 9/15/24 - 9/20/53 ............................................. 21,159 20,939
7.00%, 5/15/27 - 7/15/32 ............................................. 329 342
8.00%, 5/15/27 - 9/15/30 ............................................. 121 127
7.50%, 2/15/28 - 11/15/31 ............................................. 91 95
6.00%, 4/15/28 - 10/20/53 ............................................. 16,270 16,695
6.50%, 5/15/28 - 8/20/34 ............................................. 1,073 1,124
6.75%, 5/15/28 .................................................... 3 3
5.50%, 4/20/33 - 2/20/54 ............................................. 29,499 29,957
5.00%, 5/20/33 - 9/20/53 ............................................. 14,690 14,751
4.00%, 7/15/40 - 11/20/40 ............................................. 1,856 1,823
2.50%, 2/20/50 - 7/20/53 ............................................. 38,175 33,328
3.00%, 8/20/51 - 10/20/51 ............................................. 16,748 15,162
3.50%, 4/20/52 - 6/20/52 ............................................. 3,786 3,508
6.50%, 1/20/54 .................................................... 7,789 7,949
145,803
Small Business Administration Pools
5.65% (PRIME-285bps), 9/25/31(a) ..................................... 2,945 2,927
8.13% (PRIME-38bps), 2/25/32(a) ...................................... 3,055 3,195
9.38% (PRIME+88bps), 2/25/32(a) ...................................... 2,200 2,336
10.10% (PRIME+160bps), 2/25/32(a) .................................... 2,514 2,738
8.63% (PRIME+13bps), 6/25/32(a) ...................................... 1,995 2,094
6.00% (PRIME-250bps), 9/25/32(a) ..................................... 2,890 2,903

Victory Portfolios III
Victory Government Securities Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
6.75% (PRIME-175bps), 10/25/34(a) ..................................... $ 1,123 $ 1,146
17,339
Total U.S. Government Agency Mortgages (Cost $525,016)
a
a
a
509,095
U.S. Treasury Obligations (32.0%)
U.S. Treasury Bonds
5.25%, 2/15/29 .................................................... 5,000 5,314
1.75%, 8/15/41 .................................................... 7,000 4,864
2.00%, 11/15/41 .................................................... 5,000 3,607
3.38%, 8/15/42 .................................................... 5,000 4,423
3.75%, 11/15/43 .................................................... 6,000 5,546
U.S. Treasury Notes
2.13%, 11/30/24 .................................................... 4,000 3,972
2.00%, 2/15/25(g) .................................................. 4,000 3,949
2.13%, 5/15/25 .................................................... 4,500 4,423
0.38%, 1/31/26 .................................................... 6,000 5,693
3.63%, 5/15/26 .................................................... 5,200 5,165
0.75%, 5/31/26 .................................................... 4,000 3,782
1.38%, 8/31/26 .................................................... 7,000 6,660
1.63%, 10/31/26 .................................................... 7,000 6,671
1.88%, 2/28/27 .................................................... 5,000 4,768
2.75%, 4/30/27 .................................................... 10,000 9,730
2.63%, 5/31/27 .................................................... 10,500 10,176
3.13%, 8/31/27 .................................................... 13,000 12,756
4.13%, 9/30/27 .................................................... 7,000 7,071
1.13%, 2/29/28 .................................................... 3,000 2,741
1.25%, 4/30/28 .................................................... 5,000 4,572
2.88%, 5/15/28 .................................................... 10,000 9,690
1.25% , 5/31/28 .................................................... 5,000 4,563
1.00%, 7/31/28 .................................................... 3,000 2,701
1.13%, 8/31/28 .................................................... 5,000 4,515
1.25%, 9/30/28 .................................................... 3,500 3,171
1.38%, 10/31/28 .................................................... 8,200 7,452
2.63%, 2/15/29 .................................................... 12,000 11,447
2.38%, 3/31/29 .................................................... 8,850 8,338
2.88%, 4/30/29 .................................................... 10,000 9,624
2.38%, 5/15/29 .................................................... 11,300 10,634
2.75%, 5/31/29 .................................................... 9,500 9,087
3.88%, 11/30/29 .................................................... 8,888 9,048
3.88%, 12/31/29 .................................................... 8,000 8,040
3.50%, 1/31/30 .................................................... 2,000 1,973
0.88%, 11/15/30 .................................................... 15,000 12,611
1.63%, 5/15/31 .................................................... 10,000 8,716
1.25%, 8/15/31 .................................................... 27,000 22,785
2.88%, 5/15/32 .................................................... 13,000 12,163
4.13%, 11/15/32 .................................................... 30,000 30,563
3.50%, 2/15/33 .................................................... 15,000 14,592
3.38%, 5/15/33 .................................................... 18,000 17,319
3.88%, 8/15/34 .................................................... 8,000 7,969
Total U.S. Treasury Obligations (Cost $352,305)
a
a
a
342,884
Shares
Investment Companies (0.0%)(e)
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.12%(h) ............ 510,605 511
Total Investment Companies (Cost $511)
a
a
a
511

Victory Portfolios III
Victory Government Securities Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Repurchase Agreements (1.0%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 5.30%, purchased on
8/30/24, with a maturity date of 9/3/24, with a value of $11,000 (collateralized by U.S.
Treasury Bonds , 2.00%, due 2/15/50, with a value of $11,220). ...................... 11,000 $ 11,000
Total Repurchase Agreements (Cost $11,000)
a
a
a
11,000
Shares
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.18%(h) ........ 983,531 983
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.20%(h) ............ 983,531 983
Invesco Government & Agency Portfolio, Institutional Shares, 5.18%(h) ............... 983,531 984
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.19%(h) . 983,531 984
Total Collateral for Securities Loaned (Cost $3,934)
a
a
a
3,934
Total Investments (Cost $1,095,218) — 99.9% 1,070,050
Other assets in excess of liabilities — 0.1% 1,502
NET ASSETS - 100.00% $ 1,071,552
^ Purchased with cash collateral from securities on loan.
(a) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2024.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2024, the fair value of these securities was
$4,729 (thousands) and amounted to 0.4% of net assets.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2024.
(d) Security is interest only.
(e) Amount represents less than 0.05% of net assets.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(g) All or a portion of this security is on loan.
(h) Rate disclosed is the daily yield on August 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
LLC
—
Limited Liability Company
MBS
—
Mortgage-Backed Securities
PRIME
—
US Prime rate, rate disclosed as of August 31, 2024.
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of August 31, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of August 31, 2024.

Statement of Assets and Liabilities
August 31, 2024
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
Government
Securities Fund
Assets:
Investments, at value (Cost $1,084,218) $ 1,059,050(a)
Repurchase agreements, at value (Cost $11,000) 11,000
Cash 6
Receivables:
Interest and dividends 5,314
Capital shares issued 263
Investments sold 488
Prepaid expenses 43
Total Assets 1,076,164
Liabilities:
Payables:
Collateral received on loaned securities 3,934
Capital shares redeemed 242
Accrued expenses and other payables:
Investment advisory fees 165
Administration fees 100
Custodian fees 11
Transfer agent fees 105
Compliance fees 1
Trustees' fees 1
Other accrued expenses 53
Total Liabilities 4,612
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,136,955
Total accumulated earnings (loss) (65,403)
Net Assets $ 1,071,552
Net Assets:
Fund Shares $ 236,993
Institutional Shares 805,648
Class R6 28,911
Total $ 1,071,552
Shares (unlimited number of shares authorized with no par value):
Fund Shares 26,464
Institutional Shares 89,934
Class R6 3,226
Total 119,624
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 8.96
Institutional Shares 8.96
Class R6 8.96
(a) Includes $3,850 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Government
Securities Fund
Investment Income:
Dividends $ 43
Interest 21,090
Securities lending (net of fees) —(a)
Total Income 21,133
Expenses:
Investment advisory fees 946
Administration fees — Fund Shares 178
Administration fees — Institutional Shares 389
Administration fees — Class R6 6
Sub-Administration fees 12
Custodian fees 21
Transfer agent fees — Fund Shares 154
Transfer agent fees — Institutional Shares 407
Transfer agent fees — Class R6 2
Trustees' fees 23
Compliance fees 4
Legal and audit fees 35
State registration and filing fees 35
Other expenses 46
Recoupment of prior expenses waived/reimbursed by Adviser 3
Total Expenses 2,261
Expenses waived/reimbursed by Adviser —(a)
Net Investment Income (Loss) 18,872
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (1,790)
Net change in unrealized appreciation/depreciation on investment securities 29,601
Net realized/unrealized gains (losses) on investments 27,811
Change in net assets resulting from operations $ 46,683
(a) Rounds to less than $1 thousand.

9
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Government Securities
Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 18,872 $ 31,282
Net realized gains (losses) (1,790) (19,391)
Net change in unrealized appreciation/depreciation 29,601 16,980
Change in net assets resulting from operations 46,683 28,871
Distributions to Shareholders:
Fund Shares (4,311) (8,195)
Institutional Shares (14,544) (23,699)
Class R6 (430) (307)
Change in net assets resulting from distributions to shareholders (19,285) (32,201)
Change in net assets resulting from capital transactions 31,149 66,078
Change in net assets 58,547 62,748
Net Assets:
Beginning of period 1,013,005 950,257
End of period $ 1,071,552 $ 1,013,005

10
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Government Securities
Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 10,823 $ 33,084
Distributions reinvested 4,111 7,754
Cost of shares redeemed (25,059) (53,927)
Total Fund Shares $ (10,125) $ (13,089)
Institutional Shares
Proceeds from shares issued $ 40,529 $ 94,741
Distributions reinvested 14,543 23,698
Cost of shares redeemed (24,478) (52,329)
Total Institutional Shares $ 30,594 $ 66,110
Class R6
Proceeds from shares issued $ 15,601 $ 16,896
Distributions reinvested 430 307
Cost of shares redeemed (5,351) (4,146)
Total Class R6 $ 10,680 $ 13,057
Change in net assets resulting from capital transactions $ 31,149 $ 66,078
Share Transactions:
Fund Shares
Issued 1,234 3,776
Reinvested 469 887
Redeemed (2,862) (6,157)
Total Fund Shares (1,159) (1,494)
Institutional Shares
Issued 4,610 10,834
Reinvested 1,676 2,711
Redeemed (2,785) (5,966)
Total Institutional Shares 3,501 7,579
Class R6
Issued 1,776 1,989
Reinvested 50 35
Redeemed (610) (472)
Total Class R6 1,216 1,552
Change in Shares 3,558 7,637

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory Government Securities Fund
Fund Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of
Period $8.73 $8.76 $9.19 $10.03 $10.23 $9.84 $9.55
Investment Activities:
Net investment income (loss) 0.16(b) 0.28(b) 0.15(b) 0.15(b) 0.21(b) 0.24(b) 0.23
Net realized and unrealized
gains (losses) 0.23 (0.02) (0.42) (0.71) (0.15) 0.39 0.29
Total from Investment
Activities 0.39 0.26 (0.27) (0.56) 0.06 0.63 0.52
Distributions to Shareholders
from:
Net investment income (0.16) (0.29) (0.16) (0.17) (0.22) (0.24) (0.23)
Net realized gains — — — (0.11) (0.04) — —
Total Distributions (0.16) (0.29) (0.16) (0.28) (0.26) (0.24) (0.23)
Net Asset Value, End of Period $8.96 $8.73 $8.76 $9.19 $10.03 $10.23 $9.84
Total Return(c)(d) 4.52% 2.96% (3.00)% (5.71)% 0.56% 6.49% 5.56%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.52% 0.53% 0.53% 0.42% 0.41% 0.43% 0.47%
Net Investment Income
(Loss)(e) 3.55% 3.17% 2.20% 1.56% 2.04% 2.36% 2.42%
Gross Expenses(e)(h) 0.52% 0.53% 0.53% 0.42% 0.41% 0.43% 0.47%
Supplemental Data:
Net Assets at end of period
(000's) $236,993 $241,030 $255,105 $272,233 $327,111 $364,077 $328,123
Portfolio Turnover(c)(i) 9% 36% 27% 34% 15% 11% 9%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Government Securities Fund
Institutional Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of
Period $8.73 $8.76 $9.20 $10.04 $10.23 $9.85 $9.55
Investment Activities:
Net investment income (loss) 0.16(b) 0.29(b) 0.15(b) 0.16(b) 0.22(b) 0.24(b) 0.24
Net realized and unrealized
gains (losses) 0.23 (0.02) (0.43) (0.71) (0.14) 0.39 0.30
Total from Investment
Activities 0.39 0.27 (0.28) (0.55) 0.08 0.63 0.54
Distributions to Shareholders
from:
Net investment income (0.16) (0.30) (0.16) (0.18) (0.23) (0.25) (0.24)
Net realized gains — — — (0.11) (0.04) — —
Total Distributions (0.16) (0.30) (0.16) (0.29) (0.27) (0.25) (0.24)
Net Asset Value, End of Period $8.96 $8.73 $8.76 $9.20 $10.04 $10.23 $9.85
Total Return(c)(d) 4.58% 3.08% (3.03)% (5.64)% 0.75% 6.45% 5.76%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.41% 0.42% 0.42% 0.35% 0.32% 0.36% 0.38%
Net Investment Income
(Loss)(e) 3.65% 3.29% 2.31% 1.61% 2.12% 2.43% 2.55%
Gross Expenses(e)(h) 0.41% 0.42% 0.42% 0.35% 0.32% 0.36% 0.38%
Supplemental Data:
Net Assets at end of period
(000's) $805,648 $754,424 $691,136 $771,104 $545,930 $638,299 $742,233
Portfolio Turnover(c)(i) 9% 36% 27% 34% 15% 11% 9%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

13
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Government Securities Fund
Class R6
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of
Period $8.73 $8.76 $9.20 $10.01 $10.22 $9.84 $9.55
Investment Activities:
Net investment income (loss) 0.16(b) 0.30(b) 0.17(b) 0.16(b) 0.23(b) 0.24(b) 0.24
Net realized and unrealized
gains (losses) 0.24 (0.03) (0.44) (0.67) (0.15) 0.39 0.29
Total from Investment
Activities 0.40 0.27 (0.27) (0.51) 0.08 0.63 0.53
Distributions to Shareholders
from:
Net investment income (0.17) (0.30) (0.17) (0.19) (0.25) (0.25) (0.24)
Net realized gains — — — (0.11) (0.04) — —
Total Distributions (0.17) (0.30) (0.17) (0.30) (0.29) (0.25) (0.24)
Net Asset Value, End of Period $8.96 $8.73 $8.76 $9.20 $10.01 $10.22 $9.84
Total Return(c)(d) 4.61% 3.14% (2.96)% (5.26)% 0.75% 6.46% 5.68%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.36% 0.37%(i) 0.34%(i) 0.26%(i) 0.31% 0.35% 0.35%
Net Investment Income
(Loss)(e) 3.70% 3.49% 2.55% 1.65% 2.30% 2.43% 2.54%
Gross Expenses(e)(h) 0.36% 0.44% 1.81% 3.55% 0.46% 0.39% 0.51%
Supplemental Data:
Net Assets at end of period
(000's) $28,911 $17,551 $4,016 $531 $167 $7,903 $6,425
Portfolio Turnover(c)(j) 9% 36% 27% 34% 15% 11% 9%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio for the year ended May 31, 2022, nine months ended February
28, 2023, and year ended February 29, 2024, would have been 0.22%, 0.15%, and less than 0.01% higher, respectively.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
14
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Repurchase agreements are valued at cost.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Government Securities Fund Government Securities Fund Fund Shares, Institutional Shares,
and Class R6

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
15
(Unaudited)
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At August
31, 2024, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Level 1 Level 2 Level 3 Total
Government Securities Fund
Asset-Backed Securities ......................................... $ — $ 20,519 $ — $ 20,519
Collateralized Mortgage Obligations ................................ — 169,112 — 169,112
Corporate Bonds .............................................. — 7,869 — 7,869
Municipal Bonds .............................................. — 5,126 — 5,126
U.S. Government Agency Mortgages ................................ — 509,095 — 509,095
U.S. Treasury Obligations ........................................ — 342,884 — 342,884
Investment Companies .......................................... 511 — — 511
Repurchase Agreements ......................................... — 11,000 — 11,000
Collateral for Securities Loaned ................................... 3,934 — — 3,934
Total ....................................................... $ 4,445 $ 1,065,605 $ — $ 1,070,050

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
16
(Unaudited)
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2024.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Government Securities Fund ......................................... $ 3,850 $ — $ 3,934

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
17
(Unaudited)
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Intermediate U.S. Government Funds Index. The Lipper Intermediate U.S. Government Funds Index tracks the total return performance of the largest funds within the Lipper Intermediate U.S. Government Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate U.S. Government Funds Index over that period, even if the class has overall negative returns during the performance period.
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Government Securities Fund ........................................ $ 88 $ 25,211 $ 120,117 $ 67,097
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.5
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.6
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.2
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
18
(Unaudited)
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class R6, respectively. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2024, the expense limits (excluding voluntary waivers) were:
Government Securities Fund Fund Shares
Institutional
Shares Class R6
in thousands $ 81 $ 214 $ 2
as annual % rate 0.07% 0.06% 0.01%

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
19
(Unaudited)
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024. For the six months ended August 31, 2024, recoupment in the amount of $3 thousand was paid to the Adviser.
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Prepayment and Extension Risk — Mortgage-backed securities make regularly scheduled payments of principal along with interest payments.
In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A homeowner’s default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, homeowners may find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current lower rate. On the other hand, when interest rates rise, homeowners generally will not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.
Liquidity Risk — Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-
income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity from fixed-income securities could hurt the Fund’s performance. In addition, significant securities market disruptions, including economic, financial and public health crises, may lead to dislocation in the market for a variety of fixed-income securities
(including municipal obligations), which can decrease liquidity and sharply reduce returns. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to the Fund.
Legislative Risk — Changes in government policies may affect the value of the investments held by the Fund in ways we cannot anticipate, and such policies could have an adverse impact on the value of the Fund’s investments and the Fund’s NAV.
In effect until June 30, 2025
Fund Shares Institutional Shares Class R6
Government Securities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.39% 0.35%
Expires
2025
*
Expires
2026
Expires
2027 Total
Government Securities Fund ............................................. $ 9 $ 14 $ 6 $ 29

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
20
(Unaudited)
Credit Risk — Credit risk should be low for securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2024.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands)
Short-Term
Amount
Long-Term
Amount Total
Government Securities Fund .............................................. $ (11,462) $ (25,255) $ (36,717)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23413-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Growth and Tax Strategy Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
20
Statement of Operations
21
Statements of Changes in Net Assets
22
Financial Highlights
24
Notes to Financial Statements 28

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Growth and Tax Strategy Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (48.2%)
Communication Services (4.6%):
Alphabet, Inc. , Class A ................................................... 56,780 $ 9,277
Alphabet, Inc. , Class C ................................................... 53,068 8,762
AT&T, Inc. ........................................................... 7,038 140
Charter Communications, Inc. , Class A (a) ..................................... 195 68
Comcast Corp. , Class A .................................................. 29,196 1,155
Electronic Arts, Inc. ..................................................... 2,332 354
Live Nation Entertainment, Inc. (a) ........................................... 1,692 165
Meta Platforms, Inc. , Class A .............................................. 22,559 12,760
Netflix, Inc. (a) ......................................................... 5,106 3,581
News Corp. , Class A ..................................................... 2,721 77
Omnicom Group, Inc. .................................................... 2,196 221
Paramount Global , Class B ................................................ 3,467 36
The Interpublic Group of Cos., Inc. .......................................... 2,760 90
The Walt Disney Co. .................................................... 13,618 1,231
T-Mobile US, Inc. ...................................................... 3,497 695
38,612
Consumer Discretionary (4.4%):
Amazon.com, Inc. (a) .................................................... 76,433 13,643
Aptiv PLC (a) .......................................................... 1,340 96
AutoZone, Inc. (a) ....................................................... 236 751
Bath & Body Works, Inc. ................................................. 1,450 45
Best Buy Co., Inc. ...................................................... 2,321 233
Booking Holdings, Inc. ................................................... 416 1,626
CarMax, Inc. (a) ........................................................ 1,688 143
Carnival Corp. (a) ....................................................... 2,770 46
Chipotle Mexican Grill, Inc. (a) ............................................. 16,250 911
D.R. Horton, Inc. ....................................................... 3,030 572
Darden Restaurants, Inc. .................................................. 1,505 238
eBay, Inc. ............................................................ 6,774 400
Expedia Group, Inc. (a) ................................................... 575 80
Ford Motor Co. ........................................................ 48,788 546
Garmin Ltd. ........................................................... 1,028 188
General Motors Co. ..................................................... 11,966 596
Genuine Parts Co. ...................................................... 1,110 159
Hasbro, Inc. ........................................................... 1,004 68
Hilton Worldwide Holdings, Inc. ............................................ 3,006 660
Lennar Corp. , Class A .................................................... 2,669 486
Lennar Corp. , Class B ................................................... 1 — (b)
LKQ Corp. ........................................................... 3,196 133
Lowe's Cos., Inc. ....................................................... 7,219 1,794
Marriott International, Inc. , Class A .......................................... 2,953 693
McDonald's Corp. ...................................................... 7,151 2,064
MGM Resorts International (a) .............................................. 4,369 164
NIKE, Inc. , Class B ..................................................... 9,000 750
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 2,676 48
O'Reilly Automotive, Inc. (a) ............................................... 772 872
PulteGroup, Inc. ........................................................ 2,360 311
PVH Corp. ........................................................... 928 92
Ralph Lauren Corp. ..................................................... 420 72
Ross Stores, Inc. ....................................................... 3,606 543
Royal Caribbean Cruises Ltd. (a) ............................................ 2,197 362
Starbucks Corp. ........................................................ 10,260 970
Tapestry, Inc. .......................................................... 3,021 124
Tesla, Inc. (a) .......................................................... 3,426 734
The Home Depot, Inc. ................................................... 10,478 3,861
The TJX Cos., Inc. ...................................................... 9,986 1,171
Tractor Supply Co. ...................................................... 1,382 370
Victoria's Secret & Co. (a) ................................................. 1 — (b)
Whirlpool Corp. ........................................................ 520 52
Wynn Resorts Ltd. ...................................................... 87 7

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Victory Growth and Tax Strategy Fund
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(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Yum! Brands, Inc. ...................................................... 2,900 $ 391
37,065
Consumer Staples (2.5%):
Altria Group, Inc. ....................................................... 11,731 631
Archer-Daniels-Midland Co. ............................................... 3,188 194
Brown-Forman Corp. , Class B ............................................. 316 14
Church & Dwight Co., Inc. ................................................ 2,300 234
Colgate-Palmolive Co. ................................................... 5,377 573
Conagra Brands, Inc. .................................................... 2,454 77
Constellation Brands, Inc. , Class A .......................................... 1,031 248
Costco Wholesale Corp. .................................................. 4,112 3,669
Dollar General Corp. .................................................... 440 36
Dollar Tree, Inc. (a) ...................................................... 623 53
General Mills, Inc. ...................................................... 4,550 329
Hormel Foods Corp. ..................................................... 60 2
Kimberly-Clark Corp. .................................................... 2,120 307
Mondelez International, Inc. , Class A ......................................... 11,928 857
Monster Beverage Corp. (a) ................................................ 7,170 338
PepsiCo, Inc. .......................................................... 9,101 1,573
Philip Morris International, Inc. ............................................. 9,877 1,218
Sysco Corp. ........................................................... 5,342 416
Target Corp. .......................................................... 5,165 793
The Clorox Co. ........................................................ 689 109
The Coca-Cola Co. ...................................................... 23,340 1,691
The Estee Lauder Cos., Inc. ............................................... 1,480 136
The Hershey Co. ....................................................... 1,241 240
The J.M. Smucker Co. ................................................... 828 95
The Kroger Co. ........................................................ 7,829 417
The Procter & Gamble Co. ................................................ 21,061 3,613
Tyson Foods, Inc. , Class A ................................................ 1,740 112
Walmart, Inc. .......................................................... 39,279 3,033
WK Kellogg Co. ....................................................... 221 4
21,012
Energy (1.9%):
Baker Hughes Co. ...................................................... 8,513 299
Chevron Corp. ......................................................... 15,867 2,348
ConocoPhillips Co. ..................................................... 14,432 1,642
Coterra Energy, Inc. ..................................................... 2,120 52
Devon Energy Corp. ..................................................... 4,751 213
Diamondback Energy, Inc. ................................................ 2,111 412
EOG Resources, Inc. .................................................... 4,759 613
Exxon Mobil Corp. ..................................................... 43,781 5,164
Halliburton Co. ........................................................ 9,010 280
Hess Corp. ............................................................ 2,683 370
Marathon Oil Corp. ..................................................... 8,612 247
Marathon Petroleum Corp. ................................................ 6,448 1,142
Occidental Petroleum Corp. ............................................... 6,234 355
ONEOK, Inc. .......................................................... 5,513 509
Phillips 66 Co. ......................................................... 2,813 395
Schlumberger NV ...................................................... 17,103 752
The Williams Cos., Inc. .................................................. 14,342 656
Valero Energy Corp. ..................................................... 3,087 453
15,902
Financials (6.7%):
Aflac, Inc. ............................................................ 6,526 720
American Express Co. ................................................... 6,409 1,658
American International Group, Inc. .......................................... 8,214 633
Ameriprise Financial, Inc. ................................................. 1,153 518
Aon PLC , Class A ...................................................... 2,341 805
Arthur J. Gallagher & Co. ................................................. 2,370 693
Bank of America Corp. ................................................... 80,700 3,289

Victory Portfolios III
Victory Growth and Tax Strategy Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Berkshire Hathaway, Inc. , Class B (a) ......................................... 16,505 $ 7,855
BlackRock, Inc. ........................................................ 1,116 1,006
Capital One Financial Corp. ............................................... 4,781 702
Cboe Global Markets, Inc. ................................................ 1 — (b)
Chubb Ltd. ........................................................... 3,972 1,129
Cincinnati Financial Corp. ................................................ 970 133
Citigroup, Inc. ......................................................... 2,849 178
CME Group, Inc. ....................................................... 2,205 476
Comerica, Inc. ......................................................... 1,300 74
Discover Financial Services ............................................... 3,419 474
Fidelity National Information Services, Inc. .................................... 1,230 101
Fifth Third Bancorp ..................................................... 8,472 362
Fiserv, Inc. (a) .......................................................... 3,840 670
Global Payments, Inc. .................................................... 783 87
Huntington Bancshares, Inc. ............................................... 4,811 72
Intercontinental Exchange, Inc. ............................................. 5,129 829
JPMorgan Chase & Co. .................................................. 30,506 6,858
KeyCorp. ............................................................ 2,645 45
Lincoln National Corp. ................................................... 1,769 57
Loews Corp. .......................................................... 2,297 188
M&T Bank Corp. ....................................................... 660 114
Marsh & McLennan Cos., Inc. ............................................. 5,030 1,144
Mastercard, Inc. , Class A ................................................. 8,421 4,070
MetLife, Inc. .......................................................... 5,194 402
Moody's Corp. ......................................................... 1,624 792
Morgan Stanley ........................................................ 14,869 1,541
MSCI, Inc. ........................................................... 992 576
Nasdaq, Inc. .......................................................... 3,477 251
Northern Trust Corp. .................................................... 40 4
PayPal Holdings, Inc. (a) .................................................. 7,505 544
Principal Financial Group, Inc. ............................................. 2,476 202
Prudential Financial, Inc. ................................................. 4,130 500
Raymond James Financial, Inc. ............................................. 1,989 238
Regions Financial Corp. .................................................. 9,790 229
S&P Global, Inc. ....................................................... 3,313 1,700
State Street Corp. ....................................................... 2,324 202
Synchrony Financial ..................................................... 6,103 307
T. Rowe Price Group, Inc. ................................................. 1,970 209
The Allstate Corp. ...................................................... 3,040 574
The Bank of New York Mellon Corp. ......................................... 5,526 377
The Charles Schwab Corp. ................................................ 8,304 541
The Goldman Sachs Group, Inc. ............................................ 3,096 1,580
The Hartford Financial Services Group, Inc. .................................... 2,900 337
The PNC Financial Services Group, Inc. ...................................... 2,964 549
The Progressive Corp. ................................................... 5,434 1,370
The Travelers Cos., Inc. .................................................. 2,350 536
Truist Financial Corp. .................................................... 2,758 123
U.S. Bancorp .......................................................... 11,380 538
Visa, Inc. , Class A ...................................................... 16,518 4,565
W.R. Berkley Corp. ..................................................... 4,095 244
Wells Fargo & Co. ...................................................... 35,551 2,079
Willis Towers Watson PLC ................................................ 1,097 320
Zions Bancorp NA ...................................................... 1,310 65
56,435
Health Care (5.8%):
Abbott Laboratories ..................................................... 15,828 1,793
AbbVie, Inc. .......................................................... 16,170 3,174
Agilent Technologies, Inc. ................................................. 3,177 454
Amgen, Inc. ........................................................... 5,669 1,892
Becton Dickinson & Co. .................................................. 1,310 318
Biogen, Inc. (a) ......................................................... 1,186 243
Boston Scientific Corp. (a) ................................................. 12,299 1,006

Victory Portfolios III
Victory Growth and Tax Strategy Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Bristol-Myers Squibb Co. ................................................. 6,097 $ 305
Cardinal Health, Inc. .................................................... 2,310 260
Cencora, Inc. .......................................................... 1,410 338
Centene Corp. (a) ....................................................... 3,130 247
CVS Health Corp. ...................................................... 6,602 378
Danaher Corp. ......................................................... 6,489 1,748
DaVita, Inc. (a) ......................................................... 748 113
Edwards Lifesciences Corp. (a) ............................................. 5,760 403
Elevance Health, Inc. .................................................... 2,398 1,335
Eli Lilly & Co. ......................................................... 8,712 8,364
Fortrea Holdings, Inc. (a) .................................................. 522 12
GE HealthCare Technologies, Inc. ........................................... 3,779 321
Gilead Sciences, Inc. .................................................... 8,764 692
HCA Healthcare, Inc. .................................................... 2,571 1,017
Hologic, Inc. (a) ........................................................ 1,567 127
Humana, Inc. .......................................................... 998 354
IDEXX Laboratories, Inc. (a) ............................................... 1,003 483
Intuitive Surgical, Inc. (a) ................................................. 3,159 1,556
IQVIA Holdings, Inc. (a) .................................................. 1,574 396
Johnson & Johnson ..................................................... 16,416 2,723
Labcorp Holdings, Inc. ................................................... 738 170
McKesson Corp. ....................................................... 1,450 814
Merck & Co., Inc. ...................................................... 21,430 2,538
Mettler-Toledo International, Inc. (a) ......................................... 250 360
Pfizer, Inc. ............................................................ 17,425 505
Quest Diagnostics, Inc. ................................................... 979 154
Regeneron Pharmaceuticals, Inc. (a) .......................................... 873 1,034
ResMed, Inc. .......................................................... 1,408 345
Revvity, Inc. .......................................................... 1,114 136
Stryker Corp. .......................................................... 3,361 1,211
The Cigna Group ....................................................... 3,444 1,246
The Cooper Cos., Inc. (a) .................................................. 1,780 188
Thermo Fisher Scientific, Inc. .............................................. 3,958 2,434
UnitedHealth Group, Inc. ................................................. 9,155 5,403
Vertex Pharmaceuticals, Inc. (a) ............................................. 2,479 1,229
Viatris, Inc. ........................................................... 1,204 15
Waters Corp. (a) ........................................................ 690 239
Zimmer Biomet Holdings, Inc. ............................................. 928 107
Zoetis, Inc. ........................................................... 4,707 864
49,044
Industrials (4.1%):
3M Co. .............................................................. 610 82
A.O. Smith Corp. ....................................................... 1,296 109
Allegion PLC ......................................................... 613 85
AMETEK, Inc. ........................................................ 2,776 475
Automatic Data Processing, Inc. ............................................ 4,040 1,115
C.H. Robinson Worldwide, Inc. ............................................. 450 46
Carrier Global Corp. ..................................................... 7,990 581
Caterpillar, Inc. ........................................................ 5,175 1,843
Cintas Corp. .......................................................... 1,044 840
Copart, Inc. (a) ......................................................... 9,144 484
CSX Corp. ............................................................ 24,039 824
Cummins, Inc. ......................................................... 1,300 407
Deere & Co. .......................................................... 3,333 1,286
Dover Corp. ........................................................... 1,435 267
Eaton Corp. PLC ....................................................... 4,316 1,325
Emerson Electric Co. .................................................... 4,724 498
Equifax, Inc. .......................................................... 1,334 410
Expeditors International of Washington, Inc. .................................... 1,610 199
Fastenal Co. ........................................................... 5,972 408
FedEx Corp. .......................................................... 2,126 635
Fortive Corp. .......................................................... 2,238 166

Victory Portfolios III
Victory Growth and Tax Strategy Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Fortune Brands Innovations, Inc. ............................................ 1,184 $ 94
GE Vernova, Inc. (a) ..................................................... 2,834 570
General Dynamics Corp. .................................................. 1,726 517
General Electric Co. ..................................................... 11,338 1,980
Honeywell International, Inc. .............................................. 5,584 1,161
Howmet Aerospace, Inc. .................................................. 3,713 359
Illinois Tool Works, Inc. .................................................. 2,480 628
Ingersoll Rand, Inc. ..................................................... 4,166 381
J.B. Hunt Transport Services, Inc. ........................................... 714 124
Jacobs Solutions, Inc. .................................................... 1,124 170
Johnson Controls International PLC .......................................... 6,676 486
L3Harris Technologies, Inc. ............................................... 1,949 461
Lockheed Martin Corp. ................................................... 2,228 1,266
Masco Corp. .......................................................... 2,900 231
Masterbrand, Inc. (a) ..................................................... 1,563 25
Norfolk Southern Corp. .................................................. 2,386 611
Northrop Grumman Corp. ................................................. 1,506 788
Old Dominion Freight Line, Inc. ............................................ 1,764 340
Otis Worldwide Corp. .................................................... 3,055 289
PACCAR, Inc. ......................................................... 3,846 370
Parker-Hannifin Corp. ................................................... 1,216 730
Paychex, Inc. .......................................................... 2,957 388
Pentair PLC ........................................................... 869 77
Quanta Services, Inc. .................................................... 1,444 397
Republic Services, Inc. ................................................... 2,086 434
Robert Half, Inc. ....................................................... 750 47
Rockwell Automation, Inc. ................................................ 980 267
RTX Corp. ............................................................ 9,870 1,217
Snap-on, Inc. .......................................................... 565 160
Southwest Airlines Co. (c) ................................................. 4,050 116
Stanley Black & Decker, Inc. .............................................. 983 101
Textron, Inc. .......................................................... 2,070 189
The Boeing Co. (a) ...................................................... 3,526 613
Trane Technologies PLC .................................................. 2,802 1,013
TransDigm Group, Inc. ................................................... 593 814
Union Pacific Corp. ..................................................... 7,265 1,860
United Parcel Service, Inc. , Class B .......................................... 3,810 490
United Rentals, Inc. ..................................................... 750 556
Veralto Corp. .......................................................... 2,163 243
Verisk Analytics, Inc. .................................................... 1,450 396
W.W. Grainger, Inc. ..................................................... 478 471
Waste Management, Inc. .................................................. 3,869 820
Westinghouse Air Brake Technologies Corp. .................................... 1,745 296
Xylem, Inc. ........................................................... 1,548 213
34,844
Information Technology (15.8%):
Accenture PLC , Class A .................................................. 5,486 1,876
Adobe, Inc. (a) ......................................................... 4,570 2,625
Advanced Micro Devices, Inc. (a) ............................................ 16,362 2,431
Akamai Technologies, Inc. (a) .............................................. 1,250 127
Amphenol Corp. , Class A ................................................. 11,268 760
Analog Devices, Inc. .................................................... 2,646 621
ANSYS, Inc. (a) ........................................................ 796 256
Apple, Inc. ........................................................... 146,293 33,501
Applied Materials, Inc. ................................................... 10,028 1,978
Arista Networks, Inc. (a) .................................................. 2,364 835
Autodesk, Inc. (a) ....................................................... 1,733 448
Broadcom, Inc. ........................................................ 41,300 6,725
Cadence Design Systems, Inc. (a) ............................................ 2,583 695
CDW Corp. ........................................................... 1,428 322
Cisco Systems, Inc. ..................................................... 31,509 1,592
Cognizant Technology Solutions Corp. , Class A ................................. 3,759 292

Victory Portfolios III
Victory Growth and Tax Strategy Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Corning, Inc. .......................................................... 7,670 $ 321
Fortinet, Inc. (a) ........................................................ 7,295 560
Gartner, Inc. (a) ........................................................ 387 190
Hewlett Packard Enterprise Co. ............................................. 7,926 154
HP, Inc. .............................................................. 10,174 368
International Business Machines Corp. ........................................ 4,045 818
Intuit, Inc. ............................................................ 2,547 1,605
Juniper Networks, Inc. ................................................... 2,447 95
Keysight Technologies, Inc. (a) ............................................. 1,866 288
KLA Corp. ........................................................... 1,555 1,274
Lam Research Corp. ..................................................... 1,594 1,309
Microchip Technology, Inc. ................................................ 2,740 225
Micron Technology, Inc. .................................................. 10,075 970
Microsoft Corp. ........................................................ 71,508 28,829
Motorola Solutions, Inc. .................................................. 1,485 656
NetApp, Inc. .......................................................... 2,470 298
NVIDIA Corp. ......................................................... 243,911 29,116
Oracle Corp. .......................................................... 18,595 2,627
QUALCOMM, Inc. ..................................................... 11,993 2,102
Roper Technologies, Inc. .................................................. 798 442
Salesforce, Inc. ........................................................ 6,223 1,574
Seagate Technology Holdings PLC .......................................... 2,326 232
ServiceNow, Inc. (a) ..................................................... 1,714 1,466
Synopsys, Inc. (a) ....................................................... 1,398 726
TE Connectivity Ltd. .................................................... 2,969 456
Texas Instruments, Inc. ................................................... 8,840 1,895
VeriSign, Inc. (a) ........................................................ 690 127
Western Digital Corp. (a) .................................................. 920 60
133,867
Materials (1.0%):
Air Products and Chemicals, Inc. ............................................ 1,780 496
Avery Dennison Corp. ................................................... 906 201
Ball Corp. ............................................................ 2,732 174
Celanese Corp. ......................................................... 200 26
CF Industries Holdings, Inc. ............................................... 2,538 211
Corteva, Inc. .......................................................... 8,079 463
Dow, Inc. ............................................................ 4,235 227
DuPont de Nemours, Inc. ................................................. 3,568 301
Eastman Chemical Co. ................................................... 940 96
Ecolab, Inc. ........................................................... 1,628 412
FMC Corp. ........................................................... 1,113 72
Freeport-McMoRan, Inc. ................................................. 15,889 704
International Flavors & Fragrances, Inc. ....................................... 1,034 107
International Paper Co. ................................................... 2,781 135
Linde PLC ............................................................ 4,727 2,261
LyondellBasell Industries NV , Class A ........................................ 1,016 100
Martin Marietta Materials, Inc. ............................................. 721 385
Newmont Corp. ........................................................ 1,230 66
Nucor Corp. ........................................................... 2,642 401
PPG Industries, Inc. ..................................................... 1,640 213
Sealed Air Corp. ....................................................... 1,079 38
The Mosaic Co. ........................................................ 4,511 129
The Sherwin-Williams Co. ................................................ 2,304 851
Vulcan Materials Co. .................................................... 1,110 272
8,341
Real Estate (0.7%):
American Tower Corp. ................................................... 3,766 844
AvalonBay Communities, Inc. .............................................. 510 115
BXP, Inc. ............................................................. 670 50
CBRE Group, Inc. , Class A (a) .............................................. 3,167 365
Crown Castle, Inc. ...................................................... 1,510 169

Victory Portfolios III
Victory Growth and Tax Strategy Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Equinix, Inc. .......................................................... 773 $ 645
Equity Residential ...................................................... 2,215 166
Extra Space Storage, Inc. ................................................. 1,147 203
Host Hotels & Resorts, Inc. ................................................ 3,102 55
Iron Mountain, Inc. ..................................................... 3,568 404
Kimco Realty Corp. ..................................................... 5,368 125
Prologis, Inc. .......................................................... 6,567 839
Public Storage ......................................................... 645 222
Simon Property Group, Inc. ............................................... 3,796 635
Ventas, Inc. ........................................................... 3,747 233
Welltower, Inc. ......................................................... 4,568 551
Weyerhaeuser Co. ...................................................... 1,324 40
5,661
Utilities (0.7%):
Ameren Corp. ......................................................... 1,840 152
American Electric Power Co., Inc. ........................................... 2,820 283
American Water Works Co., Inc. ............................................ 1,625 233
CenterPoint Energy, Inc. .................................................. 6,160 168
CMS Energy Corp. ...................................................... 1,590 108
Consolidated Edison, Inc. ................................................. 1,808 184
Constellation Energy Corp. ................................................ 3,575 703
Dominion Energy, Inc. ................................................... 1,021 57
DTE Energy Co. ....................................................... 918 115
Duke Energy Corp. ...................................................... 4,432 505
Edison International ..................................................... 1,730 150
Entergy Corp. ......................................................... 440 53
Eversource Energy ...................................................... 1,380 93
Exelon Corp. .......................................................... 5,463 208
NextEra Energy, Inc. .................................................... 16,956 1,365
NRG Energy, Inc. ....................................................... 2,789 237
Public Service Enterprise Group, Inc. ......................................... 3,040 245
Sempra .............................................................. 2,820 232
The AES Corp. ........................................................ 4,592 79
The Southern Co. ....................................................... 4,572 395
WEC Energy Group, Inc. ................................................. 2,417 225
Xcel Energy, Inc. ....................................................... 3,136 192
5,982
Total Common Stocks (Cost $63,364)
a
a
a
406,765
Rights (0.0%)(d)
Health Care (0.0%):(d)
ABIOMED, Inc., CVR (a) (e) ............................................... 568 1
Total Rights (Cost $—)
a
a
a
1
Principal Amount
(000)
Municipal Bonds (51.4%)
Alabama (0.6%):
Black Belt Energy Gas District Revenue , Series D-1 , 5 .50% , 6/1/49 , Continuously Callable
@100 ........................................................... $ 1,000 1,080
Cooper Green Mercy Health Services Authority Revenue , 5 .25% , 9/1/52 , Continuously
Callable @100 ..................................................... 2,000 2,138
County of Jefferson Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ........ 1,000 1,092
DCH Healthcare Authority Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 .. 1,000 897
5,207
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue , Series A , 4 .00% , 6/1/50 , Continuously
Callable @100 ..................................................... 500 459

Victory Portfolios III
Victory Growth and Tax Strategy Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Arizona (2.1%):
Arizona IDA Revenue
5 .00% , 11/1/47 , Continuously Callable @100 ............................... $ 1,000 $ 1,058
Series B , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 400 382
Series B , 4 .00% , 7/1/52 , Continuously Callable @100 ......................... 840 736
Series F , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 1,011
La Paz County IDA Revenue
4 .00% , 2/15/41 , Continuously Callable @100 ............................... 425 384
4 .00% , 2/15/46 , Continuously Callable @100 ............................... 345 296
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 300 246
Maricopa County IDA Revenue
4 .00% , 7/1/51 , Continuously Callable @100 (f) .............................. 1,500 1,292
Series A , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 500 518
Series A , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 735 678
Series A , 5 .00% , 7/1/49 , Continuously Callable @100 ......................... 1,000 1,023
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... 1,275 1,299
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 1,000 882
Sierra Vista IDA Revenue , 5 .75% , 6/15/53 , Continuously Callable @100 (f) ............. 2,000 2,057
Student & Academic Services LLC Revenue (INS - Build America Mutual Assurance Co.) ,
5 .00% , 6/1/44 , Continuously Callable @100 ............................... 1,000 1,003
Tempe IDA Revenue , Series B , 4 .00% , 12/1/46 , Continuously Callable @102 ............ 1,185 1,035
The County of Pima IDA Revenue
4 .00% , 4/1/46 , Continuously Callable @100 ............................... 2,000 1,917
4 .00% , 6/15/51 , Continuously Callable @100 (f) ............................. 1,000 832
The IDA of the City of Phoenix Arizona Revenue , 5 .00% , 7/1/46 , Continuously Callable @100 1,300 1,301
17,950
Arkansas (0.1%):
Arkansas Development Finance Authority Revenue , 4 .00% , 12/1/44 , Continuously Callable
@100 ........................................................... 1,000 958
California (1.0%):
California Educational Facilities Authority Revenue , Series A , 5 .00% , 10/1/52 , Continuously
Callable @100 ..................................................... 2,000 2,059
Jurupa Public Financing Authority Special Tax , Series A , 5 .00% , 9/1/42 , Continuously Callable
@100 ........................................................... 1,200 1,200
State of California, GO , 5 .00% , 8/1/45 , Continuously Callable @100 .................. 1,000 1,015
Sutter Butte Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.) , 5 .00% , 10/1/40 , Continuously Callable @100 ................... 1,000 1,016
West Contra Costa Unified School District, GO (INS - National Public Finance Guarantee
Corp.) , 8/1/34 (g) ................................................... 4,435 3,247
8,537
Colorado (1.5%):
Colorado Educational & Cultural Facilities Authority Revenue
5 .00% , 4/1/48 , Continuously Callable @100 ............................... 710 721
4 .00% , 1/1/52 , Continuously Callable @100 ............................... 675 575
5 .00% , 9/1/52 , Continuously Callable @100 ............................... 730 750
4 .50% , 7/1/53 , Continuously Callable @100 ............................... 1,000 975
4 .00% , 1/1/62 , Continuously Callable @100 ............................... 795 643
Series A , 5 .00% , 12/1/38 , Continuously Callable @100 ........................ 1,000 1,037
Colorado Health Facilities Authority Revenue
5 .00% , 6/1/45 , Pre-refunded 6/1/25 @ 100 ................................. 1,000 1,017
Series A , 4 .00% , 9/1/50 , Pre-refunded 9/1/30 @ 100 .......................... 1,000 1,078
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 1,000 888
Denver Convention Center Hotel Authority Revenue , 5 .00% , 12/1/40 , Continuously Callable
@100 ........................................................... 1,000 1,015
Denver Health & Hospital Authority Certificate of Participation , 5 .00% , 12/1/48 , Continuously
Callable @100 ..................................................... 1,900 1,886
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/41 , Continuously Callable @100 ........................ 250 252
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 1,000 1,010
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 12/1/47 , Continuously Callable @100 ......................... 1,000 1,016
12,863

Victory Portfolios III
Victory Growth and Tax Strategy Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Connecticut (0.8%):
Connecticut State Health & Educational Facilities Authority Revenue
5 .25% , 7/1/53 , Continuously Callable @100 ............................... $ 1,000 $ 1,081
Series T , 4 .00% , 7/1/55 , Continuously Callable @100 ......................... 1,000 938
Series U , 4 .00% , 7/1/52 , Continuously Callable @100 ........................ 2,000 1,927
State of Connecticut, GO
Series A , 5 .00% , 4/15/36 , Continuously Callable @100 ........................ 1,500 1,634
Series A , 5 .00% , 4/15/37 , Continuously Callable @100 ........................ 1,000 1,066
6,646
Florida (2.8%):
Brevard County Health Facilities Authority Revenue , Series A , 5 .00% , 4/1/52 , Continuously
Callable @100 ..................................................... 1,000 1,048
Capital Trust Agency, Inc. Revenue
5 .00% , 8/1/40 , Continuously Callable @100 ............................... 600 629
5 .00% , 8/1/55 , Continuously Callable @100 ............................... 1,300 1,309
City of Atlantic Beach Revenue , Series A , 5 .00% , 11/15/53 , Continuously Callable @103 ... 1,000 986
City of Pompano Beach Revenue
4 .00% , 9/1/50 , Continuously Callable @103 ............................... 1,500 1,299
Series A , 4 .00% , 9/1/51 , Continuously Callable @103 ......................... 500 431
Florida Development Finance Corp. Revenue
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,175 1,194
Series A , 5 .00% , 6/15/52 , Continuously Callable @100 ........................ 1,250 1,258
Lee County IDA Revenue
Series 2024-A , 5 .25% , 11/15/54 , Continuously Callable @100 ................... 2,000 2,114
Series A , 5 .25% , 10/1/52 , Continuously Callable @103 ........................ 850 807
Lee Memorial Health System Revenue , Series A-1 , 5 .00% , 4/1/44 , Continuously Callable
@100 ........................................................... 1,450 1,490
Miami Beach Health Facilities Authority Revenue , 4 .00% , 11/15/51 , Continuously Callable
@100 ........................................................... 500 473
Miami-Dade County Health Facilities Authority Revenue , Series A , 4 .00% , 8/1/51 ,
Continuously Callable @100 ........................................... 1,000 948
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/51 , Continuously
Callable @100 ..................................................... 1,000 864
Sarasota County Health Facilities Authority Revenue , 5 .00% , 5/15/38 , Continuously Callable
@103 ........................................................... 700 727
Sarasota County Public Hospital District Revenue , 4 .00% , 7/1/52 , Continuously Callable
@100 ........................................................... 2,000 1,915
Seminole County IDA Revenue , Series A , 4 .00% , 6/15/51 , Continuously Callable @100 (f) .. 830 696
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation , Series
A-1 , 5 .00% , 3/1/30 , Continuously Callable @100 (f) .......................... 1,000 1,001
Volusia County Educational Facility Authority Revenue
5 .25% , 6/1/54 , Continuously Callable @100 ............................... 3,000 3,139
Series B , 5 .00% , 10/15/45 , Pre-refunded 4/15/25 @ 100 ....................... 1,000 1,013
23,341
Georgia (1.6%):
Crisp County Hospital Authority Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 .... 575 544
Development Authority of Appling County Revenue , 2 .80% , 9/1/29 , Continuously Callable
@100 (h) ......................................................... 5,700 5,700
Development Authority of Heard County Revenue , 2 .81% , 9/1/26 , Continuously Callable
@100 (h) ......................................................... 2,000 2,000
Glynn-Brunswick Memorial Hospital Authority Revenue , 5 .00% , 8/1/43 , Continuously
Callable @100 ..................................................... 1,000 1,004
Main Street Natural Gas, Inc. Revenue , Series D , 5 .00% , 5/1/54 , Continuously Callable @100 2,000 2,135
Milledgeville & Baldwin County Development Authority Revenue , 4 .00% , 6/15/37 ,
Continuously Callable @100 ........................................... 1,300 1,331
Municipal Electric Authority of Georgia Revenue , Series A , 4 .00% , 1/1/51 , Continuously
Callable @100 ..................................................... 425 388
Private Colleges & Universities Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable
@100 ........................................................... 750 719
13,821
Illinois (4.3%):
Chicago Board of Education, GO
Series A , 5 .00% , 12/1/47 , Continuously Callable @100 ........................ 3,200 3,283

Victory Portfolios III
Victory Growth and Tax Strategy Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series H , 5 .00% , 12/1/46 , Continuously Callable @100 ........................ $ 2,000 $ 2,015
Chicago Midway International Airport Revenue , Series B , 5 .00% , 1/1/41 , Continuously
Callable @100 ..................................................... 1,000 1,014
Chicago O'Hare International Airport Revenue , Series C , 5 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 1,000 1,026
Chicago Park District, GO (INS - Build America Mutual Assurance Co.) , Series C , 4 .00% ,
1/1/42 , Continuously Callable @100 ..................................... 1,250 1,235
Chicago Transit Authority Sales Tax Receipts Fund Revenue
Series A , 5 .00% , 12/1/52 , Continuously Callable @100 ........................ 685 711
Series A , 4 .00% , 12/1/55 , Continuously Callable @100 ........................ 2,000 1,865
City of Chicago Wastewater Transmission Revenue , Series A , 5 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 1,000 1,023
City of Chicago Waterworks Revenue , 5 .00% , 11/1/44 , Continuously Callable @100 ....... 1,000 1,001
City of Galesburg Revenue , Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ....... 1,000 874
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.) , 5 .00% , 12/1/47 , Continuously Callable @100 ................... 1,000 1,038
County of Cook Sales Tax Revenue , 5 .00% , 11/15/38 , Continuously Callable @100 ....... 1,000 1,043
Illinois Educational Facilities Authority Revenue , 4 .00% , 11/1/36 , Continuously Callable
@102 ........................................................... 1,000 1,006
Illinois Finance Authority Revenue
3 .90% , 3/1/30 , Continuously Callable @100 ............................... 1,000 1,001
0.00%, 5/15/40 , Continuously Callable @100 (i) ............................. 1,275 323
5 .00% , 8/15/44 , Continuously Callable @100 ............................... 1,000 1,004
5 .00% , 10/1/44 , Continuously Callable @100 ............................... 1,000 1,042
4 .00% , 10/15/44 , Continuously Callable @103 .............................. 2,000 1,660
Series A , 5 .00% , 5/15/37 , Continuously Callable @100 ........................ 1,000 1,022
Series A , 5 .00% , 5/15/45 , Continuously Callable @100 ........................ 1,000 1,003
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 1,000 872
Series C , 4 .00% , 2/15/41 , Continuously Callable @100 ........................ 955 938
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 45 47
Metropolitan Pier & Exposition Authority Revenue , 5 .00% , 6/15/50 , Continuously Callable
@100 ........................................................... 2,500 2,602
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.) , Series B ,
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 600 591
Sangamon County Water Reclamation District, GO
Series A , 4 .00% , 1/1/49 , Continuously Callable @100 ......................... 1,000 933
Series A , 5 .75% , 1/1/53 , Continuously Callable @100 ......................... 1,235 1,252
St. Clair County Community Unit School District No. 187 Cahokia, GO (INS - Assured
Guaranty Municipal Corp.) , Series A , 5 .00% , 1/1/54 , Continuously Callable @100 .... 1,000 1,060
State of Illinois, GO
5 .50% , 5/1/39 , Continuously Callable @100 ............................... 225 247
Series A , 5 .50% , 3/1/47 , Continuously Callable @100 ......................... 1,000 1,098
Series B , 4 .00% , 10/1/33 , Continuously Callable @100 ........................ 2,300 2,373
36,202
Indiana (0.7%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.) ,
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 1,000 1,003
Indiana Finance Authority Revenue
5 .25% , 3/1/54 , Continuously Callable @100 ............................... 2,000 2,145
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... 1,100 1,124
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/39 , Continuously Callable @100 1,500 1,505
5,777
Iowa (0.1%):
Iowa Tobacco Settlement Authority Revenue , Series A-2 , 4 .00% , 6/1/49 , Continuously Callable
@100 ........................................................... 1,000 945
Kansas (1.2%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 5 .00% , 6/1/42 , Continuously Callable @100 (f) ....................... 1,000 1,010
City of Lawrence Revenue
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,500 1,512
Series A , 5 .00% , 7/1/43 , Continuously Callable @100 ......................... 1,500 1,543
City of Manhattan Revenue , Series A , 4 .00% , 6/1/46 , Continuously Callable @103 ........ 1,000 880

Victory Portfolios III
Victory Growth and Tax Strategy Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
City of Wichita Revenue , Series K-96 , 4 .63% , 9/1/33 , Continuously Callable @100 ....... $ 375 $ 375
Wyandotte County-Kansas City Unified Government Tax Allocation , 5 .75% , 3/1/41 ,
Continuously Callable @103 (f) ......................................... 2,000 2,080
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A , 5 .00% , 9/1/44 , Continuously Callable @100 ......................... 1,250 1,251
Series A , 5 .00% , 9/1/45 , Continuously Callable @100 ......................... 1,000 1,006
9,657
Kentucky (0.8%):
City of Ashland Revenue , Series A , 5 .00% , 2/1/40 , Continuously Callable @100 .......... 1,000 1,021
Kentucky Bond Development Corp. Revenue , 4 .00% , 6/1/46 , Continuously Callable @100 .. 750 717
Kentucky Economic Development Finance Authority Revenue , Series A , 5 .00% , 5/15/46 ,
Continuously Callable @100 ........................................... 1,000 799
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 12/1/45 , Continuously Callable @100 .......... 1,000 1,035
Kentucky Public Energy Authority Revenue , Series B , 5 .00% , 1/1/55 .................. 1,250 1,357
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 2,000 2,053
6,982
Louisiana (1.5%):
City of Shreveport Water & Sewer Revenue , 5 .00% , 12/1/40 , Continuously Callable @100 .. 1,000 1,015
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.) , Series B , 4 .00% ,
12/1/44 , Continuously Callable @100 .................................... 500 495
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.) ,
Series C , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 1,000 1,003
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 12/1/42 , Continuously Callable @100 ............................... 1,500 1,502
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 1,000 1,026
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 1,000 1,029
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 1,000 992
Louisiana Public Facilities Authority Revenue
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,000 1,018
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 1,000 938
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.) ,
5 .25% , 6/1/51 , Pre-refunded 6/1/25 @ 100 ................................. 1,000 1,019
Parish of East Baton Rouge Capital Improvements District Revenue , 4 .00% , 8/1/44 ,
Continuously Callable @100 ........................................... 1,400 1,401
State of Louisiana Gasoline & Fuels Tax Revenue , Series C , 5 .00% , 5/1/45 , Continuously
Callable @100 ..................................................... 1,500 1,551
12,989
Maine (0.2%):
Maine Health & Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 1,000 837
Maine Health & Higher Educational Facilities Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 4 .00% , 7/1/50 , Continuously Callable @100 ........... 1,175 1,138
1,975
Maryland (0.4%):
City of Gaithersburg Revenue , 5 .13% , 1/1/42 , Continuously Callable @103 ............. 865 901
Maryland Health & Higher Educational Facilities Authority Revenue
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 1,100 1,038
5 .25% , 7/1/53 , Continuously Callable @100 ............................... 1,250 1,319
3,258
Massachusetts (1.6%):
Massachusetts Development Finance Agency Revenue
5 .00% , 4/15/40 , Continuously Callable @100 ............................... 1,000 1,002
4 .00% , 9/1/48 , Continuously Callable @100 ............................... 1,380 1,240
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,500 1,310
5 .00% , 10/1/57 , Continuously Callable @104 (f) ............................. 1,000 1,011
Series A , 5 .00% , 6/1/39 , Pre-refunded 6/1/29 @ 100 .......................... 1,000 1,109
Series A , 5 .00% , 7/1/44 , Continuously Callable @100 ......................... 1,600 1,610
Series A , 5 .50% , 7/1/44 , Continuously Callable @100 ......................... 500 478
Series B , 4 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,000 875

Victory Portfolios III
Victory Growth and Tax Strategy Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series B , 4 .00% , 7/1/50 , Continuously Callable @100 ......................... $ 850 $ 730
Series D , 5 .00% , 7/1/44 , Continuously Callable @100 ........................ 1,000 1,003
Series F , 5 .75% , 7/15/43 , Continuously Callable @100 ........................ 1,000 1,001
Series I , 5 .00% , 7/1/46 , Continuously Callable @100 ......................... 1,000 1,008
Series T1 , 3 .52% ( MUNIPSA + 60 bps ) , 7/1/49 , Continuously Callable @100 (f) (j) ..... 1,250 1,251
13,628
Michigan (1.6%):
City of Wyandotte Electric System Revenue (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 1,000 1,008
Detroit Downtown Development Authority Tax Allocation , Series A , 5 .00% , 7/1/48 ,
Continuously Callable @100 ........................................... 1,750 1,752
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program) , 5 .00% , 5/1/42 , Continuously Callable @100 ........................ 1,000 1,055
Karegnondi Water Authority Revenue , 5 .00% , 11/1/41 , Continuously Callable @100 ....... 1,000 1,031
Kentwood Economic Development Corp. Revenue , 4 .00% , 11/15/45 , Continuously Callable
@103 ........................................................... 500 434
Lincoln Consolidated School District, GO (INS - Assured Guaranty Municipal Corp.) , Series
A , 5 .00% , 5/1/40 , Continuously Callable @100 ............................. 1,250 1,279
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 5/1/45 ,
Continuously Callable @100 ........................................... 1,000 1,012
Michigan Finance Authority Revenue
4 .00% , 2/1/42 , Continuously Callable @100 ............................... 745 635
4 .00% , 9/1/45 , Continuously Callable @100 ............................... 1,000 903
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 1,490 906
5 .63% , 11/1/52 , Continuously Callable @100 ............................... 2,000 2,062
Wayne County Airport Authority Revenue , Series B , 5 .00% , 12/1/44 , Continuously Callable
@100 ........................................................... 1,000 1,003
13,080
Minnesota (0.2%):
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue
5 .00% , 11/15/44 , Pre-refunded 11/15/25 @ 100 ............................. 1,000 1,028
Series A , 5 .00% , 11/15/47 , Continuously Callable @100 ....................... 1,000 1,009
2,037
Missouri (0.9%):
Cape Girardeau County IDA Revenue , 4 .00% , 3/1/46 , Continuously Callable @100 ....... 750 743
Health & Educational Facilities Authority of the State of Missouri Revenue
5 .00% , 8/1/45 , Continuously Callable @100 ............................... 1,270 1,262
4 .00% , 2/1/48 , Continuously Callable @100 ............................... 1,500 1,342
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 480 407
5 .00% , 12/1/52 , Continuously Callable @100 ............................... 500 533
Series A , 4 .00% , 2/15/49 , Continuously Callable @100 ........................ 250 241
Missouri Development Finance Board Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 1,000 821
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/38 , Continuously Callable @100 ............................... 1,000 1,045
5 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,000 1,051
7,445
Montana (0.1%):
Montana Facility Finance Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable @100 .. 485 462
Nebraska (0.5%):
Central Plains Energy Project Revenue
Series 1 , 5 .00% , 5/1/53 , Continuously Callable @100 ......................... 2,000 2,131
Series A , 5 .00% , 9/1/42 .............................................. 1,000 1,094
Douglas County Hospital Authority No. 3 Revenue , 5 .00% , 11/1/48 , Continuously Callable
@100 ........................................................... 1,000 1,005
4,230
Nevada (0.5%):
Carson City Revenue , 5 .00% , 9/1/42 , Continuously Callable @100 ................... 1,000 1,021
Las Vegas Convention & Visitors Authority Revenue , Series C , 4 .00% , 7/1/41 , Continuously
Callable @100 ..................................................... 1,555 1,557
Las Vegas Redevelopment Agency Tax Allocation , 5 .00% , 6/15/45 , Continuously Callable
@100 ........................................................... 1,500 1,512
4,090

Victory Portfolios III
Victory Growth and Tax Strategy Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
New Hampshire (0.5%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/51 , Continuously Callable @103 ............................... $ 2,000 $ 1,696
Series A , 5 .25% , 7/1/48 , Continuously Callable @103 ......................... 1,000 1,059
Series C , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 1,000 1,042
3,797
New Jersey (2.4%):
Essex County Improvement Authority Revenue , 4 .00% , 6/15/51 , Continuously Callable @100 1,100 993
New Jersey Economic Development Authority Revenue
5 .00% , 6/15/43 , Pre-refunded 12/15/28 @ 100 .............................. 370 406
5 .00% , 6/15/43 , Continuously Callable @100 ............................... 630 658
Series A , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,000 998
Series A , 5 .00% , 6/15/47 , Continuously Callable @100 ........................ 1,000 1,028
Series B , 5 .00% , 6/15/43 , Continuously Callable @100 ........................ 1,000 1,044
Series DDD , 5 .00% , 6/15/42 , Pre-refunded 6/15/27 @ 100 ..................... 2,000 2,131
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 6/1/37 , Continuously Callable @100 .......................... 500 516
New Jersey Educational Facilities Authority Revenue , Series B , 5 .00% , 9/1/36 , Continuously
Callable @100 ..................................................... 1,000 1,034
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 4 .00% , 7/1/50 , Continuously Callable @100 ................... 1,000 991
New Jersey Health Care Facilities Financing Authority Revenue
5 .00% , 10/1/37 , Continuously Callable @100 ............................... 1,000 1,050
Series A , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 1,000 1,099
New Jersey Transportation Trust Fund Authority Revenue
5 .00% , 6/15/48 , Continuously Callable @100 ............................... 1,000 1,071
Series A , 5 .00% , 12/15/35 , Continuously Callable @100 ....................... 1,000 1,061
Series A , 12/15/38 (g) ................................................ 1,500 867
Series AA , 5 .00% , 6/15/44 , Continuously Callable @100 ...................... 1,000 1,001
Series BB , 4 .00% , 6/15/50 , Continuously Callable @100 ...................... 1,000 978
South Jersey Transportation Authority Revenue , Series A , 5 .00% , 11/1/39 , Continuously
Callable @100 ..................................................... 1,250 1,250
South Jersey Transportation Authority Revenue (INS - Build America Mutual Assurance Co.) ,
5 .25% , 11/1/52 , Continuously Callable @100 ............................... 500 544
The Atlantic County Improvement Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 4 .00% , 7/1/53 , Continuously Callable @100 .......................... 750 716
The Passaic County Improvement Authority Revenue , 5 .38% , 7/1/53 , Continuously Callable
@100 ........................................................... 500 520
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .25% , 6/1/46 , Continuously Callable
@100 ........................................................... 500 518
20,474
New Mexico (0.2%):
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/49 ,
Continuously Callable @102 ........................................... 1,500 1,345
New York (2.8%):
Build NYC Resource Corp. Revenue , Series A , 7 .00% , 4/15/53 , Continuously Callable
@100 (f) ......................................................... 1,000 1,131
City of Dunkirk, GO , 7 .50% , 7/24/25 (f) ....................................... 1,250 1,264
City of New York, GO , Series B-3 , 3 .20% , 10/1/46 , Continuously Callable @100 (h) ....... 2,480 2,480
New York City Municipal Water Finance Authority Revenue , Series DD , 3 .20% , 6/15/33 ,
Continuously Callable @100 (h) ........................................ 4,830 4,830
New York Liberty Development Corp. Revenue
5 .25% , 10/1/35 .................................................... 630 735
5 .50% , 10/1/37 .................................................... 1,500 1,806
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 1,000 924
New York State Dormitory Authority Revenue
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 1,000 967
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 750 741
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 2,000 1,836
Series A , 4 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,000 949
Series D , 4 .00% , 2/15/47 , Continuously Callable @100 ........................ 2,000 1,962

Victory Portfolios III
Victory Growth and Tax Strategy Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.) , Series 1 ,
5 .50% , 7/1/40 ..................................................... $ 1,205 $ 1,415
The Genesee County Funding Corp. Revenue , Series A , 5 .25% , 12/1/52 , Continuously Callable
@100 ........................................................... 500 521
Village of Johnson City, GO , Series C , 5 .25% , 9/27/24 ............................ 2,000 2,002
23,563
North Carolina (0.7%):
North Carolina Medical Care Commission Revenue
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,000 1,020
4 .50% , 12/1/44 , Continuously Callable @100 ............................... 2,000 2,017
5 .00% , 1/1/49 , Continuously Callable @104 ............................... 1,500 1,525
Series A , 5 .13% , 10/1/54 , Continuously Callable @100 ........................ 1,500 1,534
6,096
North Dakota (0.4%):
City of Grand Forks Revenue , 4 .00% , 12/1/51 , Continuously Callable @100 ............ 1,450 1,254
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 1,000 994
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.) , Series
A , 4 .00% , 6/1/51 , Continuously Callable @100 ............................. 1,000 947
3,195
Ohio (1.0%):
County of Hamilton Revenue , Series A , 5 .75% , 1/1/53 , Continuously Callable @103 ...... 500 532
County of Ross Revenue , 5 .00% , 12/1/49 , Continuously Callable @100 ................ 2,420 2,504
County of Warren Revenue , Series A , 4 .00% , 7/1/45 , Continuously Callable @100 ........ 735 683
Northeast Ohio Medical University Revenue (INS - Build America Mutual Assurance Co.) ,
5 .00% , 12/1/43 , Continuously Callable @100 ............................... 775 821
Ohio Higher Educational Facility Commission Revenue
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 750 678
5 .25% , 1/1/52 , Continuously Callable @100 ............................... 1,000 1,042
4 .00% , 10/1/52 , Continuously Callable @100 ............................... 2,000 1,829
Southeastern Ohio Port Authority Revenue , 5 .00% , 12/1/43 , Continuously Callable @100 ... 750 714
8,803
Oklahoma (0.4%):
Oklahoma Development Finance Authority Revenue , Series B , 5 .50% , 8/15/57 , Continuously
Callable @100 ..................................................... 1,000 1,031
Oklahoma Municipal Power Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series A , 4 .00% , 1/1/47 , Continuously Callable @100 ......................... 1,000 982
Pontotoc County Educational Facilities Authority Revenue , 4 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 500 458
Tulsa County Industrial Authority Revenue , 5 .25% , 11/15/37 , Continuously Callable @102 .. 750 769
3,240
Oregon (0.5%):
Medford Hospital Facilities Authority Revenue , Series A , 4 .00% , 8/15/50 , Continuously
Callable @100 ..................................................... 1,000 945
Oregon State Facilities Authority Revenue , Series A , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,000 856
Salem Hospital Facility Authority Revenue
4 .00% , 5/15/47 , Continuously Callable @103 ............................... 1,000 835
5 .00% , 5/15/53 , Continuously Callable @102 ............................... 1,250 1,217
3,853
Pennsylvania (4.7%):
Adams County General Authority Revenue , 4 .00% , 8/15/45 , Continuously Callable @100 ... 1,455 1,360
Allegheny County Hospital Development Authority Revenue
Series A , 4 .00% , 7/15/39 , Continuously Callable @100 ........................ 1,185 1,191
Series A , 5 .00% , 4/1/47 , Continuously Callable @100 ......................... 2,000 2,034
Berks County IDA Revenue
5 .00% , 5/15/43 , Pre-refunded 5/15/25 @ 102 ............................... 350 363
5 .00% , 11/1/50 , Continuously Callable @100 ............................... 1,500 1,087
Bucks County IDA Revenue , 4 .00% , 8/15/44 , Continuously Callable @100 ............. 1,000 957
Butler County Hospital Authority Revenue , 5 .00% , 7/1/39 , Continuously Callable @100 .... 1,665 1,657
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.) , 4 .00% ,
6/1/44 , Continuously Callable @100 ..................................... 1,500 1,448
Central Bradford Progress Authority Revenue , Series B , 4 .00% , 12/1/51 , Continuously
Callable @100 ..................................................... 2,000 1,883

Victory Portfolios III
Victory Growth and Tax Strategy Fund
16
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Chester County IDA Revenue , 5 .00% , 10/1/44 , Continuously Callable @100 ............ $ 1,000 $ 1,000
Commonwealth of Pennsylvania Certificate of Participation , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,031
Lancaster County Hospital Authority Revenue , 5 .00% , 11/1/35 , Continuously Callable @100 1,000 1,005
Lancaster IDA Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ................. 500 440
Latrobe IDA Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 ................... 800 643
Lehigh County General Purpose Authority Revenue , 5 .25% , 2/1/54 , Continuously Callable
@100 ........................................................... 1,400 1,481
Montgomery County IDA Revenue
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 625 563
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 825 713
Series A , 5 .25% , 1/15/45 , Pre-refunded 1/15/25 @ 100 ........................ 1,000 1,009
Series C , 4 .00% , 11/15/43 , Continuously Callable @103 ....................... 600 571
Northampton County General Purpose Authority Revenue
4 .00% , 8/15/40 , Continuously Callable @100 ............................... 1,000 946
5 .00% , 8/15/43 , Continuously Callable @100 ............................... 1,000 1,024
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 2,500 2,543
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/46 , Continuously Callable @103 ............................... 1,000 935
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 1,000 934
Pennsylvania Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/15/46 ,
Continuously Callable @100 ........................................... 1,575 1,420
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series B , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 1,000 1,047
Series B , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 1,000 966
Pennsylvania Turnpike Commission Revenue
Series A-1 , 5 .00% , 12/1/46 , Continuously Callable @100 ...................... 1,000 1,007
Series A-1 , 5 .00% , 12/1/47 , Continuously Callable @100 ...................... 1,000 1,031
Philadelphia IDA Revenue , 5 .00% , 8/1/50 , Continuously Callable @100 ............... 1,050 1,065
Reading School District, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 3/1/38 ,
Continuously Callable @100 ........................................... 1,500 1,553
The School District of Philadelphia, GO
Series A , 5 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,000 1,050
Series A , 4 .00% , 9/1/46 , Continuously Callable @100 ......................... 1,000 975
Series F , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,024
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.) , 4 .00% ,
4/15/49 , Continuously Callable @100 .................................... 1,500 1,497
39,453
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue , Series 2015-A , 6 .85% , 10/1/24 ,
Continuously Callable @100 ........................................... 20 20
Rhode Island Turnpike & Bridge Authority Revenue , Series A , 5 .00% , 10/1/40 , Continuously
Callable @100 ..................................................... 1,000 1,017
1,037
South Carolina (0.5%):
Patriots Energy Group Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 ..... 1,100 1,033
South Carolina Jobs-Economic Development Authority Revenue
5 .00% , 11/15/47 , Continuously Callable @103 .............................. 1,000 1,021
4 .00% , 4/1/49 , Continuously Callable @103 ............................... 620 507
5 .25% , 2/1/53 , Continuously Callable @100 ............................... 750 815
South Carolina Public Service Authority Revenue , Series B , 5 .25% , 12/1/54 , Continuously
Callable @100 ..................................................... 1,000 1,084
4,460
Tennessee (1.1%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/37 , Continuously
Callable @100 ..................................................... 1,500 1,560
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 1,465 1,479
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 500 505
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 855
Series A , 5 .00% , 10/1/45 , Continuously Callable @100 ........................ 1,000 1,001
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , Continuously Callable @100 ......... 2,500 2,733

Victory Portfolios III
Victory Growth and Tax Strategy Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
The Metropolitan Nashville Airport Authority Revenue , Series A , 4 .00% , 7/1/49 , Continuously
Callable @100 ..................................................... $ 1,000 $ 987
9,120
Texas (7.0%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund) ,
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 2,165 2,158
Bexar County Health Facilities Development Corp. Revenue , 5 .00% , 7/15/37 , Continuously
Callable @104 ..................................................... 1,000 989
Central Texas Regional Mobility Authority Revenue , 4 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 1,000 943
Central Texas Turnpike System Revenue , Series C , 5 .00% , 8/15/42 , Continuously Callable
@100 ........................................................... 1,000 1,004
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 2/15/48 , Continuously Callable @100 ............................... 1,000 1,029
City of Arlington Tax Allocation , 4 .00% , 8/15/50 , Continuously Callable @100 .......... 1,700 1,452
City of Houston Hotel Occupancy Tax & Special Revenue
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 9/1/40 , Continuously Callable @100 ............................... 1,000 1,001
City of Irving Revenue , 5 .00% , 8/15/43 , Continuously Callable @100 ................. 1,000 1,007
City of Laredo Waterworks & Sewer System Revenue , 4 .00% , 3/1/41 , Continuously Callable
@100 ........................................................... 1,000 1,000
City of Lewisville Special Assessment (INS - ACA Financial Guaranty Corp.) , 5 .80% , 9/1/25 1,530 1,575
Clifton Higher Education Finance Corp. Revenue , 4 .25% , 8/15/52 , Continuously Callable
@100 ........................................................... 1,500 1,471
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5 .00% , 8/15/39 , Continuously Callable @100 ............................... 1,000 1,002
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 1,000 972
4 .25% , 4/1/53 , Continuously Callable @100 ............................... 3,250 3,163
County of Bexar Revenue , 4 .00% , 8/15/44 , Continuously Callable @100 ............... 1,500 1,427
Greater Texas Cultural Education Facilities Finance Corp. Revenue , 4 .00% , 3/1/50 ,
Continuously Callable @100 ........................................... 1,000 927
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 1,000 948
Harris County Hospital District Revenue , 4 .00% , 2/15/42 , Continuously Callable @100 .... 1,000 961
Hidalgo County Regional Mobility Authority Revenue
Series A , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 735 725
Series B , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 700 673
Houston Higher Education Finance Corp. Revenue , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,100 927
Martin County Hospital District, GO , 4 .00% , 4/1/36 , Continuously Callable @100 ........ 350 354
Matagorda County Navigation District No. 1 Revenue , Series B-2 , 4 .00% , 6/1/30 ,
Continuously Callable @100 ........................................... 1,000 1,000
Mesquite Health Facilities Development Corp. Revenue , 0.00% , 2/15/35 , Continuously
Callable @100 (i) ................................................... 338 4
New Hope Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 4/1/47 , Pre-
refunded 4/1/25 @ 100 ............................................... 1,600 1,620
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A1 , 5 .00% , 7/1/38 , Continuously Callable @100 .......... 225 233
North Texas Tollway Authority Revenue , Series B , 5 .00% , 1/1/45 , Continuously Callable
@100 ........................................................... 1,000 1,003
Port of Port Arthur Navigation District Revenue
Series A , 2 .85% , 4/1/40 , Continuously Callable @100 (h) ...................... 8,750 8,750
Series B , 2 .85% , 4/1/40 , Continuously Callable @100 (h) ...................... 2,200 2,200
Series C , 2 .90% , 4/1/40 , Continuously Callable @100 (h) ...................... 7,400 7,400
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
2/15/43 , Continuously Callable @100 .................................... 1,000 1,038
San Antonio Education Facilities Corp. Revenue , 4 .00% , 4/1/54 , Continuously Callable @100 1,000 769
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/46 , Continuously Callable @100 .............................. 1,000 998
Series A , 0.00% , 11/15/45 , Continuously Callable @100 (i) ..................... 818 22
Series A , 5 .00% , 7/1/53 , Continuously Callable @100 ......................... 750 789
Series B , 0.00% , 11/15/36 , Continuously Callable @100 (i) ..................... 818 22
Series B , 5 .00% , 11/15/46 , Continuously Callable @100 ....................... 1,935 1,901

Victory Portfolios III
Victory Growth and Tax Strategy Fund
18
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series B , 5 .00% , 7/1/48 , Continuously Callable @100 ......................... $ 2,960 $ 3,050
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/27 .......... 1,375 1,435
58,943
Utah (0.6%):
Military Installation Development Authority Revenue , Series A-1 , 4 .00% , 6/1/41 , Continuously
Callable @103 ..................................................... 500 454
Utah Charter School Finance Authority Revenue
4 .00% , 4/15/52 , Continuously Callable @100 ............................... 3,000 2,664
4 .50% , 10/15/52 , Continuously Callable @100 .............................. 1,000 968
Series A , 4 .00% , 10/15/46 , Continuously Callable @100 ....................... 860 792
4,878
Vermont (0.2%):
Vermont Economic Development Authority Revenue , 4 .00% , 5/1/45 , Continuously Callable
@103 ........................................................... 1,000 895
Vermont Educational & Health Buildings Financing Agency Revenue , 5 .00% , 10/15/46 ,
Continuously Callable @100 ........................................... 1,000 972
1,867
Virginia (0.1%):
Alexandria IDA Revenue , 5 .00% , 10/1/45 , Pre-refunded 10/1/25 @ 100 ................ 1,000 1,025
Washington (0.7%):
King County Public Hospital District No. 2, GO , Series A , 4 .00% , 12/1/41 , Continuously
Callable @100 ..................................................... 1,000 991
Washington Health Care Facilities Authority Revenue
4 .00% , 7/1/42 , Continuously Callable @100 ............................... 1,000 892
Series A , 5 .00% , 1/1/47 , Pre-refunded 1/1/27 @ 100 .......................... 1,000 1,055
Washington Higher Education Facilities Authority Revenue , 4 .00% , 5/1/45 , Continuously
Callable @100 ..................................................... 1,100 1,022
Washington State Housing Finance Commission Revenue
5 .00% , 1/1/38 , Continuously Callable @102 (f) .............................. 1,000 959
Series A , 5 .00% , 7/1/48 , Continuously Callable @103 ......................... 1,000 1,043
Series A-1 , 3 .50% , 12/20/35 ........................................... 285 270
6,232
West Virginia (0.5%):
West Virginia Hospital Finance Authority Revenue
4 .00% , 1/1/38 , Continuously Callable @100 ............................... 1,500 1,421
Series A , 4 .38% , 6/1/53 , Continuously Callable @100 ......................... 3,000 2,954
4,375
Wisconsin (1.8%):
Public Finance Authority Revenue
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,000 1,059
5 .00% , 1/1/42 , Continuously Callable @103 (f) .............................. 600 571
4 .00% , 1/1/45 , Continuously Callable @100 ............................... 1,440 1,374
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 1,000 882
4 .00% , 2/1/51 , Continuously Callable @100 ............................... 1,000 734
Series A , 5 .25% , 3/1/47 , Continuously Callable @100 ......................... 2,000 2,091
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 1,000 927
Series A , 5 .25% , 10/1/48 , Continuously Callable @100 ........................ 1,500 1,459
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 1,500 1,357
Series A , 4 .00% , 7/1/51 , Continuously Callable @100 ......................... 880 763
Series A , 5 .75% , 7/1/53 , Continuously Callable @100 (f) ....................... 1,500 1,632
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 600 619
University of Wisconsin Hospitals & Clinics Revenue , Series A , 4 .25% , 4/1/52 , Continuously
Callable @100 ..................................................... 500 500
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 600 489
4 .00% , 1/1/57 , Continuously Callable @103 ............................... 1,000 753
15,210
Total Municipal Bonds (Cost $456,510)
a
a
a
433,505

Victory Portfolios III
Victory Growth and Tax Strategy Fund
19
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Collateral for Securities Loaned (0.0%)^(d)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .18% (k) ........ 30,068 $ 30
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .20% (k) ............ 30,068 30
Invesco Government & Agency Portfolio, Institutional Shares , 5 .18% (k) ............... 30,068 30
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .19% (k) . 30,068 30
Total Collateral for Securities Loaned (Cost $120)
a
a
a
120
Total Investments (Cost $519,994) — 99.6% 840,391
Other assets in excess of liabilities — 0.4% 3,459
NET ASSETS - 100.00% $ 843,850
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rounds to less than $1 thousand.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of August 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2024, the fair value of these securities was
$16,787 (thousands) and amounted to 2.0% of net assets.
(g) Zero-coupon bond.
(h) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2024.
(k) Rate disclosed is the daily yield on August 31, 2024.
AMBAC
—
American Municipal Bond Assurance Corporation
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
CVR
—
Contingent Value Right
GO
—
General Obligation
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
MUNIPSA
—
SIFMA Municipal Swap Index Yield
PLC
—
Public Limited Company
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
August 31, 2024
20
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Growth
and Tax Strategy
Fund
Assets:
Investments, at value (Cost $519,994) $ 840,391 (a)
Cash 1,144
Receivables:
Interest and dividends 5,431
Capital shares issued 176
From Adviser 8
Prepaid expenses 51
Total Assets 847,201
Liabilities:
Payables:
Collateral received on loaned securities 120
Investments purchased 2,146
Capital shares redeemed 677
Accrued expenses and other payables:
Investment advisory fees 187
Administration fees 103
Custodian fees 5
Transfer agent fees 51
Compliance fees 1
Trustees' fees 1
12b-1 fees 8
Other accrued expenses 52
Total Liabilities 3,351
Commitments and contingencies (Note 4 )
Net Assets:
Capital 521,053
Total accumulated earnings (loss) 322,797
Net Assets $ 843,850
Net Assets:
Fund Shares $ 723,980
Institutional Shares 87,982
Class A 18,075
Class C 13,813
Total $ 843,850
Shares (unlimited number of shares authorized with no par value):
Fund Shares 26,245
Institutional Shares 3,193
Class A 658
Class C 507
Total 30,603
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 27 .58
Institutional Shares 27 .56
Class A 27 .49
Class C(c) 27 .25
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 28 .12
(a) Includes $116 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended August 31, 2024
21
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Growth
and Tax Strategy
Fund
Investment Income:
Dividends $ 2,472
Interest 8,215
Securities lending (net of fees) — (a)
Foreign tax withholding (1)
Total Income 10,686
Expenses:
Investment advisory fees 1,081
Administration fees — Fund Shares 531
Administration fees — Institutional Shares 42
Administration fees — Class A 14
Administration fees — Class C 10
Sub-Administration fees 23
12b-1 fees — Class A 24
12b-1 fees — Class C 65
Custodian fees 19
Transfer agent fees — Fund Shares 193
Transfer agent fees — Institutional Shares 44
Transfer agent fees — Class A 10
Transfer agent fees — Class C 7
Trustees' fees 23
Compliance fees 3
Legal and audit fees 33
State registration and filing fees 53
Other expenses 55
Recoupment of prior expenses waived/reimbursed by Adviser 1
Total Expenses 2,231
Less fees paid indirectly (9)
Expenses waived/reimbursed by Adviser (28)
Net Expenses 2,194
Net Investment Income (Loss) 8,492
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 8,871
Net change in unrealized appreciation/depreciation on investment securities 43,033
Net realized/unrealized gains (losses) on investments 51,904
Change in net assets resulting from operations $ 60,396
(a) Rounds to less than $1 thousand.

22
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 8,492 $ 16,814 $ 11,862
Net realized gains (losses) 8,871 6,625 (11,758)
Net change in unrealized appreciation/depreciation 43,033 96,426 (26,866)
Change in net assets resulting from operations 60,396 119,865 (26,762)
Distributions to Shareholders:
Fund Shares (10,297) (14,475) (7,923)
Institutional Shares (1,196) (1,381) (707)
Class A (251) (258) (85)
Class C (123) (95) (29)
Change in net assets resulting from distributions to shareholders (11,867) (16,209) (8,744)
Change in net assets resulting from capital transactions (2,472) 4,135 (48,469)
Change in net assets 46,057 107,791 (83,975)
Net Assets:
Beginning of period 797,793 690,002 773,977
End of period $ 843,850 $ 797,793 $ 690,002
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

23
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 30,276 $ 48,861 $ 34,967
Distributions reinvested 9,824 13,802 7,580
Cost of shares redeemed (43,379) (88,528) (84,580)
Total Fund Shares $ (3,279) $ (25,865) $ (42,033)
Institutional Shares
Proceeds from shares issued $ 7,179 $ 34,281 $ 10,544
Distributions reinvested 356 434 238
Cost of shares redeemed (4,424) (16,350) (19,986)
Total Institutional Shares $ 3,111 $ 18,365 $ (9,204)
Class A
Proceeds from shares issued $ 5,172 $ 12,759 $ 7,729
Distributions reinvested 131 181 62
Cost of shares redeemed (8,440) (6,643) (5,346)
Total Class A $ (3,137) $ 6,297 $ 2,445
Class C
Proceeds from shares issued $ 1,479 $ 6,268 $ 1,089
Distributions reinvested 113 82 25
Cost of shares redeemed (759) (1,012) (791)
Total Class C $ 833 $ 5,338 $ 323
Change in net assets resulting from capital transactions $ (2,472) $ 4,135 $ (48,469)
Share Transactions:
Fund Shares
Issued 1,142 2,036 1,551
Reinvested 371 591 343
Redeemed (1,630) (3,711) (3,785)
Total Fund Shares (117) (1,084) (1,891)
Institutional Shares
Issued 272 1,439 468
Reinvested 13 19 11
Redeemed (166) (687) (901)
Total Institutional Shares 119 771 (422)
Class A
Issued 197 530 347
Reinvested 5 8 3
Redeemed (322) (285) (238)
Total Class A (120) 253 112
Class C
Issued 57 263 50
Reinvested 4 4 1
Redeemed (29) (43) (36)
Total Class C 32 224 15
Change in Shares (86) 164 (2,186)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Fund Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of
Period $26.01 $22.61 $23.66 $25.25 $20.96 $20.18 $19.77
Investment Activities:
Net investment income (loss) 0.28(b) 0.55(b) 0.38(b) 0.42(b) 0.43(b) 0.47(b) 0.47
Net realized and unrealized
gains (losses) 1.68 3.38 (1.15) (1.60) 4.29 0.77 0.47
Total from Investment
Activities 1.96 3.93 (0.77) (1.18) 4.72 1.24 0.94
Distributions to Shareholders
from:
Net investment income (0.39) (0.53) (0.28) (0.41) (0.43) (0.46) (0.48)
Net realized gains — — — — — — (0.05)
Total Distributions (0.39) (0.53) (0.28) (0.41) (0.43) (0.46) (0.53)
Net Asset Value, End of Period $27.58 $26.01 $22.61 $23.66 $25.25 $20.96 $20.18
Total Return(c)(d) 7.61% 17.68% (3.24)% (4.80)% 22.79% 6.25% 4.83%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.50%(i) 0.51%(i) 0.54% 0.58% 0.59% 0.57% 0.60%
Net Investment Income
(Loss)(e) 2.09% 2.31% 2.26% 1.64% 1.86% 2.25% 2.44%
Gross Expenses(e)(h) 0.51%(i) 0.51%(i) 0.54% 0.58% 0.59% 0.57% 0.60%
Supplemental Data:
Net Assets at end of period
(000's) $723,980 $685,562 $620,529 $694,234 $701,841 $593,579 $526,320
Portfolio Turnover(c)(j) 4% 13% 15% 14% 11% 34%(k) 7%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects an overall increase in purchases and sales of securities.

25
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Institutional Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $25.98 $22.59 $23.65 $25.24 $21.05
Investment Activities:
Net investment income (loss)(c) 0.27 0.54 0.38 0.42 0.40
Net realized and unrealized gains (losses) 1.70 3.38 (1.16) (1.60) 4.12
Total from Investment Activities 1.97 3.92 (0.78) (1.18) 4.52
Distributions to Shareholders from:
Net investment income (0.39) (0.53) (0.28) (0.41) (0.33)
Total Distributions (0.39) (0.53) (0.28) (0.41) (0.33)
Net Asset Value, End of Period $27.56 $25.98 $22.59 $23.65 $25.24
Total Return(d)(e) 7.64% 17.63% (3.28)% (4.79)% 21.62%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.54%(j) 0.54%(j) 0.55% 0.57% 0.56%
Net Investment Income (Loss)(f) 2.05% 2.28% 2.25% 1.65% 1.80%
Gross Expenses(f)(i) 0.55%(j) 0.54%(j) 0.57% 0.57% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $87,982 $79,867 $52,018 $64,446 $55,541
Portfolio Turnover(d)(k) 4% 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Class A
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $25.92 $22.54 $23.59 $25.22 $21.05
Investment Activities:
Net investment income (loss)(c) 0.24 0.47 0.33 0.36 0.31
Net realized and unrealized gains (losses) 1.68 3.37 (1.16) (1.62) 4.16
Total from Investment Activities 1.92 3.84 (0.83) (1.26) 4.47
Distributions to Shareholders from:
Net investment income (0.35) (0.46) (0.22) (0.37) (0.30)
Total Distributions (0.35) (0.46) (0.22) (0.37) (0.30)
Net Asset Value, End of Period $27.49 $25.92 $22.54 $23.59 $25.22
Total Return (excludes sales charge)(d)(e) 7.46% 17.29% (3.50)% (5.10)% 21.35%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.83%(j) 0.83%(j) 0.85% 0.86% 0.86%
Net Investment Income (Loss)(f) 1.76% 1.98% 1.97% 1.42% 1.38%
Gross Expenses(f)(i) 0.94%(j) 0.93%(j) 1.06% 1.03% 13.45%
Supplemental Data:
Net Assets at end of period (000's) $18,075 $20,154 $11,836 $9,754 $525
Portfolio Turnover(d)(k) 4% 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Class C
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $25.70 $22.40 $23.46 $25.12 $21.05
Investment Activities:
Net investment income (loss)(c) 0.13 0.29 0.20 0.17 0.16
Net realized and unrealized gains (losses) 1.67 3.33 (1.14) (1.60) 4.13
Total from Investment Activities 1.80 3.62 (0.94) (1.43) 4.29
Distributions to Shareholders from:
Net investment income (0.25) (0.32) (0.12) (0.23) (0.22)
Total Distributions (0.25) (0.32) (0.12) (0.23) (0.22)
Net Asset Value, End of Period $27.25 $25.70 $22.40 $23.46 $25.12
Total Return (excludes contingent deferred sales charge)(d)(e) 7.06% 16.36% (3.99)% (5.78)% 20.47%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 1.58%(j) 1.58%(j) 1.59% 1.61% 1.60%
Net Investment Income (Loss)(f) 1.01% 1.24% 1.21% 0.66% 0.70%
Gross Expenses(f)(i) 1.76%(j) 1.76%(j) 1.89% 1.67% 5.63%
Supplemental Data:
Net Assets at end of period (000's) $13,813 $12,210 $5,619 $5,543 $1,221
Portfolio Turnover(d)(k) 4% 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
28
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Growth and Tax Strategy Fund Growth and Tax Strategy Fund Fund Shares, Institutional Shares,
Class A, and Class C

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
29
(Unaudited)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral
Level 1 Level 2 Level 3 Total
Growth and Tax Strategy Fund
Common Stocks ............................................... $ 406,765 $ — $ — $ 406,765
Rights ...................................................... — — 1 1
Municipal Bonds .............................................. — 433,505 — 433,505
Collateral for Securities Loaned ................................... 120 — — 120
Total ....................................................... $ 406,885 $ 433,505 $ 1 $ 840,391

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
30
(Unaudited)
is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2024.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Growth and Tax Strategy Fund ....................................... $ 116 $ — $ 120
Excluding U.S. Government
Securities
Purchases Sales
Growth and Tax Strategy Fund ................................................................ $ 32,859 $ 35,172

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
31
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.30% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Composite Index which is comprised of 51% of the Lipper General & Insured Municipal Bond Funds Index and 49% of the
Lipper Large-Cap Core Funds Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Composite Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class C, respectively. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Growth and Tax Strategy Fund Fund Shares
Institutional
Shares Class A Class C
in thousands $ (137) $ (13) $ (3) $ (2)
as annual % rate (0.04)% (0.03)% (0.03)% (0.03)%

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
32
(Unaudited)
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class C are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A and Class C. Amounts incurred and paid to the Distributor for the six months ended  August 31, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2024, the Distributor received $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024.
For the six months ended August 31, 2024, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2025.
In effect until June 30, 2025
Fund Shares Institutional Shares Class A Class C
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.61% 0.57% 0.86% 1.61%
Amount
Growth and Tax Strategy Fund ........................................................................... $ 1
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Growth and Tax Strategy Fund ............................... $ 6 $ 32 $ 30 $ 28 $ 96

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
33
(Unaudited)
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.  Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
34
(Unaudited)
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
Growth and Tax Strategy Fund ............................................ $ (9,593) $ — $ (9,593)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23403-1024

August 31, 2024
Semi-Annual: Full Financials
Victory International Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
20
Statement of Operations
21
Statements of Changes in Net Assets
22
Financial Highlights
24
Notes to Financial Statements 27

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory International Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.9%)
Australia (5.4%):
Consumer Discretionary (1.0%):
ARB Corp. Ltd. (a) ...................................................... 74,218 $ 2,136
Aristocrat Leisure Ltd. ................................................... 548,690 20,248
Breville Group Ltd. ..................................................... 73,776 1,675
PWR Holdings Ltd. ..................................................... 346,465 2,147
26,206
Energy (0.1%):
Woodside Energy Group Ltd. .............................................. 89,383 1,637
Financials (1.0%):
AUB Group Ltd. ....................................................... 109,283 2,311
Macquarie Group Ltd. ................................................... 118,824 17,291
National Australia Bank Ltd. ............................................... 187,939 4,843
QBE Insurance Group Ltd. (a) .............................................. 168,473 1,796
Steadfast Group Ltd. .................................................... 193,651 847
27,088
Health Care (0.6%):
CSL Ltd. ............................................................. 73,985 15,361
Industrials (0.3%):
Brambles Ltd. ......................................................... 193,128 2,380
Cleanaway Waste Management Ltd. (a) ........................................ 435,456 845
Johns Lyng Group Ltd. ................................................... 667,295 1,687
NRW Holdings Ltd. ..................................................... 839,032 2,017
Qantas Airways Ltd. (a) ................................................... 487,445 2,205
9,134
Information Technology (0.1%):
Technology One Ltd. .................................................... 169,497 2,627
Materials (1.6%):
BHP Group Ltd. ........................................................ 969,081 26,676
Capricorn Metals Ltd. (a) .................................................. 609,145 2,441
Gold Road Resources Ltd. (a) .............................................. 1,184,961 1,290
Imdex Ltd. ............................................................ 1,109,711 1,691
Northern Star Resources Ltd. (a) ............................................ 233,273 2,381
Ramelius Resources Ltd. (a) ............................................... 2,187,716 3,239
Rio Tinto Ltd. ......................................................... 40,489 3,031
Westgold Resources Ltd. (a) ................................................ 1,314,873 2,635
43,384
Real Estate (0.7%):
Charter Hall Group ...................................................... 174,331 1,697
Goodman Group ....................................................... 107,307 2,420
Scentre Group (a) ....................................................... 6,684,407 15,485
19,602
145,039
Austria (0.5%):
Energy (0.0%):(b)
Schoeller-Bleckmann Oilfield Equipment AG ................................... 21,999 795
Financials (0.4%):
BAWAG Group AG (c) ................................................... 56,451 4,319
Erste Group Bank AG .................................................... 91,319 4,998
9,317
Industrials (0.1%):
ANDRITZ AG ......................................................... 54,298 3,579

Victory Portfolios III
Victory International Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.0%):(b)
ams-OSRAM AG (a) ..................................................... 587,760 $ 727
14,418
Belgium (1.1%):
Communication Services (0.0%):(b)
Proximus SADP ........................................................ 146,263 1,101
Financials (0.1%):
Ageas SA ............................................................ 62,065 3,190
Information Technology (0.5%):
Melexis NV ........................................................... 141,822 12,827
Materials (0.5%):
Solvay SA , Class A ..................................................... 272,879 9,545
Titan Cement International SA ............................................. 81,619 2,855
12,400
29,518
Brazil (0.9%):
Communication Services (0.1%):
Telefonica Brasil SA ..................................................... 324,438 2,984
Consumer Discretionary (0.1%):
Lojas Renner SA ....................................................... 630,301 1,903
Consumer Staples (0.1%):
Ambev SA ............................................................ 1,101,851 2,514
Atacadao SA (a) ........................................................ 796,412 1,268
3,782
Energy (0.2%):
PRIO SA ............................................................. 226,700 1,884
Raizen SA , Preference Shares .............................................. 2,920,800 1,664
Ultrapar Participacoes SA ................................................. 165,457 686
4,234
Financials (0.3%):
Banco Bradesco SA , ADR ................................................ 1,447,497 4,024
Banco do Brasil SA ..................................................... 465,100 2,321
Caixa Seguridade Participacoes S/A .......................................... 173,201 502
6,847
Utilities (0.1%):
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ........................ 118,014 1,984
Equatorial Energia SA ................................................... 262,400 1,592
3,576
23,326
Canada (2.4%):
Consumer Discretionary (0.1%):
Linamar Corp. ......................................................... 31,392 1,472
Energy (0.5%):
ARC Resources Ltd. ..................................................... 196,103 3,630
Headwater Exploration, Inc. ............................................... 364,766 1,854
Pason Systems, Inc. ..................................................... 248,466 2,639
Suncor Energy, Inc. (d) ................................................... 56,405 2,288
Trican Well Service Ltd. .................................................. 788,924 2,962
13,373
Financials (0.7%):
Canadian Imperial Bank of Commerce ........................................ 45,693 2,671
Fairfax Financial Holdings Ltd. ............................................. 4,682 5,653

Victory Portfolios III
Victory International Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
National Bank of Canada ................................................. 40,884 $ 3,747
Sprott, Inc. ........................................................... 57,464 2,345
The Toronto-Dominion Bank ............................................... 49,266 2,952
Trisura Group Ltd. (a) .................................................... 55,921 1,736
19,104
Industrials (0.6%):
Calian Group Ltd. ...................................................... 44,138 1,484
Element Fleet Management Corp. ........................................... 216,139 4,483
Finning International, Inc. ................................................. 61,542 1,827
Hammond Power Solutions, Inc. ............................................ 21,033 1,955
MDA Space Ltd. (a) ..................................................... 154,857 1,822
Russel Metals, Inc. ...................................................... 52,377 1,463
Savaria Corp. .......................................................... 142,207 2,104
15,138
Information Technology (0.0%):(b)
Celestica, Inc. (a) ....................................................... 3,129 159
Materials (0.5%):
Alamos Gold, Inc. ...................................................... 16,438 317
Barrick Gold Corp. ...................................................... 172,472 3,483
Dundee Precious Metals, Inc. .............................................. 283,234 2,760
Lundin Mining Corp. .................................................... 234,097 2,429
Stella-Jones, Inc. ....................................................... 45,583 3,139
Teck Resources Ltd. , Class B .............................................. 55,052 2,636
14,764
64,010
Chile (0.1%):
Consumer Staples (0.1%):
Cencosud SA .......................................................... 999,609 2,025
China (1.7%):
Communication Services (0.7%):
Baidu, Inc. , Class SW (a) .................................................. 263,807 2,783
Kuaishou Technology , Class W (a) (c) ......................................... 330,600 1,687
Tencent Holdings Ltd. ................................................... 283,100 13,731
18,201
Consumer Discretionary (0.5%):
Alibaba Group Holding Ltd. , Class W ........................................ 198,655 2,059
BYD Co. Ltd. ......................................................... 66,500 2,037
Dongfeng Motor Group Co. Ltd. , Class H (a) ................................... 1,466,065 394
Fuyao Glass Industry Group Co. Ltd. , Class H (c) ................................ 299,600 1,713
Meituan , Class W (a) (c) ................................................... 181,000 2,739
MINISO Group Holding Ltd. , ADR .......................................... 85,244 1,400
Trip.com Group Ltd. (a) ................................................... 38,650 1,821
12,163
Consumer Staples (0.1%):
China Mengniu Dairy Co. Ltd. ............................................. 147,000 248
Giant Biogene Holding Co. Ltd. (c) .......................................... 330,200 1,743
1,991
Financials (0.3%):
Agricultural Bank of China Ltd. , Class H ...................................... 3,656,000 1,610
Bank of China Ltd. , Class H ............................................... 5,163,000 2,333
China Construction Bank Corp. , Class H ...................................... 2,991,000 2,100
PICC Property & Casualty Co. Ltd. , Class H ................................... 2,004,000 2,596
8,639
Industrials (0.1%):
China Railway Group Ltd. , Class H .......................................... 3,936,000 1,818

Victory Portfolios III
Victory International Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Sinotruk Hong Kong Ltd. ................................................. 760,000 $ 1,896
3,714
Materials (0.0%):(b)
Anhui Conch Cement Co. Ltd. , Class H ....................................... 575,000 1,241
45,949
Denmark (3.4%):
Consumer Discretionary (0.8%):
Pandora A/S .......................................................... 124,094 21,738
Financials (0.0%):(b)
Jyske Bank A/S , Registered Shares .......................................... 3,072 247
Health Care (2.5%):
Novo Nordisk A/S , Class B ................................................ 480,897 66,808
Industrials (0.1%):
INVISIO AB .......................................................... 114,337 2,685
91,478
Finland (0.3%):
Consumer Discretionary (0.1%):
Harvia Oyj ........................................................... 50,536 2,403
Marimekko Oyj ........................................................ 72,030 996
3,399
Health Care (0.1%):
Revenio Group Oyj ..................................................... 55,069 2,048
Information Technology (0.1%):
Nokia Oyj ............................................................ 778,280 3,430
8,877
France (8.4%):
Communication Services (0.3%):
Orange SA ............................................................ 327,074 3,730
Publicis Groupe SA ..................................................... 40,021 4,414
8,144
Consumer Discretionary (1.8%):
Accor SA ............................................................ 3,978 168
La Francaise des Jeux SAEM (c) ............................................ 315,139 12,846
LVMH Moet Hennessy Louis Vuitton SE ...................................... 35,235 26,224
Renault SA ........................................................... 104,899 4,975
Trigano SA ........................................................... 13,740 1,608
Valeo SE ............................................................. 145,543 1,550
47,371
Consumer Staples (1.2%):
Carrefour SA .......................................................... 229,525 3,698
L'Oreal SA ........................................................... 63,716 27,953
31,651
Energy (0.7%):
Gaztransport Et Technigaz SA .............................................. 44,925 6,609
Technip Energies NV .................................................... 156,783 3,730
TotalEnergies SE ....................................................... 117,494 8,082
18,421
Financials (0.8%):
AXA SA ............................................................. 218,992 8,334
BNP Paribas SA ........................................................ 112,936 7,811

Victory Portfolios III
Victory International Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Societe Generale SA ..................................................... 205,415 $ 4,965
21,110
Health Care (0.1%):
EssilorLuxottica SA (a) ................................................... 8,219 1,949
Ipsen SA ............................................................. 13,932 1,689
3,638
Industrials (1.7%):
Cie de Saint-Gobain SA .................................................. 85,748 7,492
Eiffage SA ............................................................ 19,120 2,007
Rexel SA ............................................................. 578,943 14,607
Safran SA ............................................................ 95,862 21,005
SPIE SA ............................................................. 55,430 2,237
47,348
Information Technology (0.7%):
Capgemini SE ......................................................... 78,075 16,173
Esker SA ............................................................. 7,674 1,989
18,162
Materials (0.7%):
Arkema SA ........................................................... 204,946 19,013
Real Estate (0.1%):
Klepierre SA .......................................................... 68,655 2,049
Utilities (0.3%):
Engie SA ............................................................. 451,208 7,946
224,853
Germany (6.7%):
Communication Services (0.2%):
Deutsche Telekom AG ................................................... 202,690 5,767
Consumer Discretionary (0.6%):
Continental AG ........................................................ 32,773 2,216
Mercedes-Benz Group AG ................................................ 27,107 1,868
Volkswagen AG , Preference Shares .......................................... 124,073 13,204
17,288
Consumer Staples (0.2%):
Henkel AG & Co. KGaA , Preference Shares .................................... 57,424 5,260
Financials (1.4%):
Allianz SE , Registered Shares .............................................. 111,587 34,662
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 7,068 3,824
38,486
Health Care (0.2%):
Fresenius SE & Co. KGaA (a) .............................................. 109,548 4,045
Industrials (1.5%):
Amadeus Fire AG ...................................................... 19,639 2,022
Bilfinger SE ........................................................... 30,609 1,613
Daimler Truck Holding AG ................................................ 104,580 4,020
GEA Group AG ........................................................ 44,524 2,095
Siemens AG , Registered Shares ............................................. 158,171 29,750
39,500
Information Technology (1.5%):
Atoss Software SE ...................................................... 15,534 2,391
Bechtle AG ........................................................... 3,083 133
CANCOM SE ......................................................... 45,264 1,357

Victory Portfolios III
Victory International Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
SAP SE .............................................................. 163,648 $ 35,908
39,789
Materials (0.5%):
BASF SE ............................................................ 79,654 4,048
Evonik Industries AG .................................................... 227,039 5,037
Heidelberg Materials AG ................................................. 52,583 5,585
14,670
Utilities (0.6%):
RWE AG ............................................................. 442,380 15,956
180,761
Greece (0.1%):
Financials (0.1%):
National Bank of Greece SA ............................................... 238,462 2,073
Hong Kong (1.7%):
Consumer Staples (0.1%):
WH Group Ltd. (c) ...................................................... 3,194,945 2,317
Financials (0.8%):
AIA Group Ltd. ........................................................ 2,418,800 17,035
BOC Hong Kong Holdings Ltd. ............................................ 441,500 1,386
Prudential PLC ........................................................ 396,300 3,411
21,832
Industrials (0.1%):
CK Hutchison Holdings Ltd. ............................................... 458,535 2,514
Real Estate (0.6%):
CK Asset Holdings Ltd. .................................................. 3,677,938 14,802
Sino Land Co. Ltd. (a) .................................................... 1,214,000 1,298
16,100
Utilities (0.1%):
Kunlun Energy Co. Ltd. .................................................. 1,930,000 1,929
44,692
India (1.3%):
Consumer Discretionary (0.1%):
Tata Motors Ltd. ....................................................... 217,909 2,889
Consumer Staples (0.1%):
Varun Beverages Ltd. .................................................... 122,928 2,200
Energy (0.1%):
Reliance Industries Ltd. .................................................. 86,274 3,104
Financials (0.4%):
Canara Bank .......................................................... 1,239,322 1,650
ICICI Bank Ltd. ........................................................ 283,506 4,158
Nippon Life India Asset Management Ltd. (c) ................................... 256,765 2,062
Power Finance Corp. Ltd. ................................................. 507,499 3,327
11,197
Health Care (0.1%):
Zydus Lifesciences Ltd. .................................................. 129,722 1,745
Information Technology (0.2%):
KPIT Technologies Ltd. .................................................. 97,243 2,108
Tata Consultancy Services Ltd. ............................................. 38,822 2,109
4,217

Victory Portfolios III
Victory International Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.2%):
ACC Ltd. ............................................................ 64,134 $ 1,782
Jindal Stainless Ltd. ..................................................... 338,661 3,206
Supreme Industries Ltd. .................................................. 2,287 144
5,132
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 814,285 3,280
33,764
Indonesia (0.1%):
Communication Services (0.1%):
PT Indosat Tbk ........................................................ 2,922,600 1,963
Energy (0.0%):(b)
PT United Tractors Tbk .................................................. 999,400 1,751
3,714
Ireland (1.6%):
Consumer Discretionary (0.1%):
PDD Holdings, Inc. , ADR (a) ............................................... 33,540 3,223
Consumer Staples (0.1%):
Glanbia PLC .......................................................... 132,254 2,345
Financials (0.3%):
AIB Group PLC ........................................................ 503,649 3,033
Bank of Ireland Group PLC ............................................... 439,156 5,044
8,077
Health Care (0.1%):
ICON PLC (a) ......................................................... 10,388 3,346
Industrials (0.4%):
AerCap Holdings NV .................................................... 45,818 4,464
Ryanair Holdings PLC , ADR ............................................... 64,198 7,155
11,619
Materials (0.6%):
James Hardie Industries PLC (a) ............................................ 413,867 15,435
44,045
Israel (0.1%):
Information Technology (0.1%):
Nice Ltd. (a) ........................................................... 10,335 1,803
Italy (1.8%):
Consumer Discretionary (0.1%):
Brunello Cucinelli SpA ................................................... 7,947 782
PRADA SpA .......................................................... 234,100 1,670
2,452
Energy (0.2%):
Eni SpA ............................................................. 411,512 6,696
Financials (0.5%):
Banco BPM SpA ....................................................... 23,977 163
BPER Banca SPA ....................................................... 634,172 3,561
UniCredit SpA ......................................................... 218,450 9,079
12,803
Health Care (0.2%):
El.En. SpA ........................................................... 241,217 2,772

Victory Portfolios III
Victory International Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Recordati Industria Chimica e Farmaceutica SpA ................................ 38,601 $ 2,266
5,038
Industrials (0.2%):
Carel Industries SpA (c) .................................................. 69,379 1,379
Danieli & C Officine Meccaniche SpA ........................................ 27,407 1,012
Leonardo SpA ......................................................... 103,327 2,636
5,027
Information Technology (0.1%):
Sesa SpA ............................................................. 22,008 2,367
Materials (0.1%):
Cementir Holding NV ................................................... 157,826 1,722
Utilities (0.4%):
Enel SpA ............................................................. 289,770 2,202
Snam SpA ............................................................ 1,965,274 9,762
11,964
48,069
Japan (22.1%):
Communication Services (1.6%):
Capcom Co. Ltd. ....................................................... 635,600 13,897
DeNA Co. Ltd. ......................................................... 82,986 949
Dentsu Group, Inc. ...................................................... 112,470 3,459
Hakuhodo DY Holdings, Inc. .............................................. 160,710 1,363
Kakaku.com, Inc. ....................................................... 944,900 16,249
Konami Group Corp. .................................................... 38,100 3,454
Nippon Television Holdings, Inc. ............................................ 123,125 2,018
Okinawa Cellular Telephone Co. ............................................ 83,000 2,371
43,760
Consumer Discretionary (3.3%):
Asics Corp. ........................................................... 141,400 2,806
Goldwin, Inc. .......................................................... 23,300 1,445
Honda Motor Co. Ltd. ................................................... 352,436 3,890
Isuzu Motors Ltd. ....................................................... 440,532 6,689
Koito Manufacturing Co. Ltd. .............................................. 159,430 2,358
Kura Sushi, Inc. ........................................................ 79,300 2,075
Nikon Corp. ........................................................... 107,760 1,155
Nissan Motor Co. Ltd. (d) ................................................. 750,742 2,220
Rinnai Corp. .......................................................... 105,966 2,383
Sega Sammy Holdings, Inc. ............................................... 137,290 2,412
Shoei Co. Ltd. (d) ....................................................... 149,500 2,401
Stanley Electric Co. Ltd. .................................................. 87,221 1,679
Subaru Corp. .......................................................... 150,351 2,884
Sumitomo Rubber Industries Ltd. ........................................... 148,481 1,521
Suzuki Motor Corp. ..................................................... 234,400 2,756
Tama Home Co. Ltd. (d) .................................................. 74,700 2,101
Toyota Motor Corp. ..................................................... 1,674,800 31,981
ZOZO, Inc. (d) ......................................................... 472,100 15,034
87,790
Consumer Staples (1.1%):
Asahi Group Holdings Ltd. ................................................ 56,800 2,120
Create SD Holdings Co. Ltd. ............................................... 85,700 1,916
Daikokutenbussan Co. Ltd. ................................................ 36,600 2,896
Kirin Holdings Co. Ltd. .................................................. 108,557 1,639
Milbon Co. Ltd. ........................................................ 57,300 1,184
Toyo Suisan Kaisha Ltd. .................................................. 266,600 16,704
Tsuruha Holdings, Inc. ................................................... 26,791 1,622
28,081

Victory Portfolios III
Victory International Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Energy (0.0%):(b)
Iwatani Corp. .......................................................... 12,600 $ 768
Financials (3.0%):
Dai-ichi Life Holdings, Inc. ............................................... 101,034 2,918
Japan Post Insurance Co. Ltd. .............................................. 128,210 2,429
Mizuho Financial Group, Inc. .............................................. 1,077,650 22,382
MS&AD Insurance Group Holdings, Inc. ...................................... 112,288 2,589
ORIX Corp. ........................................................... 104,400 2,625
Resona Holdings, Inc. .................................................... 420,322 2,990
Sumitomo Mitsui Financial Group, Inc. ....................................... 83,880 5,536
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 197,060 4,911
T&D Holdings, Inc. ..................................................... 292,465 4,956
Tokio Marine Holdings, Inc. ............................................... 764,900 29,112
80,448
Health Care (2.2%):
Alfresa Holdings Corp. ................................................... 89,079 1,469
Eisai Co. Ltd. .......................................................... 17,507 735
Fukuda Denshi Co. Ltd. .................................................. 39,200 2,022
Hoya Corp. ........................................................... 174,300 24,741
Jeol Ltd. ............................................................. 37,000 1,682
Nakanishi, Inc. ......................................................... 98,000 1,755
Ono Pharmaceutical Co. Ltd. .............................................. 113,914 1,684
Otsuka Holdings Co. Ltd. ................................................. 57,900 3,414
Santen Pharmaceutical Co. Ltd. ............................................. 144,100 1,859
Shionogi & Co. Ltd. ..................................................... 353,582 16,473
Takara Bio, Inc. ........................................................ 169,700 1,213
Takeda Pharmaceutical Co. Ltd. ............................................ 89,103 2,653
59,700
Industrials (5.9%):
Aeon Delight Co. Ltd. ................................................... 86,400 2,400
AIT Corp. ............................................................ 149,300 1,733
Amada Co. Ltd. ........................................................ 174,430 1,801
AZ-COM MARUWA Holdings, Inc. ......................................... 144,100 1,104
Central Japan Railway Co. ................................................ 83,600 1,935
Creek & River Co. Ltd. ................................................... 114,600 1,167
Fuji Corp. ............................................................ 92,500 1,562
Fuji Electric Co. Ltd. .................................................... 326,800 19,729
Fujikura Ltd. .......................................................... 7,800 228
Fujitec Co. Ltd. ........................................................ 58,000 1,880
FULLCAST Holdings Co. Ltd. ............................................. 129,800 1,350
Hino Motors Ltd. (a) ..................................................... 219,883 667
Hosokawa Micron Corp. .................................................. 52,500 1,578
ITOCHU Corp. ........................................................ 111,000 5,911
JAC Recruitment Co. Ltd. ................................................. 438,700 2,288
Japan Airlines Co. Ltd. ................................................... 88,631 1,488
JGC Holdings Corp. ..................................................... 147,462 1,351
Kamigumi Co. Ltd. ..................................................... 71,800 1,624
Kinden Corp. .......................................................... 79,900 1,720
Komatsu Ltd. .......................................................... 103,700 2,902
Kubota Corp. .......................................................... 308,050 4,335
Makita Corp. .......................................................... 87,318 2,927
MISUMI Group, Inc. .................................................... 608,300 11,542
Mitsubishi Heavy Industries Ltd. ............................................ 1,860,800 25,091
Mitsui & Co. Ltd. ....................................................... 190,500 4,118
Nichias Corp. .......................................................... 35,100 1,370
Nippon Yusen KK ...................................................... 450,000 16,328
Nitto Kogyo Corp. ...................................................... 65,600 1,426
Persol Holdings Co. Ltd. .................................................. 1,107,160 2,169
Sanwa Holdings Corp. ................................................... 829,200 19,023
Sanyo Denki Co. Ltd. .................................................... 36,500 2,277
Sumitomo Heavy Industries Ltd. ............................................ 55,032 1,289

Victory Portfolios III
Victory International Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Takasago Thermal Engineering Co. Ltd. ....................................... 29,900 $ 1,089
Teikoku Electric Manufacturing Co. Ltd. (d) .................................... 88,200 1,614
THK Co. Ltd. ......................................................... 92,955 1,728
TKC Corp. ........................................................... 63,600 1,716
Trancom Co. Ltd. ....................................................... 37,600 1,818
Tsurumi Manufacturing Co. Ltd. ............................................ 85,600 2,263
Yamato Holdings Co. Ltd. ................................................. 164,840 1,915
158,456
Information Technology (3.4%):
Alps Alpine Co. Ltd. .................................................... 109,011 1,171
Amano Corp. .......................................................... 40,300 1,215
Anritsu Corp. .......................................................... 200,100 1,616
Argo Graphics, Inc. ..................................................... 34,600 1,203
Avant Group Corp. ...................................................... 169,100 2,130
Canon, Inc. ........................................................... 61,300 2,106
Dexerials Corp. ........................................................ 38,600 1,736
Disco Corp. ........................................................... 56,500 16,382
DTS Corp. ............................................................ 72,700 2,060
Elecom Co. Ltd. ........................................................ 170,000 1,674
Fujitsu Ltd. ........................................................... 955,100 17,657
Future Corp. .......................................................... 190,300 2,315
Horiba Ltd. ........................................................... 38,600 2,586
Micronics Japan Co. Ltd. ................................................. 45,300 1,516
NEC Corp. ........................................................... 49,900 4,423
NSD Co. Ltd. .......................................................... 54,600 1,195
Optex Group Co. Ltd. .................................................... 146,300 1,809
Oracle Corp. .......................................................... 172,100 15,588
Riken Keiki Co. Ltd. .................................................... 62,400 1,784
Rohm Co. Ltd. ......................................................... 260,150 3,286
Tokyo Electron Ltd. ..................................................... 8,400 1,512
Tokyo Seimitsu Co. Ltd. .................................................. 34,200 1,963
Ulvac, Inc. ............................................................ 24,500 1,388
Yokogawa Electric Corp. ................................................. 123,300 3,478
91,793
Materials (0.7%):
Fujimi, Inc. ........................................................... 80,100 1,381
Fuso Chemical Co. Ltd. .................................................. 56,200 1,531
Mitsubishi Gas Chemical Co., Inc. ........................................... 99,690 1,863
Nippon Steel Corp. ...................................................... 111,600 2,547
PILLAR Corp. ......................................................... 52,900 1,585
Sumitomo Bakelite Co. Ltd. ............................................... 61,500 1,644
Taiheiyo Cement Corp. ................................................... 52,037 1,187
Toagosei Co. Ltd. ....................................................... 174,800 1,902
Tokyo Ohka Kogyo Co. Ltd. ............................................... 63,700 1,603
Tosoh Corp. ........................................................... 155,300 2,004
17,247
Real Estate (0.7%):
Daiwa House Industry Co. Ltd. ............................................. 73,500 2,264
Mitsubishi Estate Co. Ltd. ................................................. 136,188 2,343
Sumitomo Realty & Development Co. Ltd. .................................... 379,400 12,998
17,605
Utilities (0.2%):
Tohoku Electric Power Co., Inc. ............................................ 15,900 145
Tokyo Gas Co. Ltd. ..................................................... 250,600 6,270
6,415
592,063

Victory Portfolios III
Victory International Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Jordan (0.1%):
Health Care (0.1%):
Hikma Pharmaceuticals PLC ............................................... 70,212 $ 1,835
Luxembourg (0.1%):
Communication Services (0.0%):(b)
RTL Group SA ......................................................... 31,791 1,036
Energy (0.1%):
Tenaris SA ............................................................ 101,317 1,491
2,527
Malaysia (0.1%):
Financials (0.0%):(b)
CIMB Group Holdings Bhd ............................................... 410,956 782
Industrials (0.1%):
Frencken Group Ltd. .................................................... 1,707,200 1,687
2,469
Mexico (0.3%):
Consumer Staples (0.1%):
Arca Continental SAB de CV .............................................. 194,977 1,746
Energy (0.1%):
Vista Energy SAB de CV , ADR (a) ........................................... 67,301 3,508
Financials (0.1%):
Gentera SAB de CV ..................................................... 1,309,019 1,403
Materials (0.0%):(b)
Fresnillo PLC ......................................................... 194,242 1,390
8,047
Netherlands (5.5%):
Communication Services (0.8%):
Koninklijke KPN NV .................................................... 5,076,514 20,732
VEON Ltd. , ADR (a) ..................................................... 30,674 818
21,550
Consumer Discretionary (0.2%):
Prosus NV (a) .......................................................... 81,799 3,032
Stellantis NV .......................................................... 108,840 1,831
4,863
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 80,148 2,758
Financials (1.7%):
ABN AMRO Bank NV , Class CV (c) ......................................... 237,468 4,081
Euronext NV (c) ........................................................ 27,487 2,935
ING Groep NV ........................................................ 1,741,669 31,665
NN Group NV ......................................................... 131,197 6,434
45,115
Health Care (0.2%):
Koninklijke Philips NV (a) ................................................ 203,939 6,142
Industrials (0.9%):
Randstad NV .......................................................... 54,135 2,611
Wolters Kluwer NV ..................................................... 125,637 21,483
Wolters Kluwer NV-DRIP ................................................. 125,637 115
24,209

Victory Portfolios III
Victory International Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (1.6%):
ASM International NV ................................................... 33,627 $ 22,894
ASML Holding NV ..................................................... 22,268 20,080
BE Semiconductor Industries NV ........................................... 1,464 193
43,167
147,804
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 464,145 10,356
Norway (0.7%):
Energy (0.4%):
Aker BP ASA ......................................................... 226,656 5,432
Equinor ASA .......................................................... 58,179 1,562
TGS ASA ............................................................ 206,417 2,367
9,361
Financials (0.3%):
SpareBank 1 SMN ...................................................... 595,209 8,818
Materials (0.0%):(b)
Norsk Hydro ASA ...................................................... 63,037 352
18,531
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 123,849 2,573
Qatar (0.1%):
Communication Services (0.1%):
Ooredoo QPSC ........................................................ 520,539 1,577
Russian Federation (0.0%):(b)
Communication Services (0.0%):(b)
Mobile TeleSystems PJSC , ADR (a) (e) (f) ...................................... 177,615 10
Energy (0.0%):(b)
Gazprom PJSC , ADR (a) (e) (f) .............................................. 153,287 8
LUKOIL PJSC , ADR (a) (e) (f) .............................................. 34,917 3
11
Financials (0.0%):(b)
Sberbank of Russia PJSC (a) (e) (f) ........................................... 564,350 —
Sberbank of Russia PJSC , ADR (a) (e) (f) ....................................... 505,824 — (g)
— (g)
21
Saudi Arabia (0.1%):
Financials (0.1%):
Saudi Awwal Bank ...................................................... 223,263 2,078
Singapore (0.5%):
Consumer Discretionary (0.1%):
Genting Singapore Ltd. ................................................... 2,802,300 1,730
Consumer Staples (0.1%):
Sheng Siong Group Ltd. .................................................. 1,447,800 1,676
Financials (0.2%):
DBS Group Holdings Ltd. ................................................. 97,330 2,719
iFAST Corp. Ltd. ....................................................... 471,300 2,557
5,276

Victory Portfolios III
Victory International Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Health Care (0.0%):(b)
Raffles Medical Group Ltd. ................................................ 2,182,700 $ 1,516
Utilities (0.1%):
Sembcorp Industries Ltd. ................................................. 727,200 2,751
12,949
South Africa (0.3%):
Communication Services (0.1%):
MTN Group Ltd. ....................................................... 337,449 1,682
Financials (0.1%):
Investec PLC .......................................................... 239,964 1,839
Old Mutual Ltd. ........................................................ 2,296,877 1,661
3,500
Health Care (0.1%):
Aspen Pharmacare Holdings Ltd. ............................................ 145,229 1,952
7,134
South Korea (1.5%):
Communication Services (0.1%):
KT Corp. ............................................................. 110,242 3,195
Consumer Discretionary (0.3%):
Coway Co. Ltd. ........................................................ 35,180 1,771
Hankook Tire & Technology Co. Ltd. ........................................ 30,343 988
Hyundai Mobis Co. Ltd. .................................................. 17,810 2,907
Kia Corp. ............................................................ 24,865 1,976
7,642
Financials (0.6%):
DB Insurance Co. Ltd. ................................................... 31,563 2,748
Hana Financial Group, Inc. ................................................ 74,966 3,481
KB Financial Group, Inc. ................................................. 65,626 4,233
Shinhan Financial Group Co. Ltd. ........................................... 138,096 5,846
16,308
Industrials (0.2%):
Hanwha Aerospace Co. Ltd. ............................................... 11,522 2,508
HD Hyundai Electric Co. Ltd. .............................................. 660 151
Samsung E&A Co. Ltd. (a) ................................................ 97,509 1,857
4,516
Information Technology (0.3%):
Samsung Electronics Co. Ltd. .............................................. 108,609 6,033
SK Hynix, Inc. ......................................................... 20,445 2,680
8,713
40,374
Spain (1.8%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA .............................................. 88,836 4,812
Energy (0.0%):(b)
Repsol SA ............................................................ 108,142 1,485
Financials (1.4%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 2,800,197 29,745
Banco Santander SA ..................................................... 896,703 4,459
Bankinter SA .......................................................... 251,417 2,220
36,424

Victory Portfolios III
Victory International Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Health Care (0.1%):
Laboratorios Farmaceuticos Rovi SA ......................................... 24,954 $ 2,199
Industrials (0.0%):(b)
Fluidra SA ............................................................ 37,240 922
Real Estate (0.0%):(b)
Merlin Properties Socimi SA ............................................... 13,965 171
Utilities (0.1%):
Iberdrola SA .......................................................... 184,161 2,613
48,626
Sweden (1.9%):
Consumer Discretionary (0.1%):
Evolution AB (c) ........................................................ 20,802 2,163
Consumer Staples (0.2%):
AAK AB ............................................................. 26,935 832
Axfood AB ........................................................... 29,556 788
Essity AB , Class B ...................................................... 111,043 3,373
4,993
Financials (0.1%):
Swedbank AB , Class A ................................................... 96,806 2,071
Health Care (0.2%):
BioGaia AB , B Shares ................................................... 188,899 2,220
Camurus AB (a) ........................................................ 29,073 2,025
Sectra AB , Class B (a) .................................................... 70,396 1,642
5,887
Industrials (1.1%):
Atlas Copco AB , Class B ................................................. 1,491,198 23,787
Munters Group AB (c) .................................................... 43,249 911
SKF AB , B Shares ...................................................... 149,703 2,837
Volvo AB , Class B ...................................................... 98,936 2,632
30,167
Information Technology (0.2%):
HMS Networks AB ..................................................... 27,943 1,184
Mycronic AB .......................................................... 33,120 1,218
Telefonaktiebolaget LM Ericsson , Class B ..................................... 513,910 3,835
6,237
51,518
Switzerland (9.4%):
Consumer Discretionary (0.1%):
The Swatch Group AG ................................................... 16,549 3,467
Consumer Staples (2.2%):
Coca-Cola HBC AG ..................................................... 589,193 21,873
Nestle SA , Registered Shares .............................................. 341,348 36,613
58,486
Financials (1.7%):
Partners Group Holding AG ............................................... 11,354 16,429
UBS Group AG ........................................................ 920,507 28,371
Zurich Insurance Group AG ............................................... 3,681 2,137
46,937
Health Care (4.0%):
Alcon, Inc. ........................................................... 24,254 2,364
Galenica AG (c) ........................................................ 9,542 828
Novartis AG , Registered Shares ............................................. 487,063 58,856

Victory Portfolios III
Victory International Fund
16
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Roche Holding AG ...................................................... 120,527 $ 40,808
Sandoz Group AG ...................................................... 70,249 3,073
Siegfried Holding AG , Registered Shares ...................................... 723 954
106,883
Industrials (0.6%):
ABB Ltd. , Registered Shares ............................................... 53,480 3,076
Adecco Group AG ...................................................... 75,014 2,558
Belimo Holding AG , Class R .............................................. 1,586 1,067
Burckhardt Compression Holding AG ........................................ 3,151 2,239
Flughafen Zurich AG , Registered Shares ...................................... 646 151
Huber + Suhner AG , Registered Shares ....................................... 22,772 2,314
Interroll Holding AG , Class R .............................................. 562 1,672
Kardex Holding AG , Registered Shares ....................................... 4,905 1,588
Zehnder Group AG , Registered Shares ........................................ 26,839 1,709
16,374
Information Technology (0.3%):
Comet Holding AG , Class R ............................................... 4,109 1,690
Inficon Holding AG , Registered Shares ....................................... 1,146 1,643
Landis+Gyr Group AG ................................................... 14,679 1,324
Logitech International SA , Class R .......................................... 18,452 1,676
Sensirion Holding AG (a) (c) (d) ............................................. 19,117 1,507
7,840
Materials (0.5%):
Clariant AG , Registered Shares ............................................. 131,536 2,069
Glencore PLC ......................................................... 435,787 2,299
Holcim AG ........................................................... 85,196 8,255
12,623
252,610
Taiwan (1.0%):
Financials (0.1%):
CTBC Financial Holding Co. Ltd. ........................................... 1,602,000 1,637
Health Care (0.0%):(b)
Lotus Pharmaceutical Co. Ltd. ............................................. 181,000 1,626
Information Technology (0.9%):
ASPEED Technology, Inc. ................................................ 1,000 154
Catcher Technology Co. Ltd. ............................................... 190,527 1,407
Elite Material Co. Ltd. ................................................... 136,000 1,985
MediaTek, Inc. ......................................................... 52,000 2,019
Quanta Computer, Inc. ................................................... 243,000 2,042
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 479,000 14,183
Wiwynn Corp. ......................................................... 32,000 1,910
23,700
26,963
Thailand (0.2%):
Financials (0.1%):
Kasikornbank PCL ...................................................... 1,109,783 4,689
Health Care (0.1%):
Bumrungrad Hospital PCL-NVDR .......................................... 286,200 2,067
6,756
United Arab Emirates (0.1%):
Real Estate (0.1%):
Emaar Development PJSC ................................................ 1,659,271 3,803
United Kingdom (14.0%):
Communication Services (0.6%):
BT Group PLC ........................................................ 1,893,230 3,478

Victory Portfolios III
Victory International Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Informa PLC .......................................................... 237,404 $ 2,613
MONY Group PLC ..................................................... 497,349 1,405
Next 15 Group PLC ..................................................... 163,189 1,818
Rightmove PLC ........................................................ 113,462 831
Team Internet Group PLC ................................................. 1,135,318 1,989
WPP PLC ............................................................ 426,047 4,081
16,215
Consumer Discretionary (1.4%):
Birkenstock Holding PLC (a) ............................................... 30,529 1,523
Burberry Group PLC .................................................... 158,287 1,390
Focusrite PLC ......................................................... 262,754 1,036
Greggs PLC ........................................................... 345,616 14,488
Inchcape PLC ......................................................... 15,462 174
Kingfisher PLC ........................................................ 738,532 2,775
Next PLC ............................................................ 118,411 15,876
37,262
Consumer Staples (2.5%):
Associated British Foods PLC .............................................. 87,718 2,877
British American Tobacco PLC ............................................. 237,638 8,894
Coca-Cola Europacific Partners PLC ......................................... 27,313 2,198
Cranswick PLC ........................................................ 13,849 879
Diageo PLC ........................................................... 440,023 14,362
Imperial Brands PLC .................................................... 774,102 22,215
J Sainsbury PLC ....................................................... 405,288 1,562
Marks & Spencer Group PLC .............................................. 853,456 3,851
Reckitt Benckiser Group PLC .............................................. 74,067 4,261
Tate & Lyle PLC ....................................................... 196,569 1,751
Tesco PLC ............................................................ 798,065 3,720
66,570
Energy (2.4%):
BP PLC .............................................................. 3,745,400 21,200
Harbour Energy PLC .................................................... 404,126 1,593
Shell PLC (a) .......................................................... 1,123,769 39,813
Subsea 7 SA .......................................................... 122,431 2,188
64,794
Financials (2.9%):
3i Group PLC ......................................................... 143,864 6,042
Barclays PLC ......................................................... 8,512,950 25,735
H&T Group PLC (d) ..................................................... 304,858 1,546
HSBC Holdings PLC .................................................... 2,727,366 23,971
IG Group Holdings PLC .................................................. 73,587 940
IntegraFin Holdings PLC ................................................. 479,837 2,456
Intermediate Capital Group PLC ............................................ 5,928 166
Legal & General Group PLC ............................................... 1,512,027 4,465
Man Group PLC ....................................................... 553,383 1,630
Standard Chartered PLC .................................................. 977,343 10,055
77,006
Health Care (0.6%):
Advanced Medical Solutions Group PLC ...................................... 434,508 1,425
AstraZeneca PLC ....................................................... 14,808 2,595
GSK PLC ............................................................ 548,009 11,934
15,954
Industrials (1.5%):
Ashtead Group PLC ..................................................... 139,221 9,912
Ashtead Technology Holdings PLC .......................................... 270,912 2,777
Babcock International Group PLC ........................................... 171,303 1,180
Chemring Group PLC .................................................... 389,255 2,080
Clarkson PLC ......................................................... 46,942 2,351

Victory Portfolios III
Victory International Fund
18
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
easyJet PLC ........................................................... 752,836 $ 4,716
Howden Joinery Group PLC ............................................... 66,852 841
IMI PLC ............................................................. 41,998 1,017
Judges Scientific PLC .................................................... 11,712 1,613
Mitie Group PLC ....................................................... 1,377,119 2,252
RELX PLC ........................................................... 41,169 1,921
Rolls-Royce Holdings PLC (a) .............................................. 477,739 3,132
Rotork PLC ........................................................... 421,873 1,854
RWS Holdings PLC ..................................................... 574,281 1,349
SThree PLC ........................................................... 482,527 2,612
The Weir Group PLC .................................................... 32,709 867
Volution Group PLC ..................................................... 163,984 1,220
41,694
Information Technology (0.2%):
Kainos Group PLC ...................................................... 187,612 2,723
Oxford Instruments PLC .................................................. 34,073 1,028
The Sage Group PLC .................................................... 146,616 1,952
5,703
Materials (1.1%):
Anglo American PLC .................................................... 76,005 2,217
Endeavour Mining PLC .................................................. 49,164 1,036
Ibstock PLC (c) ........................................................ 1,026,121 2,475
Mondi PLC ........................................................... 152,237 2,953
Rio Tinto PLC ......................................................... 313,355 19,753
28,434
Real Estate (0.2%):
Land Securities Group PLC ............................................... 212,406 1,763
The British Land Co. PLC ................................................ 653,080 3,537
5,300
Utilities (0.6%):
Centrica PLC .......................................................... 6,140,489 10,425
Drax Group PLC ....................................................... 318,389 2,669
National Grid PLC (a) .................................................... 156,990 2,068
15,162
374,094
United States (0.0%):(b)
Energy (0.0%):(b)
Shell PLC-DRIP (a) ..................................................... 1,145,915 394
Total Common Stocks (Cost $1,886,109) 2,623,516
Exchange-Traded Funds (0.6%)
United States (0.6%):
iShares Core MSCI EAFE ETF ............................................. 116,848 9,019
iShares Core MSCI Emerging Markets ETF .................................... 73,293 3,992
iShares MSCI EAFE Small-Cap ETF ......................................... 61,050 4,029
Vanguard FTSE All-World ex-US Small-Cap ETF ............................... 1,350 166
17,206
Total Exchange-Traded Funds (Cost $16,364) 17,206
Collateral for Securities Loaned (0.3%)^
United States (0.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .18% (h) ........ 1,816,010 1,816
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .20% (h) ............ 1,816,010 1,816
Invesco Government & Agency Portfolio, Institutional Shares , 5 .18% (h) ............... 1,816,010 1,816

Victory Portfolios III
Victory International Fund
19
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC , ADR .........................................
1/21/2016
$ 486
LUKOIL PJSC , ADR .........................................
12/29/2015
2,087
Mobile TeleSystems PJSC , ADR .................................
1/28/2022
1,372
Sberbank of Russia PJSC ......................................
7/15/2019
2,134
Sberbank of Russia PJSC , ADR ..................................
1/15/2016
556
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .19% (h) . 1,816,010 $ 1,816
Total Collateral for Securities Loaned (Cost $7,264) 7,264
Total Investments (Cost $1,909,737) — 98.8% 2,647,986
Other assets in excess of liabilities — 1.2% 32,150
NET ASSETS - 100.00% $ 2,680,136
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2024, the fair value of these securities was
$45,705 (thousands) and amounted to 1.7% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of August 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at August 31, 2024 (amounts in thousands):
(g) Rounds to less than $1 thousand.
(h) Rate disclosed is the daily yield on August 31, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statement of Assets and Liabilities
August 31, 2024
20
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
International Fund
Assets:
Investments, at value (Cost $1,909,737) $ 2,647,986 (a)
Foreign currency, at value (Cost $3,510) 3,517
Cash 26,569
Receivables:
Interest and dividends 4,621
Capital shares issued 381
Investments sold 3,730
Reclaims 10,739
Prepaid expenses 36
Total Assets 2,697,579
Liabilities:
Payables:
Collateral received on loaned securities 7,264
Investments purchased 4,168
Capital shares redeemed 1,373
Accrued foreign capital gains taxes 2,183
Accrued expenses and other payables:
Investment advisory fees 1,652
Administration fees 273
Custodian fees 143
Transfer agent fees 256
Compliance fees 2
Trustees' fees — (b)
Other accrued expenses 129
Total Liabilities 17,443
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,944,464
Total accumulated earnings (loss) 735,672
Net Assets $ 2,680,136
Net Assets:
Fund Shares $ 1,291,784
Institutional Shares 1,384,371
Class R6 3,981
Total $ 2,680,136
Shares (unlimited number of shares authorized with no par value):
Fund Shares 44,179
Institutional Shares 47,522
Class R6 135
Total 91,836
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 29 .24
Institutional Shares 29 .13
Class R6 29 .59
(a) Includes $6,581 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
21
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
International Fund
Investment Income:
Dividends $ 61,785
Interest 708
Securities lending (net of fees) 145
Foreign tax withholding (6,827)
Total Income 55,811
Expenses:
Investment advisory fees 9,874
Administration fees — Fund Shares 948
Administration fees — Institutional Shares 671
Administration fees — Class A — (a) (b)
Administration fees — Class R6 1
Sub-Administration fees 38
12b-1 fees — Class A — (a) (b)
Custodian fees 259
Transfer agent fees — Fund Shares 655
Transfer agent fees — Institutional Shares 699
Transfer agent fees — Class A — (a) (b)
Transfer agent fees — Class R6 — (a)
Trustees' fees 23
Compliance fees 11
Legal and audit fees 58
State registration and filing fees 42
Interfund lending fees 2
Other expenses 120
Recoupment of prior expenses waived/reimbursed by Adviser 105
Total Expenses 13,506
Expenses waived/reimbursed by Adviser (56)
Net Expenses 13,450
Net Investment Income (Loss) 42,361
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 62,518
Foreign taxes on realized gains (743)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 147,417
Net change in accrued foreign taxes on unrealized gains 580
Net realized/unrealized gains (losses) on investments 209,772
Change in net assets resulting from operations $ 252,133
(a) Rounds to less than $1 thousand.
(b) Class A activity is for the period March 1, 2024, to March 28, 2024 (date of termination).

22
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory International Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 42,361 $ 49,620
Net realized gains (losses) 61,775 17,989
Net change in unrealized appreciation/depreciation 147,997 260,359
Change in net assets resulting from operations 252,133 327,968
Distributions to Shareholders:
Fund Shares — (22,672)
Institutional Shares — (25,147)
Class A —(a) (8)
Class R6 — (26)
Change in net assets resulting from distributions to shareholders — (47,853)
Change in net assets resulting from capital transactions (111,798) (206,844)
Change in net assets 140,335 73,271
Net Assets:
Beginning of period 2,539,801 2,466,530
End of period $ 2,680,136 $ 2,539,801
(a) Class A activity is for the period March 1, 2024, to March 28, 2024 (date of termination).

23
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory International Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 22,737 $ 42,882
Distributions reinvested — 22,224
Cost of shares redeemed (84,966) (173,490)
Total Fund Shares $ (62,229) $ (108,384)
Institutional Shares
Proceeds from shares issued $ 31,614 $ 61,303
Distributions reinvested — 25,121
Cost of shares redeemed (80,934) (187,390)
Total Institutional Shares $ (49,320) $ (100,966)
Class A
Proceeds from shares issued $ —(a)(b) $ 122
Distributions reinvested —(b) 5
Cost of shares redeemed (556)(b) (551)
Total Class A $ (556) $ (424)
Class R6
Proceeds from shares issued $ 458 $ 3,500
Distributions reinvested — 26
Cost of shares redeemed (151) (596)
Total Class R6 $ 307 $ 2,930
Change in net assets resulting from capital transactions $ (111,798) $ (206,844)
Share Transactions:
Fund Shares
Issued 820 1,736
Reinvested — 865
Redeemed (3,068) (7,027)
Total Fund Shares (2,248) (4,426)
Institutional Shares
Issued 1,161 2,514
Reinvested — 981
Redeemed (2,933) (7,590)
Total Institutional Shares (1,772) (4,095)
Class A
Issued —(b)(c) 5
Reinvested —(b) —(c)
Redeemed (20)(b) (22)
Total Class A (20) (17)
Class R6
Issued 16 137
Reinvested — 1
Redeemed (5) (24)
Total Class R6 11 114
Change in Shares (4,029) (8,424)
(a) Rounds to less than $1 thousand.
(b) Class A activity is for the period March 1, 2024, to March 28, 2024 (date of termination).
(c) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory International Fund
Fund Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of
Period $26.55 $23.70 $24.21 $29.46 $21.53 $28.70 $32.82
Investment Activities:
Net investment income (loss) 0.45(b) 0.49(b)(c) 0.26(b)(d) 0.59(b) 0.49(b) 0.44(b) 0.53
Net realized and unrealized
gains (losses) 2.24 2.85 (0.11) (3.43) 7.94 (1.12) (2.41)
Total from Investment
Activities 2.69 3.34 0.15 (2.84) 8.43 (0.68) (1.88)
Distributions to Shareholders
from:
Net investment income — (0.49) (0.34) (0.51) (0.50) (0.73) (0.44)
Net realized gains — — (0.32) (1.90) — (5.76) (1.80)
Total Distributions — (0.49) (0.66) (2.41) (0.50) (6.49) (2.24)
Net Asset Value, End of Period $29.24 $26.55 $23.70 $24.21 $29.46 $21.53 $28.70
Total Return(e)(f) 10.13% 14.14%(c) 0.73%(d) (10.51)% 39.52% (6.13)% (5.14)%
Ratios to Average Net Assets:
Net Expenses(g)(h)(i)(j)(k) 1.06% 1.08% 1.02% 1.02% 1.01% 1.06% 1.08%
Net Investment Income
(Loss)(g) 3.22% 1.99%(c) 1.53%(d) 2.12% 1.94% 1.68% 1.76%
Gross Expenses(g)(j)(k) 1.06% 1.09% 1.04% 1.02% 1.03% 1.07% 1.08%
Supplemental Data:
Net Assets at end of period
(000's) $1,291,784 $1,232,525 $1,205,144 $1,301,727 $1,608,436 $1,391,279 $1,690,782
Portfolio Turnover(e)(l) 15% 34% 29% 34% 67%(m) 119%(n) 30%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(d) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(i) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020 and 2019. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.
(k) Does not include acquired fund fees and expenses, if any.
(l) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(m) Reflects a return to normal trading levels after a prior year transition.
(n) Reflects increased trading activity due to current year transition or asset allocation shift.

25
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory International Fund
Institutional Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of
Period $26.44 $23.61 $24.13 $29.36 $21.46 $28.61 $32.72
Investment Activities:
Net investment income (loss) 0.45(b) 0.50(b)(c) 0.26(b)(d) 0.61(b) 0.51(b) 0.47(b) 0.56
Net realized and unrealized
gains (losses) 2.24 2.83 (0.10) (3.41) 7.91 (1.12) (2.41)
Total from Investment
Activities 2.69 3.33 0.16 (2.80) 8.42 (0.65) (1.85)
Distributions to Shareholders
from:
Net investment income — (0.50) (0.36) (0.53) (0.52) (0.74) (0.46)
Net realized gains — — (0.32) (1.90) — (5.76) (1.80)
Total Distributions — (0.50) (0.68) (2.43) (0.52) (6.50) (2.26)
Net Asset Value, End of Period $29.13 $26.44 $23.61 $24.13 $29.36 $21.46 $28.61
Total Return(e)(f) 10.17% 14.19%(c) 0.78%(d) (10.43)% 39.61% (6.05)% (5.06)%
Ratios to Average Net Assets:
Net Expenses(g)(h)(i)(j)(k) 1.00% 1.01% 0.95% 0.94% 0.94% 0.99% 1.00%
Net Investment Income
(Loss)(g) 3.27% 2.05%(c) 1.58%(d) 2.20% 2.00% 1.77% 1.81%
Gross Expenses(g)(j)(k) 1.01% 1.02% 0.97% 0.95% 0.95% 0.99% 1.00%
Supplemental Data:
Net Assets at end of period
(000's) $1,384,371 $1,303,421 $1,260,267 $1,278,976 $1,644,340 $1,431,107 $1,979,758
Portfolio Turnover(e)(l) 15% 34% 29% 34% 67%(m) 119%(n) 30%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(d) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(i) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020 and 2019. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.
(k) Does not include acquired fund fees and expenses, if any.
(l) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(m) Reflects a return to normal trading levels after a prior year transition.
(n) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory International Fund
Class R6
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
August 17,
2018(b)
through
May 31, 2019
Net Asset Value, Beginning of
Period $26.84 $23.95 $24.53 $29.65 $21.52 $28.66 $32.01
Investment Activities:
Net investment income (loss)
(c) 0.47 0.43(d) 0.33(e) 0.80 0.49 0.49 0.52
Net realized and unrealized
gains (losses) 2.28 3.00 (0.11) (3.36) 8.19 (1.12) (1.54)
Total from Investment
Activities 2.75 3.43 0.22 (2.56) 8.68 (0.63) (1.02)
Distributions to Shareholders
from:
Net investment income — (0.54) (0.48) (0.66) (0.55) (0.75) (0.53)
Net realized gains — — (0.32) (1.90) — (5.76) (1.80)
Total Distributions — (0.54) (0.80) (2.56) (0.55) (6.51) (2.33)
Net Asset Value, End of Period $29.59 $26.84 $23.95 $24.53 $29.65 $21.52 $28.66
Total Return(f)(g) 10.25% 14.39%(d) 1.01%(e) (9.53)% 40.78% (5.95)% (2.55)%
Ratios to Average Net Assets:
Net Expenses(h)(i)(j)(k)(l) 0.86% 0.87% 0.61% 0.31% 0.80% 0.85% 0.85%
Net Investment Income
(Loss)(h) 3.33% 1.70%(d) 1.92%(e) 2.87% 1.95% 1.83% 2.19%
Gross Expenses(h)(k)(l) 1.51% 2.40% 9.88% 3.83% 1.22% 1.18% 2.03%
Supplemental Data:
Net Assets at end of period
(000's) $3,981 $3,318 $232 $227 $28 $3,365 $4,477
Portfolio Turnover(f)(m) 15% 34% 29% 34% 67%(n) 119%(o) 30%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(e) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(f) Not annualized for periods less than one year.
(g) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(h) Annualized for periods less than one year.
(i) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning August 17, 2018, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(j) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(k) Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020 and 2019. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.
(l) Does not include acquired fund fees and expenses, if any.
(m) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(n) Reflects a return to normal trading levels after a prior year transition.
(o) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
27
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
* Effective March 28, 2024, Class A was liquidated.
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory International Fund* International Fund Fund Shares, Institutional Shares,
and Class R6

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
28
(Unaudited)
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of August
31, 2024, the Fund had no open forward foreign exchange currency contracts.
Level 1 Level 2 Level 3 Total
International Fund
Common Stocks ............................................... $ 125,563 $ 2,497,931 $ 22 $ 2,623,516
Exchange-Traded Funds ......................................... 17,206 — — 17,206
Collateral for Securities Loaned ................................... 7,264 — — 7,264
Total ....................................................... $ 150,033 $ 2,497,931 $ 22 $ 2,647,986

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
29
(Unaudited)
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
The Fund filed for additional European Union ("EU") reclaims related to prior years. These EU reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.  For the six months ended August 31, 2024, the Fund recognized $1 thousand related to EU reclaims and $6 thousand in interest and entitlements. These EU reclaims and related interest and entitlements are reflected on the
Statement of Operations as a reduction to Foreign tax withholding expense.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
International Fund ................................................ $ 6,581 $ — $ 7,264

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
30
(Unaudited)
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper International Funds Index. The Lipper International Funds Index tracks the total return performance of the largest funds within the Lipper International Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
Excluding U.S. Government
Securities
Purchases Sales
International Fund ......................................................................... $ 393,897 $ 462,247
Ownership %
Victory Cornerstone Conservative Fund 0.3
Victory Cornerstone Equity Fund 1.5

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
31
(Unaudited)
(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper International Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into an Investment Subadvisory Agreement with Wellington Management Company LLP (“Wellington Management”).  Wellington
Management directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class R6, respectively. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
International Fund
Institutional
Shares Class R6
in thousands $ 90 $ — (a)
as annual % rate 0.01% 0.01%
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
32
(Unaudited)
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended August 31, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2024, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024.
For the six months ended August 31, 2024, recoupment in the amount of $105 thousand was paid to the Adviser.
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which
In effect until June 30, 2025
Fund Shares Institutional Shares Class R6
International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.06% 0.99% 0.85%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
International Fund ........................................ $ 47 $ 354 $ 352 $ 31 $ 784

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
33
(Unaudited)
increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the six month period end.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for the Fund during the six months ended August 31, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended August 31, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2024.
Amount
Outstanding at
August 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
International Fund ........................................ $ — $ 3,700 6.45% $ 4,100
Borrower or
Lender
Amount
Outstanding at
August 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
International Fund ............................... Borrower $ — $ 2,335 5.85% $ 3,044

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
34
(Unaudited)
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
International Fund ..................................................... $ (33,924) $ (42,159) $ (76,083)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23410-1024

August 31, 2024
Semi-Annual: Full Financials
Victory New York Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
9
Notes to Financial Statements 12

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory New York Bond Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (98.9%)
New York (97.8%):
Albany Capital Resource Corp. Revenue , 5 .00% , 6/1/49 , Continuously Callable @100 ..... $ 1,500 $ 1,271
Albany County Airport Authority Revenue , Series A , 5 .00% , 12/15/48 , Continuously Callable
@100 ........................................................... 1,000 1,040
Allegany County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/52 , Continuously
Callable @100 ..................................................... 1,000 919
Brookhaven Local Development Corp. Revenue
5 .25% , 11/1/36 , Continuously Callable @100 ............................... 1,500 1,540
4 .00% , 10/1/45 , Continuously Callable @100 ............................... 1,000 988
Series B , 4 .00% , 11/1/55 , Continuously Callable @102 ........................ 1,000 897
Broome County Local Development Corp. Revenue , 4 .00% , 7/1/47 , Continuously Callable
@103 ........................................................... 500 422
Buffalo & Erie County Industrial Land Development Corp. Revenue
5 .00% , 7/1/40 , Continuously Callable @100 ............................... 2,000 1,916
5 .00% , 8/1/52 , Continuously Callable @100 ............................... 1,000 974
Series A , 5 .00% , 6/1/35 , Continuously Callable @103 ......................... 1,000 1,030
Build NYC Resource Corp. Revenue
5 .00% , 6/1/40 , Continuously Callable @100 ............................... 700 706
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 500 504
4 .00% , 8/1/42 , Continuously Callable @100 ............................... 1,000 928
5 .00% , 7/1/45 , Continuously Callable @100 ............................... 2,000 2,011
5 .00% , 11/1/47 ..................................................... 2,000 2,273
5 .00% , 6/1/48 , Continuously Callable @102 ............................... 2,000 1,986
4 .00% , 7/1/49 , Continuously Callable @100 ............................... 500 475
4 .75% , 6/15/53 , Continuously Callable @100 ............................... 500 498
5 .75% , 6/1/62 , Continuously Callable @100 (a) ............................. 250 262
Series A , 5 .00% , 7/1/56 , Continuously Callable @100 ......................... 500 502
Bushnell's Basin Fire Association, Inc. Revenue , 3 .00% , 11/1/30 ..................... 1,970 1,794
City of Elmira, GO , 5 .00% , 7/1/35 , Continuously Callable @100 ..................... 1,575 1,712
City of Long Beach, GO (INS - Build America Mutual Assurance Co.) , Series B , 4 .63% ,
7/15/52 , Continuously Callable @100 .................................... 2,000 2,032
City of New York, GO
Series B-1 , 5 .25% , 10/1/47 , Continuously Callable @100 ...................... 500 551
Series B-3 , 3 .20% , 10/1/46 , Continuously Callable @100 (b) .................... 150 150
Dutchess County Local Development Corp. Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 600 606
Series A , 5 .00% , 7/1/45 , Continuously Callable @100 ......................... 2,000 2,026
Series B , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 2,000 1,930
Series B , 4 .00% , 7/1/49 , Continuously Callable @100 ......................... 1,750 1,624
Hempstead Town Local Development Corp. Revenue , 5 .00% , 7/1/48 , Continuously Callable
@100 ........................................................... 300 306
Hudson Yards Infrastructure Corp. Revenue , Series A , 4 .00% , 2/15/44 , Continuously Callable
@100 ........................................................... 2,000 1,987
Jefferson County Civic Facility Development Corp. Revenue , 4 .00% , 11/1/47 , Continuously
Callable @100 ..................................................... 1,000 712
Metropolitan Transportation Authority Revenue
Series A1 , 5 .25% , 11/15/56 , Continuously Callable @100 ...................... 1,000 1,014
Series B , 4 .00% , 11/15/50 , Continuously Callable @100 ....................... 1,000 929
Series D-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 3,000 3,054
Series D-3 , 4 .00% , 11/15/49 , Continuously Callable @100 ..................... 2,000 1,915
Monroe County Industrial Development Corp. Revenue
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 2,000 1,842
5 .00% , 12/1/46 , Continuously Callable @100 ............................... 1,500 1,509
4 .00% , 10/1/47 , Continuously Callable @100 ............................... 1,000 909
5 .00% , 6/1/59 , Continuously Callable @100 (a) ............................. 1,000 1,004
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 2,000 2,001
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 1/15/38 , Continuously Callable @100 ......................... 500 500
Nassau County Local Economic Assistance Corp. Revenue , Series A , 5 .00% , 7/1/55 ,
Continuously Callable @100 ........................................... 1,000 1,022
New York City Housing Development Corp. Revenue , 4 .20% , 11/1/58 , Continuously Callable
@100 ........................................................... 2,990 2,747

Victory Portfolios III
Victory New York Bond Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , 2 .25% , 10/1/29 ............................................... $ 825 $ 795
New York City Municipal Water Finance Authority Revenue , Series DD , 3 .20% , 6/15/33 ,
Continuously Callable @100 (b) ........................................ 2,300 2,300
New York City Transitional Finance Authority Building Aid Revenue , Series S-1 , 4 .00% ,
7/15/45 , Continuously Callable @100 .................................... 2,000 2,005
New York City Transitional Finance Authority Future Tax Secured Revenue , Series D-1 ,
5 .00% , 11/1/46 , Continuously Callable @100 ............................... 2,000 2,182
New York Convention Center Development Corp. Revenue
5 .00% , 11/15/45 , Continuously Callable @100 .............................. 500 504
Series B , 11/15/37 (c) ................................................ 1,000 574
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series B , 11/15/48 (c) ................................... 2,000 647
New York Liberty Development Corp. Revenue
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 1,500 1,386
Series 1 , 5 .00% , 11/15/44 , Continuously Callable @100 (a) ..................... 1,000 1,001
New York Power Authority Revenue , Series A , 5 .00% , 11/15/53 , Continuously Callable @100 250 273
New York State Dormitory Authority Revenue
5 .00% , 12/1/37 , Continuously Callable @100 (a) ............................. 1,300 1,254
6 .00% , 7/1/40 , Continuously Callable @100 (a) ............................. 2,700 2,457
5 .75% , 7/1/43 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 7/1/48 , Continuously Callable @100 ............................... 570 591
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 725 675
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 1,000 967
Series 1 , 4 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 981
Series A , 5 .00% , 5/1/38 , Continuously Callable @100 ......................... 500 502
Series A , 4 .00% , 8/1/38 , Continuously Callable @100 ......................... 2,000 1,956
Series A , 5 .00% , 5/1/43 , Continuously Callable @100 ......................... 1,000 1,007
Series A , 4 .00% , 7/1/43 , Continuously Callable @100 ......................... 2,000 1,937
Series A , 4 .00% , 7/1/45 , Continuously Callable @100 ......................... 2,250 2,254
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 750 741
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 1,500 1,448
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 500 459
Series A , 5 .00% , 7/1/53 , Continuously Callable @100 ......................... 1,000 1,077
Series A-1 , 3 .50% , 7/1/44 , Continuously Callable @100 ....................... 1,000 799
Series A-1 , 4 .00% , 7/1/45 , Continuously Callable @100 ....................... 3,000 3,006
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.)
Series 1 , 5 .50% , 7/1/40 ............................................... 2,000 2,348
Series A , 5 .50% , 5/15/30 ............................................. 3,275 3,786
New York State Housing Finance Agency Revenue , Series C-1 , 4 .75% , 11/1/53 , Continuously
Callable @100 ..................................................... 1,100 1,113
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-
8105 , 3 .05% , 8/1/50 , Continuously Callable @100 (a) (b) ....................... 300 300
New York State Thruway Authority Revenue
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 1,000 938
Series B , 4 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,000 967
Oneida County Local Development Corp. Revenue , 4 .00% , 7/1/39 , Continuously Callable
@100 ........................................................... 750 660
Onondaga Civic Development Corp. Revenue
5 .00% , 10/1/40 , Continuously Callable @100 ............................... 1,000 908
5 .00% , 1/1/43 , Continuously Callable @100 ............................... 1,090 1,116
Onondaga County Trust for Cultural Resources Revenue , 5 .00% , 5/1/40 , Continuously Callable
@100 ........................................................... 800 822
Southold Local Development Corp. Revenue , 5 .00% , 12/1/45 , Continuously Callable @100 . 1,000 1,001
St. Lawrence County Industrial Development Agency Revenue
5 .00% , 9/1/47 , Continuously Callable @100 ............................... 1,770 1,787
5 .25% , 7/1/52 , Continuously Callable @100 ............................... 1,000 1,086
Series A , 4 .00% , 7/1/43 , Continuously Callable @100 ......................... 500 490
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 211 , 3 .80% ,
10/1/48 , Continuously Callable @100 .................................... 1,230 1,159
Suffolk County Economic Development Corp. Revenue , Series C , 5 .00% , 7/1/33 , Continuously
Callable @100 ..................................................... 250 250

Victory Portfolios III
Victory New York Bond Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
The Genesee County Funding Corp. Revenue , Series A , 5 .25% , 12/1/52 , Continuously Callable
@100 ........................................................... $ 750 $ 781
The Trust for Cultural Resources of The City of New York Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 1,000 970
Tompkins County Development Corp. Revenue , 5 .00% , 7/1/44 , Continuously Callable @100 1,375 1,369
Triborough Bridge & Tunnel Authority Revenue
Series A , 4 .00% , 11/15/52 , Continuously Callable @100 ....................... 3,000 2,917
Series A-1 , 4 .00% , 11/15/54 , Continuously Callable @100 ..................... 1,000 972
Series B , 11/15/32 (c) ................................................ 1,000 767
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000 1,017
Westchester County Healthcare Corp. Revenue , Series B , 6 .00% , 11/1/30 , Continuously
Callable @100 ..................................................... 120 120
Westchester County Local Development Corp. Revenue
5 .00% , 7/1/42 , Continuously Callable @104 ............................... 815 816
5 .00% , 11/1/46 , Continuously Callable @100 ............................... 1,000 981
5 .00% , 6/1/47 , Continuously Callable @100 ............................... 1,000 1,006
Series S , 5 .00% , 1/1/51 , Continuously Callable @103 ......................... 1,000 1,028
Westchester Tobacco Asset Securitization Corp. Revenue , Series B , 5 .00% , 6/1/41 ,
Continuously Callable @100 ........................................... 500 510
121,782
Guam (1.1%):
Guam Power Authority Revenue , Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ... 1,250 1,349
Total Municipal Bonds (Cost $127,401)
a
a
a
123,131
Total Investments (Cost $127,401) — 98.9% 123,131
Other assets in excess of liabilities — 1.1% 1,318
NET ASSETS - 100.00% $ 124,449
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2024, the fair value of these securities was
$6,278 (thousands) and amounted to 5.0% of net assets.
(b) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c) Zero-coupon bond.
AMBAC
—
American Municipal Bond Assurance Corporation
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

Statement of Assets and Liabilities
August 31, 2024
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory New York
Bond Fund
Assets:
Investments, at value (Cost $127,401) $ 123,131
Cash 201
Receivables:
Interest 1,335
Capital shares issued 50
From Adviser 22
Prepaid expenses — (a)
Total Assets 124,739
Liabilities:
Payables:
Distributions 58
Capital shares redeemed 125
Accrued expenses and other payables:
Investment advisory fees 50
Administration fees 16
Custodian fees — (a)
Transfer agent fees 5
Compliance fees — (a)
Trustees' fees — (a)
12b-1 fees — (a)
Other accrued expenses 36
Total Liabilities 290
Commitments and contingencies (Note 4 )
Net Assets:
Capital 134,616
Total accumulated earnings (loss) (10,167)
Net Assets $ 124,449
Net Assets:
Fund Shares $ 117,180
Institutional Shares 7,203
Class A 66
Total $ 124,449
Shares (unlimited number of shares authorized with no par value):
Fund Shares 10,657
Institutional Shares 656
Class A 6
Total 11,319
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 11 .00
Institutional Shares 10 .97
Class A 10 .96
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 11 .21
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory New York
Bond Fund
Investment Income:
Interest $ 2,639
Total Income 2,639
Expenses:
Investment advisory fees 274
Administration fees — Fund Shares 90
Administration fees — Institutional Shares 4
Administration fees — Class A — (a)
Sub-Administration fees 12
12b-1 fees — Class A — (a)
Custodian fees 3
Transfer agent fees — Fund Shares 23
Transfer agent fees — Institutional Shares 4
Transfer agent fees — Class A — (a)
Trustees' fees 24
Compliance fees 1
Legal and audit fees 32
State registration and filing fees — (a)
Other expenses 20
Total Expenses 487
Less fees paid indirectly (3)
Expenses waived/reimbursed by Adviser (64)
Net Expenses 420
Net Investment Income (Loss) 2,219
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 315
Net change in unrealized appreciation/depreciation on investment securities 1,390
Net realized/unrealized gains (losses) on investments 1,705
Change in net assets resulting from operations $ 3,924
(a) Rounds to less than $1 thousand.

7
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory New York Bond Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,219 $ 4,996
Net realized gains (losses) 315 (413)
Net change in unrealized appreciation/depreciation 1,390 4,372
Change in net assets resulting from operations 3,924 8,955
Distributions to Shareholders:
Fund Shares (2,086) (4,553)
Institutional Shares (137) (429)
Class A (1) (14)
Change in net assets resulting from distributions to shareholders (2,224) (4,996)
Change in net assets resulting from capital transactions (7,427) (34,284)
Change in net assets (5,727) (30,325)
Net Assets:
Beginning of period 130,176 160,501
End of period $ 124,449 $ 130,176

8
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory New York Bond Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 6,931 $ 8,468
Distributions reinvested 1,666 3,665
Cost of shares redeemed (14,426) (33,199)
Total Fund Shares $ (5,829) $ (21,066)
Institutional Shares
Proceeds from shares issued $ 869 $ 5,724
Distributions reinvested 121 353
Cost of shares redeemed (2,540) (18,322)
Total Institutional Shares $ (1,550) $ (12,245)
Class A
Proceeds from shares issued $ — $ 1
Distributions reinvested — 12
Cost of shares redeemed (48) (986)
Total Class A $ (48) $ (973)
Change in net assets resulting from capital transactions $ (7,427) $ (34,284)
Share Transactions:
Fund Shares
Issued 637 802
Reinvested 154 346
Redeemed (1,324) (3,115)
Total Fund Shares (533) (1,967)
Institutional Shares
Issued 80 549
Reinvested 11 33
Redeemed (237) (1,707)
Total Institutional Shares (146) (1,125)
Class A
Issued — — (a)
Reinvested — 1
Redeemed (4) (92)
Total Class A (4) (91)
Change in Shares (683) (3,183)
(a) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
9
See notes to financial statements.
Victory New York Bond Fund
Fund Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of
Period $10.85 $10.57 $11.39 $12.11 $11.80 $11.87 $11.76
Investment Activities:
Net investment income (loss) 0.19(b) 0.38(b) 0.32(b) 0.32(b) 0.34(b) 0.38(b) 0.40
Net realized and unrealized
gains (losses) 0.15 0.28 (0.82) (0.72) 0.31 (0.07) 0.11
Total from Investment
Activities 0.34 0.66 (0.50) (0.40) 0.65 0.31 0.51
Distributions to Shareholders
from:
Net investment income (0.19) (0.38) (0.32) (0.32) (0.34) (0.38) (0.40)
Total Distributions (0.19) (0.38) (0.32) (0.32) (0.34) (0.38) (0.40)
Net Asset Value, End of Period $11.00 $10.85 $10.57 $11.39 $12.11 $11.80 $11.87
Total Return(c)(d) 3.17% 6.36% (4.38)% (3.40)% 5.61% 2.60% 4.41%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.66%(i) 0.63%(i) 0.67% 0.64% 0.66% 0.61% 0.60%
Net Investment Income
(Loss)(e) 3.46% 3.55% 3.25% 2.65% 2.87% 3.17% 3.39%
Gross Expenses(e)(h) 0.75%(i) 0.70%(i) 0.71% 0.64% 0.66% 0.61% 0.60%
Supplemental Data:
Net Assets at end of period
(000's) $117,180 $121,382 $139,084 $170,335 $207,085 $218,096 $226,973
Portfolio Turnover(c)(j) 1% 4% 15% 10% 19% 18% 15%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory New York Bond Fund
Institutional Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.82 $10.56 $11.38 $12.10 $11.94
Investment Activities:
Net investment income (loss)(c) 0.19 0.38 0.32 0.33 0.26
Net realized and unrealized gains (losses) 0.15 0.26 (0.82) (0.72) 0.16
Total from Investment Activities 0.34 0.64 (0.50) (0.39) 0.42
Distributions to Shareholders from:
Net investment income (0.19) (0.38) (0.32) (0.33) (0.26)
Total Distributions (0.19) (0.38) (0.32) (0.33) (0.26)
Net Asset Value, End of Period $10.97 $10.82 $10.56 $11.38 $12.10
Total Return(d)(e) 3.20% 6.22% (4.34)% (3.39)% 3.55%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.63%(j) 0.60%(j) 0.61% 0.61% 0.61%
Net Investment Income (Loss)(f) 3.50% 3.56% 3.31% 2.72% 2.86%
Gross Expenses(f)(i) 0.83%(j) 0.71%(j) 0.70% 0.65% 0.77%
Supplemental Data:
Net Assets at end of period (000's) $7,203 $8,682 $20,352 $21,414 $2,958
Portfolio Turnover(d)(k) 1% 4% 15% 10% 19%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

11
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory New York Bond Fund
Class A
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of
Period $10.82 $10.55 $11.37 $12.08 $11.77 $11.84 $11.73
Investment Activities:
Net investment income (loss) 0.18(b) 0.36(b) 0.30(b) 0.30(b) 0.32(b) 0.35(b) 0.37
Net realized and unrealized
gains (losses) 0.14 0.29 (0.82) (0.72) 0.31 (0.07) 0.11
Total from Investment
Activities 0.32 0.65 (0.52) (0.42) 0.63 0.28 0.48
Distributions to Shareholders
from:
Net investment income (0.18) (0.38) (0.30) (0.29) (0.32) (0.35) (0.37)
Total Distributions (0.18) (0.38) (0.30) (0.29) (0.32) (0.35) (0.37)
Net Asset Value, End of Period $10.96 $10.82 $10.55 $11.37 $12.08 $11.77 $11.84
Total Return (excludes sales
charge)(c)(d) 2.96% 6.34% (4.56)% (3.56)% 5.38% 2.36% 4.16%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.90%(i) 0.75%(i) 0.86% 0.85% 0.89% 0.85% 0.85%
Net Investment Income
(Loss)(e) 3.23% 3.39% 3.06% 2.46% 2.65% 2.93% 3.15%
Gross Expenses(e)(h) 6.79%(i) 0.90%(i) 0.99% 0.92% 0.96% 0.85% 0.85%
Supplemental Data:
Net Assets at end of period
(000's) $66 $112 $1,065 $1,707 $6,375 $6,468 $6,295
Portfolio Turnover(c)(j) 1% 4% 15% 10% 19% 18% 15%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
12
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory New York Bond Fund New York Bond Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
13
(Unaudited)
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
Level 1 Level 2 Level 3 Total
New York Bond Fund
Municipal Bonds .............................................. $ — $ 123,131 $ — $ 123,131
Total ....................................................... $ — $ 123,131 $ — $ 123,131
Excluding U.S. Government
Securities
Purchases Sales
New York Bond Fund ....................................................................... $ 966 $ 9,078

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
14
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper New York Municipal Debt Funds Index. The Lipper New York Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper New York Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper New York Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
New York Bond Fund Fund Shares
Institutional
Shares
in thousands $ 5 $ 1
as annual % rate —%(a) 0.02%
(a) Rounds to less than 0.01%.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
15
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper New York Municipal Debt Funds Index. The Lipper New York Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper New York Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper New York Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
New York Bond Fund Fund Shares
Institutional
Shares
in thousands $ 5 $ 1
as annual % rate —%(a) 0.02%
(a) Rounds to less than 0.01%.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended August 31, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2024, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024.
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by March 31, 2025.
In effect until June 30, 2025
Fund Shares Institutional Shares Class A
New York Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65% 0.61% 0.90%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
New York Bond Fund ...................................... $ 3 $ 67 $ 89 $ 64 $ 223

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
16
(Unaudited)
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
State-Specific Risk — Because the Fund invests primarily in New York tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in New York to pay interest or repay principal, which may impact the
Fund’s performance. The Fund is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. While New York State’s economy is broad, it does have concentrations in the financial services industry and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past, and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations.
The financial health of New York City affects that of New York State; when New York City experiences financial difficulty, there may be an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York State has at times been somewhat slower than the nation overall. The economic and financial condition of New York State also may be affected by various financial, social, economic, and political factors. In addition, lingering economic affects regarding COVID-19 and other economic conditions, such as inflation, exacerbate some or all of these risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
17
(Unaudited)
with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2024.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
New York Bond Fund ................................................... $ (2,493) $ (3,769) $ (6,262)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
39608-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Precious Metals and Minerals Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
8
Notes to Financial Statements 11

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Precious Metals and Minerals Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.7%)
Australia (10.6%):
Materials (10.6%):
Evolution Mining Ltd. ................................................... 620,741 $ 1,781
Gold Road Resources Ltd. (a) .............................................. 1,928,577 2,121
Northern Star Resources Ltd. (a) ............................................ 2,319,007 23,947
OceanaGold Corp. ...................................................... 2,084,516 5,430
Perseus Mining Ltd. ..................................................... 6,025,750 10,765
Ramelius Resources Ltd. (a) ............................................... 3,971,068 5,965
Red 5 Ltd. (a) .......................................................... 14,659,230 3,373
Regis Resources Ltd. (a) .................................................. 2,128,654 2,694
West African Resources Ltd. (a) ............................................. 1,930,796 1,868
Westgold Resources Ltd. (a) ................................................ 1,058,664 2,121
60,065
Canada (54.7%):
Materials (54.7%):
Agnico Eagle Mines Ltd. ................................................. 814,395 66,360
Alamos Gold, Inc. ...................................................... 1,223,003 23,580
B2Gold Corp. ......................................................... 4,814,038 13,540
Barrick Gold Corp. ...................................................... 2,910,650 58,766
Centerra Gold, Inc. ...................................................... 1,251,823 8,872
Culico Metals, Inc. (a) .................................................... 125,831 9
Dundee Precious Metals, Inc. .............................................. 1,726,585 16,824
Franco-Nevada Corp. .................................................... 164,137 20,045
Kinross Gold Corp. ..................................................... 2,506,049 22,655
Lundin Gold, Inc. ....................................................... 441,799 8,875
Nautilus Minerals, Inc. (a) (b) ............................................... 5,757,622 — (c)
New Gold, Inc. (a) ...................................................... 1,183,000 2,985
Osisko Gold Royalties Ltd. (a) .............................................. 169,643 2,931
Torex Gold Resources, Inc. (a) .............................................. 914,986 17,655
Wesdome Gold Mines Ltd. (a) .............................................. 237,090 2,268
Wheaton Precious Metals Corp. ............................................. 733,934 45,365
310,730
China (4.1%):
Materials (4.1%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 11,632,000 23,599
Jersey (1.1%):
Materials (1.1%):
Centamin PLC ......................................................... 3,704,746 6,021
Russian Federation (0.0%):
Materials (0.0%):
Polyus PJSC (a) (b) (d) .................................................... 62,088 —
South Africa (8.4%):
Materials (8.4%):
Gold Fields Ltd. , ADR ................................................... 2,125,451 29,204
Harmony Gold Mining Co. Ltd. ............................................. 1,888,885 18,895
48,099
United Kingdom (6.4%):
Materials (6.4%):
Anglogold Ashanti PLC .................................................. 789,128 23,420
Endeavour Mining PLC .................................................. 628,803 13,257
36,677
United States (14.4%):
Materials (14.4%):
Newmont Corp. ........................................................ 1,060,381 56,614

Victory Portfolios III
Victory Precious Metals and Minerals Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Polyus PJSC ...............................................
7/11/2019
$ 6,442
Security Description Shares
Value
(000)
Royal Gold, Inc. ........................................................ 178,962 $ 25,085
81,699
Total Common Stocks (Cost $322,625) 566,890
Total Investments (Cost $322,625) — 99.7% 566,890
Other assets in excess of liabilities — 0.3% 1,440
NET ASSETS - 100.00% $ 568,330
(a) Non-income producing security.
(b) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of August 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(c) Rounds to less than $1 thousand.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at August 31, 2024 (amounts in thousands):
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Statement of Assets and Liabilities
August 31, 2024
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Precious
Metals and
Minerals Fund
Assets:
Investments, at value (Cost $322,625) $ 566,890
Foreign currency, at value (Cost $55) 55
Cash 1,327
Receivables:
Interest and dividends 999
Capital shares issued 46
From Adviser 6
Prepaid expenses 27
Total Assets 569,350
Liabilities:
Payables:
Capital shares redeemed 418
Accrued expenses and other payables:
Investment advisory fees 371
Administration fees 70
Custodian fees 10
Transfer agent fees 88
Compliance fees —(a)
Trustees' fees 1
12b-1 fees 3
Other accrued expenses 59
Total Liabilities 1,020
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,128,629
Total accumulated earnings (loss) (560,299)
Net Assets $ 568,330
Net Assets:
Fund Shares $ 518,412
Institutional Shares 24,842
Class A 25,076
Total $ 568,330
Shares (unlimited number of shares authorized with no par value):
Fund Shares 24,551
Institutional Shares 1,150
Class A 1,204
Total 26,905
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 21.12
Institutional Shares 21.59
Class A 20.83
Maximum Sales Charge — Class A 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 22.10
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Precious
Metals and
Minerals Fund
Investment Income:
Dividends $ 5,547
Interest 19
Securities lending (net of fees) 29
Foreign tax withholding (633)
Total Income 4,962
Expenses:
Investment advisory fees 1,988
Administration fees — Fund Shares 359
Administration fees — Institutional Shares 12
Administration fees — Class A 17
Sub-Administration fees 11
12b-1 fees — Class A 29
Custodian fees 24
Transfer agent fees — Fund Shares 439
Transfer agent fees — Institutional Shares 12
Transfer agent fees — Class A 12
Trustees' fees 23
Compliance fees 2
Legal and audit fees 36
State registration and filing fees 33
Interfund lending fees — (a)
Other expenses 60
Total Expenses 3,057
Expenses waived/reimbursed by Adviser (21)
Net Expenses 3,036
Net Investment Income (Loss) 1,926
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (6,599)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 191,426
Net realized/unrealized gains (losses) on investments 184,827
Change in net assets resulting from operations $ 186,753
(a) Rounds to less than $1 thousand.

6
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Precious Metals and
Minerals Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,926 $ 5,538
Net realized gains (losses) (6,599) (11,676)
Net change in unrealized appreciation/depreciation 191,426 (13,019)
Change in net assets resulting from operations 186,753 (19,157)
Distributions to Shareholders:
Fund Shares — (10,993)
Institutional Shares — (546)
Class A — (492)
Change in net assets resulting from distributions to shareholders — (12,031)
Change in net assets resulting from capital transactions (36,940) (32,430)
Change in net assets 149,813 (63,618)
Net Assets:
Beginning of period 418,517 482,135
End of period $ 568,330 $ 418,517

7
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Precious Metals and
Minerals Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 19,416 $ 33,812
Distributions reinvested — 10,698
Cost of shares redeemed (52,925) (73,791)
Total Fund Shares $ (33,509) $ (29,281)
Institutional Shares
Proceeds from shares issued $ 803 $ 2,863
Distributions reinvested — 544
Cost of shares redeemed (2,852) (2,926)
Total Institutional Shares $ (2,049) $ 481
Class A
Proceeds from shares issued $ 2,732 $ 4,698
Distributions reinvested — 492
Cost of shares redeemed (4,114) (8,820)
Total Class A $ (1,382) $ (3,630)
Change in net assets resulting from capital transactions $ (36,940) $ (32,430)
Share Transactions:
Fund Shares
Issued 1,056 2,010
Reinvested — 624
Redeemed (2,832) (4,398)
Total Fund Shares (1,776) (1,764)
Institutional Shares
Issued 42 161
Reinvested — 31
Redeemed (146) (170)
Total Institutional Shares (104) 22
Class A
Issued 146 275
Reinvested — 29
Redeemed (219) (524)
Total Class A (73) (220)
Change in Shares (1,953) (1,962)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Fund Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $14.50 $15.64 $18.14 $22.57 $19.34 $12.16 $12.87
Investment Activities:
Net investment income (loss)(b) 0.07 0.19 0.15 0.19 0.09 (0.04) (0.03)
Net realized and unrealized gains
(losses) 6.55 (0.91) (2.50) (4.46) 3.15 7.22 (0.68)
Total from Investment
Activities 6.62 (0.72) (2.35) (4.27) 3.24 7.18 (0.71)
Distributions to Shareholders from:
Net investment income — (0.42) (0.15) (0.16) (0.01) — —
Total Distributions — (0.42) (0.15) (0.16) (0.01) — —
Net Asset Value, End of Period $21.12 $14.50 $15.64 $18.14 $22.57 $19.34 $12.16
Total Return(c)(d) 45.66% (5.03)% (12.97)% (18.93)% 16.69% 59.13% (5.52)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.15% 1.18% 1.19% 1.12% 1.12% 1.19% 1.31%
Net Investment Income (Loss)(e) 0.74% 1.11% 1.31% 0.97% 0.41% (0.25)% (0.22)%
Gross Expenses(e)(h) 1.15% 1.18% 1.19% 1.12% 1.12% 1.19% 1.31%
Supplemental Data:
Net Assets at end of period (000's) $518,412 $381,656 $439,330 $533,574 $697,969 $660,770 $468,208
Portfolio Turnover(c)(i) 1% 9% 4% 8% 7% 47%(j) 7%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

9
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Institutional Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $14.82 $15.97 $18.53 $23.06 $19.76 $12.40 $13.06
Investment Activities:
Net investment income (loss)(b) 0.08 0.21 0.17 0.22 0.12 (0.01) 0.01
Net realized and unrealized gains
(losses) 6.69 (0.91) (2.54) (4.56) 3.22 7.37 (0.67)
Total from Investment
Activities 6.77 (0.70) (2.37) (4.34) 3.34 7.36 (0.66)
Distributions to Shareholders from:
Net investment income — (0.45) (0.19) (0.19) (0.04) — —
Total Distributions — (0.45) (0.19) (0.19) (0.04) — —
Net Asset Value, End of Period $21.59 $14.82 $15.97 $18.53 $23.06 $19.76 $12.40
Total Return(c)(d) 45.68% (4.83)% (12.85)% (18.84)% 16.90% 59.35% (5.05)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.02% 1.00% 0.98% 0.98% 0.99% 1.00% 1.00%(i)
Net Investment Income (Loss)(e) 0.87% 1.22% 1.44% 1.13% 0.55% (0.05)% 0.12%
Gross Expenses(e)(h) 1.13% 1.09% 1.12% 1.05% 1.05% 1.06% 1.19%
Supplemental Data:
Net Assets at end of period (000's) $24,842 $18,580 $19,681 $20,602 $26,338 $21,855 $21,327
Portfolio Turnover(c)(j) 1% 9% 4% 8% 7% 47%(k) 7%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Effective June 6, 2018, USAA
®
Asset Management Company (previous Adviser) had voluntarily agreed to limit the annual expenses of the Institutional
Shares to 1.00% of the Institutional Shares’ average daily net assets.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Class A
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $14.31 $15.44 $17.91 $22.29 $19.13 $12.04 $12.74
Investment Activities:
Net investment income (loss)(b) 0.05 0.16 0.13 0.14 0.04 (0.05) (0.03)
Net realized and unrealized gains
(losses) 6.47 (0.90) (2.47) (4.39) 3.12 7.14 (0.67)
Total from Investment
Activities 6.52 (0.74) (2.34) (4.25) 3.16 7.09 (0.70)
Distributions to Shareholders from:
Net investment income — (0.39) (0.13) (0.13) — — —
Total Distributions — (0.39) (0.13) (0.13) — — —
Net Asset Value, End of Period $20.83 $14.31 $15.44 $17.91 $22.29 $19.13 $12.04
Total Return (excludes sales charge)(c)(d) 45.56% (5.20)% (13.08)% (19.08)% 16.52% 58.89% (5.49)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.35% 1.34% 1.31% 1.31% 1.31% 1.27% 1.38%
Net Investment Income (Loss)(e) 0.53% 0.95% 1.17% 0.74% 0.21% (0.32)% (0.27)%
Gross Expenses(e)(h) 1.42% 1.41% 1.40% 1.34% 1.34% 1.27% 1.38%
Supplemental Data:
Net Assets at end of period (000's) $25,076 $18,281 $23,124 $28,203 $26,282 $28,653 $17,744
Portfolio Turnover(c)(i) 1% 9% 4% 8% 7% 47%(j) 7%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
11
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as non-diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM”
or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Precious Metals and Minerals Fund Precious Metals and Minerals Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
12
(Unaudited)
valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of August
31, 2024, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the
Level 1 Level 2 Level 3 Total
Precious Metals and Minerals Fund
Common Stocks ............................................... $ 566,890 $ — $ —(a) $ 566,890
Total ....................................................... $ 566,890 $ — $ —(a) $ 566,890
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
13
(Unaudited)
end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of August 31, 2024, the Fund did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
Excluding U.S. Government
Securities
Purchases Sales
Precious Metals and Minerals Fund ............................................................. $ 3,592 $ 38,925

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
14
(Unaudited)
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Precious Metals Equity Funds Index. The Lipper Precious Metals Equity Funds Index tracks the total return performance of the largest funds within the Lipper Precious Metals Equity Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Precious Metals Equity Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Precious Metals and Minerals Fund Fund Shares
Institutional
Shares Class A
in thousands $ 16 $ 2 $ 1
as annual % rate 0.01% 0.02% 0.01%

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
15
(Unaudited)
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended August 31, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2024, the Distributor received $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
In effect until June 30, 2025
Fund Shares Institutional Shares Class A
Precious Metals and Minerals Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.27% 1.00% 1.34%
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Precious Metals Equity Funds Index. The Lipper Precious Metals Equity Funds Index tracks the total return performance of the largest funds within the Lipper Precious Metals Equity Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Precious Metals Equity Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Precious Metals and Minerals Fund Fund Shares
Institutional
Shares Class A
in thousands $ 16 $ 2 $ 1
as annual % rate 0.01% 0.02% 0.01%

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
16
(Unaudited)
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024.
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Natural Resources and Precious Metals Risk — Because of commodity price volatility and the increased impact such volatility has on the profitabili ty of precious metals and minerals and natural resources industries, there are additional risks involved in investing in the securities of companies in these industries. The natural resources and precious metals and minerals industries can be significantly affected by global economic, financial, and political developments. Investments related to natural resources and precious metals and minerals may fluctuate in price significantly over short periods of time. However, because the market action of such securities has tended to move independently of the broader financial markets, the addition of these securities to a portfolio may reduce overall fluctuations in portfolio value.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2024.
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Precious Metals and Minerals Fund ............................ $ 15 $ 34 $ 35 $ 21 $ 105

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
17
(Unaudited)
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended August 31, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
August 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Precious Metals and Minerals Fund ................... Borrower $ — $ 1,254 5.87% $ 1,254
Short-Term
Amount
Long-Term
Amount Total
Precious Metals and Minerals Fund ......................................... $ (12,277) $ (775,970) $ (788,247)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23408-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Sustainable World Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
21
Statement of Operations
22
Statements of Changes in Net Assets
23
Financial Highlights
25
Notes to Financial Statements 28

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Sustainable World Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.6%)
Australia (2.0%):
Consumer Discretionary (0.8%):
Aristocrat Leisure Ltd. ................................................... 258,363 $ 9,534
Breville Group Ltd. ..................................................... 16,231 368
Lovisa Holdings Ltd. .................................................... 22,544 474
PWR Holdings Ltd. ..................................................... 57,235 355
10,731
Energy (0.0%):(a)
Woodside Energy Group Ltd. .............................................. 18,058 331
Financials (0.4%):
AUB Group Ltd. ....................................................... 2,637 56
Macquarie Group Ltd. ................................................... 31,752 4,621
National Australia Bank Ltd. ............................................... 46,165 1,189
QBE Insurance Group Ltd.(b) .............................................. 36,026 384
6,250
Health Care (0.4%):
CSL Ltd. ............................................................. 24,874 5,164
Industrials (0.1%):
Brambles Ltd. ......................................................... 38,469 474
Cleanaway Waste Management Ltd.(b) ....................................... 86,747 169
Johns Lyng Group Ltd. ................................................... 72,852 184
Qantas Airways Ltd.(b) ................................................... 94,840 429
1,256
Information Technology (0.0%):(a)
Technology One Ltd. .................................................... 17,623 273
Materials (0.2%):
Capricorn Metals Ltd.(b) ................................................. 63,815 256
Gold Road Resources Ltd.(b) .............................................. 271,302 295
Imdex Ltd. ............................................................ 452,042 689
Northern Star Resources Ltd.(b) ............................................ 50,457 515
Ramelius Resources Ltd.(b) ............................................... 412,835 611
Rio Tinto Ltd. ......................................................... 8,936 669
Westgold Resources Ltd.(b) ............................................... 161,414 323
3,358
Real Estate (0.1%):
Charter Hall Group ...................................................... 36,519 356
Goodman Group ....................................................... 24,713 557
913
28,276
Austria (0.2%):
Financials (0.1%):
BAWAG Group AG(c) ................................................... 22,005 1,683
Industrials (0.1%):
ANDRITZ AG ......................................................... 8,400 554
2,237
Belgium (0.9%):
Information Technology (0.4%):
Melexis NV ........................................................... 68,020 6,152
Materials (0.5%):
Solvay SA, Class A ..................................................... 214,022 7,487
13,639

Victory Portfolios III
Victory Sustainable World Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Bermuda (0.1%):
Financials (0.1%):
Everest Group Ltd. ...................................................... 3,900 $ 1,530
Brazil (0.4%):
Communication Services (0.1%):
TIM SA .............................................................. 200,000 634
Consumer Discretionary (0.1%):
Smartfit Escola de Ginastica e Danca SA ...................................... 86,700 339
Vibra Energia SA ....................................................... 124,690 569
908
Energy (0.1%):
Petroleo Brasileiro SA, ADR ............................................... 88,014 1,341
Financials (0.1%):
Itau Unibanco Holding SA, ADR ............................................ 162,609 1,060
Industrials (0.0%):(a)
Marcopolo SA, Preference Shares ........................................... 204,720 267
Santos Brasil Participacoes SA ............................................. 148,400 342
609
Real Estate (0.0%):(a)
Multiplan Empreendimentos Imobiliarios SA ................................... 93,800 427
Utilities (0.0%):(a)
CPFL Energia SA ....................................................... 48,800 295
5,274
Canada (3.2%):
Consumer Staples (0.4%):
George Weston Ltd. ..................................................... 40,400 6,572
Energy (0.3%):
Parex Resources, Inc. .................................................... 356,537 3,580
Pason Systems, Inc. ..................................................... 15,950 169
Trican Well Service Ltd. .................................................. 70,976 267
4,016
Financials (0.3%):
Fairfax Financial Holdings Ltd. ............................................. 3,400 4,105
Industrials (0.5%):
Bombardier, Inc., Class B(b) ............................................... 103,234 7,091
MDA Space Ltd.(b) ..................................................... 26,630 313
Russel Metals, Inc. ...................................................... 7,912 221
7,625
Information Technology (0.8%):
Constellation Software, Inc. ............................................... 3,570 11,659
Materials (0.9%):
Agnico Eagle Mines Ltd. ................................................. 78,124 6,366
Stella-Jones, Inc. ....................................................... 90,182 6,211
12,577
46,554
Chile (0.0%):(a)
Utilities (0.0%):(a)
Enel Chile SA ......................................................... 4,853,107 263

Victory Portfolios III
Victory Sustainable World Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
China (3.2%):
Communication Services (1.4%):
Tencent Holdings Ltd. ................................................... 399,200 $ 19,362
Tencent Music Entertainment Group, ADR ..................................... 48,613 507
19,869
Consumer Discretionary (0.4%):
Alibaba Group Holding Ltd., Class W ........................................ 53,176 551
BYD Co. Ltd. ......................................................... 27,500 842
Fuyao Glass Industry Group Co. Ltd., Class A .................................. 108,200 732
Meituan, Class W(b)(c) ................................................... 113,300 1,715
MINISO Group Holding Ltd., ADR .......................................... 34,109 560
MotoMotion China Corp. ................................................. 54,300 392
New Oriental Education & Technology Group, Inc., ADR(b) ........................ 8,444 519
5,311
Consumer Staples (0.3%):
Foshan Haitian Flavouring & Food Co. Ltd., Class A .............................. 880,428 4,580
Tsingtao Brewery Co. Ltd., Class H .......................................... 74,000 428
5,008
Energy (0.0%):(a)
PetroChina Co. Ltd., Class H .............................................. 814,000 734
Financials (0.6%):
China Construction Bank Corp., Class H ...................................... 2,658,000 1,866
China Merchants Bank Co. Ltd., Class H ...................................... 129,500 531
Industrial & Commercial Bank of China Ltd., Class H ............................. 10,215,370 5,843
8,240
Health Care (0.1%):
Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A ............................... 140,500 506
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A ....................... 19,700 695
1,201
Industrials (0.1%):
Anhui Heli Co. Ltd., Class A ............................................... 205,100 502
Weichai Power Co. Ltd., Class H ............................................ 284,000 434
Yutong Bus Co. Ltd., Class A .............................................. 148,000 445
1,381
Information Technology (0.1%):
Foxconn Industrial Internet Co. Ltd., Class A ................................... 184,000 533
Luxshare Precision Industry Co. Ltd., Class A ................................... 96,700 538
1,071
Materials (0.2%):
China Hongqiao Group Ltd. ............................................... 395,000 539
Shandong Nanshan Aluminum Co. Ltd., Class A ................................. 2,070,000 1,071
Shanjin International Gold Co. Ltd., Class A .................................... 213,900 484
Western Mining Co. Ltd., Class A ........................................... 222,900 491
Zijin Mining Group Co. Ltd., Class H ........................................ 384,000 772
3,357
46,172
Denmark (1.6%):
Consumer Discretionary (0.6%):
Pandora A/S .......................................................... 50,915 8,919
Health Care (1.0%):
Novo Nordisk A/S, Class B ................................................ 99,644 13,843

Victory Portfolios III
Victory Sustainable World Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (0.0%):(a)
INVISIO AB .......................................................... 15,234 $ 358
23,120
France (3.1%):
Communication Services (0.1%):
Publicis Groupe SA ..................................................... 7,930 874
Consumer Discretionary (0.5%):
La Francaise des Jeux SAEM(c) ............................................ 144,625 5,895
LVMH Moet Hennessy Louis Vuitton SE ...................................... 560 417
Renault SA ........................................................... 10,143 481
6,793
Consumer Staples (0.5%):
L'Oreal SA ........................................................... 15,603 6,845
Energy (0.4%):
Gaztransport Et Technigaz SA .............................................. 38,478 5,661
Technip Energies NV .................................................... 16,688 397
6,058
Financials (0.1%):
AXA SA ............................................................. 21,287 810
BNP Paribas SA ........................................................ 9,366 648
1,458
Health Care (0.0%):(a)
EssilorLuxottica SA(b) ................................................... 1,761 418
Ipsen SA ............................................................. 2,969 360
778
Industrials (1.0%):
Cie de Saint-Gobain SA .................................................. 9,753 852
Eiffage SA ............................................................ 4,268 448
Rexel SA ............................................................. 267,604 6,752
Safran SA ............................................................ 25,683 5,628
SPIE SA ............................................................. 7,685 310
13,990
Information Technology (0.0%):(a)
Capgemini SE ......................................................... 2,639 547
Materials (0.5%):
Arkema SA ........................................................... 72,187 6,697
Real Estate (0.0%):(a)
Klepierre SA .......................................................... 11,502 343
Utilities (0.0%):(a)
Engie SA ............................................................. 25,273 445
44,828
Germany (0.5%):
Communication Services (0.1%):
Deutsche Telekom AG ................................................... 46,433 1,321
Consumer Staples (0.0%):(a)
Henkel AG & Co. KGaA, Preference Shares .................................... 8,164 748
Financials (0.1%):
Allianz SE, Registered Shares .............................................. 1,728 537
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R ............... 1,559 843
1,380

Victory Portfolios III
Victory Sustainable World Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (0.2%):
2G Energy AG ......................................................... 11,912 $ 283
Amadeus Fire AG ...................................................... 1,977 204
GEA Group AG ........................................................ 8,941 421
Siemens AG, Registered Shares ............................................. 7,113 1,338
2,246
Information Technology (0.1%):
Atoss Software SE ...................................................... 1,458 224
CANCOM SE ......................................................... 4,903 147
PVA TePla AG(b)(d) ..................................................... 8,166 135
SAP SE .............................................................. 2,599 570
1,076
Materials (0.0%):(a)
Evonik Industries AG .................................................... 19,744 438
7,209
Greece (0.0%):(a)
Energy (0.0%):(a)
Motor Oil Hellas Corinth Refineries SA ....................................... 17,813 427
Hong Kong (0.2%):
Consumer Discretionary (0.1%):
Bosideng International Holdings Ltd. ......................................... 564,000 277
Man Wah Holdings Ltd. .................................................. 402,800 238
515
Financials (0.0%):(a)
BOC Hong Kong Holdings Ltd. ............................................ 96,000 301
Industrials (0.1%):
Pacific Basin Shipping Ltd. ................................................ 781,000 214
Techtronic Industries Co. Ltd. .............................................. 37,000 496
710
Real Estate (0.0%):(a)
Sino Land Co. Ltd.(b) .................................................... 264,000 282
Utilities (0.0%):(a)
Kunlun Energy Co. Ltd. .................................................. 406,000 406
2,214
Hungary (0.1%):
Financials (0.1%):
OTP Bank Nyrt ........................................................ 16,981 875
Health Care (0.0%):(a)
Richter Gedeon Nyrt .................................................... 9,729 295
1,170
India (1.3%):
Consumer Discretionary (0.3%):
Crompton Greaves Consumer Electricals Ltd. ................................... 96,611 549
Hero MotoCorp Ltd. ..................................................... 15,554 1,013
Mahindra & Mahindra Ltd.(b) .............................................. 26,343 882
Maruti Suzuki India Ltd. .................................................. 6,665 987
Tata Motors Ltd. ....................................................... 60,917 808
4,239
Consumer Staples (0.0%):(a)
Britannia Industries Ltd. .................................................. 8,172 571
Financials (0.3%):
ICICI Bank Ltd., ADR ................................................... 101,125 2,964

Victory Portfolios III
Victory Sustainable World Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
LIC Housing Finance Ltd. ................................................. 89,175 $ 717
Manappuram Finance Ltd. ................................................ 200,947 518
Shriram Finance Ltd. .................................................... 16,692 639
4,838
Health Care (0.1%):
Dr. Reddy's Laboratories Ltd. .............................................. 13,034 1,092
Sun Pharmaceutical Industries Ltd. .......................................... 45,053 979
2,071
Industrials (0.1%):
Larsen & Toubro Ltd. .................................................... 19,703 871
Information Technology (0.2%):
Infosys Ltd., ADR(d) .................................................... 101,268 2,358
Materials (0.2%):
MOIL Ltd. ............................................................ 91,106 435
UltraTech Cement Ltd. ................................................... 8,176 1,102
Vedanta Ltd. .......................................................... 113,600 634
Welspun Corp. Ltd. ..................................................... 61,410 520
2,691
Real Estate (0.1%):
Oberoi Realty Ltd. ...................................................... 34,122 721
Utilities (0.0%):(a)
Power Grid Corp. of India Ltd. ............................................. 171,251 690
19,050
Indonesia (0.5%):
Communication Services (0.4%):
PT Telkom Indonesia Persero Tbk ........................................... 29,393,038 5,799
Financials (0.1%):
PT Bank Mandiri Persero Tbk .............................................. 1,549,600 716
6,515
Ireland (1.2%):
Consumer Discretionary (0.1%):
PDD Holdings, Inc., ADR(b) ............................................... 13,542 1,302
Consumer Staples (0.0%):(a)
Glanbia PLC .......................................................... 20,157 357
Financials (0.0%):(a)
Bank of Ireland Group PLC ............................................... 37,254 428
Health Care (0.2%):
ICON PLC(b) ......................................................... 2,012 648
Medtronic PLC ........................................................ 27,700 2,454
3,102
Industrials (0.3%):
AerCap Holdings NV .................................................... 9,905 965
Trane Technologies PLC .................................................. 7,818 2,827
3,792
Materials (0.6%):
James Hardie Industries PLC(b) ............................................ 204,797 7,638
16,619

Victory Portfolios III
Victory Sustainable World Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Israel (0.1%):
Health Care (0.1%):
Teva Pharmaceutical Industries Ltd., ADR(b) ................................... 93,000 $ 1,755
Information Technology (0.0%):(a)
Nice Ltd.(b) ........................................................... 2,128 371
2,126
Italy (0.4%):
Consumer Discretionary (0.0%):(a)
PRADA SpA .......................................................... 51,700 369
Health Care (0.1%):
El.En. SpA ........................................................... 27,024 311
Recordati Industria Chimica e Farmaceutica SpA ................................ 7,368 432
743
Industrials (0.0%):(a)
Leonardo SpA ......................................................... 18,251 466
Information Technology (0.0%):(a)
Sesa SpA ............................................................. 2,773 298
Materials (0.0%):(a)
Cementir Holding NV ................................................... 24,730 270
Utilities (0.3%):
Enel SpA ............................................................. 66,722 507
Snam SpA ............................................................ 751,755 3,734
4,241
6,387
Japan (5.5%):
Communication Services (0.6%):
Kakaku.com, Inc. ....................................................... 450,091 7,740
Konami Group Corp. .................................................... 9,500 861
Okinawa Cellular Telephone Co. ............................................ 5,800 166
8,767
Consumer Discretionary (0.7%):
Asics Corp. ........................................................... 27,500 546
Goldwin, Inc. .......................................................... 2,900 180
Honda Motor Co. Ltd. ................................................... 50,900 562
Isuzu Motors Ltd. ....................................................... 47,200 717
Shoei Co. Ltd.(d) ....................................................... 21,000 337
Suzuki Motor Corp. ..................................................... 53,100 624
Toyota Motor Corp. ..................................................... 25,000 477
ZOZO, Inc. ........................................................... 188,200 5,993
9,436
Consumer Staples (0.5%):
Asahi Group Holdings Ltd. ................................................ 13,000 485
Daikokutenbussan Co. Ltd. ................................................ 4,700 372
Milbon Co. Ltd. ........................................................ 6,700 138
Toyo Suisan Kaisha Ltd. .................................................. 99,949 6,263
7,258
Financials (0.8%):
Mizuho Financial Group, Inc. .............................................. 439,911 9,136
ORIX Corp. ........................................................... 21,774 548
Sumitomo Mitsui Financial Group, Inc. ....................................... 18,675 1,233
Tokio Marine Holdings, Inc. ............................................... 21,100 803
11,720

Victory Portfolios III
Victory Sustainable World Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Health Care (0.5%):
Fukuda Denshi Co. Ltd. .................................................. 6,400 $ 330
Hoya Corp. ........................................................... 37,202 5,281
Nakanishi, Inc. ......................................................... 10,600 190
Otsuka Holdings Co. Ltd. ................................................. 12,400 731
Shionogi & Co. Ltd. ..................................................... 10,000 466
Takara Bio, Inc. ........................................................ 20,900 149
7,147
Industrials (1.2%):
Aeon Delight Co. Ltd. ................................................... 9,300 258
AIT Corp. ............................................................ 16,300 189
AZ-COM MARUWA Holdings, Inc. ......................................... 13,700 105
Central Japan Railway Co. ................................................ 17,100 396
Fuji Electric Co. Ltd. .................................................... 90,600 5,470
FULLCAST Holdings Co. Ltd. ............................................. 14,400 150
Hosokawa Micron Corp. .................................................. 7,900 238
ITOCHU Corp. ........................................................ 26,209 1,396
JAC Recruitment Co. Ltd. ................................................. 60,400 315
Komatsu Ltd. .......................................................... 22,200 621
Mitsubishi Heavy Industries Ltd. ............................................ 62,200 839
Mitsui & Co. Ltd. ....................................................... 46,540 1,006
Nippon Yusen KK ...................................................... 141,862 5,147
Sanyo Denki Co. Ltd. .................................................... 5,500 343
TKC Corp. ........................................................... 8,200 221
Tsurumi Manufacturing Co. Ltd. ............................................ 7,300 193
16,887
Information Technology (0.9%):
Anritsu Corp. .......................................................... 28,300 229
Avant Group Corp. ...................................................... 21,000 265
Canon, Inc. ........................................................... 14,700 505
Dexerials Corp. ........................................................ 5,800 261
Disco Corp. ........................................................... 13,000 3,769
DTS Corp. ............................................................ 9,400 266
Future Corp. .......................................................... 23,900 291
Horiba Ltd. ........................................................... 5,400 362
Micronics Japan Co. Ltd. ................................................. 9,600 321
NEC Corp. ........................................................... 10,700 948
Oracle Corp. .......................................................... 51,800 4,692
Riken Keiki Co. Ltd. .................................................... 6,200 177
Tokyo Electron Ltd. ..................................................... 1,800 324
Yokogawa Electric Corp. ................................................. 23,500 663
13,073
Materials (0.1%):
Fujimi, Inc. ........................................................... 9,000 155
Fuso Chemical Co. Ltd. .................................................. 7,200 196
Nippon Steel Corp.(d) ................................................... 23,000 525
PILLAR Corp. ......................................................... 7,300 219
Sumitomo Bakelite Co. Ltd. ............................................... 6,200 165
Tokyo Ohka Kogyo Co. Ltd. ............................................... 6,800 171
Tosoh Corp.(d) ......................................................... 30,282 391
1,822
Real Estate (0.0%):(a)
Daiwa House Industry Co. Ltd. ............................................. 14,200 437
Utilities (0.2%):
Tokyo Gas Co. Ltd. ..................................................... 115,200 2,882
79,429

Victory Portfolios III
Victory Sustainable World Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Jordan (0.1%):
Health Care (0.1%):
Hikma Pharmaceuticals PLC ............................................... 27,076 $ 708
Luxembourg (0.1%):
Energy (0.0%):(a)
Tenaris SA ............................................................ 21,184 312
Materials (0.1%):
Ternium SA, ADR ...................................................... 16,013 539
851
Malaysia (0.1%):
Industrials (0.0%):(a)
Frencken Group Ltd. .................................................... 231,300 228
Utilities (0.1%):
YTL Power International Bhd .............................................. 567,300 512
740
Mexico (0.1%):
Consumer Staples (0.0%):(a)
Gruma SAB de CV, Class B ............................................... 21,280 391
Kimberly-Clark de Mexico SAB de CV, Class A ................................. 163,191 267
658
Financials (0.1%):
Grupo Financiero Banorte SAB de CV, Class O ................................. 97,481 674
Qualitas Controladora SAB de CV ........................................... 32,773 263
937
Real Estate (0.0%):(a)
Corp Inmobiliaria Vesta SAB de CV ......................................... 133,432 366
1,961
Netherlands (0.9%):
Communication Services (0.0%):(a)
Koninklijke KPN NV .................................................... 97,054 396
Consumer Discretionary (0.1%):
Prosus NV(b) .......................................................... 18,171 673
Stellantis NV .......................................................... 24,054 405
1,078
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 16,909 582
Financials (0.1%):
Euronext NV(c) ........................................................ 5,906 631
ING Groep NV ........................................................ 34,280 623
NN Group NV ......................................................... 8,663 425
1,679
Information Technology (0.6%):
ASM International NV ................................................... 11,058 7,528
ASML Holding NV ..................................................... 1,548 1,396
8,924
Real Estate (0.0%):(a)
NEPI Rockcastle NV .................................................... 52,450 428
13,087

Victory Portfolios III
Victory Sustainable World Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
New Zealand (0.5%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 301,993 $ 6,738
Norway (0.6%):
Energy (0.3%):
Aker BP ASA ......................................................... 160,993 3,859
Equinor ASA .......................................................... 13,104 352
TGS ASA ............................................................ 24,718 283
4,494
Financials (0.3%):
SpareBank 1 SMN ...................................................... 248,120 3,676
8,170
Panama (0.0%):(a)
Industrials (0.0%):(a)
Copa Holdings SA, Class A ................................................ 5,563 503
Poland (0.1%):
Consumer Discretionary (0.0%):(a)
LPP SA .............................................................. 131 498
Financials (0.1%):
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 74,682 1,119
1,617
Portugal (0.0%):(a)
Energy (0.0%):(a)
Galp Energia SGPS SA ................................................... 25,361 527
Puerto Rico (0.1%):
Financials (0.1%):
EVERTEC, Inc. ........................................................ 17,273 591
OFG Bancorp ......................................................... 9,865 454
1,045
Russian Federation (0.0%):(a)
Energy (0.0%):(a)
Gazprom PJSC(b)(e)(f) ................................................... 303,950 8
Rosneft Oil Co. PJSC, GDR(b)(e)(f) ......................................... 124,892 —
8
Financials (0.0%):
Sberbank of Russia PJSC, ADR(b)(e)(f) ....................................... 91,313 —
8
Saudi Arabia (0.2%):
Communication Services (0.1%):
Saudi Telecom Co. ...................................................... 96,989 1,112
Consumer Discretionary (0.0%):(a)
United Electronics Co. ................................................... 11,422 277
Financials (0.1%):
Alinma Bank .......................................................... 107,344 895
Saudi Awwal Bank ...................................................... 62,001 577
1,472
Industrials (0.0%):(a)
Riyadh Cables Group Co. ................................................. 11,022 328
3,189

Victory Portfolios III
Victory Sustainable World Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Singapore (0.6%):
Consumer Discretionary (0.0%):(a)
Genting Singapore Ltd. ................................................... 584,300 $ 361
Consumer Staples (0.0%):(a)
Sheng Siong Group Ltd. .................................................. 210,000 243
Financials (0.6%):
DBS Group Holdings Ltd. ................................................. 23,195 648
iFAST Corp. Ltd. ....................................................... 40,600 220
Singapore Exchange Ltd. ................................................. 865,027 7,178
8,046
Utilities (0.0%):(a)
Sembcorp Industries Ltd. ................................................. 138,100 523
9,173
South Africa (0.7%):
Consumer Discretionary (0.6%):
Mr Price Group Ltd. ..................................................... 602,940 8,158
The Foschini Group Ltd. .................................................. 53,068 430
8,588
Financials (0.1%):
Investec PLC .......................................................... 54,476 417
Nedbank Group Ltd. ..................................................... 70,322 1,165
1,582
10,170
South Korea (1.0%):
Consumer Discretionary (0.1%):
Kia Corp. ............................................................ 10,027 797
Financials (0.1%):
DB Insurance Co. Ltd. ................................................... 4,862 423
KIWOOM Securities Co. Ltd. .............................................. 3,251 330
Samsung Securities Co. Ltd. ............................................... 23,479 832
1,585
Health Care (0.1%):
Classys, Inc. .......................................................... 9,576 361
T&L Co. Ltd. .......................................................... 4,464 234
595
Industrials (0.2%):
Hanwha Aerospace Co. Ltd. ............................................... 2,697 587
HD Hyundai Electric Co. Ltd. .............................................. 2,483 569
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b) ........................ 3,751 538
Hyundai Rotem Co. Ltd. .................................................. 14,520 587
Samsung C&T Corp. .................................................... 5,620 622
Samsung E&A Co. Ltd.(b) ................................................ 25,322 482
3,385
Information Technology (0.5%):
Innox Advanced Materials Co. Ltd. .......................................... 12,526 273
LG Innotek Co. Ltd. ..................................................... 4,108 857
Samsung Electronics Co. Ltd. .............................................. 89,337 4,963
SK Hynix, Inc. ......................................................... 11,027 1,445
7,538
13,900
Spain (0.8%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 20,349 1,102

Victory Portfolios III
Victory Sustainable World Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Energy (0.0%):(a)
Repsol SA ............................................................ 24,543 $ 337
Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 808,257 8,586
Banco Santander SA ..................................................... 196,337 976
Bankinter SA .......................................................... 49,649 438
10,000
Utilities (0.0%):(a)
Iberdrola SA .......................................................... 40,090 569
12,008
Sweden (0.7%):
Consumer Discretionary (0.1%):
Evolution AB(c) ........................................................ 4,318 449
Consumer Staples (0.1%):
Axfood AB ........................................................... 10,414 278
Essity AB, Class B ...................................................... 22,896 695
973
Financials (0.0%):(a)
Swedbank AB, Class A ................................................... 19,727 422
Health Care (0.0%):(a)
Camurus AB(b) ........................................................ 4,851 338
Industrials (0.5%):
Atlas Copco AB, Class B ................................................. 412,454 6,579
Munters Group AB(c) .................................................... 8,133 171
Volvo AB, Class B ...................................................... 20,841 555
7,305
Information Technology (0.0%):(a)
HMS Networks AB ..................................................... 5,851 248
Mycronic AB .......................................................... 4,753 175
423
9,910
Switzerland (2.8%):
Consumer Discretionary (0.2%):
On Holding AG, Class A(b)(d) ............................................. 64,883 3,048
Consumer Staples (0.1%):
Coca-Cola HBC AG ..................................................... 17,276 642
Nestle SA, Registered Shares .............................................. 3,898 418
1,060
Financials (1.1%):
Chubb Ltd. ........................................................... 26,979 7,667
Partners Group Holding AG ............................................... 5,109 7,392
Zurich Insurance Group AG ............................................... 809 470
15,529
Health Care (1.1%):
Alcon, Inc. ........................................................... 5,391 525
Galenica AG(c) ........................................................ 1,935 168
Novartis AG, Registered Shares ............................................. 18,684 2,258
Roche Holding AG ...................................................... 36,590 12,388
Sandoz Group AG ...................................................... 14,897 652
15,991
Industrials (0.1%):
ABB Ltd., Registered Shares ............................................... 12,379 712

Victory Portfolios III
Victory Sustainable World Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Burckhardt Compression Holding AG ........................................ 374 $ 266
Kardex Holding AG, Registered Shares ....................................... 1,527 494
1,472
Information Technology (0.1%):
Comet Holding AG, Class R ............................................... 1,202 494
Landis+Gyr Group AG ................................................... 4,536 409
Logitech International SA, Class R .......................................... 4,163 378
1,281
Materials (0.1%):
Clariant AG, Registered Shares ............................................. 26,642 419
Glencore PLC ......................................................... 96,484 509
Holcim AG ........................................................... 12,244 1,187
2,115
40,496
Taiwan (3.6%):
Financials (0.9%):
Cathay Financial Holding Co. Ltd. ........................................... 6,449,000 12,823
Health Care (0.0%):(a)
Bora Pharmaceuticals Co. Ltd. ............................................. 15,000 350
Industrials (0.1%):
Fortune Electric Co. Ltd. ................................................. 21,300 445
Information Technology (2.6%):
ASE Technology Holding Co. Ltd. ........................................... 1,644,000 7,890
Chroma ATE, Inc. ...................................................... 75,000 766
Compeq Manufacturing Co. Ltd. ............................................ 242,000 621
Elite Material Co. Ltd. ................................................... 34,000 496
Gold Circuit Electronics Ltd. ............................................... 67,800 449
King Yuan Electronics Co. Ltd. ............................................. 158,000 600
Lite-On Technology Corp. ................................................ 1,439,000 4,829
Lotes Co. Ltd. ......................................................... 11,000 527
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 695,000 20,579
Wiwynn Corp. ......................................................... 9,000 537
37,294
Materials (0.0%):(a)
Gloria Material Technology Corp. ........................................... 210,000 315
51,227
Thailand (0.2%):
Consumer Staples (0.1%):
CP ALL PCL, NVDR .................................................... 609,900 1,087
Energy (0.0%):(a)
PTT Exploration & Production PCL, NVDR ................................... 178,100 745
Health Care (0.0%):(a)
Bangkok Dusit Medical Services PCL, NVDR .................................. 779,500 638
Information Technology (0.1%):
Fabrinet(b) ........................................................... 3,122 761
3,231
Turkey (0.1%):
Consumer Discretionary (0.0%):(a)
Mavi Giyim Sanayi Ve Ticaret A/S, Class B(c) .................................. 94,438 294
Consumer Staples (0.0%):(a)
BIM Birlesik Magazalar A/S ............................................... 35,137 557

Victory Portfolios III
Victory Sustainable World Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (0.1%):
Yapi ve Kredi Bankasi A/S ................................................ 702,025 $ 643
Industrials (0.0%):(a)
Pegasus Hava Tasimaciligi A/S(b) ........................................... 73,084 487
1,981
United Arab Emirates (0.2%):
Financials (0.1%):
Dubai Islamic Bank PJSC ................................................. 200,848 338
Emirates NBD Bank PJSC ................................................ 174,204 935
1,273
Real Estate (0.1%):
Emaar Properties PJSC ................................................... 438,249 1,007
2,280
United Kingdom (3.5%):
Communication Services (0.1%):
Informa PLC .......................................................... 46,793 515
MONY Group PLC ..................................................... 58,162 164
Team Internet Group PLC ................................................. 158,057 277
956
Consumer Discretionary (0.9%):
Birkenstock Holding PLC(b) ............................................... 6,823 341
Greggs PLC ........................................................... 150,937 6,327
Next PLC ............................................................ 43,706 5,860
12,528
Consumer Staples (0.7%):
Associated British Foods PLC .............................................. 20,160 661
Coca-Cola Europacific Partners PLC ......................................... 6,015 484
Imperial Brands PLC .................................................... 258,604 7,421
Marks & Spencer Group PLC .............................................. 176,110 795
Tesco PLC ............................................................ 169,462 790
10,151
Energy (0.1%):
BP PLC .............................................................. 110,944 628
Harbour Energy PLC .................................................... 86,605 341
Subsea 7 SA .......................................................... 21,806 390
1,359
Financials (0.8%):
3i Group PLC ......................................................... 30,385 1,276
Barclays PLC ......................................................... 174,177 527
HSBC Holdings PLC .................................................... 971,871 8,542
IntegraFin Holdings PLC ................................................. 79,795 408
Man Group PLC ....................................................... 120,349 354
Standard Chartered PLC .................................................. 87,155 897
12,004
Health Care (0.1%):
AstraZeneca PLC ....................................................... 3,623 635
GSK PLC ............................................................ 30,616 667
1,302
Industrials (0.3%):
Ashtead Technology Holdings PLC .......................................... 35,321 362
Chemring Group PLC .................................................... 47,269 253
Clarkson PLC ......................................................... 7,094 355
easyJet PLC ........................................................... 62,075 389
Judges Scientific PLC .................................................... 1,566 216
Mitie Group PLC ....................................................... 227,910 373

Victory Portfolios III
Victory Sustainable World Fund
16
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
RELX PLC ........................................................... 9,481 $ 442
Rolls-Royce Holdings PLC(b) .............................................. 103,594 679
SThree PLC ........................................................... 69,514 376
The Weir Group PLC .................................................... 6,705 178
3,623
Information Technology (0.0%):(a)
Kainos Group PLC ...................................................... 22,249 323
The Sage Group PLC .................................................... 31,161 415
738
Materials (0.4%):
Rio Tinto PLC ......................................................... 101,690 6,410
Real Estate (0.0%):(a)
The British Land Co. PLC ................................................ 79,885 433
Utilities (0.1%):
Drax Group PLC ....................................................... 63,840 535
National Grid PLC(b) .................................................... 34,625 456
991
50,495
United States (57.1%):
Communication Services (5.6%):
Alphabet, Inc., Class C ................................................... 202,904 33,475
Meta Platforms, Inc., Class A .............................................. 56,563 29,487
Netflix, Inc.(b) ......................................................... 5,926 4,156
Take-Two Interactive Software, Inc.(b) ....................................... 11,800 1,908
The Trade Desk, Inc., Class A(b) ............................................ 83,263 8,703
TKO Group Holdings, Inc. ................................................ 28,500 3,370
81,099
Consumer Discretionary (5.5%):
Acushnet Holdings Corp. ................................................. 10,131 679
Airbnb, Inc., Class A(b) .................................................. 13,893 1,630
Amazon.com, Inc.(b) .................................................... 150,430 26,852
Atmus Filtration Technologies, Inc. .......................................... 21,685 777
Booking Holdings, Inc. ................................................... 1,263 4,937
Brunswick Corp. ....................................................... 4,927 390
Century Communities, Inc. ................................................ 3,047 305
Gentherm, Inc.(b) ....................................................... 6,259 316
Installed Building Products, Inc. ............................................ 3,362 747
Latham Group, Inc.(b) ................................................... 301,633 1,885
LKQ Corp. ........................................................... 62,600 2,604
M/I Homes, Inc.(b) ...................................................... 1,864 297
Mattel, Inc.(b) ......................................................... 78,300 1,486
McDonald's Corp. ...................................................... 40,739 11,760
O'Reilly Automotive, Inc.(b) ............................................... 3,111 3,515
PulteGroup, Inc. ........................................................ 84,346 11,104
Ross Stores, Inc. ....................................................... 52,783 7,950
Samsonite International SA(c) .............................................. 176,100 445
Thor Industries, Inc. ..................................................... 6,759 725
Tri Pointe Homes, Inc.(b) ................................................. 17,402 773
79,177
Consumer Staples (2.9%):
Casey's General Stores, Inc. ............................................... 740 268
Celsius Holdings, Inc.(b) ................................................. 25,592 973
Colgate-Palmolive Co. ................................................... 165,734 17,651
Ingredion, Inc. ......................................................... 3,503 470
Keurig Dr. Pepper, Inc. ................................................... 114,900 4,207
Mondelez International, Inc., Class A ......................................... 34,800 2,499
PepsiCo, Inc. .......................................................... 72,485 12,531

Victory Portfolios III
Victory Sustainable World Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
U.S. Foods Holding Corp.(b) ............................................... 56,400 $ 3,339
41,938
Energy (2.4%):
APA Corp. ............................................................ 349,387 9,954
Cactus, Inc., Class A ..................................................... 90,695 5,398
Chevron Corp. ......................................................... 11,200 1,657
ConocoPhillips Co. ..................................................... 66,166 7,529
Dorian LPG Ltd. ....................................................... 9,309 363
Enterprise Products Partners LP ............................................. 82,700 2,426
Expro Group Holdings NV(b) .............................................. 27,294 542
Exxon Mobil Corp. ..................................................... 24,400 2,878
Marathon Oil Corp. ..................................................... 97,200 2,785
RPC, Inc. ............................................................ 70,494 453
33,985
Financials (8.0%):
Bank of America Corp. ................................................... 286,729 11,684
Brightsphere Investment Group, Inc. ......................................... 42,097 1,027
Cboe Global Markets, Inc. ................................................ 9,600 1,972
Citigroup, Inc. ......................................................... 66,200 4,147
Home Bancshares, Inc. ................................................... 19,983 556
Houlihan Lokey, Inc. .................................................... 3,878 607
JPMorgan Chase & Co. .................................................. 92,716 20,843
LPL Financial Holdings, Inc. ............................................... 26,577 5,962
Mastercard, Inc., Class A ................................................. 29,959 14,481
S&P Global, Inc. ....................................................... 28,178 14,462
Synchrony Financial ..................................................... 109,997 5,529
The Goldman Sachs Group, Inc. ............................................ 9,000 4,592
The PNC Financial Services Group, Inc. ...................................... 61,230 11,333
The Progressive Corp. ................................................... 14,700 3,707
Unum Group .......................................................... 172,557 9,575
Visa, Inc., Class A ...................................................... 18,425 5,092
115,569
Health Care (7.4%):
AbbVie, Inc. .......................................................... 15,200 2,984
Align Technology, Inc.(b) ................................................. 19,477 4,620
Amgen, Inc. ........................................................... 36,114 12,056
Catalyst Pharmaceuticals, Inc.(b) ............................................ 36,429 738
CorVel Corp.(b) ........................................................ 3,078 987
Eli Lilly & Co. ......................................................... 27,399 26,304
GE HealthCare Technologies, Inc. ........................................... 13,700 1,162
Halozyme Therapeutics, Inc.(b) ............................................. 16,123 1,029
Humana, Inc. .......................................................... 2,400 851
IDEXX Laboratories, Inc.(b) ............................................... 13,948 6,714
Integer Holdings Corp.(b) ................................................. 3,082 401
Intuitive Surgical, Inc.(b) ................................................. 7,317 3,605
Johnson & Johnson ..................................................... 70,710 11,728
LeMaitre Vascular, Inc. ................................................... 8,010 723
McKesson Corp. ....................................................... 7,160 4,017
Merck & Co., Inc. ...................................................... 31,100 3,684
Neogen Corp.(b) ....................................................... 34,833 601
STAAR Surgical Co.(b) .................................................. 15,987 529
The Cigna Group ....................................................... 9,500 3,437
UFP Technologies, Inc.(b) ................................................. 3,468 1,183
UnitedHealth Group, Inc. ................................................. 26,450 15,611
Vericel Corp.(b) ........................................................ 17,873 923
Zoetis, Inc. ........................................................... 14,677 2,693
106,580
Industrials (6.0%):
AAON, Inc. ........................................................... 11,493 1,098
AGCO Corp. .......................................................... 52,010 4,735

Victory Portfolios III
Victory Sustainable World Fund
18
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Boise Cascade Co. ...................................................... 3,903 $ 529
Caterpillar, Inc. ........................................................ 36,141 12,870
Delta Air Lines, Inc. ..................................................... 150,166 6,381
Eaton Corp. PLC ....................................................... 44,107 13,538
ESCO Technologies, Inc. ................................................. 5,790 694
FedEx Corp. .......................................................... 7,300 2,181
General Dynamics Corp. .................................................. 7,900 2,365
GMS, Inc.(b) .......................................................... 6,147 534
Hub Group, Inc., Class A ................................................. 5,458 257
Johnson Controls International PLC .......................................... 21,000 1,530
Leidos Holdings, Inc. .................................................... 14,800 2,346
Lennox International, Inc. ................................................. 19,204 11,334
Lincoln Electric Holdings, Inc. ............................................. 2,095 406
PACCAR, Inc. ......................................................... 14,600 1,404
Parker-Hannifin Corp. ................................................... 2,400 1,440
Quanta Services, Inc. .................................................... 14,649 4,030
RTX Corp. ............................................................ 21,400 2,639
Rush Enterprises, Inc., Class A ............................................. 10,334 545
Sensata Technologies Holding PLC .......................................... 63,900 2,463
Simpson Manufacturing Co., Inc. ........................................... 3,077 563
SPX Technologies, Inc.(b) ................................................ 4,662 761
SS&C Technologies Holdings, Inc. .......................................... 41,300 3,101
Standex International Corp. ................................................ 3,825 683
The AZEK Co., Inc.(b) ................................................... 7,230 308
Transcat, Inc.(b) ........................................................ 6,753 834
Uber Technologies, Inc.(b) ................................................ 60,549 4,428
Vertiv Holdings Co., Class A ............................................... 24,503 2,035
86,032
Information Technology (16.2%):
Adobe, Inc.(b) ......................................................... 6,425 3,691
Advanced Energy Industries, Inc. ........................................... 5,688 603
Alarm.com Holdings, Inc.(b) ............................................... 4,104 244
Amphenol Corp., Class A ................................................. 26,000 1,754
Analog Devices, Inc. .................................................... 11,100 2,607
Apple, Inc. ........................................................... 217,510 49,810
Applied Materials, Inc. ................................................... 9,000 1,775
Arista Networks, Inc.(b) .................................................. 13,481 4,764
Badger Meter, Inc. ...................................................... 3,361 696
Broadcom, Inc. ........................................................ 35,265 5,742
Cadence Design Systems, Inc.(b) ............................................ 10,868 2,923
Cisco Systems, Inc. ..................................................... 149,799 7,571
Corpay, Inc.(b) ......................................................... 7,300 2,304
ePlus, Inc.(b) .......................................................... 13,976 1,341
Fortinet, Inc.(b) ........................................................ 162,717 12,482
Insight Enterprises, Inc.(b) ................................................ 3,978 864
Microsoft Corp. ........................................................ 114,314 47,685
Monolithic Power Systems, Inc. ............................................ 1,311 1,225
Motorola Solutions, Inc. .................................................. 8,185 3,618
NVIDIA Corp. ......................................................... 463,285 55,302
Palo Alto Networks, Inc.(b) ................................................ 9,940 3,605
Progress Software Corp. .................................................. 7,929 461
Salesforce, Inc. ........................................................ 5,900 1,492
ServiceNow, Inc.(b) ..................................................... 5,730 4,899
Texas Instruments, Inc. ................................................... 63,774 13,669
Zebra Technologies Corp.(b) ............................................... 6,400 2,210
233,337
Materials (0.7%):
Alcoa Corp. ........................................................... 108,407 3,480
H.B. Fuller Co. ........................................................ 6,179 529
Hawkins, Inc. ......................................................... 9,005 1,141
NewMarket Corp. ...................................................... 1,141 655

Victory Portfolios III
Victory Sustainable World Fund
19
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
PPG Industries, Inc. ..................................................... 15,800 $ 2,050
Sealed Air Corp. ....................................................... 49,800 1,740
9,595
Real Estate (0.9%):
CoStar Group, Inc.(b) .................................................... 21,642 1,673
Equity LifeStyle Properties, Inc. ............................................ 27,000 1,963
Invitation Homes, Inc. ................................................... 50,600 1,864
Prologis, Inc. .......................................................... 62,342 7,969
13,469
Utilities (1.5%):
Constellation Energy Corp. ................................................ 49,561 9,749
Exelon Corp. .......................................................... 64,400 2,453
MGE Energy, Inc. ...................................................... 71,622 6,210
Vistra Corp. ........................................................... 27,400 2,341
20,753
821,534
Total Common Stocks (Cost $909,096) 1,418,588
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc.(b)(e) ........................................... 5,434 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares Core MSCI EAFE ETF ............................................. 21,067 1,626
iShares MSCI EAFE Small-Cap ETF ......................................... 6,036 398
iShares Russell 2000 ETF ................................................. 1,821 401
2,425
Total Exchange-Traded Funds (Cost $2,314) 2,425
Collateral for Securities Loaned (0.5%)^
United States (0.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.18%(g) ........ 1,746,586 1,747
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.20%(g) ............ 1,746,586 1,746
Invesco Government & Agency Portfolio, Institutional Shares, 5.18%(g) ............... 1,746,586 1,746
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.19%(g) . 1,746,586 1,747
Total Collateral for Securities Loaned (Cost $6,986) 6,986
Total Investments (Cost $918,396) — 99.3% 1,427,999
Other assets in excess of liabilities — 0.7% 10,315
NET ASSETS - 100.00% $ 1,438,314
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2024, the fair value of these securities was
$11,451 (thousands) and amounted to 0.8% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of August 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

Victory Portfolios III
Victory Sustainable World Fund
20
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
8/13/2021
$ 1,231
Rosneft Oil Co. PJSC, GDR ....................................
4/6/2021
964
Sberbank of Russia PJSC, ADR ..................................
3/26/2021
1,405
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at August 31, 2024 (amounts in thousands):
(g) Rate disclosed is the daily yield on August 31, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
LP
—
Limited Partnership
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statement of Assets and Liabilities
August 31, 2024
21
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Sustainable
World Fund
Assets:
Investments, at value (Cost $918,396) $ 1,427,999 (a)
Foreign currency, at value (Cost $3,207) 3,184
Cash 13,928
Receivables:
Interest and dividends 1,532
Capital shares issued 200
Investments sold 694
From Adviser 8
Reclaims 2,460
Prepaid expenses 36
Total Assets 1,450,041
Liabilities:
Payables:
Collateral received on loaned securities 6,986
Investments purchased 1,963
Capital shares redeemed 580
Accrued foreign capital gains taxes 601
To Internal Revenue Service ("IRS") for closing agreement and fees 161
Accrued expenses and other payables:
Investment advisory fees 932
Administration fees 177
Custodian fees 62
Transfer agent fees 114
Compliance fees 1
Trustees' fees 1
12b-1 fees 1
Other accrued expenses 148
Total Liabilities 11,727
Commitments and contingencies (Note 4 )
Net Assets:
Capital 874,594
Total accumulated earnings (loss) 563,720
Net Assets $ 1,438,314
Net Assets:
Fund Shares $ 1,427,932
Institutional Shares 5,445
Class A 4,937
Total $ 1,438,314
Shares (unlimited number of shares authorized with no par value):
Fund Shares 45,505
Institutional Shares 173
Class A 157
Total 45,835
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 31 .38
Institutional Shares 31 .50
Class A 31 .42
Maximum Sales Charge — Class A 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 33 .34
(a) Includes $6,611 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
22
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Sustainable
World Fund
Investment Income:
Dividends $ 17,567
Interest 382
Securities lending (net of fees) 24
Foreign tax withholding (1,585)
Total Income 16,388
Expenses:
Investment advisory fees 5,493
Administration fees — Fund Shares 1,039
Administration fees — Institutional Shares 2
Administration fees — Class A 4
Sub-Administration fees 55
12b-1 fees — Class A 6
Custodian fees 133
Transfer agent fees — Fund Shares 599
Transfer agent fees — Institutional Shares 3
Transfer agent fees — Class A 2
Trustees' fees 23
Compliance fees 6
Legal and audit fees 61
State registration and filing fees 35
Line of credit fees — (a)
Other expenses 74
Total Expenses 7,535
Expenses waived/reimbursed by Adviser (25)
Net Expenses 7,510
Net Investment Income (Loss) 8,878
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 43,806
Foreign taxes on realized gains (247)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 101,944
Net change in accrued foreign taxes on unrealized gains 195
Net realized/unrealized gains (losses) on investments 145,698
Change in net assets resulting from operations $ 154,576
(a) Rounds to less than $1 thousand.

23
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Sustainable World Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 8,878 $ 11,538
Net realized gains (losses) 43,559 60,949
Net change in unrealized appreciation/depreciation 102,139 212,448
Change in net assets resulting from operations 154,576 284,935
Distributions to Shareholders:
Fund Shares — (13,190)
Institutional Shares — (45)
Class A — (32)
Change in net assets resulting from distributions to shareholders — (13,267)
Change in net assets resulting from capital transactions (60,019) (100,067)
Change in net assets 94,557 171,601
Net Assets:
Beginning of period 1,343,757 1,172,156
End of period $ 1,438,314 $ 1,343,757

24
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Sustainable World Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 28,451 $ 45,003
Distributions reinvested — 12,997
Cost of shares redeemed (88,802) (156,832)
Total Fund Shares $ (60,351) $ (98,832)
Institutional Shares
Proceeds from shares issued $ 1,339 $ 2,717
Distributions reinvested — 43
Cost of shares redeemed (1,074) (3,151)
Total Institutional Shares $ 265 $ (391)
Class A
Proceeds from shares issued $ 466 $ 777
Distributions reinvested — 24
Cost of shares redeemed (399) (1,645)
Total Class A $ 67 $ (844)
Change in net assets resulting from capital transactions $ (60,019) $ (100,067)
Share Transactions:
Fund Shares
Issued 961 1,804
Reinvested — 492
Redeemed (3,006) (6,266)
Total Fund Shares (2,045) (3,970)
Institutional Shares
Issued 46 107
Reinvested — 2
Redeemed (37) (128)
Total Institutional Shares 9 (19)
Class A
Issued 16 31
Reinvested — 1
Redeemed (13) (69)
Total Class A 3 (37)
Change in Shares (2,033) (4,026)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
25
See notes to financial statements.
Victory Sustainable World Fund
Fund Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $28.07 $22.59 $23.70 $31.03 $23.38 $30.71 $31.82
Investment Activities:
Net investment income (loss) 0.19(b) 0.23(b) 0.16(b) 0.25(b) 0.23(b) 0.27(b) 0.33
Net realized and unrealized gains
(losses) 3.12 5.52 (0.65) (2.36) 8.74 2.87 0.51
Total from Investment
Activities 3.31 5.75 (0.49) (2.11) 8.97 3.14 0.84
Distributions to Shareholders from:
Net investment income — (0.27) (0.09) (0.27) (0.18) (0.32) (0.28)
Net realized gains — — (0.53) (4.95) (1.14) (10.15) (1.67)
Total Distributions — (0.27) (0.62) (5.22) (1.32) (10.47) (1.95)
Net Asset Value, End of Period $31.38 $28.07 $22.59 $23.70 $31.03 $23.38 $30.71
Total Return(c)(d) 11.79% 25.55% (2.01)% (8.90)% 39.07% 7.81% 3.23%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.08% 1.08% 1.09% 1.05% 1.05% 1.07% 1.09%
Net Investment Income (Loss)(e) 1.27% 0.93% 0.95% 0.87% 0.86% 0.98% 1.09%
Gross Expenses(e)(h) 1.08% 1.08% 1.09% 1.05% 1.05% 1.07% 1.09%
Supplemental Data:
Net Assets at end of period (000's) $1,427,932 $1,334,778 $1,163,680 $1,272,993 $1,507,963 $1,228,986 $1,280,661
Portfolio Turnover(c)(i) 15% 32% 23% 37%(j) 88% 103%(k) 8%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects a return to normal trading levels after a prior year subadvisor termination.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory Sustainable World Fund
Institutional Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $28.17 $22.66 $23.78 $31.10 $23.42 $30.74 $31.75
Investment Activities:
Net investment income (loss) 0.19(b) 0.25(b) 0.17(b) 0.31(b) 0.24(b) 0.29(b) 0.38
Net realized and unrealized gains
(losses) 3.14 5.55 (0.65) (2.41) 8.77 2.86 0.48
Total from Investment
Activities 3.33 5.80 (0.48) (2.10) 9.01 3.15 0.86
Distributions to Shareholders from:
Net investment income — (0.29) (0.11) (0.27) (0.19) (0.32) (0.20)
Net realized gains — — (0.53) (4.95) (1.14) (10.15) (1.67)
Total Distributions — (0.29) (0.64) (5.22) (1.33) (10.47) (1.87)
Net Asset Value, End of Period $31.50 $28.17 $22.66 $23.78 $31.10 $23.42 $30.74
Total Return(c)(d) 11.82% 25.67% (1.96)% (8.87)% 39.17% 7.85% 3.29%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.03% 1.02%(i) 1.00% 1.00% 0.99% 1.00% 1.05%(j)
Net Investment Income (Loss)(e) 1.30% 1.02% 1.01% 1.10% 0.87% 1.00% 1.13%
Gross Expenses(e)(h) 1.58% 1.66% 1.49% 1.29% 1.27% 1.13% 1.11%
Supplemental Data:
Net Assets at end of period (000's) $5,445 $4,631 $4,140 $5,301 $2,660 $6,143 $12,567
Portfolio Turnover(c)(k) 15% 32% 23% 37%(l) 88% 103%(m) 8%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Includes fees associated with the Fund's closing agreement on EU reclaims. If these fees had not been included, the net expense ratio would have been
(0.01)% lower.
(j) Effective October 1, 2018, USAA Asset Management Company (previous Adviser) had voluntarily agreed to limit the annual expenses of the Institutional
Shares to 1.00% of the Institutional Shares’ average daily net assets.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) Reflects a return to normal trading levels after a prior year subadvisor termination.
(m) Reflects increased trading activity due to current year transition or asset allocation shift.

27
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sustainable World Fund
Class A
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $28.15 $22.66 $23.77 $31.06 $23.40 $30.77 $31.86
Investment Activities:
Net investment income (loss)(b) 0.14 0.16 0.11 0.19 0.15 0.19 0.24
Net realized and unrealized gains
(losses) 3.13 5.54 (0.65) (2.40) 8.76 2.86 0.53
Total from Investment
Activities 3.27 5.70 (0.54) (2.21) 8.91 3.05 0.77
Distributions to Shareholders from:
Net investment income — (0.21) (0.04) (0.13) (0.11) (0.27) (0.19)
Net realized gains — — (0.53) (4.95) (1.14) (10.15) (1.67)
Total Distributions — (0.21) (0.57) (5.08) (1.25) (10.42) (1.86)
Net Asset Value, End of Period $31.42 $28.15 $22.66 $23.77 $31.06 $23.40 $30.77
Total Return (excludes sales charge)(c)(d) 11.62% 25.22% (2.19)% (9.18)% 38.73% 7.49% 2.98%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.38% 1.36% 1.35% 1.32% 1.32% 1.35% 1.35%
Net Investment Income (Loss)(e) 0.95% 0.66% 0.68% 0.67% 0.53% 0.68% 0.76%
Gross Expenses(e)(h) 1.87% 1.90% 1.83% 1.68% 1.62% 1.43% 1.46%
Supplemental Data:
Net Assets at end of period (000's) $4,937 $4,348 $4,336 $4,176 $2,890 $6,425 $8,133
Portfolio Turnover(c)(i) 15% 32% 23% 37%(j) 88% 103%(k) 8%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects a return to normal trading levels after a prior year subadvisor termination.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
28
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Sustainable World Fund Sustainable World Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
29
(Unaudited)
valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of August
31, 2024, the Fund had no open forward foreign exchange currency contracts.
Level 1 Level 2 Level 3 Total
Sustainable World Fund
Common Stocks ............................................... $ 908,633 $ 509,947 $ 8 $ 1,418,588
Warrants .................................................... — — —(a) —(a)
Exchange-Traded Funds ......................................... 2,425 — — 2,425
Collateral for Securities Loaned ................................... 6,986 — — 6,986
Total ....................................................... $ 918,044 $ 509,947 $ 8 $ 1,427,999
(a) Zero market value security.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
30
(Unaudited)
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2024.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Sustainable World Fund ............................................ $ 6,611 $ — $ 6,986

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
31
(Unaudited)
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of the largest funds within the Lipper
Global Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2024, performance adjustments were:
Excluding U.S. Government
Securities
Purchases Sales
Sustainable World Fund ..................................................................... $ 201,464 $ 251,661
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
32
(Unaudited)
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended August 31, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2024, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance
Sustainable World Fund Fund Shares
Institutional
Shares Class A
in thousands $ 262 $ 1 $ 1
as annual % rate 0.04% 0.03% 0.03%

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
33
(Unaudited)
with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024.
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the six month period end.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed
In effect until June 30, 2025
Fund Shares Institutional Shares Class A
Sustainable World Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.09% 1.00% 1.35%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Sustainable World Fund .................................... $ 12 $ 32 $ 46 $ 25 $ 115

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
34
(Unaudited)
with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for the Fund during the six months ended August 31, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2024.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended February 29, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
Amount
Outstanding at
August 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Sustainable World Fund .................................... $ — $ 950 6.43% $ 1,500

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23411-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Target Managed Allocation Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
9
Statement of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
12
Notes to Financial Statements 13

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Target Managed Allocation Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (92.3%)
Communication Services (7.3%):
Alphabet, Inc. , Class A ................................................... 59,009 $ 9,641
Alphabet, Inc. , Class C ................................................... 48,603 8,025
AT&T, Inc. ........................................................... 37,843 753
Iridium Communications, Inc. .............................................. 16,304 421
KDDI Corp. ........................................................... 15,600 526
Meta Platforms, Inc. , Class A .............................................. 19,033 9,922
Netflix, Inc. (a) ......................................................... 4,418 3,099
Pinterest, Inc. , Class A (a) ................................................. 14,627 469
The Trade Desk, Inc. , Class A (a) ............................................ 10,146 1,060
The Walt Disney Co. .................................................... 12,685 1,146
Verizon Communications, Inc. .............................................. 34,744 1,452
36,514
Communications Equipment (0.5%):
Arista Networks, Inc. (a) .................................................. 2,979 1,053
Cisco Systems, Inc. ..................................................... 23,520 1,188
Motorola Solutions, Inc. .................................................. 470 208
2,449
Consumer Discretionary (9.5%):
Abercrombie & Fitch Co. (a) ............................................... 2,779 410
Advance Auto Parts, Inc. ................................................. 13,666 619
Amazon.com, Inc. (a) .................................................... 91,800 16,386
Asbury Automotive Group, Inc. (a) ........................................... 5,073 1,246
Booking Holdings, Inc. ................................................... 320 1,251
Chipotle Mexican Grill, Inc. (a) ............................................. 21,722 1,218
Coupang, Inc. (a) ....................................................... 18,475 409
D.R. Horton, Inc. ....................................................... 9,199 1,736
Expedia Group, Inc. (a) ................................................... 3,987 555
Ford Motor Co. ........................................................ 151,426 1,694
General Motors Co. ..................................................... 28,206 1,404
Genuine Parts Co. ...................................................... 4,287 614
Group 1 Automotive, Inc. ................................................. 2,016 760
Hilton Worldwide Holdings, Inc. ............................................ 5,142 1,129
Honda Motor Co. Ltd. ................................................... 43,100 476
Lululemon Athletica, Inc. (a) ............................................... 3,131 812
Marriott International, Inc. , Class A .......................................... 4,390 1,030
McDonald's Corp. ...................................................... 6,353 1,834
NIKE, Inc. , Class B ..................................................... 15,024 1,252
O'Reilly Automotive, Inc. (a) ............................................... 906 1,024
Ross Stores, Inc. ....................................................... 6,865 1,034
Shake Shack, Inc. , Class A (a) .............................................. 7,982 794
Tesla, Inc. (a) .......................................................... 8,578 1,837
The Home Depot, Inc. ................................................... 9,423 3,472
The TJX Cos., Inc. ...................................................... 10,447 1,225
Toyota Motor Corp. ..................................................... 77,800 1,486
Ulta Beauty, Inc. (a) ..................................................... 2,021 713
Upbound Group, Inc. .................................................... 12,305 410
Winnebago Industries, Inc. ................................................ 7,439 444
47,274
Consumer Staples (4.3%):
Church & Dwight Co., Inc. ................................................ 10,718 1,092
Constellation Brands, Inc. , Class A .......................................... 3,320 799
Costco Wholesale Corp. .................................................. 3,562 3,179
Danone SA ........................................................... 7,159 497
Dollar General Corp. .................................................... 5,026 417
Kenvue, Inc. .......................................................... 35,664 783
Mondelez International, Inc. , Class A ......................................... 21,347 1,533
PepsiCo, Inc. .......................................................... 13,144 2,272
Philip Morris International, Inc. ............................................. 16,340 2,015
Sysco Corp. ........................................................... 12,828 1,000

Victory Portfolios III
Victory Target Managed Allocation Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Target Corp. .......................................................... 7,774 $ 1,194
The Andersons, Inc. ..................................................... 8,543 435
The Coca-Cola Co. ...................................................... 19,615 1,422
The Procter & Gamble Co. ................................................ 13,656 2,343
Unilever PLC ......................................................... 5,036 326
Walmart, Inc. .......................................................... 25,141 1,942
21,249
Electronic Equipment, Instruments & Components (0.8%):
Amphenol Corp. , Class A ................................................. 26,228 1,769
Fabrinet (a) ............................................................ 2,238 545
Keysight Technologies, Inc. (a) ............................................. 10,710 1,651
3,965
Energy (2.4%):
Canadian Natural Resources Ltd. ............................................ 25,507 923
Cheniere Energy, Inc. .................................................... 4,631 858
ConocoPhillips Co. ..................................................... 10,611 1,208
Devon Energy Corp. ..................................................... 30,245 1,354
Exxon Mobil Corp. ..................................................... 20,771 2,450
Hess Corp. ............................................................ 9,360 1,292
Marathon Oil Corp. ..................................................... 31,302 897
ONEOK, Inc. .......................................................... 8,696 803
Phillips 66 Co. ......................................................... 4,700 660
Schlumberger NV ...................................................... 14,443 635
Shell PLC (a) .......................................................... 22,359 792
Shell PLC-DRIP (a) ..................................................... 22,359 8
11,880
Financials (10.7%):
American Express Co. ................................................... 7,144 1,848
American International Group, Inc. .......................................... 15,995 1,232
Ameriprise Financial, Inc. ................................................. 2,134 959
Bank of America Corp. ................................................... 35,203 1,435
Berkshire Hathaway, Inc. , Class B (a) ......................................... 7,980 3,798
BlackRock, Inc. ........................................................ 1,575 1,420
Block, Inc. (a) .......................................................... 15,621 1,032
CME Group, Inc. ....................................................... 5,116 1,104
Comerica, Inc. ......................................................... 29,989 1,713
DBS Group Holdings Ltd. ................................................. 17,300 483
Discover Financial Services ............................................... 7,635 1,059
Equitable Holdings, Inc. .................................................. 21,227 903
EVERTEC, Inc. ........................................................ 13,528 463
Fidelity National Information Services, Inc. .................................... 16,535 1,363
Fiserv, Inc. (a) .......................................................... 7,733 1,350
Huntington Bancshares, Inc. ............................................... 56,004 838
Intercontinental Exchange, Inc. ............................................. 3,589 580
Jack Henry & Associates, Inc. .............................................. 5,426 939
JPMorgan Chase & Co. .................................................. 15,686 3,526
KeyCorp. ............................................................ 52,864 902
Lincoln National Corp. ................................................... 26,638 855
Marsh & McLennan Cos., Inc. ............................................. 9,150 2,082
Mastercard, Inc. , Class A ................................................. 7,481 3,616
Moody's Corp. ......................................................... 2,296 1,120
Mr. Cooper Group, Inc. (a) ................................................. 9,629 903
MSCI, Inc. ........................................................... 1,807 1,049
PayPal Holdings, Inc. (a) .................................................. 19,110 1,384
S&P Global, Inc. ....................................................... 2,718 1,395
Simmons First National Corp. , Class A ....................................... 30,191 647
Sumitomo Mitsui Financial Group, Inc. ....................................... 13,000 858
The Allstate Corp. ...................................................... 4,615 872
The Charles Schwab Corp. ................................................ 14,030 913
The Goldman Sachs Group, Inc. ............................................ 2,673 1,364
The Hartford Financial Services Group, Inc. .................................... 10,961 1,273

Victory Portfolios III
Victory Target Managed Allocation Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
The PNC Financial Services Group, Inc. ...................................... 5,402 $ 1,000
The Progressive Corp. ................................................... 4,737 1,195
United Community Banks, Inc. ............................................. 29,947 913
United Overseas Bank Ltd. ................................................ 20,300 488
WaFd, Inc. ............................................................ 25,942 951
Walker & Dunlop, Inc. ................................................... 8,778 940
Wells Fargo & Co. ...................................................... 25,164 1,471
WSFS Financial Corp. ................................................... 15,786 864
Zions Bancorp NA ...................................................... 9,005 446
53,546
Health Care (10.2%):
Abbott Laboratories ..................................................... 7,439 843
AbbVie, Inc. .......................................................... 16,619 3,263
Agilent Technologies, Inc. ................................................. 5,221 746
Amgen, Inc. ........................................................... 4,764 1,590
AstraZeneca PLC ....................................................... 2,509 440
Becton Dickinson & Co. .................................................. 2,825 685
Boston Scientific Corp. (a) ................................................. 8,331 681
Bristol-Myers Squibb Co. ................................................. 25,618 1,280
Centene Corp. (a) ....................................................... 10,429 822
Charles River Laboratories International, Inc. (a) ................................. 1,864 369
Danaher Corp. ......................................................... 3,882 1,045
Dexcom, Inc. (a) ........................................................ 6,359 441
Edwards Lifesciences Corp. (a) ............................................. 11,238 786
Elevance Health, Inc. .................................................... 2,255 1,256
Eli Lilly & Co. ......................................................... 7,154 6,868
EssilorLuxottica SA (a) ................................................... 3,953 937
Gilead Sciences, Inc. .................................................... 12,361 977
HCA Healthcare, Inc. .................................................... 2,121 839
Humana, Inc. .......................................................... 2,244 795
IDEXX Laboratories, Inc. (a) ............................................... 1,511 727
Intuitive Surgical, Inc. (a) ................................................. 3,571 1,759
IQVIA Holdings, Inc. (a) .................................................. 3,525 887
Johnson & Johnson ..................................................... 13,925 2,310
McKesson Corp. ....................................................... 797 447
Medtronic PLC ........................................................ 9,703 860
Merck & Co., Inc. ...................................................... 16,306 1,931
Mettler-Toledo International, Inc. (a) ......................................... 539 776
Novartis AG , Registered Shares ............................................. 4,455 538
Novo Nordisk A/S , Class B ................................................ 6,190 860
Pfizer, Inc. ............................................................ 47,753 1,385
Regeneron Pharmaceuticals, Inc. (a) .......................................... 509 603
Roche Holding AG ...................................................... 1,277 432
Stryker Corp. .......................................................... 2,852 1,028
The Cigna Group ....................................................... 2,218 803
Thermo Fisher Scientific, Inc. .............................................. 3,379 2,078
UnitedHealth Group, Inc. ................................................. 8,279 4,886
Veeva Systems, Inc. , Class A (a) ............................................. 4,328 937
Vertex Pharmaceuticals, Inc. (a) ............................................. 3,226 1,600
Zoetis, Inc. ........................................................... 7,022 1,288
50,798
Industrials (8.2%):
3M Co. .............................................................. 7,447 1,003
Airbus SE ............................................................ 3,483 535
Alaska Air Group, Inc. (a) ................................................. 28,992 1,047
AMETEK, Inc. ........................................................ 2,572 440
Boise Cascade Co. ...................................................... 8,630 1,170
Broadridge Financial Solutions, Inc. ......................................... 5,166 1,100
Builders FirstSource, Inc. (a) ............................................... 5,251 914
Carrier Global Corp. ..................................................... 11,317 824
Caterpillar, Inc. ........................................................ 5,061 1,802

Victory Portfolios III
Victory Target Managed Allocation Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Cintas Corp. .......................................................... 600 $ 483
Copart, Inc. (a) ......................................................... 14,093 746
CSX Corp. ............................................................ 23,174 794
Cummins, Inc. ......................................................... 2,236 700
Deere & Co. .......................................................... 4,385 1,691
Eaton Corp. PLC ....................................................... 4,242 1,302
Emerson Electric Co. .................................................... 6,078 641
FedEx Corp. .......................................................... 2,215 662
GE Vernova, Inc. (a) ..................................................... 3,539 711
General Dynamics Corp. .................................................. 1,605 481
General Electric Co. ..................................................... 7,802 1,362
Hitachi Ltd. ........................................................... 30,900 762
Honeywell International, Inc. .............................................. 6,928 1,440
Johnson Controls International PLC .......................................... 9,058 660
L3Harris Technologies, Inc. ............................................... 3,261 772
Lockheed Martin Corp. ................................................... 2,106 1,196
Northrop Grumman Corp. ................................................. 1,456 762
Old Dominion Freight Line, Inc. ............................................ 6,004 1,158
Parker-Hannifin Corp. ................................................... 2,626 1,576
Paycom Software, Inc. ................................................... 5,041 821
Quanta Services, Inc. .................................................... 4,545 1,250
Robert Half, Inc. ....................................................... 9,881 619
RTX Corp. ............................................................ 7,510 926
Rush Enterprises, Inc. , Class A ............................................. 16,495 869
Techtronic Industries Co. Ltd. .............................................. 32,000 429
Trane Technologies PLC .................................................. 2,592 937
TransDigm Group, Inc. ................................................... 732 1,005
TransUnion ........................................................... 7,934 768
Uber Technologies, Inc. (a) ................................................ 16,951 1,240
Union Pacific Corp. ..................................................... 5,547 1,421
United Airlines Holdings, Inc. (a) ............................................ 9,997 440
United Parcel Service, Inc. , Class B .......................................... 9,842 1,265
Verisk Analytics, Inc. .................................................... 2,403 656
Vertiv Holdings Co. , Class A ............................................... 5,916 491
Waste Management, Inc. .................................................. 2,315 491
WESCO International, Inc. ................................................ 2,701 447
40,809
IT Services (0.8%):
Accenture PLC , Class A .................................................. 7,565 2,587
Gartner, Inc. (a) ........................................................ 1,569 772
GoDaddy, Inc. , Class A (a) ................................................. 4,455 746
4,105
Materials (4.2%):
Agnico Eagle Mines Ltd. ................................................. 17,312 1,411
Barrick Gold Corp. ...................................................... 66,853 1,350
BHP Group Ltd. ........................................................ 30,332 835
Carpenter Technology Corp. ............................................... 4,247 615
Corteva, Inc. .......................................................... 14,352 822
DuPont de Nemours, Inc. ................................................. 15,445 1,301
Franco-Nevada Corp. .................................................... 10,397 1,270
Freeport-McMoRan, Inc. ................................................. 17,739 785
Glencore PLC ......................................................... 100,031 528
H.B. Fuller Co. ........................................................ 4,939 423
International Flavors & Fragrances, Inc. ....................................... 6,541 680
Kinross Gold Corp. ..................................................... 81,143 733
Linde PLC ............................................................ 3,982 1,904
Newmont Corp. ........................................................ 40,669 2,171
Northern Star Resources Ltd. (a) ............................................ 37,177 380
Pan American Silver Corp. ................................................ 33,700 681
Royal Gold, Inc. ........................................................ 7,360 1,032
Shin-Etsu Chemical Co. Ltd. ............................................... 13,700 607

Victory Portfolios III
Victory Target Managed Allocation Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
The Sherwin-Williams Co. ................................................ 3,579 $ 1,322
Vulcan Materials Co. .................................................... 4,084 1,001
Wheaton Precious Metals Corp. ............................................. 18,222 1,126
20,977
Real Estate (5.9%):
Alexandria Real Estate Equities, Inc. ......................................... 9,557 1,143
American Tower Corp. ................................................... 9,967 2,233
AvalonBay Communities, Inc. .............................................. 5,516 1,245
CBRE Group, Inc. , Class A (a) .............................................. 6,543 753
Crown Castle, Inc. ...................................................... 8,154 913
Cushman & Wakefield PLC (a) ............................................. 60,063 781
Equinix, Inc. .......................................................... 1,776 1,482
Equity Residential ...................................................... 16,621 1,245
Essential Properties Realty Trust, Inc. ........................................ 49,437 1,578
Essex Property Trust, Inc. ................................................. 3,702 1,117
Extra Space Storage, Inc. ................................................. 5,674 1,004
Healthpeak Properties, Inc. ................................................ 60,118 1,339
Invitation Homes, Inc. ................................................... 30,209 1,113
Jones Lang LaSalle, Inc. (a) ................................................ 4,260 1,087
Kilroy Realty Corp. ..................................................... 12,580 456
Mid-America Apartment Communities, Inc. .................................... 6,663 1,082
Prologis, Inc. .......................................................... 17,412 2,226
SBA Communications Corp. ............................................... 5,014 1,137
Simon Property Group, Inc. ............................................... 6,576 1,101
SITE Centers Corp. (a) ................................................... 14,900 899
Sun Communities, Inc. ................................................... 6,832 924
The St. Joe Co. ........................................................ 8,236 489
Unibail-Rodamco-Westfield ............................................... 6,922 553
Ventas, Inc. ........................................................... 17,184 1,067
VICI Properties, Inc. .................................................... 30,693 1,028
Weyerhaeuser Co. ...................................................... 31,038 946
Zillow Group, Inc. , Class A (a) .............................................. 9,727 520
29,461
Semiconductors & Semiconductor Equipment (9.6%):
Advanced Micro Devices, Inc. (a) ............................................ 12,876 1,913
Analog Devices, Inc. .................................................... 3,746 880
Applied Materials, Inc. ................................................... 8,065 1,591
ASML Holding NV ..................................................... 845 762
Broadcom, Inc. ........................................................ 40,495 6,593
Entegris, Inc. .......................................................... 8,400 973
KLA Corp. ........................................................... 1,916 1,570
Lam Research Corp. ..................................................... 1,647 1,352
Microchip Technology, Inc. ................................................ 13,939 1,145
Micron Technology, Inc. .................................................. 5,250 505
Monolithic Power Systems, Inc. ............................................ 1,109 1,037
NVIDIA Corp. ......................................................... 221,022 26,384
QUALCOMM, Inc. ..................................................... 11,498 2,016
Texas Instruments, Inc. ................................................... 4,340 930
Tokyo Electron Ltd. ..................................................... 2,400 432
48,083
Software (10.1%):
Adobe, Inc. (a) ......................................................... 4,556 2,617
ANSYS, Inc. (a) ........................................................ 2,118 681
Atlassian Corp. , Class A (a) ................................................ 3,746 620
Autodesk, Inc. (a) ....................................................... 4,258 1,100
BlackLine, Inc. (a) ...................................................... 14,114 699
Cadence Design Systems, Inc. (a) ............................................ 3,407 916
Corpay, Inc. (a) ......................................................... 3,265 1,030
Dassault Systemes SE .................................................... 12,291 480
Datadog, Inc. , Class A (a) ................................................. 6,660 774
Dynatrace, Inc. (a) ...................................................... 16,427 832

Victory Portfolios III
Victory Target Managed Allocation Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description Shares
Value
(000)
Fair Isaac Corp. (a) ...................................................... 491 $ 850
Fortinet, Inc. (a) ........................................................ 10,639 816
HubSpot, Inc. (a) ....................................................... 1,299 648
Intuit, Inc. ............................................................ 2,921 1,841
Microsoft Corp. ........................................................ 66,000 27,531
Oracle Corp. .......................................................... 12,345 1,744
Palantir Technologies, Inc. , Class A (a) ........................................ 28,386 894
Salesforce, Inc. ........................................................ 7,757 1,962
ServiceNow, Inc. (a) ..................................................... 2,469 2,111
SPS Commerce, Inc. (a) ................................................... 4,644 928
Synopsys, Inc. (a) ....................................................... 1,964 1,021
Workday, Inc. , Class A (a) ................................................. 2,340 616
50,711
Technology Hardware, Storage & Peripherals (6.4%):
Apple, Inc. ........................................................... 136,691 31,302
Pure Storage, Inc. , Class A (a) .............................................. 17,877 917
32,219
Utilities (1.4%):
California Water Service Group ............................................. 13,457 745
Chesapeake Utilities Corp. ................................................ 6,937 822
CMS Energy Corp. ...................................................... 14,330 972
Dominion Energy, Inc. ................................................... 12,809 716
Eversource Energy ...................................................... 13,873 937
PG&E Corp. .......................................................... 40,140 791
The AES Corp. ........................................................ 54,073 926
Xcel Energy, Inc. ....................................................... 19,636 1,202
7,111
Total Common Stocks (Cost $372,570)
a
a
a
461,151
Exchange-Traded Funds (1.6%)
VanEck Gold Miners ETF ................................................. 206,661 7,981
Total Exchange-Traded Funds (Cost $7,174)
a
a
a
7,981
Total Investments (Cost $379,744) — 93.9% 469,132
Other assets in excess of liabilities — 6.1% 30,420
NET ASSETS - 100.00% $ 499,552
At August 31, 2024, the Fund's investments in foreign securities were 6.0% of net assets.
(a) Non-income producing security.
DRIP
—
Dividend Reinvestment Programmes
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Victory Portfolios III
Victory Target Managed Allocation Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 58 9/20/24 $ 16,087,122 $ 16,416,900 $ 329,778
Euro Stoxx 50 Futures ............... 801 9/20/24 43,827,631 44,010,600 182,969
FTSE 100 Index Futures .............. 395 9/20/24 42,742,894 43,503,631 760,737
Tokyo Price Index Futures ............ 253 9/12/24 48,407,107 47,001,539 (1,405,568)
$ (132,084)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 234 9/19/24 $ 30,325,214 $ 31,863,530 $ (1,538,316)
E-Mini MSCI Emerging Markets Index
Futures .......................... 676 9/20/24 36,460,060 37,180,000 (719,940)
Hang Seng Index Futures ............. 92 9/27/24 10,391,258 10,589,156 (197,898)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 248 9/19/24 47,975,954 51,602,404 (3,626,450)
$ (6,082,604)
Total unrealized appreciation $ 1,273,484
Total unrealized depreciation (7,488,172)
Total net unrealized appreciation (depreciation) $ (6,214,688)

Statement of Assets and Liabilities
August 31, 2024
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Target
Managed Allocation
Fund
Assets:
Investments, at value (Cost $379,744) $ 469,132
Foreign currency, at value (Cost $1) 1
Cash 7,526
Deposit with broker for futures contracts 22,823
Receivables:
Interest and dividends 439
From Adviser 7
Variation margin on open futures contracts 607
Reclaims 43
Prepaid expenses 2
Total Assets 500,580
Liabilities:
Payables:
Variation margin on open futures contracts 739
Accrued expenses and other payables:
Investment advisory fees 205
Administration fees 20
Custodian fees 13
Transfer agent fees 25
Compliance fees — (a)
Trustees' fees 1
Other accrued expenses 25
Total Liabilities 1,028
Commitments and contingencies (Note 5 )
Net Assets:
Capital 446,691
Total accumulated earnings (loss) 52,861
Net Assets $ 499,552
Shares (unlimited number of shares authorized with no par value): 46,446
Net asset value, offering and redemption price per share:(b) $ 10 .76
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Target
Managed Allocation
Fund
Investment Income:
Dividends $ 4,199
Interest 423
Foreign tax withholding (168)
Total Income 4,454
Expenses:
Investment advisory fees 1,236
Administration fees 124
Sub-Administration fees 14
Custodian fees 38
Transfer agent fees 136
Trustees' fees 24
Compliance fees 2
Legal and audit fees 28
State registration and filing fees — (a)
Other expenses 16
Recoupment of prior expenses waived/reimbursed by Adviser — (a)
Total Expenses 1,618
Expenses waived/reimbursed by Adviser (11)
Net Expenses 1,607
Net Investment Income (Loss) 2,847
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 19,480
Net realized gains (losses) from foreign currency transactions (306)
Net realized gains (losses) from futures contracts 6,910
Net change in unrealized appreciation/depreciation on investment securities 14,817
Net change in unrealized appreciation/depreciation on foreign currency translations (2)
Net change in unrealized appreciation/depreciation on futures contracts (8,816)
Net realized/unrealized gains (losses) on investments 32,083
Change in net assets resulting from operations $ 34,930
(a) Rounds to less than $1 thousand.

11
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Managed
Allocation Fund
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,847 $ 6,747
Net realized gains (losses) 26,084 (3,112)
Net change in unrealized appreciation/depreciation 5,999 72,043
Change in net assets resulting from operations 34,930 75,678
Change in net assets resulting from distributions to shareholders — (6,633)
Change in net assets resulting from capital transactions (28,444) (12,191)
Change in net assets 6,486 56,854
Net Assets:
Beginning of period 493,066 436,212
End of period $ 499,552 $ 493,066
Capital Transactions:
Proceeds from shares issued $ — $ 499
Distributions reinvested — 6,633
Cost of shares redeemed (28,444) (19,323)
Change in net assets resulting from capital transactions $ (28,444) $ (12,191)
Share Transactions:
Issued — 57
Reinvested — 700
Redeemed (2,760) (2,054)
Change in Shares (2,760) (1,297)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Target Managed Allocation Fund
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of
Period $10.02 $8.64 $10.76 $12.23 $8.98 $10.26 $11.22
Investment Activities:
Net investment income (loss) 0.06(b) 0.13(b) 0.14(b) 0.13(b) 0.11(b) 0.20(b) 0.17
Net realized and unrealized
gains (losses) 0.68 1.38 (1.88) 1.44 3.84 (0.96) (0.10)
Total from Investment
Activities 0.74 1.51 (1.74) 1.57 3.95 (0.76) 0.07
Distributions to Shareholders
from:
Net investment income — (0.13) (0.01) (0.13) (0.09) (0.22) (0.15)
Net realized gains — — (0.37) (2.91) (0.61) (0.30) (0.88)
Total Distributions — (0.13) (0.38) (3.04) (0.70) (0.52) (1.03)
Net Asset Value, End of Period $10.76 $10.02 $8.64 $10.76 $12.23 $8.98 $10.26
Total Return(c)(d) 7.39% 17.62% (16.21)% 12.85% 44.39% (8.20)% 1.32%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.65% 0.65% 0.69% 0.65% 0.64% 0.64% 0.65%
Net Investment Income
(Loss)(e) 1.15% 1.48% 1.62% 1.06% 0.96% 1.88% 1.83%
Gross Expenses(e)(g) 0.65% 0.65% 0.69% 0.65% 0.64% 0.64% 0.65%
Supplemental Data:
Net Assets at end of period
(000's) $499,552 $493,066 $436,212 $520,361 $529,613 $446,616 $512,207
Portfolio Turnover(c) 117% 148%(h) 314%(i) 152%(j) 202%(j) 298%(k) 195%(k)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects a return to normal trading levels after a prior year investment strategy change.
(i) Reflects increased trading activity due to an investment strategy change that was effective December 23, 2022.
(j) Reflects overall decrease in purchases and sales of securities.
(k) Reflects overall increase in trading activity due to asset allocation shifts.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
13
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
There are no minimum initial or subsequent purchase amounts for investment in the Fund, but financial intermediaries or plan sponsors may set different investment minimums. Fund shares are available for purchase through the Fund’s transfer agent by telephone or by mail. The Fund reserves the right to limit sales of shares to eligible investors and to modify or impose purchase minimums in certain circumstances.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name)
Victory Target Managed Allocation Fund Target Managed Allocation Fund

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
14
(Unaudited)
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation
Level 1 Level 2 Level 3 Total
Target Managed Allocation Fund
Common Stocks ............................................... $ 445,700 $ 15,451 $ — $ 461,151
Exchange-Traded Funds ......................................... 7,981 — — 7,981
Total ....................................................... $ 453,681 $ 15,451 $ — $ 469,132
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 1,273 — — 1,273
Liabilities:
Futures Contracts .............................................. (7,488) — — (7,488)
Total ....................................................... $ (6,215) $ — $ — $ (6,215)
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
15
(Unaudited)
or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended August 31, 2024, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of August 31, 2024 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended August 31, 2024 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 1,273,000 (7,488,000)
Target Managed Allocation Fund ........................................................... $ 1,273 $ 7,488
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 6,910,000 (8,816,000)
Target Managed Allocation Fund ....................................................... $ 6,910 $ (8,816)
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation
Level 1 Level 2 Level 3 Total
Target Managed Allocation Fund
Common Stocks ............................................... $ 445,700 $ 15,451 $ — $ 461,151
Exchange-Traded Funds ......................................... 7,981 — — 7,981
Total ....................................................... $ 453,681 $ 15,451 $ — $ 469,132
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 1,273 — — 1,273
Liabilities:
Futures Contracts .............................................. (7,488) — — (7,488)
Total ....................................................... $ (6,215) $ — $ — $ (6,215)
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
16
(Unaudited)
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of August 31, 2024, the Fund did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
Excluding U.S. Government
Securities
Purchases Sales
Target Managed Allocation Fund ............................................................... $ 544,940 $ 575,940

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
17
(Unaudited)
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.05%, which is based on the
Fund's average daily net assets of the Fund Shares. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.0
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37.6
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.0

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
18
(Unaudited)
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024.
For the six months ended August 31, 2024, recoupment in the amount of less than a thousand was paid to the Adviser.
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Portfolio Reallocation Risk — The frequent changes in the allocation of the Fund’s portfolio holdings will result in higher portfolio turnover.
In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more brokerage commissions than it would without a reallocation policy. In addition, the Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not reallocate from time to time.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes may add to instability in global economies and markets generally and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
In effect until June 30, 2025
Target Managed Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%
Expires
2027
Expires
2028 Total
Target Managed Allocation Fund ...................................................... $ 9 $ 11 $ 20

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
19
(Unaudited)
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, current regulations may limit the Fund’s ability to invest in derivatives.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2024.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
Target Managed Allocation Fund ........................................... $ (56,870) $ (5,887) $ (62,757)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
98356-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Tax Exempt Intermediate-Term Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
27
Statement of Operations
28
Statements of Changes in Net Assets
29
Financial Highlights
31
Notes to Financial Statements 34

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (99.4%)
Alabama (3.2%):
Black Belt Energy Gas District Revenue
Series A , 5 .25% , 1/1/54 , (Put Date 10/1/30) (a) .............................. $ 5,000 $ 5,448
Series A , 5 .25% , 5/1/55 , (Put Date 9/1/32) (a) ............................... 1,500 1,659
Series B , 5 .25% , 12/1/53 , (Put Date 12/1/30) (a) ............................. 4,000 4,362
Series C , 5 .50% , 10/1/54 , (Put Date 6/1/32) (a) .............................. 3,000 3,352
Series C-1 , 5 .25% , 2/1/53 , (Put Date 6/1/29) (a) .............................. 12,000 12,802
Series D-1 , 5 .50% , 6/1/49 , (Put Date 2/1/29) (a) ............................. 4,000 4,318
Series D-3 , 5 .42% ( SOFR + 185 bps ) , 6/1/49 , (Put Date 2/1/29) (a) (b) ............... 2,500 2,591
County of Jefferson Sewer Revenue , 5 .25% , 10/1/45 , Continuously Callable @100 ........ 3,000 3,269
Energy Southeast A Cooperative District Revenue
Series A-1 , 5 .50% , 11/1/53 , (Put Date 1/1/31) (a) ............................. 5,000 5,464
Series B , 5 .25% , 7/1/54 , (Put Date 6/1/32) (a) ............................... 3,000 3,258
Series B-1 , 5 .75% , 4/1/54 , (Put Date 11/1/31) (a) ............................. 2,000 2,236
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue ,
Series A , 5 .00% , 2/1/36 , Continuously Callable @100 ......................... 8,000 8,123
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .25% , 1/1/54 , (Put Date 7/1/29) (a) ............................... 15,000 16,015
Series B , 5 .00% , 1/1/54 , (Put Date 6/1/30) (a) ............................... 3,000 3,221
The Health Care Authority of the City of Huntsville Revenue
Series B1 , 4 .00% , 6/1/39 , Continuously Callable @100 ........................ 2,000 2,029
Series B1 , 4 .00% , 6/1/40 , Continuously Callable @100 ........................ 2,555 2,579
The Lower Alabama Gas District Revenue , Series A , 5 .00% , 9/1/34 ................... 15,000 16,527
The Southeast Alabama Gas Supply District Revenue , Series B , 5 .00% , 6/1/49 , (Put Date
5/1/32) (a) ........................................................ 3,000 3,220
100,473
Arizona (1.9%):
Arizona IDA Revenue , 4 .00% , 12/15/41 , Continuously Callable @100 (c) ............... 955 850
Maricopa County IDA Revenue
5 .00% , 7/1/39 , Continuously Callable @100 (c) ............................. 2,000 2,057
4 .00% , 7/1/41 , Continuously Callable @100 (c) ............................. 1,250 1,199
4 .25% , 7/1/44 , Continuously Callable @100 ............................... 1,000 967
Series C , 3 .49% ( MUNIPSA + 57 bps ) , 1/1/35 , (Put Date 10/18/24) (a) (b) ............ 2,115 2,111
Series D , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 1,500 1,617
Sierra Vista IDA Revenue
5 .25% , 6/15/38 , Continuously Callable @100 (c) ............................. 4,845 4,984
5 .25% , 6/15/42 , Continuously Callable @100 (c) ............................. 4,460 4,528
State of Arizona Distribution Revenue (INS - National Public Finance Guarantee Corp.) , Series
B , 5 .50% , 7/1/25 ................................................... 2,115 2,163
Tempe IDA Revenue , Series A , 4 .00% , 12/1/38 , Continuously Callable @102 ............ 2,690 2,604
The County of Pima IDA Revenue
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 1,690 1,667
4 .00% , 6/15/41 , Continuously Callable @100 (c) ............................. 3,500 3,148
Series A , 6 .75% , 11/15/42 , Continuously Callable @103 (c) ..................... 3,000 3,316
Series B2 , 5 .63% , 11/15/30 , Continuously Callable @100 (c) .................... 10,000 10,128
The County of Yavapai IDA Revenue , 4 .00% , 8/1/38 , Continuously Callable @100 ........ 1,000 1,006
The IDA of the City of Phoenix Arizona Revenue
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 11,100 11,105
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,675 1,687
5 .00% , 10/1/36 , Continuously Callable @100 ............................... 4,250 4,379
59,516
Arkansas (0.3%):
Arkansas Development Finance Authority Revenue
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,300 1,349
5 .00% , 9/1/38 , Continuously Callable @100 ............................... 2,000 2,071
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,032
University of Arkansas - Pulaski Technical College Revenue (INS - Build America Mutual
Assurance Co.) , 5 .00% , 9/1/30 , Continuously Callable @100 .................... 4,290 4,369
8,821

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
California (1.9%):
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT (INS - Assured
Guaranty Municipal Corp.)
Series B , 4 .13% , 7/1/41 , Continuously Callable @100 ......................... $ 2,500 $ 2,525
Series B , 4 .25% , 7/1/43 , Continuously Callable @100 ......................... 3,000 3,036
California Community Choice Financing Authority Revenue , Series G , 5 .25% , 11/1/54 , (Put
Date 4/1/30) (a) .................................................... 1,000 1,084
California Health Facilities Financing Authority Revenue
Series B , 5 .00% , 11/15/38 , Continuously Callable @100 ....................... 1,500 1,681
Series B , 5 .00% , 11/15/43 , Continuously Callable @100 ....................... 1,500 1,628
California School Finance Authority Revenue
5 .00% , 8/1/31 , Continuously Callable @100 (c) ............................. 450 455
5 .00% , 8/1/31 , Pre-refunded 8/1/25 @ 100 (c) ............................... 50 51
5 .00% , 8/1/36 , Continuously Callable @100 (c) ............................. 1,450 1,465
5 .00% , 8/1/36 , Pre-refunded 8/1/25 @ 100 (c) ............................... 150 153
California State Public Works Board Revenue , Series B , 5 .00% , 10/1/31 , Continuously
Callable @100 ..................................................... 11,465 11,482
California State University Revenue , Series A , 5 .00% , 11/1/29 , Pre-refunded 11/1/24 @ 100 . 165 166
California Statewide Communities Development Authority Revenue
5 .00% , 5/15/32 , Continuously Callable @100 ............................... 1,250 1,278
5 .00% , 5/15/33 , Continuously Callable @100 ............................... 2,000 2,043
5 .00% , 5/15/34 , Continuously Callable @100 ............................... 1,250 1,276
5 .00% , 5/15/35 , Continuously Callable @100 ............................... 2,000 2,038
Cerritos Community College District, GO
Series D , 8/1/25 (d) .................................................. 1,510 1,477
Series D , 8/1/27 (d) .................................................. 1,000 931
Series D , 8/1/28 (d) .................................................. 1,000 903
City of Irvine Special Assessment , 5 .00% , 9/2/29 ................................ 1,000 1,000
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue , Series C , 4 .00% ,
6/1/32 , Continuously Callable @100 ..................................... 370 376
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , 1/15/35 (d) .................................................. 5,500 3,766
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 4/1/32 , Continuously Callable @100 ......................... 1,000 1,052
Series A , 5 .00% , 4/1/35 , Continuously Callable @100 ......................... 1,000 1,049
Series A , 5 .00% , 4/1/36 , Continuously Callable @100 ......................... 420 441
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT , Series A , 5 .25% , 5/1/44 , Continuously Callable @100 .................... 1,500 1,653
The El Camino Community College District Foundation, GO
Series C , 8/1/26 (d) .................................................. 6,810 6,507
Series C , 8/1/27 (d) .................................................. 7,665 7,135
Series C , 8/1/28 (d) .................................................. 5,500 4,977
61,628
Colorado (1.0%):
Colorado Educational & Cultural Facilities Authority Revenue , 4 .25% , 7/1/43 , Continuously
Callable @100 ..................................................... 3,000 2,935
Colorado Health Facilities Authority Revenue
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,000 1,012
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,500 1,517
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 4,000 4,018
5 .00% , 11/1/41 , Continuously Callable @100 ............................... 2,500 2,739
Series A , 4 .00% , 8/1/38 , Continuously Callable @100 ......................... 1,000 1,009
Series A , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 1,250 1,250
Series A , 4 .00% , 11/1/39 , Continuously Callable @100 ........................ 3,500 3,518
Series A , 4 .00% , 12/1/40 , Continuously Callable @103 ........................ 2,000 1,943
Denver Health & Hospital Authority Revenue
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 (c) ...................... 7,355 7,500
Series A , 4 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,250 1,195
Series A , 4 .00% , 12/1/38 , Continuously Callable @100 ........................ 1,250 1,184
Series A , 4 .00% , 12/1/39 , Continuously Callable @100 ........................ 1,000 928
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,250 1,271

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ $ 1,000 $ 1,016
33,035
Connecticut (1.6%):
City of New Haven, GO
Series A , 5 .00% , 8/1/28 .............................................. 1,000 1,063
Series A , 5 .50% , 8/1/30 , Continuously Callable @100 ......................... 1,000 1,076
Series A , 5 .50% , 8/1/32 , Continuously Callable @100 ......................... 1,200 1,290
Series A , 5 .50% , 8/1/36 , Continuously Callable @100 ......................... 1,810 1,928
City of West Haven, GO
Series B , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 400 419
Series B , 5 .00% , 11/1/37 , Continuously Callable @100 ........................ 350 366
Connecticut State Health & Educational Facilities Authority Revenue
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 1,950 2,016
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 725 746
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 1,170 1,200
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,125 1,152
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,275 1,302
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 2,400 2,446
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,109
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 7,000 6,975
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 2,000 2,039
Series A , 4 .00% , 7/1/39 , Continuously Callable @100 ......................... 2,000 2,027
Series A , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 1,000 958
Series E , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 10,000 10,009
Harbor Point Infrastructure Improvement District Tax Allocation , 5 .00% , 4/1/30 , Continuously
Callable @100 (c) ................................................... 8,100 8,260
State of Connecticut, GO , Series A , 4 .00% , 4/15/37 , Continuously Callable @100 ......... 1,825 1,867
The Metropolitan District, GO , 4 .00% , 7/15/37 , Continuously Callable @100 ............ 1,000 1,022
Town of Hamden, GO (INS - Build America Mutual Assurance Co.) , Series A , 5 .00% , 8/15/30 ,
Continuously Callable @100 ........................................... 1,200 1,292
51,562
District of Columbia (0.2%):
District of Columbia Revenue
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,000 973
5 .00% , 7/1/39 , Continuously Callable @100 ............................... 800 832
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series B , 4 .00% , 10/1/35 , Continuously Callable @100 ........................ 1,000 1,009
Series B , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,250 1,261
Series B , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 1,000 1,002
Washington Convention & Sports Authority Revenue
Series A , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 1,250 1,262
Series A , 4 .00% , 10/1/39 , Continuously Callable @100 ........................ 500 504
Series A , 4 .00% , 10/1/40 , Continuously Callable @100 ........................ 750 751
7,594
Florida (6.2%):
Alachua County Health Facilities Authority Revenue , 4 .00% , 10/1/40 , Continuously Callable
@103 ........................................................... 700 649
Capital Projects Finance Authority Revenue
5 .00% , 11/1/42 , Continuously Callable @100 ............................... 1,000 1,028
5 .00% , 11/1/43 , Continuously Callable @100 ............................... 1,000 1,025
Capital Trust Agency, Inc. Revenue , 6 .00% , 5/1/43 , Continuously Callable @100 (c) ....... 3,710 3,785
City of Cape Coral Water & Sewer Revenue
4 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,485 1,498
4 .00% , 10/1/36 , Continuously Callable @100 ............................... 1,400 1,410
4 .00% , 10/1/37 , Continuously Callable @100 ............................... 3,000 3,017
City of Pompano Beach Revenue
3 .50% , 9/1/35 , Continuously Callable @103 ............................... 3,345 3,156
4 .00% , 9/1/40 , Continuously Callable @103 ............................... 2,500 2,389
Series A , 4 .00% , 9/1/36 , Continuously Callable @103 ......................... 1,050 1,050
Series A , 4 .00% , 9/1/41 , Continuously Callable @103 ......................... 1,215 1,148
Series B-1 , 2 .00% , 1/1/29 ............................................. 1,725 1,594
City of Port St. Lucie Special Assessment
4 .00% , 7/1/31 , Continuously Callable @100 ............................... 3,195 3,229

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
4 .00% , 7/1/32 , Continuously Callable @100 ............................... $ 2,000 $ 2,019
4 .00% , 7/1/33 , Continuously Callable @100 ............................... 2,785 2,803
City of Port St. Lucie Utility System Revenue , 4 .00% , 9/1/31 , Continuously Callable @100 .. 1,000 1,011
City of Tampa Revenue
Series A , 9/1/36 , Continuously Callable @80 (d) ............................. 700 434
Series A , 9/1/37 , Continuously Callable @77 (d) ............................. 700 395
Series A , 9/1/38 , Continuously Callable @74 (d) ............................. 850 476
Series A , 9/1/39 , Continuously Callable @71 (d) ............................. 700 353
Series A , 9/1/40 , Continuously Callable @68 (d) ............................. 850 424
Series B , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 350 353
Series B , 4 .00% , 7/1/39 , Continuously Callable @100 ......................... 700 705
Cityplace Community Development District Special Assessment (INS - Assured Guaranty
Municipal Corp.)
4 .00% , 11/1/25 (e) ................................................... 3,470 3,495
4 .35% , 11/1/25 , Continuously Callable @100 (e) ............................. 7,900 8,104
County of Broward Tourist Development Tax Revenue
4 .00% , 9/1/39 , Continuously Callable @100 ............................... 7,000 7,057
4 .00% , 9/1/40 , Continuously Callable @100 ............................... 9,300 9,372
4 .00% , 9/1/41 , Continuously Callable @100 ............................... 6,975 6,984
County of Lee Airport Revenue , 5 .00% , 10/1/33 , Continuously Callable @100 ........... 4,000 4,065
County of Lee Revenue , 5 .00% , 10/1/24 ...................................... 2,700 2,705
County of Lee Tourist Development Tax Revenue
Series B , 4 .00% , 10/1/37 , Continuously Callable @100 ........................ 4,970 5,073
Series B , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 5,230 5,322
County of Miami-Dade Water & Sewer System Revenue , 4 .00% , 10/1/41 , Continuously
Callable @100 ..................................................... 210 211
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.)
5 .50% , 9/1/41 , Continuously Callable @100 ............................... 750 855
5 .50% , 9/1/42 , Continuously Callable @100 ............................... 1,000 1,132
5 .50% , 9/1/43 , Continuously Callable @100 ............................... 750 845
Escambia County Health Facilities Authority Revenue
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 3,100 3,302
5 .00% , 8/15/40 , Continuously Callable @100 ............................... 2,900 3,044
Florida Development Finance Corp. Revenue
4 .00% , 11/15/39 , Continuously Callable @100 .............................. 5,260 5,364
5 .00% , 2/1/40 , Continuously Callable @100 ............................... 2,845 2,934
5 .00% , 8/1/43 , Continuously Callable @100 ............................... 1,500 1,596
5 .00% , 8/1/44 , Continuously Callable @100 ............................... 1,500 1,590
Series A , 5 .00% , 6/15/35 , Continuously Callable @100 ........................ 1,000 1,027
Series A , 5 .00% , 6/15/40 , Continuously Callable @100 ........................ 1,650 1,677
Series A , 5 .00% , 6/15/42 , Continuously Callable @100 ........................ 2,250 2,283
Florida Higher Educational Facilities Financial Authority Revenue
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,250 1,294
5 .00% , 10/1/36 , Continuously Callable @100 ............................... 1,000 1,033
4 .00% , 10/1/37 , Continuously Callable @100 ............................... 1,000 960
4 .00% , 10/1/38 , Continuously Callable @100 ............................... 750 713
5 .00% , 3/1/39 , Continuously Callable @100 ............................... 7,055 5,559
4 .00% , 10/1/39 , Continuously Callable @100 ............................... 800 752
Halifax Hospital Medical Center Revenue , 5 .00% , 6/1/36 , Continuously Callable @100 .... 2,750 2,805
Hillsborough County Aviation Authority Revenue AMT , Series B , 5 .50% , 10/1/49 ,
Continuously Callable @100 ........................................... 1,000 1,105
Lee County IDA Revenue
5 .00% , 11/15/39 , Continuously Callable @103 .............................. 1,500 1,539
Series 2024-A , 5 .25% , 11/15/44 , Continuously Callable @100 ................... 2,525 2,722
Lee Memorial Health System Revenue , Series A-1 , 4 .00% , 4/1/37 , Continuously Callable
@100 ........................................................... 5,000 5,043
Miami-Dade County Expressway Authority Revenue
Series A , 5 .00% , 7/1/28 , Continuously Callable @100 ......................... 10,000 10,013
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 7,000 7,009
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,000 1,001
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 1,610 1,612
Series A , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,255 1,256
Series A , 5 .00% , 7/1/32 , Continuously Callable @100 ......................... 2,000 2,002

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... $ 2,000 $ 2,002
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 2,000 2,002
Series B , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,003
Series B , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 2,000 2,002
Northern Palm Beach County Improvement District Special Assessment , 4 .00% , 8/1/46 ,
Continuously Callable @100 ........................................... 3,000 2,887
Orange County Health Facilities Authority Revenue , Series A , 5 .00% , 10/1/35 , Continuously
Callable @100 ..................................................... 4,000 4,131
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/41 , Continuously
Callable @100 ..................................................... 3,695 3,469
Palm Beach County Health Facilities Authority Revenue
Series A , 5 .00% , 11/1/39 , Continuously Callable @100 ........................ 1,150 1,214
Series A , 5 .00% , 11/1/42 , Continuously Callable @100 ........................ 850 887
Series B , 4 .00% , 11/15/41 , Continuously Callable @103 ....................... 250 243
Pinellas County IDA Revenue , 5 .00% , 7/1/29 ................................... 700 712
School District of Broward County Certificate of Participation
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 2,000 2,031
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,031
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation , Series
A-1 , 5 .00% , 3/1/30 , Continuously Callable @100 (c) .......................... 3,195 3,197
The Lee County School Board Certificate of Participation , Series A , 5 .00% , 8/1/28 ,
Continuously Callable @100 ........................................... 3,750 3,755
Volusia County Educational Facility Authority Revenue
Series B , 5 .00% , 10/15/28 , Continuously Callable @100 ....................... 1,000 1,011
Series B , 5 .00% , 10/15/29 , Continuously Callable @100 ....................... 1,000 1,011
Series B , 5 .00% , 10/15/30 , Continuously Callable @100 ....................... 1,500 1,516
Series B , 5 .00% , 10/15/32 , Continuously Callable @100 ....................... 1,560 1,576
196,086
Georgia (2.8%):
George L Smith II Congress Center Authority Revenue , 4 .00% , 1/1/36 , Continuously Callable
@100 ........................................................... 1,000 1,005
Glynn-Brunswick Memorial Hospital Authority Revenue
4 .00% , 8/1/36 , Continuously Callable @100 ............................... 1,840 1,784
4 .00% , 8/1/37 , Continuously Callable @100 ............................... 1,500 1,452
Main Street Natural Gas, Inc. Revenue
Series A , 5 .00% , 5/15/37 ............................................. 3,500 3,868
Series A , 5 .00% , 5/15/38 ............................................. 2,500 2,769
Series A , 5 .00% , 6/1/53 , (Put Date 6/1/30) (a) ............................... 7,500 8,006
Series B , 5 .00% , 12/1/52 , (Put Date 6/1/29) (a) .............................. 12,000 12,689
Series B , 5 .00% , 7/1/53 , (Put Date 3/1/30) (a) ............................... 5,000 5,364
Series C , 4 .00% , 5/1/52 , (Put Date 12/1/28) (a) .............................. 12,750 12,895
Series C , 5 .00% , 9/1/53 , (Put Date 9/1/30) (a) ............................... 4,000 4,297
Series D , 5 .00% , 5/1/54 , (Put Date 12/1/30) (a) .............................. 6,000 6,404
Series E-2 , 5 .26% ( SOFR + 170 bps ) , 12/1/53 , (Put Date 6/1/31) (a) (b) .............. 5,000 5,302
Savannah Hospital Authority Revenue , Series A , 4 .00% , 7/1/39 , Continuously Callable @100 2,500 2,527
The Burke County Development Authority Revenue
2 .20% , 10/1/32 , Continuously Callable @100 ............................... 1,850 1,594
3 .88% , 10/1/32 , (Put Date 3/6/26) (a) ..................................... 2,500 2,531
Series 1 , 2 .80% , 11/1/48 , Continuously Callable @100 (f) ...................... 1,100 1,100
Series A , 1 .50% , 1/1/40 , (Put Date 2/3/25) (a) ............................... 6,500 6,413
The Development Authority of Cobb County Revenue , Series A , 2 .25% , 4/1/33 , (Put Date
10/1/29) (a) ....................................................... 4,975 4,568
The Development Authority of Monroe County Revenue , 3 .88% , 12/1/41 , (Put Date 3/6/26) (a) 3,500 3,543
88,111
Guam (0.2%):
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/29 , Continuously Callable @100 ........................ 1,000 1,003
Series A , 5 .00% , 10/1/30 , Continuously Callable @100 ........................ 1,000 1,003
Series A , 5 .00% , 10/1/31 , Continuously Callable @100 ........................ 695 697
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% ,
10/1/32 , Continuously Callable @100 .................................... 1,000 1,002
Territory of Guam Revenue
Series A , 5 .00% , 12/1/30 , Continuously Callable @100 ........................ 1,500 1,544

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ $ 2,000 $ 2,057
7,306
Idaho (0.5%):
Idaho Health Facilities Authority Revenue
Series A , 5 .00% , 3/1/35 , Continuously Callable @100 ......................... 5,805 6,119
Series A , 5 .00% , 3/1/36 , Continuously Callable @100 ......................... 7,520 7,900
Idaho Housing & Finance Association Revenue , Series A , 4 .00% , 7/15/38 , Continuously
Callable @100 ..................................................... 3,000 3,084
17,103
Illinois (15.7%):
Champaign County Community Unit School District No. 4 Champaign, GO
4 .00% , 6/1/34 , Continuously Callable @100 ............................... 1,000 1,027
4 .00% , 6/1/35 , Continuously Callable @100 ............................... 1,290 1,315
4 .00% , 6/1/36 , Continuously Callable @100 ............................... 1,575 1,601
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 5 .50% , 4/1/43 ,
Continuously Callable @100 ........................................... 5,000 5,492
Chicago Board of Education, GO
Series A , 12/1/25 (d) ................................................. 1,600 1,520
Series A , 12/1/26 (d) ................................................. 3,700 3,365
Series A , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 4,700 4,892
Series A , 5 .00% , 12/1/43 , Continuously Callable @100 ........................ 7,965 8,246
Series B , 4 .00% , 12/1/40 , Continuously Callable @100 ........................ 21,900 21,163
Series B , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 8,710 8,355
Chicago Midway International Airport Revenue
Series B , 4 .00% , 1/1/34 , Continuously Callable @100 ......................... 3,500 3,505
Series B , 4 .00% , 1/1/35 , Continuously Callable @100 ......................... 3,000 3,000
Chicago O'Hare International Airport Revenue
Series A , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 2,000 2,047
Series A , 4 .00% , 1/1/38 , Continuously Callable @100 ......................... 1,000 1,017
Chicago O'Hare International Airport Revenue AMT , Series A , 5 .25% , 1/1/48 , Continuously
Callable @100 ..................................................... 12,500 13,391
Chicago Park District, GO
Series F-2 , 4 .00% , 1/1/34 , Continuously Callable @100 ....................... 1,200 1,231
Series F-2 , 4 .00% , 1/1/36 , Continuously Callable @100 ....................... 1,300 1,319
Series F-2 , 5 .00% , 1/1/37 , Continuously Callable @100 ....................... 2,000 2,152
Series F-2 , 4 .00% , 1/1/38 , Continuously Callable @100 ....................... 1,750 1,769
Series F-2 , 5 .00% , 1/1/39 , Continuously Callable @100 ....................... 1,500 1,602
Series F-2 , 5 .00% , 1/1/40 , Continuously Callable @100 ....................... 1,125 1,195
City of Calumet City, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 4 .50% , 3/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,012
City of Chicago Lakeshore East Special Assessment
3 .04% , 12/1/28 (c) .................................................. 270 259
3 .20% , 12/1/29 (c) .................................................. 325 311
3 .29% , 12/1/30 (c) .................................................. 350 333
3 .38% , 12/1/31 (c) .................................................. 373 354
3 .45% , 12/1/32 (c) .................................................. 300 284
City of Chicago Wastewater Transmission Revenue
Series B , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 8,000 8,336
Series C , 5 .00% , 1/1/33 , Continuously Callable @100 ......................... 3,500 3,518
Series C , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 1,000 1,005
Series C , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 1,250 1,256
City of Chicago Waterworks Revenue
5 .00% , 11/1/31 , Continuously Callable @100 ............................... 2,000 2,005
5 .00% , 11/1/33 , Continuously Callable @100 ............................... 2,000 2,005
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 2,665 2,819
City of Chicago Waterworks Revenue (INS - Assured Guaranty Municipal Corp.)
5 .25% , 11/1/34 , Continuously Callable @100 ............................... 2,105 2,234
5 .25% , 11/1/35 , Continuously Callable @100 ............................... 1,635 1,737
Series 2017-2 , 5 .00% , 11/1/36 , Continuously Callable @100 .................... 3,145 3,291
Series 2017-2 , 5 .00% , 11/1/37 , Continuously Callable @100 .................... 2,500 2,614
City of Chicago, GO
Series A , 5 .50% , 1/1/41 , Continuously Callable @100 ......................... 1,500 1,611
Series A , 5 .00% , 1/1/45 , Continuously Callable @100 ......................... 1,300 1,366

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
City of Galesburg Revenue
Series A , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ $ 1,125 $ 1,082
Series A , 4 .00% , 10/1/41 , Continuously Callable @100 ........................ 1,475 1,356
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
3/1/34 , Continuously Callable @100 ..................................... 3,000 3,020
City of Springfield, GO , 5 .00% , 12/1/30 , Continuously Callable @100 ................. 8,500 8,678
Cook County Community College District No. 508, GO , 5 .00% , 12/1/43 , Continuously
Callable @100 ..................................................... 1,650 1,781
County of Cook Sales Tax Revenue
4 .00% , 11/15/34 , Continuously Callable @100 .............................. 3,750 3,783
5 .00% , 11/15/36 , Continuously Callable @100 .............................. 5,000 5,244
County of Cook, GO
5 .00% , 11/15/34 , Continuously Callable @100 .............................. 2,000 2,076
5 .00% , 11/15/35 , Continuously Callable @100 .............................. 2,000 2,075
Series A , 5 .00% , 11/15/31 , Continuously Callable @100 ....................... 2,500 2,603
Illinois Educational Facilities Authority Revenue
3 .90% , 11/1/36 , Continuously Callable @102 ............................... 2,220 2,236
4 .00% , 11/1/36 , Continuously Callable @102 ............................... 9,750 9,805
4 .45% , 11/1/36 , Continuously Callable @102 ............................... 4,500 4,516
Illinois Finance Authority Revenue
0.00%, 2/15/27 (g) .................................................. 7,650 1,272
3 .90% , 3/1/30 , Continuously Callable @100 ............................... 20,000 20,010
0.00%, 5/15/31 , Continuously Callable @100 (g) ............................ 1,875 482
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 3,500 3,585
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 4,000 4,032
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 600 645
4 .00% , 12/1/35 , Continuously Callable @100 ............................... 5,000 5,005
0.00%, 5/15/36 , Continuously Callable @100 (g) ............................ 1,400 361
4 .00% , 12/1/36 , Continuously Callable @100 ............................... 3,000 3,000
5 .00% , 10/1/37 , Continuously Callable @100 ............................... 700 748
2 .45% , 10/1/39 , (Put Date 10/1/29) (a) .................................... 14,000 13,092
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 700 742
4 .00% , 10/1/40 , Continuously Callable @100 ............................... 1,000 969
Series A , 4 .00% , 5/15/27 ............................................. 1,885 1,906
Series A , 5 .00% , 5/15/30 , Continuously Callable @100 ........................ 1,000 1,011
Series A , 4 .00% , 10/1/31 , Continuously Callable @100 ........................ 1,000 1,012
Series A , 4 .00% , 10/1/32 , Continuously Callable @100 ........................ 1,000 1,014
Series A , 5 .00% , 9/1/34 , Pre-refunded 9/1/24 @ 100 .......................... 3,385 3,385
Series A , 4 .00% , 10/1/34 , Continuously Callable @100 ........................ 1,000 1,006
Series A , 5 .00% , 11/15/34 , Continuously Callable @100 ....................... 3,700 3,762
Series A , 5 .00% , 5/15/35 , Continuously Callable @100 ........................ 1,100 1,104
Series A , 5 .00% , 11/15/35 , Continuously Callable @100 ....................... 3,000 3,034
Series A , 5 .00% , 2/15/37 , Continuously Callable @100 ........................ 1,000 1,016
Series A , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 1,850 1,793
Series A , 4 .00% , 8/1/40 , Continuously Callable @100 ......................... 3,780 3,688
Series A , 4 .00% , 8/1/41 , Continuously Callable @100 ......................... 1,935 1,870
Series A , 4 .00% , 8/1/43 , Continuously Callable @100 ......................... 2,105 1,962
Series C , 4 .00% , 2/15/36 , Continuously Callable @100 ........................ 18,000 18,098
Series R , 5 .40% , 4/1/27 , Continuously Callable @100 ......................... 1,105 1,105
Illinois Municipal Electric Agency Revenue , Series A , 4 .00% , 2/1/33 , Continuously Callable
@100 ........................................................... 14,650 14,681
Illinois State Toll Highway Authority Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 5,000 5,121
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 5,870 5,952
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 5,600 5,676
Series A , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... 7,000 7,094
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5 .00% , 2/1/35 , Continuously Callable @100 ............................... 5,000 5,085
5 .00% , 2/1/36 , Continuously Callable @100 ............................... 6,000 6,092
Madison County Community Unit School District No. 7 Edwardsville, GO (INS - Build
America Mutual Assurance Co.)
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,210 1,234
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,250 1,275

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured
Guaranty Municipal Corp.)
Series A , 5 .00% , 11/1/31 , Continuously Callable @100 ........................ $ 1,000 $ 1,033
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 2,000 2,064
Series A , 5 .00% , 11/1/33 , Continuously Callable @100 ........................ 750 774
Metropolitan Pier & Exposition Authority Revenue
5 .00% , 6/15/42 , Continuously Callable @100 ............................... 2,000 2,134
4 .00% , 12/15/42 , Continuously Callable @100 .............................. 8,000 7,817
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series B , 6/15/26 (d) ................................................. 5,000 4,707
Northern Illinois Municipal Power Agency Revenue
Series A , 4 .00% , 12/1/31 , Continuously Callable @100 ........................ 1,800 1,824
Series A , 4 .00% , 12/1/32 , Continuously Callable @100 ........................ 2,100 2,115
Series A , 4 .00% , 12/1/33 , Continuously Callable @100 ........................ 4,000 4,019
Series A , 4 .00% , 12/1/35 , Continuously Callable @100 ........................ 5,000 5,015
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 10/1/43 , Continuously Callable @100 ............................... 1,300 1,258
Series B , 4 .00% , 4/1/35 , Continuously Callable @100 ......................... 1,200 1,211
Series B , 4 .00% , 4/1/39 , Continuously Callable @100 ......................... 1,375 1,368
Regional Transportation Authority Revenue
Series A , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 23,160 23,538
Series A , 4 .00% , 7/1/35 , Continuously Callable @100 ......................... 11,650 11,792
Sales Tax Securitization Corp. Revenue
Series A , 4 .00% , 1/1/38 , Continuously Callable @100 ......................... 5,060 5,130
Series A , 4 .00% , 1/1/39 , Continuously Callable @100 ......................... 1,750 1,768
Sangamon County School District No. 186 Springfield, GO (INS - Build America Mutual
Assurance Co.)
Series B , 5 .00% , 2/1/25 , Continuously Callable @100 ......................... 5,765 5,773
Series B , 5 .00% , 2/1/26 , Continuously Callable @100 ......................... 4,215 4,221
State of Illinois, GO
5 .25% , 2/1/31 , Continuously Callable @100 ............................... 9,000 9,015
Series B , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 10,000 10,872
Series B , 5 .25% , 5/1/43 , Continuously Callable @100 ......................... 2,500 2,728
The Illinois Sports Facilities Authority Revenue , 5 .00% , 6/15/30 , Continuously Callable @100 1,025 1,079
The Illinois Sports Facilities Authority Revenue (INS - Assured Guaranty Corp.)
5 .25% , 6/15/30 , Continuously Callable @100 ............................... 3,000 3,004
5 .25% , 6/15/31 , Continuously Callable @100 ............................... 5,000 5,007
5 .25% , 6/15/32 , Continuously Callable @100 ............................... 5,000 5,011
University of Illinois Revenue , Series A , 4 .00% , 4/1/33 , Continuously Callable @100 ...... 12,475 12,604
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 1/1/30 , Continuously Callable @100 ......................... 1,500 1,568
Series A , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 2,400 2,509
Series A , 5 .00% , 1/1/32 , Continuously Callable @100 ......................... 2,350 2,456
Series A , 5 .00% , 1/1/38 , Continuously Callable @100 ......................... 1,500 1,558
Village of Gilberts Special Tax (INS - Build America Mutual Assurance Co.) , 5 .00% , 3/1/30 ,
Continuously Callable @100 ........................................... 5,221 5,265
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 12/1/25 ............................................. 2,010 2,050
Series A , 5 .00% , 12/1/26 ............................................. 2,110 2,186
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal
Corp.)
5 .00% , 3/1/34 , Continuously Callable @100 ............................... 2,992 3,061
4 .00% , 3/1/36 , Continuously Callable @100 ............................... 1,250 1,248
Will County Community High School District No. 210 Lincoln-Way, GO (INS - Assured
Guaranty Municipal Corp.) , 4 .00% , 1/1/34 , Continuously Callable @100 ........... 650 658
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS - Assured
Guaranty Municipal Corp.)
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,835 1,879
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,925 1,970
5 .00% , 12/1/30 , Continuously Callable @100 ............................... 2,025 2,071
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 6,000 6,119
498,207

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Indiana (3.3%):
City of Rockport Revenue , Series A , 3 .05% , 6/1/25 ............................... $ 5,750 $ 5,752
Hammond Multi-School Building Corp. Revenue
5 .00% , 7/15/33 , Continuously Callable @100 ............................... 1,165 1,237
5 .00% , 7/15/34 , Continuously Callable @100 ............................... 1,000 1,059
5 .00% , 7/15/35 , Continuously Callable @100 ............................... 1,250 1,316
5 .00% , 7/15/38 , Continuously Callable @100 ............................... 3,000 3,137
Indiana Bond Bank Revenue
1/15/30 , Continuously Callable @97 (d) ................................... 740 588
7/15/30 , Continuously Callable @96 (d) ................................... 750 583
7/15/31 , Continuously Callable @93 (d) ................................... 1,490 1,104
7/15/32 , Continuously Callable @91 (d) ................................... 1,400 988
Indiana Finance Authority Revenue
1 .40% , 8/1/29 , Continuously Callable @100 ............................... 7,000 6,200
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,250 1,296
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,500 1,554
5 .00% , 11/15/33 , Continuously Callable @103 .............................. 2,000 2,079
4 .00% , 4/1/35 , Continuously Callable @100 ............................... 1,210 1,140
4 .00% , 4/1/36 , Continuously Callable @100 ............................... 1,255 1,176
4 .00% , 7/1/36 , Continuously Callable @100 ............................... 3,660 3,657
4 .00% , 4/1/37 , Continuously Callable @100 ............................... 1,310 1,220
4 .00% , 4/1/38 , Continuously Callable @100 ............................... 2,045 1,892
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 4,030 3,980
5 .00% , 11/15/38 , Continuously Callable @103 .............................. 3,000 3,113
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 1,625 1,491
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 3,605 3,532
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 2,215 2,007
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 2,305 2,065
4 .00% , 4/1/42 , Continuously Callable @100 ............................... 2,400 2,127
4 .25% , 3/1/49 , Continuously Callable @100 ............................... 1,625 1,584
Series A , 3 .13% , 12/1/24 ............................................. 6,000 5,993
Series A , 5 .00% , 7/1/40 , Continuously Callable @100 ......................... 6,240 6,577
Series A , 4 .00% , 11/15/41 , Continuously Callable @103 ....................... 8,400 8,009
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 7,240 7,572
Series A , 5 .00% , 6/1/43 , Continuously Callable @100 ......................... 855 886
Series A , 4 .00% , 11/15/43 , Continuously Callable @100 ....................... 1,505 1,352
Series A , 4 .25% , 7/1/44 , Continuously Callable @100 ......................... 1,965 1,864
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/35 , Continuously Callable @100 6,500 6,523
Terre Haute Sanitary District Revenue , 5 .25% , 9/28/28 , Continuously Callable @100 ...... 10,000 10,008
104,661
Iowa (0.7%):
Iowa Finance Authority Revenue
Series E , 4 .00% , 8/15/35 , Continuously Callable @100 ........................ 5,425 5,435
Series E , 4 .00% , 8/15/36 , Continuously Callable @100 ........................ 15,105 15,178
Iowa Higher Education Loan Authority Revenue , 4 .75% , 10/1/42 , Continuously Callable
@100 ........................................................... 1,500 1,535
Iowa Tobacco Settlement Authority Revenue
Series A-2 , 4 .00% , 6/1/38 , Continuously Callable @100 ....................... 270 272
Series A-2 , 4 .00% , 6/1/39 , Continuously Callable @100 ....................... 300 302
Series A-2 , 4 .00% , 6/1/40 , Continuously Callable @100 ....................... 200 200
22,922
Kansas (1.0%):
City of Manhattan Revenue , Series A , 4 .00% , 6/1/36 , Continuously Callable @103 ........ 1,640 1,560
City of Wichita Revenue , Series K-96 , 4 .63% , 9/1/33 , Continuously Callable @100 ....... 3,725 3,726
Wyandotte County-Kansas City Unified Government Tax Allocation
5 .25% , 9/1/35 , Continuously Callable @103 (c) ............................. 14,105 14,371
5 .75% , 3/1/41 , Continuously Callable @103 (c) ............................. 10,000 10,401
30,058
Kentucky (3.3%):
City of Ashland Revenue
4 .00% , 2/1/35 , Continuously Callable @100 ............................... 470 473
4 .00% , 2/1/37 , Continuously Callable @100 ............................... 1,115 1,103
Series A , 4 .00% , 2/1/36 , Continuously Callable @100 ......................... 2,410 2,365

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
County of Trimble Revenue , 3 .75% , 6/1/33 , Continuously Callable @100 ............... $ 15,000 $ 15,088
Kenton County Airport Board Revenue AMT , Series A , 5 .25% , 1/1/49 , Continuously Callable
@100 ........................................................... 5,000 5,343
Kentucky Economic Development Finance Authority Revenue
Series A , 5 .00% , 5/15/26 ............................................. 2,900 2,854
Series A , 5 .00% , 5/15/31 , Continuously Callable @100 ........................ 3,205 2,966
Series B , 10/1/24 (d) ................................................. 6,130 6,116
Series B , 5 .00% , 8/15/41 , Continuously Callable @100 ........................ 480 491
Series B-3 , 4 .32% ( MUNIPSA + 140 bps ) , 2/1/46 , (Put Date 2/1/25) (a) (b) ........... 20,000 20,005
Kentucky Municipal Power Agency Revenue , Series A , 3 .45% , 9/1/42 , (Put Date 3/1/26) (a) .. 7,000 7,003
Kentucky Public Energy Authority Revenue
Series A-2 , 4 .76% ( SOFR + 120 bps ) , 8/1/52 , (Put Date 8/1/30) (a) (b) ............... 7,500 7,394
Series C-3 , 3 .97% ( MUNIPSA + 105 bps ) , 12/1/49 , (Put Date 6/1/25) (a) (b) ........... 20,000 19,952
Kentucky State Property & Building Commission Revenue
5 .00% , 5/1/37 , Continuously Callable @100 ............................... 5,000 5,280
Series A , 5 .00% , 2/1/32 , Continuously Callable @100 ......................... 2,000 2,052
Series A , 5 .00% , 2/1/33 , Continuously Callable @100 ......................... 2,250 2,307
Series A , 4 .00% , 11/1/36 , Continuously Callable @100 ........................ 2,000 2,025
Series A , 4 .00% , 11/1/38 , Continuously Callable @100 ........................ 500 504
103,321
Louisiana (3.3%):
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,515 1,540
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,500 1,524
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 1,510 1,534
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series B , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 5,330 5,347
Series B , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 5,125 5,141
Series C , 5 .00% , 12/1/30 , Continuously Callable @100 ........................ 1,000 1,082
Series C , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 2,000 2,161
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , 3 .50% , 11/1/32 , Continuously Callable @100 ....................... 18,750 18,226
Louisiana Public Facilities Authority Revenue
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 8,940 9,056
5 .00% , 7/1/33 , Pre-refunded 7/1/25 @ 100 ................................. 55 56
5 .00% , 5/15/34 , Pre-refunded 5/15/26 @ 100 ............................... 25 26
5 .00% , 5/15/34 , Continuously Callable @100 ............................... 2,975 3,072
5 .00% , 5/15/34 , Continuously Callable @100 ............................... 2,225 2,273
5 .00% , 7/1/34 , Pre-refunded 7/1/25 @ 100 ................................. 85 87
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 13,465 13,632
4 .00% , 5/15/35 , Continuously Callable @100 ............................... 3,465 3,475
4 .00% , 5/15/35 , Pre-refunded 5/15/26 @ 100 ............................... 35 36
5 .00% , 5/15/35 , Continuously Callable @100 ............................... 2,000 2,060
4 .00% , 5/15/36 , Continuously Callable @100 ............................... 1,485 1,488
4 .00% , 5/15/36 , Pre-refunded 5/15/26 @ 100 ............................... 15 15
5 .00% , 5/15/36 , Continuously Callable @100 ............................... 1,560 1,600
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 640 671
Series A , 4 .00% , 12/15/32 , Pre-refunded 12/15/26 @ 100 ...................... 305 315
Series A , 4 .00% , 12/15/32 , Continuously Callable @100 ....................... 2,430 2,447
Series A , 4 .00% , 12/15/33 , Continuously Callable @100 ....................... 3,095 3,116
Louisiana State University & Agricultural & Mechanical College Revenue
Series A , 4 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,000 1,008
Series A , 4 .00% , 7/1/32 , Continuously Callable @100 ......................... 1,000 1,007
Series A , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 1,000 1,007
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
10/1/37 , Continuously Callable @100 .................................... 2,000 2,113
Parish of St. John the Baptist Revenue , 2 .20% , 6/1/37 , (Put Date 7/1/26) (a) ............. 6,750 6,589
St. John the Baptist Parish School District No. 1, GO , 5 .25% , 3/1/43 , Continuously Callable
@100 ........................................................... 5,000 5,374
Tangipahoa Parish Hospital Service District No. 1 Revenue
4 .00% , 2/1/38 , Continuously Callable @100 ............................... 2,375 2,353
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 2,330 2,291
4 .00% , 2/1/41 , Continuously Callable @100 ............................... 1,500 1,448

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
4 .00% , 2/1/42 , Continuously Callable @100 ............................... $ 1,500 $ 1,435
104,605
Maryland (1.6%):
City of Gaithersburg Revenue
Series A , 5 .00% , 1/1/33 , Continuously Callable @104 ......................... 3,000 3,083
Series A , 5 .00% , 1/1/36 , Continuously Callable @104 ......................... 1,000 1,022
Howard County Housing Commission Revenue , Series A , 1 .60% , 6/1/29 , Continuously
Callable @100 ..................................................... 3,000 2,679
Maryland Economic Development Corp. Revenue
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 1,250 1,314
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 1,000 1,050
Series A , 5 .00% , 6/1/32 , Continuously Callable @100 ......................... 1,000 1,047
Series A , 5 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,000 2,084
Maryland Health & Higher Educational Facilities Authority Revenue
5 .00% , 7/1/31 , Continuously Callable @100 ............................... 3,190 3,334
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 6,505 6,790
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 1,000 1,011
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 3,600 3,752
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,200 2,224
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,500 2,598
4 .00% , 1/1/38 , Continuously Callable @100 ............................... 865 842
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,500 1,504
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,585 1,590
4 .00% , 7/1/40 , Continuously Callable @100 ............................... 1,645 1,639
Series A , 5 .50% , 1/1/29 , Continuously Callable @100 ......................... 1,415 1,461
Series A , 5 .50% , 1/1/30 , Continuously Callable @100 ......................... 1,750 1,805
Series A , 5 .50% , 1/1/31 , Continuously Callable @100 ......................... 1,585 1,659
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 1,000 1,027
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,000 1,026
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 1,310 1,344
Series A , 5 .50% , 1/1/36 , Continuously Callable @100 ......................... 5,000 5,127
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,000 1,025
52,037
Massachusetts (1.8%):
Massachusetts Development Finance Agency Revenue
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 1,250 1,281
4 .00% , 10/1/32 , Continuously Callable @104 (c) ............................. 3,600 3,628
5 .00% , 4/15/33 , Continuously Callable @100 ............................... 2,155 2,173
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 1,250 1,280
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 1,000 1,023
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 895 929
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 800 859
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,215 1,257
5 .00% , 10/1/37 , Continuously Callable @104 (c) ............................. 1,000 1,024
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 600 642
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 335 346
4 .00% , 9/1/41 , Continuously Callable @100 ............................... 1,010 964
5 .00% , 10/1/42 , Continuously Callable @100 ............................... 3,500 3,897
Series A , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 450 460
Series A , 5 .00% , 1/1/32 , Continuously Callable @100 ......................... 645 658
Series A , 5 .00% , 1/1/33 , Continuously Callable @100 ......................... 535 545
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 700 712
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 735 746
Series A , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... 1,000 1,014
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,000 2,039
Series A , 5 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,000 1,017
Series A , 5 .00% , 7/1/39 , Continuously Callable @100 ......................... 2,250 2,284
Series A , 5 .00% , 7/1/44 , Continuously Callable @100 (c) ....................... 1,000 1,038
Series B , 4 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,300 2,291
Series B , 4 .00% , 6/1/41 , Continuously Callable @100 ......................... 2,750 2,647
Series E , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,105 2,148
Series I , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,054
Series I , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,675 1,719

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series I , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... $ 2,000 $ 2,031
Series J2 , 5 .00% , 7/1/43 , Continuously Callable @100 ........................ 10,000 10,405
Series T1 , 3 .52% ( MUNIPSA + 60 bps ) , 7/1/49 , (Put Date 1/29/26) (a) (b) (c) .......... 2,500 2,502
55,613
Michigan (2.0%):
Detroit Downtown Development Authority Tax Allocation (INS - Assured Guaranty Municipal
Corp.)
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,000 1,001
Series A , 5 .00% , 7/1/37 , Continuously Callable @100 ......................... 2,000 2,003
Flint Hospital Building Authority Revenue
4 .00% , 7/1/32 , Continuously Callable @100 ............................... 2,525 2,471
4 .00% , 7/1/33 , Continuously Callable @100 ............................... 2,620 2,556
4 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,730 2,654
4 .00% , 7/1/35 , Continuously Callable @100 ............................... 1,635 1,584
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,855 1,776
Great Lakes Water Authority Water Supply System Revenue , Series D , 4 .00% , 7/1/32 ,
Continuously Callable @100 ........................................... 13,560 13,755
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.)
5 .00% , 5/1/32 , Continuously Callable @100 ............................... 2,775 2,852
5 .00% , 5/1/33 , Continuously Callable @100 ............................... 2,875 2,953
5 .00% , 5/1/34 , Continuously Callable @100 ............................... 2,965 3,043
5 .00% , 5/1/35 , Continuously Callable @100 ............................... 3,065 3,145
5 .00% , 5/1/36 , Continuously Callable @100 ............................... 2,770 2,842
Michigan Finance Authority Revenue
5 .00% , 11/1/34 , Continuously Callable @100 ............................... 1,000 1,074
5 .00% , 11/1/35 , Continuously Callable @100 ............................... 1,000 1,072
4 .00% , 11/15/35 , Continuously Callable @100 .............................. 6,000 6,024
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 1,000 1,066
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,000 1,003
5 .00% , 11/1/37 , Continuously Callable @100 ............................... 1,250 1,328
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 2,125 1,418
5 .38% , 11/1/43 , Continuously Callable @100 ............................... 3,530 3,639
Michigan Finance Authority Revenue (NBGA - Michigan School Bond Qualification and Loan
Program) , Series A , 5 .00% , 5/1/25 ....................................... 1,700 1,723
Summit Academy North Revenue , 4 .00% , 11/1/41 , Continuously Callable @103 ......... 2,870 2,521
63,503
Minnesota (0.4%):
City of Minneapolis Revenue , Series A , 5 .00% , 11/15/36 , Continuously Callable @100 ..... 5,000 5,168
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue
5 .00% , 11/15/29 , Pre-refunded 11/15/25 @ 100 ............................. 1,750 1,799
5 .00% , 11/15/30 , Pre-refunded 11/15/25 @ 100 ............................. 1,275 1,311
Minneapolis-St. Paul Metropolitan Airports Commission Revenue AMT , Series B , 5 .25% ,
1/1/44 , Continuously Callable @100 ..................................... 3,000 3,283
11,561
Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue , 3 .20% , 9/1/28 , Continuously Callable @100 .. 6,000 5,895
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
9/1/30 , Continuously Callable @100 ..................................... 5,290 5,296
Mississippi Hospital Equipment & Facilities Authority Revenue
Series A , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 2,240 2,255
Series A , 4 .00% , 1/1/37 , Continuously Callable @100 ......................... 2,260 2,269
Series A , 4 .00% , 1/1/39 , Continuously Callable @100 ......................... 1,850 1,845
Series A , 4 .00% , 1/1/40 , Continuously Callable @100 ......................... 2,675 2,645
20,205
Missouri (1.3%):
Cape Girardeau County IDA Revenue
5 .00% , 3/1/32 , Continuously Callable @100 ............................... 500 522
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 750 775
4 .00% , 3/1/41 , Continuously Callable @100 ............................... 750 741
Series A , 6 .00% , 3/1/33 , Continuously Callable @102 ......................... 1,780 1,819
Health & Educational Facilities Authority of the State of Missouri Revenue
0.00%, 5/15/32 , Continuously Callable @103 (g) ............................ 1,555 702
0.00%, 5/15/36 , Continuously Callable @103 (g) ............................ 4,565 1,859

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A , 5 .00% , 2/1/29 , Continuously Callable @104 ......................... $ 1,000 $ 1,035
Series A , 5 .00% , 2/1/34 , Continuously Callable @104 ......................... 2,000 2,071
Missouri Development Finance Board Revenue
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 1,000 1,001
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 4,215 4,219
Missouri State Environmental Improvement & Energy Resources Authority Revenue , Series
A-R , 2 .90% , 9/1/33 , Continuously Callable @102 ........................... 25,000 22,847
St. Louis County IDA Revenue , Series A , 5 .50% , 9/1/33 , Continuously Callable @100 ..... 2,750 2,752
Stoddard County IDA Revenue , Series B , 6 .00% , 3/1/37 , Continuously Callable @102 ..... 1,720 1,757
42,100
Montana (0.3%):
City of Forsyth Revenue , Series A , 3 .90% , 3/1/31 , Continuously Callable @100 .......... 8,500 8,431
Nebraska (1.1%):
Central Plains Energy Project Revenue
Series 1 , 5 .00% , 5/1/53 , (Put Date 10/1/29) (a) .............................. 17,000 18,114
Series A , 5 .00% , 9/1/37 .............................................. 3,210 3,512
Douglas County Hospital Authority No. 3 Revenue
5 .00% , 11/1/28 , Continuously Callable @100 ............................... 1,250 1,278
5 .00% , 11/1/30 , Continuously Callable @100 ............................... 1,600 1,634
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
Series S , 4 .00% , 1/1/35 , Continuously Callable @102 ......................... 795 770
Series S , 4 .00% , 1/1/36 , Continuously Callable @102 ......................... 1,240 1,227
Series S , 4 .00% , 1/1/38 , Continuously Callable @102 ......................... 2,595 2,534
Series S , 4 .00% , 1/1/39 , Continuously Callable @102 ......................... 1,800 1,730
Public Power Generation Agency Revenue , 5 .00% , 1/1/37 , Continuously Callable @100 .... 2,400 2,461
33,260
Nevada (1.0%):
Carson City Revenue
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 620 647
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,000 1,038
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 1,000 1,033
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,950 2,008
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4 .00% , 6/1/35 , Continuously Callable @100 ............................... 1,870 1,891
4 .00% , 6/1/37 , Continuously Callable @100 ............................... 7,345 7,396
4 .00% , 6/1/38 , Continuously Callable @100 ............................... 6,135 6,167
City of Sparks Revenue , Series A , 2 .75% , 6/15/28 (c) .............................. 900 887
Las Vegas Convention & Visitors Authority Revenue
Series C , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,018
Series C , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 4,560 4,598
Reno-Tahoe Airport Authority Revenue AMT , Series A , 5 .25% , 7/1/49 , Continuously Callable
@100 ........................................................... 2,700 2,891
30,574
New Hampshire (0.5%):
New Hampshire Business Finance Authority Revenue , 4 .00% , 1/1/41 , Continuously Callable
@103 ........................................................... 5,100 4,570
New Hampshire Health and Education Facilities Authority Act Revenue
Series A , 5 .00% , 8/1/34 , Continuously Callable @100 ......................... 2,880 2,988
Series A , 5 .00% , 8/1/35 , Continuously Callable @100 ......................... 2,700 2,796
Series A , 5 .00% , 8/1/36 , Continuously Callable @100 ......................... 2,000 2,066
Series A , 5 .00% , 8/1/37 , Continuously Callable @100 ......................... 1,500 1,547
New Hampshire Housing Finance Authority Revenue , Series C , 4 .63% , 7/1/48 , Continuously
Callable @100 ..................................................... 2,000 2,003
15,970
New Jersey (4.5%):
Casino Reinvestment Development Authority, Inc. Revenue , Series A , 4 .00% , 11/1/44 ,
Continuously Callable @100 ........................................... 1,000 994
Casino Reinvestment Development Authority, Inc. Revenue (INS - Assured Guaranty
Municipal Corp.)
5 .00% , 11/1/29 , Continuously Callable @100 ............................... 1,000 1,003
5 .00% , 11/1/30 , Continuously Callable @100 ............................... 1,000 1,003

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
City of Atlantic City, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... $ 1,660 $ 1,742
Series B , 5 .00% , 3/1/37 , Continuously Callable @100 ......................... 1,250 1,308
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 630 661
Series A , 5 .00% , 3/1/37 , Continuously Callable @100 ......................... 750 785
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.) , 5 .00% ,
11/15/42 , Continuously Callable @100 ................................... 1,000 1,111
Essex County Improvement Authority Revenue , 4 .00% , 6/15/38 , Continuously Callable @100 550 550
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A , 5 .00% , 9/1/35 , Continuously Callable @100 ......................... 1,455 1,498
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 2,000 2,064
New Jersey Building Authority Revenue
Series A , 4 .00% , 6/15/30 , Pre-refunded 6/15/26 @ 100 ........................ 400 410
Series A , 4 .00% , 6/15/30 , Pre-refunded 6/15/26 @ 100 ........................ 600 615
New Jersey Economic Development Authority Revenue
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 2,000 2,157
4 .00% , 11/1/38 , Continuously Callable @100 ............................... 1,500 1,517
4 .00% , 11/1/39 , Continuously Callable @100 ............................... 2,000 2,010
Series A , 3 .13% , 7/1/29 , Continuously Callable @100 ......................... 665 637
Series A , 3 .38% , 7/1/30 , Continuously Callable @100 ......................... 1,000 980
Series B , 5 .00% , 6/15/37 , Continuously Callable @100 ........................ 16,280 17,320
New Jersey Educational Facilities Authority Revenue
Series B , 5 .50% , 9/1/31 , Continuously Callable @100 ......................... 4,590 4,803
Series B , 5 .50% , 9/1/32 , Continuously Callable @100 ......................... 8,075 8,443
Series F , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 150 151
Series F , 4 .00% , 7/1/33 , Pre-refunded 7/1/26 @ 100 .......................... 350 359
Series F , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 260 261
Series F , 4 .00% , 7/1/34 , Pre-refunded 7/1/26 @ 100 .......................... 490 502
Series F , 4 .00% , 7/1/35 , Continuously Callable @100 ......................... 975 977
Series F , 4 .00% , 7/1/35 , Pre-refunded 7/1/26 @ 100 .......................... 275 282
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.)
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 3,000 3,144
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 3,350 3,507
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,800 1,800
New Jersey Health Care Facilities Financing Authority Revenue
5 .00% , 10/1/33 , Continuously Callable @100 ............................... 2,000 2,130
5 .00% , 10/1/34 , Continuously Callable @100 ............................... 2,000 2,123
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 2,620 2,772
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A , 5 .00% , 7/1/27 , Continuously Callable @100 ......................... 2,000 2,030
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 1,500 1,520
New Jersey Transportation Trust Fund Authority Revenue
Series A , 12/15/25 (d) ................................................ 20,000 19,210
Series A , 12/15/38 (d) ................................................ 11,405 6,591
Series A , 4 .25% , 6/15/40 , Continuously Callable @100 ........................ 2,000 2,070
Series AA , 4 .00% , 6/15/36 , Continuously Callable @100 ...................... 2,500 2,559
Series AA , 4 .00% , 6/15/37 , Continuously Callable @100 ...................... 2,250 2,297
Series AA , 4 .25% , 6/15/44 , Continuously Callable @100 ...................... 1,000 1,013
Series BB , 5 .00% , 6/15/34 , Continuously Callable @100 ...................... 10,000 10,718
New Jersey Turnpike Authority Revenue
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 4,725 4,835
Series B , 4 .00% , 1/1/35 , Continuously Callable @100 ......................... 3,500 3,553
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 12/1/29 , Continuously Callable @100 ............................... 500 504
4 .00% , 12/1/30 , Continuously Callable @100 ............................... 750 755
4 .00% , 12/1/31 , Continuously Callable @100 ............................... 500 502
South Jersey Transportation Authority Revenue
4 .50% , 11/1/42 , Continuously Callable @100 ............................... 1,000 1,032
Series A , 5 .00% , 11/1/30 , Continuously Callable @100 ........................ 500 501
Series A , 5 .00% , 11/1/31 , Continuously Callable @100 ........................ 750 752

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A , 5 .00% , 11/1/34 , Continuously Callable @100 ........................ $ 1,085 $ 1,087
Series A , 4 .00% , 11/1/40 , Continuously Callable @100 ........................ 4,300 4,274
The Passaic County Improvement Authority Revenue , 5 .25% , 7/1/43 , Continuously Callable
@100 ........................................................... 665 703
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .00% , 6/1/36 , Continuously Callable
@100 ........................................................... 5,000 5,269
141,394
New Mexico (0.4%):
City of Farmington Revenue , Series B , 2 .15% , 4/1/33 , Continuously Callable @101 ....... 10,000 8,527
City of Santa Fe Revenue
Series A , 5 .00% , 5/15/34 , Continuously Callable @103 ........................ 625 641
Series A , 5 .00% , 5/15/39 , Continuously Callable @103 ........................ 480 490
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/39 ,
Continuously Callable @102 ........................................... 1,075 1,041
Village of Los Ranchos de Albuquerque Revenue
4 .00% , 9/1/35 , Continuously Callable @100 ............................... 300 304
4 .00% , 9/1/40 , Continuously Callable @100 ............................... 1,200 1,177
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation
4 .00% , 5/1/33 , Continuously Callable @103 (c) ............................. 600 586
4 .25% , 5/1/40 , Continuously Callable @103 (c) ............................. 1,000 982
13,748
New York (5.7%):
Allegany County Capital Resource Corp. Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,390 1,367
Series A , 5 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,500 1,495
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 1,925 1,874
Build NYC Resource Corp. Revenue
4 .50% , 6/15/43 , Continuously Callable @100 ............................... 700 702
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 500 514
Series A , 6 .75% , 4/15/43 , Continuously Callable @100 (c) ...................... 1,810 2,024
City of Dunkirk, GO , 7 .50% , 7/24/25 (c) ....................................... 5,731 5,795
City of Long Beach, GO
Series B , 5 .00% , 9/27/24 ............................................. 4,674 4,677
Series C , 5 .25% , 9/27/24 ............................................. 2,000 2,002
Hudson Yards Infrastructure Corp. Revenue , Series A , 5 .00% , 2/15/38 , Continuously Callable
@100 ........................................................... 2,500 2,636
Metropolitan Transportation Authority Revenue
Series C-1 , 5 .00% , 11/15/29 , Continuously Callable @100 ..................... 7,030 7,533
Series C-1 , 4 .00% , 11/15/32 , Continuously Callable @100 ..................... 9,300 9,485
Series C-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 6,295 6,408
Series C-1 , 4 .00% , 11/15/35 , Continuously Callable @100 ..................... 9,040 9,146
Series C-1 , 5 .00% , 11/15/36 , Continuously Callable @100 ..................... 3,705 3,810
Series D-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 2,000 2,036
Series F , 5 .00% , 11/15/34 , Continuously Callable @100 ....................... 2,000 2,036
Series F , 5 .00% , 11/15/35 , Continuously Callable @100 ....................... 3,000 3,054
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series 2 , 4 .36% ( SOFR + 80 bps ) , 11/1/32 , (Put Date 4/1/26) (a) (b) ................. 3,000 3,015
Series A-1 , 4 .00% , 11/15/41 , Continuously Callable @100 ..................... 9,820 9,982
Monroe County Industrial Development Corp. Revenue
4 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,200 1,176
4 .00% , 12/1/39 , Continuously Callable @100 ............................... 1,200 1,174
Nassau County Local Economic Assistance Corp. Revenue , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,050
New York City Transitional Finance Authority Future Tax Secured Revenue , 4 .00% , 11/1/38 ,
Continuously Callable @100 ........................................... 1,250 1,272
New York Liberty Development Corp. Revenue
2 .63% , 9/15/69 , Continuously Callable @100 ............................... 3,350 3,125
Series A , 2 .10% , 11/15/32 , Continuously Callable @100 ....................... 6,730 5,931
Series A , 2 .20% , 11/15/33 , Continuously Callable @100 ....................... 9,000 7,866
New York State Dormitory Authority Revenue
5 .00% , 12/1/35 , Continuously Callable @100 (c) ............................. 600 582
6 .00% , 7/1/40 , Continuously Callable @100 (c) ............................. 3,380 3,076
Series A , 5 .00% , 5/1/25 , Continuously Callable @100 ......................... 1,175 1,181

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A , 5 .00% , 5/1/26 , Continuously Callable @100 ......................... $ 980 $ 985
Series A , 4 .00% , 9/1/36 , Continuously Callable @100 ......................... 500 493
Series A , 4 .00% , 9/1/37 , Continuously Callable @100 ......................... 350 343
Series A , 4 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,250 1,223
Series A , 4 .00% , 9/1/40 , Continuously Callable @100 ......................... 750 720
Series A , 4 .00% , 3/15/41 , Continuously Callable @100 ........................ 21,605 21,728
Series A-1 , 4 .00% , 7/1/40 , Continuously Callable @100 ....................... 4,535 4,617
Series B , 5 .00% , 2/15/32 , Pre-refunded 2/15/25 @ 100 ........................ 5 5
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 10/1/27 , Continuously Callable @100 ........................ 1,000 1,002
Series A , 5 .00% , 10/1/28 , Continuously Callable @100 ........................ 1,000 1,002
Series A , 5 .00% , 10/1/29 , Continuously Callable @100 ........................ 1,300 1,302
New York State Urban Development Corp. Revenue
Series A , 4 .00% , 3/15/39 , Continuously Callable @100 ........................ 5,000 5,114
Series E-2 , 4 .00% , 3/15/39 , Continuously Callable @100 ...................... 5,785 5,925
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty Corp.) ,
4 .25% , 6/30/42 , Continuously Callable @100 ............................... 4,565 4,556
Niagara Falls City School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.) , 5 .00% , 6/15/25 , Continuously Callable @100 ................. 1,670 1,672
Onondaga Civic Development Corp. Revenue , 5 .13% , 8/1/44 , Continuously Callable @100 .. 500 512
Saratoga County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/28 , Continuously
Callable @100 ..................................................... 790 791
Town of Oyster Bay, GO
4 .00% , 2/15/25 .................................................... 9,750 9,817
4 .00% , 2/15/26 .................................................... 3,000 3,070
Village of Johnson City, GO , Series C , 5 .25% , 9/27/24 ............................ 7,361 7,367
Village of Washingtonville, GO , 7 .25% , 10/4/24 ................................. 1,000 1,003
Westchester County Local Development Corp. Revenue , 5 .00% , 7/1/38 , Continuously Callable
@100 ........................................................... 750 823
180,094
North Carolina (0.6%):
North Carolina Medical Care Commission Revenue
5 .00% , 10/1/25 .................................................... 635 642
5 .00% , 10/1/30 , Continuously Callable @100 ............................... 1,850 1,852
5 .00% , 10/1/40 , Continuously Callable @103 ............................... 1,050 1,096
4 .50% , 12/1/44 , Continuously Callable @100 ............................... 8,000 8,070
5 .00% , 10/1/45 , Continuously Callable @103 ............................... 1,000 1,002
Series A , 4 .00% , 9/1/40 , Continuously Callable @100 ......................... 3,050 2,760
Series A , 4 .00% , 10/1/40 , Continuously Callable @103 ........................ 600 583
Series A , 5 .00% , 10/1/45 , Continuously Callable @103 ........................ 1,800 1,867
17,872
North Dakota (0.4%):
City of Grand Forks Revenue
4 .00% , 12/1/36 , Continuously Callable @100 ............................... 2,475 2,425
4 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,100 1,068
4 .00% , 12/1/40 , Continuously Callable @100 ............................... 1,700 1,627
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 1,750 1,663
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 350 378
Series A , 5 .00% , 12/1/43 , Continuously Callable @100 ........................ 695 748
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 4,500 4,473
12,382
Ohio (3.0%):
Akron Bath Copley Joint Township Hospital District Revenue
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,000 981
4 .00% , 11/15/37 , Continuously Callable @100 .............................. 800 782
4 .00% , 11/15/38 , Continuously Callable @100 .............................. 500 486
City of Centerville Revenue , 5 .25% , 11/1/37 , Continuously Callable @100 .............. 2,250 2,256
County of Allen Hospital Facilities Revenue
4 .00% , 12/1/40 , Continuously Callable @100 ............................... 7,500 7,511
Series A , 4 .00% , 8/1/36 , Continuously Callable @100 ......................... 5,000 5,040
Series A , 4 .00% , 8/1/37 , Continuously Callable @100 ......................... 10,800 10,865
County of Cuyahoga Revenue
4 .00% , 2/15/29 , Continuously Callable @100 ............................... 7,430 7,525

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
5 .00% , 2/15/37 , Continuously Callable @100 ............................... $ 4,000 $ 4,115
County of Hamilton Revenue
5 .00% , 1/1/31 , Continuously Callable @100 ............................... 1,350 1,368
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 1,400 1,414
5 .00% , 9/15/39 , Continuously Callable @100 ............................... 1,375 1,429
5 .00% , 9/15/40 , Continuously Callable @100 ............................... 1,100 1,138
Series A , 5 .50% , 1/1/43 , Continuously Callable @103 ......................... 750 804
County of Hamilton Sales Tax Revenue (INS - AMBAC Assurance Corp.) , Series B ,
12/1/25 (d) ........................................................ 4,365 4,218
County of Hardin Revenue , 5 .25% , 5/1/40 , Continuously Callable @103 ............... 2,000 1,979
County of Montgomery Revenue
3 .00% , 11/15/36 , Continuously Callable @100 .............................. 7,000 6,003
5 .00% , 11/15/37 , Continuously Callable @100 .............................. 2,200 2,305
County of Ross Revenue , 5 .00% , 12/1/44 , Continuously Callable @100 ................ 2,405 2,505
Ohio Higher Educational Facility Commission Revenue
Series C , 5 .00% , 5/1/31 , Continuously Callable @100 ......................... 1,000 1,012
Series C , 5 .00% , 5/1/33 , Continuously Callable @100 ......................... 500 505
Southeastern Ohio Port Authority Revenue
5 .50% , 12/1/29 , Continuously Callable @100 ............................... 750 752
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 750 742
State of Ohio Revenue
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,260 1,259
4 .00% , 11/15/38 , Continuously Callable @100 .............................. 1,270 1,238
4 .00% , 11/15/40 , Continuously Callable @100 .............................. 655 635
Series A , 5 .00% , 1/15/34 , Continuously Callable @100 ........................ 7,210 7,383
Series A , 5 .00% , 1/15/35 , Continuously Callable @100 ........................ 6,000 6,144
Series A , 5 .00% , 1/15/36 , Continuously Callable @100 ........................ 3,070 3,141
Series A , 4 .00% , 1/15/38 , Continuously Callable @100 ........................ 1,000 1,000
Series A , 4 .00% , 1/15/40 , Continuously Callable @100 ........................ 1,800 1,766
Summit County Development Finance Authority Revenue , 5 .50% , 12/1/43 , Continuously
Callable @100 ..................................................... 1,500 1,629
Village of Bluffton Revenue
5 .00% , 12/1/31 , Continuously Callable @100 ............................... 1,500 1,588
4 .00% , 12/1/32 , Continuously Callable @100 ............................... 1,500 1,511
4 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,600 1,607
4 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,795 1,797
96,433
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue , Series B , 5 .00% , 8/15/33 , Continuously
Callable @100 ..................................................... 4,100 4,230
Pontotoc County Educational Facilities Authority Revenue , 4 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 2,000 1,831
Tulsa County Industrial Authority Revenue
5 .00% , 11/15/28 , Continuously Callable @102 .............................. 940 970
5 .00% , 11/15/30 , Continuously Callable @102 .............................. 1,780 1,836
8,867
Oregon (0.2%):
Clackamas County Hospital Facility Authority Revenue
Series A , 5 .00% , 11/15/32 , Continuously Callable @102 ....................... 1,000 1,029
Series A , 5 .00% , 11/15/37 , Continuously Callable @102 ....................... 500 517
Oregon State Facilities Authority Revenue
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 275 295
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 1,750 1,849
Port of Portland Airport Revenue AMT , Series 30A , 5 .25% , 7/1/49 , Continuously Callable
@100 ........................................................... 1,500 1,621
Salem Hospital Facility Authority Revenue , 4 .00% , 5/15/40 , Continuously Callable @103 ... 800 724
6,035
Pennsylvania (8.0%):
Allegheny County Hospital Development Authority Revenue
Series A , 5 .00% , 4/1/35 , Continuously Callable @100 ......................... 7,315 7,725
Series A , 5 .00% , 4/1/36 , Continuously Callable @100 ......................... 8,000 8,427
Series A , 4 .00% , 7/15/38 , Continuously Callable @100 ........................ 1,500 1,507
Series A , 4 .00% , 7/15/39 , Continuously Callable @100 ........................ 3,495 3,513

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 12/1/33 , Continuously Callable @100 ............................... $ 1,500 $ 1,516
4 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,475 1,485
Allentown Commercial and IDA Revenue , 5 .75% , 6/15/43 , Continuously Callable @100 ... 600 656
Berks County IDA Revenue
4 .00% , 11/1/33 , Continuously Callable @100 ............................... 1,300 943
5 .00% , 11/1/34 , Continuously Callable @100 ............................... 2,000 1,450
5 .00% , 11/1/35 , Continuously Callable @100 ............................... 3,000 2,175
Bucks County IDA Revenue
5 .00% , 10/1/30 , Continuously Callable @103 ............................... 325 335
5 .00% , 10/1/31 , Continuously Callable @103 ............................... 450 463
5 .00% , 10/1/37 , Continuously Callable @103 ............................... 2,260 2,291
Butler County Hospital Authority Revenue , 5 .00% , 7/1/35 , Continuously Callable @100 .... 1,885 1,886
Chester County IDA Revenue
5 .00% , 10/1/34 , Continuously Callable @100 ............................... 1,000 1,000
5 .63% , 10/15/42 , Continuously Callable @100 (c) ............................ 8,875 9,164
Series A , 5 .13% , 10/15/37 , Continuously Callable @100 ....................... 2,750 2,766
Clairton Municipal Authority Revenue , Series B , 4 .38% , 12/1/42 , Continuously Callable @100 2,250 2,215
Commonwealth Financing Authority Revenue , Series A , 5 .00% , 6/1/34 , Continuously Callable
@100 ........................................................... 5,000 5,060
Commonwealth of Pennsylvania Certificate of Participation
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,350 1,422
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 750 788
Series A , 5 .00% , 7/1/37 , Continuously Callable @100 ......................... 800 837
County of Beaver, GO (INS - Build America Mutual Assurance Co.) , 4 .00% , 4/15/30 ,
Continuously Callable @100 ........................................... 4,490 4,616
County of Lehigh Revenue
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 2,000 2,012
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 2,000 2,013
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 2,000 2,007
County of Luzerne, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% , 11/15/29 ,
Continuously Callable @100 ........................................... 5,000 5,099
Cumberland County Municipal Authority Revenue
4 .00% , 11/1/36 , Continuously Callable @100 ............................... 1,250 1,254
4 .00% , 11/1/37 , Continuously Callable @100 ............................... 2,130 2,132
Dauphin County General Authority Revenue
Series A , 4 .00% , 6/1/30 , Continuously Callable @100 ......................... 2,000 2,028
Series A , 4 .00% , 6/1/31 , Continuously Callable @100 ......................... 1,000 1,018
Delaware County Authority Revenue
5 .00% , 10/1/30 .................................................... 1,200 1,249
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 2,220 2,328
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 2,250 2,344
Delaware River Joint Toll Bridge Commission Revenue , 5 .00% , 7/1/34 , Continuously Callable
@100 ........................................................... 3,000 3,149
Lancaster Higher Education Authority Revenue , Series A , 5 .00% , 10/1/42 , Continuously
Callable @100 ..................................................... 3,360 3,450
Lancaster Municipal Authority Revenue , Series A , 5 .00% , 5/1/44 , Continuously Callable @103 1,200 1,257
Latrobe IDA Revenue
4 .00% , 3/1/40 , Continuously Callable @100 ............................... 250 230
4 .00% , 3/1/41 , Continuously Callable @100 ............................... 250 225
4 .00% , 3/1/46 , Continuously Callable @100 ............................... 750 628
Lehigh County General Purpose Authority Revenue
5 .00% , 2/1/43 , Continuously Callable @100 ............................... 1,520 1,606
5 .00% , 2/1/44 , Continuously Callable @100 ............................... 2,000 2,106
Montgomery County Higher Education & Health Authority Revenue
5 .00% , 9/1/34 , Continuously Callable @100 ............................... 1,750 1,840
5 .00% , 9/1/35 , Continuously Callable @100 ............................... 1,850 1,940
4 .00% , 9/1/36 , Continuously Callable @100 ............................... 1,100 1,104
4 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,000 1,003
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,750 1,827
4 .00% , 9/1/38 , Continuously Callable @100 ............................... 900 900
4 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 994
Montgomery County IDA Revenue , Series A , 4 .10% , 4/1/53 , (Put Date 4/3/28) (a) ......... 5,000 5,178

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Montour School District, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 4/1/33 , Continuously Callable @100 ......................... $ 1,000 $ 1,018
Series B , 5 .00% , 4/1/34 , Continuously Callable @100 ......................... 1,500 1,525
Series B , 5 .00% , 4/1/35 , Continuously Callable @100 ......................... 1,500 1,525
Northeastern Pennsylvania Hospital and Education Authority Revenue , Series A , 5 .00% ,
3/1/37 , Continuously Callable @100 ..................................... 1,525 1,547
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/33 , Continuously Callable @103 ............................... 1,750 1,769
4 .00% , 7/1/41 , Continuously Callable @103 ............................... 1,050 1,021
Series A-2 , 4 .00% , 5/15/43 , Continuously Callable @100 ...................... 1,125 1,113
Series B-2 , 5 .00% , 7/1/42 , Continuously Callable @103 ....................... 3,000 3,153
Pennsylvania Higher Educational Facilities Authority Revenue , Series A , 5 .25% , 7/15/25 ,
Continuously Callable @100 ........................................... 1,730 1,731
Pennsylvania Housing Finance Agency Revenue
Series -145A , 4 .60% , 10/1/44 , Continuously Callable @100 .................... 3,000 3,012
Series -146A , 4 .50% , 10/1/44 , Continuously Callable @100 .................... 3,000 2,982
Pennsylvania Turnpike Commission Revenue
5 .00% , 6/1/36 , Continuously Callable @100 ............................... 8,255 8,418
5 .00% , 12/1/41 , Continuously Callable @100 ............................... 2,000 2,182
5 .00% , 12/1/43 , Continuously Callable @100 ............................... 1,675 1,808
Series B , 4 .00% , 6/1/34 , Continuously Callable @100 ......................... 20,000 20,157
Series B , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 2,000 2,043
Series B , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 2,000 2,044
Philadelphia IDA Revenue
5 .00% , 5/1/35 , Continuously Callable @100 ............................... 750 795
5 .00% , 5/1/38 , Continuously Callable @100 ............................... 2,500 2,638
5 .00% , 6/15/40 , Continuously Callable @100 (c) ............................. 900 910
5 .50% , 6/15/43 , Continuously Callable @100 (c) ............................. 1,750 1,814
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 9/1/35 , Continuously Callable @100 ......................... 300 309
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 2,000 2,074
5 .00% , 3/1/37 , Continuously Callable @100 ............................... 1,500 1,553
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,000 1,057
Series E , 5 .00% , 12/1/33 , Continuously Callable @100 ........................ 1,600 1,690
Series E , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 750 788
State Public School Building Authority Revenue , Series A , 5 .00% , 6/1/29 , Continuously
Callable @100 ..................................................... 10,000 10,408
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 6,100 6,331
Series A , 4 .00% , 12/1/31 , Continuously Callable @100 ........................ 13,085 13,260
The Berks County Municipal Authority Revenue , Series B , 5 .00% , 2/1/40 , (Put Date 2/1/30) (a) 3,300 2,393
The School District of Philadelphia, GO
Series A , 5 .00% , 9/1/35 , Continuously Callable @100 ......................... 1,000 1,060
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 1,000 1,057
Series A , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,053
Series A , 4 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,700 1,713
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,600 1,621
Series F , 5 .00% , 9/1/31 , Continuously Callable @100 ......................... 9,895 10,216
Series F , 5 .00% , 9/1/32 , Continuously Callable @100 ......................... 5,000 5,159
Series F , 5 .00% , 9/1/33 , Continuously Callable @100 ......................... 4,000 4,124
Series F , 5 .00% , 9/1/34 , Continuously Callable @100 ......................... 5,100 5,252
The School District of the City of Erie, GO (INS - Assured Guaranty Municipal Corp.) , Series
A , 4 .00% , 4/1/33 , Continuously Callable @100 ............................. 1,150 1,180
Westmoreland County IDA Revenue , Series A , 4 .00% , 7/1/37 , Continuously Callable @100 . 1,400 1,348
Wilkes-Barre Finance Authority Revenue , 4 .00% , 3/1/42 , Continuously Callable @100 ..... 2,600 2,254
252,266
Rhode Island (0.6%):
Rhode Island Health and Educational Building Corp. Revenue
5 .00% , 5/15/40 , Continuously Callable @100 ............................... 575 627
5 .00% , 5/15/41 , Continuously Callable @100 ............................... 625 677
5 .00% , 5/15/42 , Continuously Callable @100 ............................... 750 809

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
5 .00% , 5/15/43 , Continuously Callable @100 ............................... $ 675 $ 724
5 .00% , 5/15/44 , Continuously Callable @100 ............................... 750 801
Rhode Island Housing & Mortgage Finance Corp. Revenue , 4 .60% , 10/1/44 , Continuously
Callable @100 ..................................................... 3,000 3,039
Rhode Island Turnpike & Bridge Authority Revenue
Series A , 5 .00% , 10/1/33 , Continuously Callable @100 ........................ 1,350 1,388
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 4,345 4,463
Tobacco Settlement Financing Corp. Revenue
Series A , 5 .00% , 6/1/28 , Continuously Callable @100 ......................... 2,000 2,015
Series A , 5 .00% , 6/1/29 , Continuously Callable @100 ......................... 2,000 2,015
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 2,500 2,519
19,077
South Carolina (0.8%):
Lexington County Health Services District, Inc. Revenue
4 .00% , 11/1/31 , Continuously Callable @100 ............................... 1,000 1,024
4 .00% , 11/1/32 , Continuously Callable @100 ............................... 1,000 1,023
Patriots Energy Group Financing Agency Revenue , Series A1 , 5 .25% , 10/1/54 , (Put Date
8/1/31) (a) ........................................................ 3,000 3,240
South Carolina Public Service Authority Revenue
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 9,835 10,046
Series A , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 7,000 7,168
Series B , 4 .13% , 12/1/44 , Continuously Callable @100 ........................ 1,880 1,859
24,360
South Dakota (0.0%):(h)
South Dakota Housing Development Authority Revenue , Series C , 4 .70% , 11/1/49 ,
Continuously Callable @100 ........................................... 1,000 1,005
Tennessee (1.5%):
Greeneville Health & Educational Facilities Board Revenue
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 2,710 2,826
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 3,000 3,127
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 3,500 3,640
Knox County Health Educational & Housing Facility Board Revenue
Series A-1 , 5 .00% , 7/1/39 , Continuously Callable @100 ....................... 450 495
Series A-1 , 5 .00% , 7/1/40 , Continuously Callable @100 ....................... 420 459
Series A-1 , 5 .00% , 7/1/41 , Continuously Callable @100 ....................... 825 896
Series A-1 , 5 .00% , 7/1/42 , Continuously Callable @100 ....................... 1,100 1,189
Series A-1 , 5 .00% , 7/1/43 , Continuously Callable @100 ....................... 550 592
Series A-1 , 5 .00% , 7/1/44 , Continuously Callable @100 ....................... 625 669
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue , 5 .00% , 7/1/40 , Continuously Callable @100 ................... 5,500 5,576
New Memphis Arena Public Building Authority Revenue
4/1/32 , Continuously Callable @98 (d) .................................... 875 645
4/1/33 , Continuously Callable @96 (d) .................................... 625 453
4/1/34 , Continuously Callable @94 (d) .................................... 875 595
4/1/35 , Continuously Callable @92 (d) .................................... 875 567
Shelby County Health & Educational Facilities Board Revenue , Series A1 , 5 .00% , 6/1/44 ,
Continuously Callable @100 (c) ......................................... 1,000 1,014
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (a) .............. 12,500 13,666
Tennessee Energy Acquisition Corp. Revenue , Series A-1 , 5 .00% , 5/1/53 , (Put Date 5/1/28) (a) 10,000 10,451
46,860
Texas (10.5%):
Arlington Higher Education Finance Corp. Revenue , 4 .88% , 6/15/56 , (Put Date 6/15/26) (a) (c) 2,000 2,011
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund) ,
4 .00% , 2/15/44 .................................................... 10,000 9,895
Austin Convention Enterprises, Inc. Revenue , Series A , 5 .00% , 1/1/34 , Continuously Callable
@100 ........................................................... 1,105 1,118
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5 .00% , 12/1/25 .................................................... 2,740 2,752
5 .00% , 12/1/27 , Continuously Callable @100 ............................... 2,990 3,001
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,640 1,645
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,600 1,603
5 .00% , 12/1/30 , Continuously Callable @100 ............................... 1,700 1,702

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
5 .25% , 12/1/35 , Continuously Callable @100 ............................... $ 5,150 $ 5,162
Central Texas Regional Mobility Authority Revenue , 1/1/26 (d) ...................... 2,535 2,439
Central Texas Turnpike System Revenue
Series C , 5 .00% , 8/15/33 , Continuously Callable @100 ........................ 10,000 10,036
Series C , 5 .00% , 8/15/34 , Continuously Callable @100 ........................ 8,500 8,531
City of Arlington Special Tax Revenue (INS - Build America Mutual Assurance Co.)
Series C , 5 .00% , 2/15/34 , Continuously Callable @100 ........................ 1,500 1,600
Series C , 5 .00% , 2/15/35 , Continuously Callable @100 ........................ 1,500 1,597
Series C , 5 .00% , 2/15/36 , Continuously Callable @100 ........................ 3,100 3,291
Series C , 5 .00% , 2/15/37 , Continuously Callable @100 ........................ 3,305 3,500
Series C , 5 .00% , 2/15/38 , Continuously Callable @100 ........................ 4,380 4,625
City of Corpus Christi Utility System Revenue
4 .00% , 7/15/32 , Continuously Callable @100 ............................... 1,800 1,827
4 .00% , 7/15/33 , Continuously Callable @100 ............................... 1,100 1,115
4 .00% , 7/15/34 , Continuously Callable @100 ............................... 1,050 1,060
4 .00% , 7/15/35 , Continuously Callable @100 ............................... 1,000 1,006
City of Galveston Wharves & Terminal Revenue AMT , Series A , 5 .50% , 8/1/41 , Continuously
Callable @100 ..................................................... 500 545
City of Houston Hotel Occupancy Tax & Special Revenue
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 2,300 2,303
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 9/1/32 , Continuously Callable @100 ............................... 5,615 5,621
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 5,345 5,350
5 .00% , 9/1/34 , Continuously Callable @100 ............................... 2,150 2,152
5 .00% , 9/1/35 , Continuously Callable @100 ............................... 1,575 1,576
City of Laredo Waterworks & Sewer System Revenue
4 .00% , 3/1/32 , Continuously Callable @100 ............................... 740 749
4 .00% , 3/1/33 , Continuously Callable @100 ............................... 1,000 1,009
4 .00% , 3/1/34 , Continuously Callable @100 ............................... 1,000 1,005
4 .00% , 3/1/36 , Continuously Callable @100 ............................... 1,500 1,501
Clifton Higher Education Finance Corp. Revenue
Series A , 4 .00% , 8/15/38 , Continuously Callable @100 ........................ 1,085 1,089
Series A , 4 .00% , 8/15/39 , Continuously Callable @100 ........................ 1,130 1,128
Series A , 4 .00% , 8/15/40 , Continuously Callable @100 ........................ 1,180 1,163
Series A , 4 .00% , 8/15/41 , Continuously Callable @100 ........................ 1,225 1,196
Series A , 4 .00% , 8/15/42 , Continuously Callable @100 ........................ 1,035 1,003
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 8/15/33 , Continuously Callable @100 ............................... 2,130 2,181
4 .00% , 8/15/34 , Continuously Callable @100 ............................... 2,275 2,321
4 .00% , 8/15/35 , Continuously Callable @100 ............................... 2,375 2,417
4 .00% , 8/15/36 , Continuously Callable @100 ............................... 3,710 3,764
4 .00% , 8/15/37 , Continuously Callable @100 ............................... 3,860 3,907
4 .00% , 8/15/38 , Continuously Callable @100 ............................... 4,015 4,053
4 .00% , 8/15/39 , Continuously Callable @100 ............................... 4,305 4,331
Series A , 4 .00% , 8/15/32 , Continuously Callable @100 ........................ 1,300 1,311
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/28 ,
Continuously Callable @100 ........................................... 1,150 1,143
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance
Co.)
5 .00% , 3/1/30 , Continuously Callable @100 ............................... 750 756
5 .00% , 3/1/31 , Continuously Callable @100 ............................... 2,030 2,045
5 .00% , 3/1/32 , Continuously Callable @100 ............................... 2,500 2,517
Karnes County Hospital District Revenue
5 .00% , 2/1/29 , Continuously Callable @100 ............................... 4,000 –
5 .00% , 2/1/34 , Continuously Callable @100 ............................... 4,000 –
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America
Mutual Assurance Co.)
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 1,215 1,236
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,380 1,404
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 2,000 2,035
5 .00% , 9/1/32 , Continuously Callable @100 ............................... 1,500 1,526
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 2,680 2,727

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Matagorda County Navigation District No. 1 Revenue , Series B-2 , 4 .00% , 6/1/30 ,
Continuously Callable @100 ........................................... $ 5,405 $ 5,406
Mesquite Health Facilities Development Corp. Revenue
0.00%, 2/15/26 (g) .................................................. 1,049 12
0.00%, 2/15/35 , Continuously Callable @100 (g) ............................ 364 4
New Hope Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/1/31 , Continuously Callable @102 ............................... 1,000 1,021
4 .00% , 11/1/36 , Continuously Callable @102 ............................... 1,475 1,475
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 (g) ...................... 7,500 7,319
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 (g) ...................... 9,000 8,778
Newark Higher Education Finance Corp. Revenue
4 .00% , 4/1/32 , Continuously Callable @100 ............................... 1,635 1,647
4 .00% , 4/1/33 , Continuously Callable @100 ............................... 2,000 2,009
4 .00% , 4/1/34 , Continuously Callable @100 ............................... 4,470 4,473
4 .00% , 4/1/35 , Continuously Callable @100 ............................... 1,650 1,651
4 .00% , 4/1/36 , Continuously Callable @100 ............................... 2,150 2,151
North East Texas Regional Mobility Authority Revenue
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 7,000 7,121
Series B , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... 5,485 5,568
North Texas Tollway Authority Revenue
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 1,515 1,552
Series A , 4 .00% , 1/1/43 , Continuously Callable @100 ......................... 14,120 13,846
Series A , 4 .00% , 1/1/44 , Continuously Callable @100 ......................... 1,085 1,078
Series B , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 7,500 7,541
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.) , 1/1/29 (d) ....... 20,000 17,516
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B , 4 .00% , 1/1/35 , Continuously Callable @100 ......................... 2,000 2,015
Series B , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 1,695 1,705
Permanent University Fund - University of Texas System Revenue
Series B , 5 .00% , 7/1/32 , Continuously Callable @100 ......................... 2,230 2,264
Series B , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 3,250 3,299
Series B , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 2,500 2,536
Port of Port Arthur Navigation District Revenue
Series A , 2 .85% , 4/1/40 , Continuously Callable @100 (f) ....................... 22,815 22,815
Series B , 2 .85% , 4/1/40 , Continuously Callable @100 (f) ....................... 9,400 9,400
Series C , 2 .90% , 4/1/40 , Continuously Callable @100 (f) ....................... 7,200 7,200
San Antonio Education Facilities Corp. Revenue
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 700 654
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 1,000 881
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 895 777
San Antonio Housing Trust Finance Corp. Revenue (NBGA - Federal Home Loan Mortgage
Corp.) , 3 .50% , 4/1/43 , (Put Date 10/1/28) (a) ................................ 14,935 14,942
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/30 , Continuously Callable @100 .............................. 2,145 2,211
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 2,250 2,315
5 .00% , 11/15/32 , Continuously Callable @100 .............................. 2,365 2,431
5 .00% , 11/15/37 , Continuously Callable @100 .............................. 2,175 2,209
5 .00% , 10/1/44 , Continuously Callable @103 ............................... 1,200 1,279
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/30 .......... 9,835 10,592
Texas Private Activity Bond Surface Transportation Corp. Revenue
4 .00% , 6/30/38 , Continuously Callable @100 ............................... 3,300 3,310
4 .00% , 12/31/38 , Continuously Callable @100 .............................. 3,850 3,854
4 .00% , 6/30/39 , Continuously Callable @100 ............................... 2,150 2,145
Town of Trophy Club Public Improvement District No. 1 Special Assessment (INS - Assured
Guaranty Municipal Corp.) , 5 .00% , 6/1/33 , Continuously Callable @100 ........... 6,960 7,045
333,628
Utah (0.1%):
Military Installation Development Authority Revenue
Series A-1 , 4 .00% , 6/1/36 , Continuously Callable @103 ....................... 1,045 985
Series A-1 , 4 .00% , 6/1/41 , Continuously Callable @103 ....................... 1,000 909
1,894

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Vermont (0.4%):
Vermont Economic Development Authority Revenue
4 .00% , 5/1/37 , Continuously Callable @103 ............................... $ 4,190 $ 4,106
Series B , 4 .00% , 5/1/33 , Continuously Callable @103 ......................... 3,950 3,937
Vermont Educational & Health Buildings Financing Agency Revenue
5 .75% , 10/1/43 , Continuously Callable @100 (c) ............................. 3,000 3,025
Series A , 5 .00% , 12/1/36 , Continuously Callable @100 ........................ 2,500 2,544
13,612
Virgin Islands (0.2%):
Virgin Islands Public Finance Authority Revenue , 5 .00% , 9/1/30 , Continuously Callable
@100 (c) ......................................................... 6,500 6,571
Virginia (0.8%):
Chesapeake Hospital Authority Revenue
4 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,175 1,178
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,205 1,207
Stafford County Economic Development Authority Revenue
5 .00% , 6/15/33 , Continuously Callable @100 ............................... 750 770
5 .00% , 6/15/34 , Continuously Callable @100 ............................... 2,620 2,686
5 .00% , 6/15/35 , Continuously Callable @100 ............................... 1,930 1,978
Virginia College Building Authority Revenue , 4 .00% , 2/1/36 , Continuously Callable @100 .. 3,000 3,028
Virginia Small Business Financing Authority Revenue
Series A , 4 .00% , 1/1/37 , Continuously Callable @103 ......................... 500 493
Series A , 4 .00% , 1/1/38 , Continuously Callable @103 ......................... 6,000 5,870
Series A , 4 .00% , 1/1/39 , Continuously Callable @103 ......................... 7,000 6,798
24,008
Washington (1.1%):
King County Public Hospital District No. 2, GO , 5 .25% , 12/1/45 , Continuously Callable @100 2,500 2,692
Port of Seattle Revenue AMT , Series B , 5 .25% , 7/1/49 , Continuously Callable @100 ...... 4,000 4,307
Skagit County Public Hospital District No. 1 Revenue
5 .50% , 12/1/38 , Continuously Callable @100 ............................... 300 332
5 .50% , 12/1/39 , Continuously Callable @100 ............................... 500 553
5 .50% , 12/1/40 , Continuously Callable @100 ............................... 500 551
5 .50% , 12/1/41 , Continuously Callable @100 ............................... 325 356
5 .50% , 12/1/42 , Continuously Callable @100 ............................... 300 328
5 .50% , 12/1/43 , Continuously Callable @100 ............................... 500 544
5 .50% , 12/1/44 , Continuously Callable @100 ............................... 450 488
Washington Health Care Facilities Authority Revenue
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 2,355 2,403
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 1,775 1,832
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 2,250 2,293
5 .00% , 8/15/36 , Continuously Callable @100 ............................... 2,500 2,575
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 3,125 2,930
5 .00% , 8/15/37 , Continuously Callable @100 ............................... 2,400 2,470
4 .00% , 12/1/45 , Continuously Callable @100 (c) ............................. 2,080 1,931
Washington State Housing Finance Commission Revenue
5 .88% , 7/1/43 , Continuously Callable @103 (c) ............................. 1,000 1,108
Series A , 5 .00% , 7/1/38 , Continuously Callable @103 ......................... 1,590 1,723
Series A , 5 .00% , 7/1/43 , Continuously Callable @103 ......................... 3,225 3,422
Series A-1 , 3 .50% , 12/20/35 ........................................... 2,572 2,436
35,274
West Virginia (0.8%):
West Virginia Hospital Finance Authority Revenue
5 .00% , 1/1/35 , Continuously Callable @100 ............................... 2,920 3,012
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 2,065 2,130
5 .00% , 9/1/38 , Continuously Callable @100 ............................... 2,000 2,105
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,050
Series A , 5 .00% , 6/1/33 , Continuously Callable @100 ......................... 1,850 1,935
Series A , 5 .00% , 6/1/34 , Continuously Callable @100 ......................... 2,970 3,100
Series A , 5 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,405 2,504
Series A , 4 .13% , 6/1/42 , Continuously Callable @100 ......................... 5,000 5,061
Series B , 5 .75% , 9/1/43 , Continuously Callable @100 ......................... 4,000 4,582
25,479

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Wisconsin (1.8%):
Public Finance Authority Revenue
3 .00% , 4/1/25 (c) ................................................... $ 5 $ 5
3 .00% , 4/1/25 (c) ................................................... 115 115
4 .00% , 3/1/29 (c) ................................................... 890 856
4 .00% , 6/15/29 , Continuously Callable @100 (c) ............................. 195 191
4 .00% , 9/1/29 , Continuously Callable @103 (c) ............................. 1,250 1,243
4 .00% , 3/1/30 (c) ................................................... 950 903
4 .00% , 3/1/34 , Continuously Callable @100 (c) ............................. 3,520 3,209
5 .00% , 4/1/35 , Continuously Callable @100 ............................... 785 833
5 .25% , 5/15/37 , Continuously Callable @102 (c) ............................. 1,000 1,013
5 .00% , 6/15/39 , Continuously Callable @100 (c) ............................. 410 411
5 .00% , 9/1/39 , Continuously Callable @103 (c) ............................. 2,230 2,303
5 .00% , 1/1/40 , Continuously Callable @100 ............................... 3,500 3,611
5 .00% , 4/1/40 , Pre-refunded 4/1/30 @ 100 (c) ............................... 95 107
5 .00% , 4/1/40 , Continuously Callable @100 (c) ............................. 1,080 1,123
4 .00% , 1/1/42 , Continuously Callable @103 ............................... 1,150 1,062
4 .00% , 4/1/42 , Continuously Callable @100 (c) ............................. 900 869
5 .00% , 4/1/43 , Continuously Callable @100 ............................... 4,185 4,349
6 .63% , 7/1/43 , Continuously Callable @100 (c) ............................. 485 512
5 .00% , 1/1/45 , Continuously Callable @100 ............................... 3,275 3,332
Series A , 5 .25% , 10/1/38 , Continuously Callable @100 ........................ 3,250 3,276
Series A , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 770 726
Series A , 5 .00% , 11/15/41 , Continuously Callable @103 ....................... 4,680 4,880
Series A , 5 .50% , 7/1/43 , Continuously Callable @100 (c) ....................... 2,000 2,181
Series A , 6 .38% , 7/1/43 , Continuously Callable @103 (c) ....................... 300 320
Series A-1 , 4 .00% , 7/1/41 , Continuously Callable @100 (c) ..................... 675 632
Series D , 4 .05% , 11/1/30 , Continuously Callable @100 ........................ 1,500 1,511
University of Wisconsin Hospitals & Clinics Revenue , Series A , 4 .00% , 4/1/44 , Continuously
Callable @100 ..................................................... 1,300 1,294
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/27 ..................................................... 360 355
4 .00% , 1/1/28 , Continuously Callable @103 ............................... 370 361
4 .00% , 1/1/29 , Continuously Callable @103 ............................... 390 376
4 .00% , 1/1/30 , Continuously Callable @103 ............................... 405 386
5 .00% , 8/15/34 , Continuously Callable @100 ............................... 1,000 1,004
4 .00% , 1/1/37 , Continuously Callable @103 ............................... 1,460 1,312
4 .00% , 3/15/40 , Continuously Callable @100 ............................... 750 722
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 850 674
Series A , 4 .00% , 11/15/36 , Continuously Callable @100 ....................... 9,830 9,837
Series B , 4 .00% , 9/15/36 , Continuously Callable @103 ........................ 530 510
Series B , 4 .00% , 9/15/41 , Continuously Callable @103 ........................ 510 461
Wisconsin Health & Educational Facilities Authority Revenue (INS - Assured Guaranty Corp.)
4 .00% , 2/15/35 , Continuously Callable @100 ............................... 500 502
4 .00% , 2/15/37 , Continuously Callable @100 ............................... 1,000 1,000
58,367
Total Municipal Bonds (Cost $3,195,278)
a
a
a
3,147,489
Total Investments (Cost $3,195,278) — 99.4% 3,147,489
Other assets in excess of liabilities — 0.6% 18,722
NET ASSETS - 100.00% $ 3,166,211
(a) Put Bond.
(b) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2024.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2024, the fair value of these securities was
$147,054 (thousands) and amounted to 4.6% of net assets.
(d) Zero-coupon bond.
(e) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(f) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
(h) Amount represents less than 0.05% of net assets.

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
AMBAC
—
American Municipal Bond Assurance Corporation
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
August 31, 2024

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Tax Exempt
Intermediate-Term
Fund
Assets:
Investments, at value (Cost $3,195,278) $ 3,147,489
Cash 7,732
Receivables:
Interest 35,686
Capital shares issued 1,894
From Adviser 84
Prepaid expenses 86
Total Assets 3,192,971
Liabilities:
Payables:
Distributions 413
Investments purchased 21,431
Capital shares redeemed 3,554
Accrued expenses and other payables:
Investment advisory fees 748
Administration fees 376
Custodian fees 4
Transfer agent fees 156
Compliance fees 2
Trustees' fees — (a)
12b-1 fees 3
Other accrued expenses 73
Total Liabilities 26,760
Commitments and contingencies (Note 4 )
Net Assets:
Capital 3,381,057
Total accumulated earnings (loss) (214,846)
Net Assets $ 3,166,211
Net Assets:
Fund Shares $ 2,551,234
Institutional Shares 587,819
Class A 27,158
Total $ 3,166,211
Shares (unlimited number of shares authorized with no par value):
Fund Shares 201,554
Institutional Shares 46,453
Class A 2,146
Total 250,153
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 12 .66
Institutional Shares 12 .65
Class A 12 .66
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 12 .95
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Tax Exempt
Intermediate-Term
Fund
Investment Income:
Interest $ 59,310
Total Income 59,310
Expenses:
Investment advisory fees 4,433
Administration fees — Fund Shares 1,905
Administration fees — Institutional Shares 303
Administration fees — Class A 18
Sub-Administration fees 15
12b-1 fees — Class A 30
Custodian fees 66
Transfer agent fees — Fund Shares 458
Transfer agent fees — Institutional Shares 316
Transfer agent fees — Class A 13
Trustees' fees 23
Compliance fees 14
Legal and audit fees 34
State registration and filing fees 76
Other expenses 123
Total Expenses 7,827
Less fees paid indirectly (63)
Expenses waived/reimbursed by Adviser (250)
Net Expenses 7,514
Net Investment Income (Loss) 51,796
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (108)
Net change in unrealized appreciation/depreciation on investment securities 23,313
Net realized/unrealized gains (losses) on investments 23,205
Change in net assets resulting from operations $ 75,001

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Intermediate-
Term Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 51,796 $ 117,494
Net realized gains (losses) (108) 4,201
Net change in unrealized appreciation/depreciation 23,313 48,483
Change in net assets resulting from operations 75,001 170,178
Distributions to Shareholders:
Fund Shares (41,434) (94,154)
Institutional Shares (9,994) (23,663)
Class A (370) (732)
Change in net assets resulting from distributions to shareholders (51,798) (118,549)
Change in net assets resulting from capital transactions (57,867) (631,871)
Change in net assets (34,664) (580,242)
Net Assets:
Beginning of period 3,200,875 3,781,117
End of period $ 3,166,211 $ 3,200,875

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Tax Exempt Intermediate-
Term Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 156,249 $ 243,920
Distributions reinvested 36,980 84,021
Cost of shares redeemed (218,563) (790,437)
Total Fund Shares $ (25,334) $ (462,496)
Institutional Shares
Proceeds from shares issued $ 60,411 $ 163,716
Distributions reinvested 9,543 22,332
Cost of shares redeemed (106,041) (353,925)
Total Institutional Shares $ (36,087) $ (167,877)
Class A
Proceeds from shares issued $ 5,609 $ 5,810
Distributions reinvested 335 649
Cost of shares redeemed (2,390) (7,957)
Total Class A $ 3,554 $ (1,498)
Change in net assets resulting from capital transactions $ (57,867) $ (631,871)
Share Transactions:
Fund Shares
Issued 12,428 19,605
Reinvested 2,952 6,787
Redeemed (17,424) (63,751)
Total Fund Shares (2,044) (37,359)
Institutional Shares
Issued 4,819 13,215
Reinvested 762 1,805
Redeemed (8,456) (28,753)
Total Institutional Shares (2,875) (13,733)
Class A
Issued 446 469
Reinvested 27 52
Redeemed (190) (643)
Total Class A 283 (122)
Change in Shares (4,636) (51,214)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
31
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Fund Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of
Period $12.56 $12.36 $13.00 $13.85 $13.33 $13.37 $13.12
Investment Activities:
Net investment income (loss) 0.21(b) 0.41(b) 0.35(b) 0.33(b) 0.37(b) 0.38(b) 0.41
Net realized and unrealized
gains (losses) 0.10 0.20 (0.64) (0.85) 0.52 (0.03) 0.24
Total from Investment
Activities 0.31 0.61 (0.29) (0.52) 0.89 0.35 0.65
Distributions to Shareholders
from:
Net investment income (0.21) (0.41) (0.35) (0.33) (0.37) (0.39) (0.40)
Total Distributions (0.21) (0.41) (0.35) (0.33) (0.37) (0.39) (0.40)
Net Asset Value, End of Period $12.66 $12.56 $12.36 $13.00 $13.85 $13.33 $13.37
Total Return(c)(d) 2.47% 5.04% (2.19)% (3.86)% 6.72% 2.56% 5.06%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.48%(i) 0.49%(i) 0.49% 0.53% 0.50% 0.49% 0.52%
Net Investment Income
(Loss)(e) 3.26% 3.29% 3.10% 2.39% 2.69% 2.82% 3.07%
Gross Expenses(e)(h) 0.49%(i) 0.50%(i) 0.49% 0.53% 0.50% 0.49% 0.52%
Supplemental Data:
Net Assets at end of period
(000's) $2,551,234 $2,557,919 $2,977,555 $3,670,223 $4,059,780 $4,788,060 $4,754,320
Portfolio Turnover(c)(j) 4% 8% 11% 13% 23% 26% 8%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Institutional Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $12.56 $12.35 $13.00 $13.85 $13.57
Investment Activities:
Net investment income (loss)(c) 0.21 0.41 0.36 0.34 0.27
Net realized and unrealized gains (losses) 0.09 0.21 (0.65) (0.85) 0.29
Total from Investment Activities 0.30 0.62 (0.29) (0.51) 0.56
Distributions to Shareholders from:
Net investment income (0.21) (0.41) (0.36) (0.34) (0.28)
Total Distributions (0.21) (0.41) (0.36) (0.34) (0.28)
Net Asset Value, End of Period $12.65 $12.56 $12.35 $13.00 $13.85
Total Return(d)(e) 2.41% 5.16% (2.24)% (3.78)% 4.15%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.44%(j) 0.46%(j) 0.46% 0.44% 0.44%
Net Investment Income (Loss)(f) 3.30% 3.32% 3.13% 2.47% 2.61%
Gross Expenses(f)(i) 0.51%(j) 0.53%(j) 0.52% 0.54% 0.51%
Supplemental Data:
Net Assets at end of period (000's) $587,819 $619,555 $779,029 $1,020,822 $996,601
Portfolio Turnover(d)(k) 4% 8% 11% 13% 23%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Class A
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of
Period $12.56 $12.36 $13.00 $13.85 $13.33 $13.36 $13.12
Investment Activities:
Net investment income (loss) 0.19(b) 0.38(b) 0.33(b) 0.30(b) 0.33(b) 0.35(b) 0.38
Net realized and unrealized
gains (losses) 0.10 0.20 (0.65) (0.86) 0.52 (0.03) 0.23
Total from Investment
Activities 0.29 0.58 (0.32) (0.56) 0.85 0.32 0.61
Distributions to Shareholders
from:
Net investment income (0.19) (0.38) (0.32) (0.29) (0.33) (0.35) (0.37)
Total Distributions (0.19) (0.38) (0.32) (0.29) (0.33) (0.35) (0.37)
Net Asset Value, End of Period $12.66 $12.56 $12.36 $13.00 $13.85 $13.33 $13.36
Total Return (excludes sales
charge)(c)(d) 2.35% 4.79% (2.41)% (4.10)% 6.46% 2.37% 4.75%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.71%(i) 0.74%(i) 0.74% 0.78% 0.75% 0.75% 0.75%
Net Investment Income
(Loss)(e) 3.03% 3.05% 2.85% 2.14% 2.43% 2.57% 2.85%
Gross Expenses(e)(h) 0.85%(i) 0.89%(i) 0.87% 0.87% 0.86% 0.87% 0.84%
Supplemental Data:
Net Assets at end of period
(000's) $27,158 $23,401 $24,533 $28,588 $23,934 $25,265 $22,888
Portfolio Turnover(c)(j) 4% 8% 11% 13% 23% 26% 8%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
34
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Tax Exempt Intermediate-Term Fund Tax Exempt Intermediate-Term Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
35
(Unaudited)
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
Level 1 Level 2 Level 3 Total
Tax Exempt Intermediate-Term Fund
Municipal Bonds .............................................. $ — $ 3,147,489 $ — $ 3,147,489
Total ....................................................... $ — $ 3,147,489 $ — $ 3,147,489

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
36
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Intermediate Municipal Debt Funds Index. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Intermediate Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Intermediate-Term Fund ............................................................ $ 117,415 $ 149,595
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Tax Exempt Intermediate-Term Fund Class A
in thousands $ (5)
as annual % rate (0.04)%

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
37
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Intermediate Municipal Debt Funds Index. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Intermediate Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Intermediate-Term Fund ............................................................ $ 117,415 $ 149,595
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Tax Exempt Intermediate-Term Fund Class A
in thousands $ (5)
as annual % rate (0.04)%
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended August 31, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2024, the Distributor received $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024.
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
In effect until June 30, 2025
Fund Shares Institutional Shares Class A
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.75%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Tax Exempt Intermediate-Term Fund ........................... $ 646 $ 620 $ 576 $ 250 $ 2,092

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
38
(Unaudited)
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
39
(Unaudited)
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2024.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
Tax Exempt Intermediate-Term Fund ........................................ $ (76,999) $ (90,824) $ (167,823)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
39594-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Tax Exempt Long-Term Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
16
Statement of Operations
17
Statements of Changes in Net Assets
18
Financial Highlights
20
Notes to Financial Statements 23

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Tax Exempt Long-Term Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (98.8%)
Alabama (0.7%):
County of Jefferson Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ........ $ 1,000 $ 1,092
DCH Healthcare Authority Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 .. 4,000 3,588
Homewood Educational Building Authority Revenue
5 .00% , 12/1/47 , Continuously Callable @100 ............................... 4,500 4,528
Series A , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 3,000 2,595
Mobile County IDA Revenue AMT , Series A , 5 .00% , 6/1/54 , Continuously Callable @100 .. 500 516
12,319
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue , Series A , 4 .00% , 6/1/50 , Continuously
Callable @100 ..................................................... 1,000 917
Arizona (2.3%):
Arizona IDA Revenue
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 600 618
Series F , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,725 1,741
Maricopa County IDA Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 1,600 1,613
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 1,000 882
Pinal County Electric District No. 3 Revenue , 4 .00% , 7/1/41 , Continuously Callable @100 .. 10,000 10,047
Sierra Vista IDA Revenue , 5 .75% , 6/15/53 , Continuously Callable @100 (a) ............. 3,000 3,085
State of Arizona Distribution Revenue (INS - National Public Finance Guarantee Corp.)
Series B , 5 .50% , 7/1/29 .............................................. 1,000 1,138
Series B , 5 .50% , 7/1/30 .............................................. 1,500 1,744
Tempe IDA Revenue , Series A , 4 .00% , 12/1/46 , Continuously Callable @102 ............ 2,500 2,183
The County of Pima IDA Revenue
4 .00% , 6/15/51 , Continuously Callable @100 (a) ............................. 2,500 2,080
Series A , 6 .88% , 11/15/52 , Continuously Callable @103 (a) ..................... 3,750 4,090
The County of Yavapai IDA Revenue , 4 .00% , 8/1/43 , Continuously Callable @100 ........ 1,725 1,680
The IDA of the City of Phoenix Arizona Revenue
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 1,200 1,203
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 6,000 6,000
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,250 1,268
39,372
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28 (b) ......................................................... 1,000 875
7/1/29 (b) ......................................................... 1,165 982
7/1/30 (b) ......................................................... 1,150 932
7/1/36 (b) ......................................................... 2,500 1,541
4,330
California (5.0%):
California Educational Facilities Authority Revenue , Series A , 5 .00% , 10/1/52 , Continuously
Callable @100 ..................................................... 3,000 3,088
California Health Facilities Financing Authority Revenue , 5 .00% , 11/15/56 , Continuously
Callable @100 ..................................................... 1,000 1,021
California State Public Works Board Revenue , Series B , 5 .00% , 10/1/39 , Continuously
Callable @100 ..................................................... 3,500 3,504
Cerritos Community College District, GO
Series D , 8/1/31 (b) .................................................. 1,000 826
Series D , 8/1/32 (b) .................................................. 2,500 1,933
Series D , 8/1/33 (b) .................................................. 2,175 1,660
Series D , 8/1/34 (b) .................................................. 1,000 739
Series D , 8/1/35 (b) .................................................. 1,500 1,052
Series D , 8/1/36 (b) .................................................. 2,200 1,480
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series D , 8/1/41 (b) .................................................. 8,500 4,358
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
6/1/42 (b) ......................................................... 10,000 5,028
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/35 ,
Continuously Callable @100 ........................................... 1,440 1,442

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Los Alamitos Unified School District Certificate of Participation
5 .95% , 8/1/34 , Continuously Callable @100 (c) ............................. $ 1,200 $ 1,342
6 .05% , 8/1/42 , Continuously Callable @100 (c) ............................. 4,000 4,491
Paramount Unified School District, GO
8/1/34 (b) ......................................................... 1,860 1,298
8/1/35 (b) ......................................................... 2,000 1,337
8/1/36 (b) ......................................................... 2,750 1,849
8/1/37 (b) ......................................................... 2,750 1,760
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America
Mutual Assurance Co.)
Series A , 5 .00% , 3/1/36 , Continuously Callable @100 ......................... 2,560 2,563
Series A , 5 .00% , 3/1/40 , Continuously Callable @100 ......................... 2,000 2,002
San Diego Public Facilities Financing Authority Revenue , Series A , 5 .00% , 10/15/44 ,
Continuously Callable @100 ........................................... 2,500 2,543
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G , 8/1/36 (b) .................................................. 13,605 9,058
Series G , 8/1/37 (b) .................................................. 14,285 9,071
Santa Ana Unified School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.) , 4/1/29 (b) ........................................... 15,000 12,397
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series D ,
8/1/34 (b) ......................................................... 8,885 6,407
The El Camino Community College District Foundation, GO
Series C , 8/1/34 (b) .................................................. 3,000 2,150
Series C , 8/1/38 (b) .................................................. 3,000 1,823
86,222
Colorado (2.0%):
Colorado Educational & Cultural Facilities Authority Revenue
4 .00% , 1/1/52 , Continuously Callable @100 ............................... 675 575
5 .00% , 4/1/53 , Continuously Callable @100 ............................... 750 760
4 .50% , 7/1/53 , Continuously Callable @100 ............................... 3,000 2,924
4 .00% , 1/1/62 , Continuously Callable @100 ............................... 795 643
Series A , 4 .00% , 12/1/48 , Continuously Callable @100 ........................ 2,500 2,230
Colorado Health Facilities Authority Revenue
5 .50% , 11/1/47 , Continuously Callable @100 ............................... 1,000 1,123
Series A , 4 .00% , 8/1/44 , Continuously Callable @100 ......................... 2,070 2,017
Series A , 4 .00% , 9/1/50 , Pre-refunded 9/1/30 @ 100 .......................... 1,500 1,617
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 7,250 6,438
Denver Health & Hospital Authority Revenue , Series A , 4 .00% , 12/1/40 , Continuously
Callable @100 ..................................................... 750 685
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 9/1/35 , Continuously Callable @64 (b) ............................. 10,000 5,928
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 3,500 3,535
Series A , 5 .00% , 12/1/51 , Continuously Callable @100 ........................ 2,000 2,010
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 12/1/47 , Continuously Callable @100 ......................... 4,000 4,065
Southlands Metropolitan District No. 1, GO , Series A-1 , 5 .00% , 12/1/47 , Continuously
Callable @100 ..................................................... 1,000 987
35,537
Connecticut (0.5%):
Connecticut State Health & Educational Facilities Authority Revenue
5 .25% , 7/1/53 , Continuously Callable @100 ............................... 3,000 3,242
Series A , 4 .00% , 7/1/49 , Continuously Callable @100 ......................... 3,000 2,734
Series U , 4 .00% , 7/1/52 , Continuously Callable @100 ........................ 3,000 2,892
8,868
District of Columbia (0.1%):
District of Columbia Revenue
5 .00% , 7/1/49 , Continuously Callable @100 ............................... 1,275 1,297
5 .00% , 7/1/54 , Continuously Callable @100 ............................... 1,140 1,153
2,450
Florida (7.5%):
Alachua County Health Facilities Authority Revenue , 4 .00% , 10/1/46 , Continuously Callable
@103 ........................................................... 700 611

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Capital Projects Finance Authority Revenue , 5 .00% , 11/1/53 , Continuously Callable @100 .. $ 1,250 $ 1,258
Capital Trust Agency, Inc. Revenue , 6 .38% , 5/1/53 , Continuously Callable @100 (a) ....... 1,750 1,795
City of Atlantic Beach Revenue
Series A , 5 .00% , 11/15/53 , Continuously Callable @103 ....................... 2,000 1,973
Series B , 5 .63% , 11/15/43 , Continuously Callable @100 ....................... 7,000 7,008
City of Jacksonville Revenue , 4 .00% , 11/1/45 , Continuously Callable @100 ............. 2,500 2,325
City of Pompano Beach Revenue
4 .00% , 9/1/50 , Continuously Callable @103 ............................... 8,000 6,927
Series A , 4 .00% , 9/1/51 , Continuously Callable @103 ......................... 2,895 2,495
County of Miami-Dade Rickenbacker Causeway Revenue , 5 .00% , 10/1/43 , Continuously
Callable @100 ..................................................... 1,750 1,752
County of Miami-Dade Water & Sewer System Revenue , Series B , 4 .00% , 10/1/44 ,
Continuously Callable @100 ........................................... 21,500 20,906
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 9/1/48 ,
Continuously Callable @100 ........................................... 1,000 1,068
Escambia County Health Facilities Authority Revenue
4 .00% , 8/15/45 , Continuously Callable @100 ............................... 6,265 5,877
4 .00% , 8/15/50 , Continuously Callable @100 ............................... 5,050 4,560
Florida Development Finance Corp. Revenue
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 600 568
4 .00% , 2/1/52 , Continuously Callable @100 ............................... 4,000 3,326
4 .00% , 7/1/55 , Continuously Callable @100 ............................... 500 425
Series A , 5 .00% , 6/15/55 , Continuously Callable @100 ........................ 1,500 1,507
Florida Higher Educational Facilities Financial Authority Revenue
5 .00% , 3/1/44 , Continuously Callable @100 ............................... 4,280 3,160
4 .00% , 10/1/44 , Continuously Callable @100 ............................... 1,400 1,238
5 .00% , 3/1/49 , Continuously Callable @100 ............................... 1,250 878
4 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,150 978
Lee County IDA Revenue
5 .00% , 11/15/49 , Continuously Callable @103 .............................. 12,350 12,508
Series A , 5 .25% , 10/1/52 , Continuously Callable @103 ........................ 1,000 950
Lee Memorial Health System Revenue , Series A-1 , 4 .00% , 4/1/49 , Continuously Callable
@100 ........................................................... 4,500 4,121
Miami Beach Health Facilities Authority Revenue , 4 .00% , 11/15/51 , Continuously Callable
@100 ........................................................... 2,500 2,364
Miami-Dade County Expressway Authority Revenue
Series A , 5 .00% , 7/1/39 , Continuously Callable @100 ......................... 5,000 5,003
Series A , 5 .00% , 7/1/40 , Continuously Callable @100 ......................... 5,000 5,002
Miami-Dade County Health Facilities Authority Revenue , 4 .00% , 8/1/47 , Continuously
Callable @100 ..................................................... 2,000 1,896
Orange County Health Facilities Authority Revenue , Series B , 4 .00% , 10/1/45 , Continuously
Callable @100 ..................................................... 1,500 1,493
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/51 , Continuously
Callable @100 ..................................................... 2,070 1,788
Palm Beach County Health Facilities Authority Revenue
5 .00% , 11/15/45 , Continuously Callable @103 .............................. 150 153
5 .00% , 5/15/47 , Continuously Callable @100 ............................... 5,000 4,984
Series A , 5 .00% , 11/1/52 , Continuously Callable @100 ........................ 250 255
Series B , 5 .00% , 11/15/42 , Continuously Callable @103 ....................... 1,000 1,039
Polk County IDA Revenue
5 .00% , 1/1/49 , Continuously Callable @103 ............................... 1,000 965
5 .00% , 1/1/55 , Continuously Callable @103 ............................... 1,000 956
Sarasota County Health Facilities Authority Revenue , 5 .00% , 5/15/48 , Continuously Callable
@103 ........................................................... 1,835 1,781
Sarasota County Public Hospital District Revenue , 4 .00% , 7/1/52 , Continuously Callable
@100 ........................................................... 5,000 4,789
St. Johns County IDA Revenue , 4 .00% , 8/1/55 , Continuously Callable @103 ............ 6,000 5,256
Tampa Housing Authority Revenue , 4 .85% , 7/1/36 , Callable 10/1/24 @ 100 ............. 2,200 2,202
Volusia County Educational Facility Authority Revenue , Series B , 5 .00% , 10/15/45 , Pre-
refunded 4/15/25 @ 100 .............................................. 2,000 2,027
130,167

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Georgia (1.7%):
Columbia County Hospital Authority Revenue , Series A , 5 .13% , 4/1/53 , Continuously Callable
@100 ........................................................... $ 1,000 $ 1,064
Crisp County Hospital Authority Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 .... 3,000 2,837
Gainesville & Hall County Hospital Authority Revenue , 4 .00% , 2/15/45 , Continuously
Callable @100 ..................................................... 13,000 12,568
Glynn-Brunswick Memorial Hospital Authority Revenue , 5 .00% , 8/1/43 , Continuously
Callable @100 ..................................................... 1,500 1,506
Main Street Natural Gas, Inc. Revenue , Series A , 5 .00% , 5/15/49 ..................... 3,000 3,272
Municipal Electric Authority of Georgia Revenue , Series A , 4 .00% , 1/1/51 , Continuously
Callable @100 ..................................................... 1,100 1,063
Private Colleges & Universities Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable
@100 ........................................................... 1,700 1,630
The Burke County Development Authority Revenue , Series 1 , 2 .80% , 11/1/48 , Continuously
Callable @100 (d) ................................................... 5,000 5,000
28,940
Illinois (13.6%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 5 .75% , 4/1/48 ,
Continuously Callable @100 ........................................... 2,500 2,754
Chicago Board of Education, GO
Series A , 4 .00% , 12/1/47 , Continuously Callable @100 ........................ 4,220 3,876
Series A , 5 .00% , 12/1/47 , Continuously Callable @100 ........................ 1,800 1,847
Series H , 5 .00% , 12/1/36 , Continuously Callable @100 ........................ 5,000 5,127
Chicago Midway International Airport Revenue
Series B , 5 .00% , 1/1/41 , Continuously Callable @100 ......................... 2,500 2,535
Series B , 5 .00% , 1/1/46 , Continuously Callable @100 ......................... 3,500 3,532
Chicago O'Hare International Airport Revenue , Series C , 5 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 5,000 5,131
Chicago Park District, GO
Series A , 5 .00% , 1/1/40 , Continuously Callable @100 ......................... 3,000 3,034
Series F-2 , 5 .00% , 1/1/40 , Continuously Callable @100 ....................... 1,125 1,195
City of Chicago Wastewater Transmission Revenue
Series A , 5 .00% , 1/1/47 , Continuously Callable @100 ......................... 3,000 3,069
Series C , 5 .00% , 1/1/39 , Continuously Callable @100 ......................... 3,000 3,010
City of Chicago Waterworks Revenue , 5 .00% , 11/1/44 , Continuously Callable @100 ....... 3,000 3,002
City of Galesburg Revenue , Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ....... 4,000 3,498
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
3/1/40 , Continuously Callable @100 ..................................... 3,000 3,007
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.) , 5 .00% , 12/1/47 , Continuously Callable @100 ................... 9,500 9,857
County of Cook Sales Tax Revenue , 5 .00% , 11/15/38 , Continuously Callable @100 ....... 7,750 8,081
County of Will, GO , 4 .00% , 11/15/47 , Continuously Callable @100 ................... 2,000 1,925
Illinois Finance Authority Revenue
3 .90% , 3/1/30 , Continuously Callable @100 ............................... 14,000 14,007
5 .50% , 4/1/32 , Continuously Callable @100 ............................... 7,065 7,065
4 .00% , 3/1/38 , Continuously Callable @100 ............................... 2,000 2,010
5 .00% , 8/1/42 , Continuously Callable @100 ............................... 750 760
5 .00% , 8/15/44 , Continuously Callable @100 ............................... 2,000 2,009
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 4,500 4,170
5 .00% , 8/1/47 , Continuously Callable @100 ............................... 750 756
5 .00% , 12/1/47 , Continuously Callable @100 ............................... 2,000 2,025
5 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,250 1,291
5 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 1,031
5 .00% , 3/1/52 , Continuously Callable @100 ............................... 1,075 1,015
4 .00% , 10/1/55 , Continuously Callable @100 ............................... 2,000 1,780
Series A , 4 .00% , 2/1/33 , Continuously Callable @100 ......................... 6,000 6,003
Series A , 5 .00% , 5/15/37 , Continuously Callable @100 ........................ 700 715
Series A , 4 .00% , 10/1/40 , Continuously Callable @100 ........................ 12,395 12,279
Series A , 5 .00% , 2/15/47 , Continuously Callable @100 ........................ 1,000 1,005
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 1,155 1,156
Series A , 5 .00% , 2/15/50 , Continuously Callable @100 ........................ 500 501
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 3,500 3,052
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 485 502

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series C , 4 .00% , 2/15/41 , Continuously Callable @100 ........................ $ 10,495 $ 10,314
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 20 21
Illinois State Toll Highway Authority Revenue , Series A , 4 .00% , 1/1/46 , Continuously Callable
@100 ........................................................... 4,000 3,833
Metropolitan Pier & Exposition Authority Revenue , 5 .00% , 6/15/50 , Continuously Callable
@100 ........................................................... 9,500 9,888
Northern Illinois Municipal Power Agency Revenue , Series A , 4 .00% , 12/1/41 , Continuously
Callable @100 ..................................................... 9,000 8,613
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.) , Series B ,
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 600 585
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
6 .50% , 7/1/30 ..................................................... 37,550 42,955
Sangamon County Water Reclamation District, GO
Series A , 4 .00% , 1/1/49 , Continuously Callable @100 ......................... 15,000 14,001
Series A , 5 .75% , 1/1/53 , Continuously Callable @100 ......................... 2,000 2,027
State of Illinois, GO
5 .50% , 5/1/39 , Continuously Callable @100 ............................... 2,275 2,496
Series A , 5 .00% , 10/1/33 , Continuously Callable @100 ........................ 2,000 2,127
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4 .00% , 2/1/31 , Continuously Callable @100 ............................... 1,000 1,009
4 .00% , 2/1/32 , Continuously Callable @100 ............................... 1,000 1,007
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% ,
12/1/46 , Continuously Callable @100 .................................... 10,000 10,232
236,720
Indiana (2.0%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 2/1/38 , Continuously Callable @100 ............................... 5,540 5,557
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 3,605 3,616
Indiana Finance Authority Revenue
5 .00% , 11/15/43 , Continuously Callable @103 .............................. 1,970 2,013
5 .00% , 11/15/48 , Continuously Callable @103 .............................. 3,895 3,945
5 .25% , 3/1/54 , Continuously Callable @100 ............................... 1,000 1,073
Series A , 5 .50% , 4/1/46 , Continuously Callable @100 ......................... 5,000 5,025
Series A , 4 .00% , 11/15/51 , Continuously Callable @100 ....................... 1,030 868
Series A , 5 .50% , 7/1/52 , Continuously Callable @100 ......................... 4,500 4,775
Series A , 5 .00% , 6/1/53 , Continuously Callable @100 ......................... 1,000 1,016
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/39 , Continuously Callable @100 7,000 7,022
34,910
Iowa (0.5%):
Iowa Finance Authority Revenue , Series A , 5 .00% , 5/15/43 , Continuously Callable @100 ... 6,235 6,145
Iowa Higher Education Loan Authority Revenue , 5 .38% , 10/1/52 , Continuously Callable
@100 ........................................................... 1,000 1,048
Iowa Tobacco Settlement Authority Revenue , Series A-2 , 4 .00% , 6/1/49 , Continuously Callable
@100 ........................................................... 1,000 945
8,138
Kansas (1.1%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 5 .00% , 6/1/42 , Continuously Callable @100 (a) ....................... 2,500 2,526
City of Lawrence Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 ........ 5,000 5,104
City of Manhattan Revenue
Series A , 4 .00% , 6/1/46 , Continuously Callable @103 ......................... 1,000 880
Series A , 4 .00% , 6/1/52 , Continuously Callable @103 ......................... 1,500 1,248
Wyandotte County-Kansas City Unified Government Tax Allocation , 5 .75% , 3/1/41 ,
Continuously Callable @103 (a) ......................................... 7,600 7,905
Wyandotte County-Kansas City Unified Government Utility System Revenue , Series A , 5 .00% ,
9/1/45 , Continuously Callable @100 ..................................... 2,000 2,012
19,675
Kentucky (1.3%):
City of Ashland Revenue , Series A , 5 .00% , 2/1/40 , Continuously Callable @100 .......... 1,000 1,021
City of Hazard Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 ................. 3,000 2,737
County of Boyle Revenue , Series A , 4 .50% , 6/1/53 , Continuously Callable @100 ......... 1,525 1,540
Kentucky Bond Development Corp. Revenue , 4 .00% , 6/1/51 , Continuously Callable @100 .. 1,070 994

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Kentucky Economic Development Finance Authority Revenue
Series A , 5 .00% , 5/15/46 , Continuously Callable @100 ........................ $ 5,500 $ 4,395
Series B , 5 .00% , 8/15/41 , Continuously Callable @100 ........................ 3,000 3,071
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 500 505
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 2,000 2,069
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 6,000 6,160
22,492
Louisiana (3.7%):
City of Shreveport Water & Sewer Revenue
5 .00% , 12/1/40 , Continuously Callable @100 ............................... 1,000 1,015
Series B , 5 .00% , 12/1/41 , Continuously Callable @100 ........................ 5,500 5,590
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.) , Series B , 4 .00% ,
12/1/49 , Continuously Callable @100 .................................... 1,000 963
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.) ,
Series B , 4 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,100 1,105
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 12/1/42 , Continuously Callable @100 ............................... 7,000 7,009
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , 3 .50% , 11/1/32 , Continuously Callable @100 ....................... 6,250 6,075
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 1,685 1,730
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 5,000 5,115
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 8,210 8,144
Louisiana Public Facilities Authority Revenue
4 .00% , 5/15/41 , Pre-refunded 5/15/26 @ 100 ............................... 15 15
4 .00% , 5/15/41 , Continuously Callable @100 ............................... 1,235 1,211
5 .00% , 5/15/46 , Continuously Callable @100 ............................... 5,000 5,064
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 400 407
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 2,000 2,033
Series A , 5 .00% , 11/1/45 , Pre-refunded 11/1/25 @ 100 ........................ 3,000 3,081
Series A , 4 .00% , 12/15/50 , Pre-refunded 12/15/27 @ 100 ...................... 30 31
Series A , 4 .00% , 12/15/50 , Continuously Callable @100 ....................... 970 942
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 9,000 8,445
State of Louisiana Gasoline & Fuels Tax Revenue , Series C , 5 .00% , 5/1/45 , Continuously
Callable @100 ..................................................... 6,000 6,204
64,179
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 9,000 7,536
Massachusetts (1.9%):
Massachusetts Development Finance Agency Revenue
5 .00% , 4/15/40 , Continuously Callable @100 ............................... 1,000 1,002
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 3,280 3,294
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,000 873
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,500 1,515
Series A , 5 .50% , 7/1/44 , Continuously Callable @100 ......................... 2,000 1,912
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 3,370 2,971
Series B , 4 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,700 1,488
Series B , 4 .00% , 7/1/50 , Continuously Callable @100 ......................... 975 838
Series D , 5 .00% , 7/1/44 , Continuously Callable @100 ........................ 3,000 3,008
Series E , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,000 985
Series I , 5 .00% , 7/1/46 , Continuously Callable @100 ......................... 4,000 4,034
Series J2 , 5 .00% , 7/1/53 , Continuously Callable @100 ........................ 10,000 10,316
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 4 .00% , 10/1/45 , Continuously Callable @100 .................. 1,250 1,214
33,450

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Michigan (2.8%):
County of Genesee, GO (INS - Build America Mutual Assurance Co.)
Series B , 4 .00% , 2/1/41 , Continuously Callable @100 ......................... $ 2,000 $ 1,982
Series B , 5 .00% , 2/1/46 , Continuously Callable @100 ......................... 2,900 2,925
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 4/1/43 , Continuously Callable @100 ............................... 2,500 2,579
Flint Hospital Building Authority Revenue , 4 .00% , 7/1/38 , Continuously Callable @100 .... 2,500 2,394
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program)
5 .00% , 5/1/45 , Continuously Callable @100 ............................... 6,000 6,249
5 .00% , 5/1/48 , Continuously Callable @100 ............................... 3,000 3,109
Karegnondi Water Authority Revenue , 5 .00% , 11/1/45 , Continuously Callable @100 ....... 2,750 2,818
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 5/1/45 ,
Continuously Callable @100 ........................................... 4,000 4,048
Michigan Finance Authority Revenue
5 .00% , 11/1/43 , Continuously Callable @100 ............................... 1,000 1,042
4 .00% , 2/15/44 , Continuously Callable @100 ............................... 5,000 4,886
4 .00% , 2/15/47 , Continuously Callable @100 ............................... 1,000 947
4 .00% , 2/15/50 , Continuously Callable @100 ............................... 2,000 1,875
4 .00% , 9/1/50 , Continuously Callable @100 ............................... 1,000 885
5 .63% , 11/1/52 , Continuously Callable @100 ............................... 3,000 3,092
4 .00% , 11/1/55 , Continuously Callable @100 ............................... 4,000 3,832
Series A , 4 .00% , 11/15/50 , Continuously Callable @100 ....................... 3,000 2,821
Michigan State Building Authority Revenue , 4 .00% , 10/15/49 , Continuously Callable @100 . 2,500 2,424
47,908
Missouri (3.2%):
Cape Girardeau County IDA Revenue
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 750 775
Series A , 6 .00% , 3/1/33 , Continuously Callable @102 ......................... 1,785 1,824
Hannibal IDA Revenue , 5 .00% , 10/1/47 , Continuously Callable @100 ................. 3,000 3,050
Health & Educational Facilities Authority of the State of Missouri Revenue
4 .00% , 8/1/36 , Continuously Callable @100 ............................... 440 414
0.00%, 5/15/40 , Continuously Callable @103 (e) ............................. 5,510 2,475
4 .00% , 8/1/41 , Continuously Callable @100 ............................... 410 362
4 .00% , 2/1/48 , Continuously Callable @100 ............................... 10,000 8,947
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 1,000 849
5 .00% , 12/1/52 , Continuously Callable @100 ............................... 1,000 1,066
Series A , 5 .00% , 2/1/42 , Continuously Callable @104 ......................... 3,500 3,577
Series A , 4 .00% , 2/15/54 , Continuously Callable @100 ........................ 2,500 2,357
Missouri Development Finance Board Revenue
4 .00% , 3/1/51 , Continuously Callable @100 ............................... 2,000 1,643
Series D , 4 .00% , 6/1/46 , Continuously Callable @100 ........................ 17,775 16,943
St. Louis County IDA Revenue
5 .00% , 9/1/48 , Continuously Callable @100 ............................... 2,000 2,003
Series A , 5 .88% , 9/1/43 , Continuously Callable @100 ......................... 5,000 5,004
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 10/1/38 , Continuously Callable @100 ............................... 3,065 3,202
Stoddard County IDA Revenue , Series B , 6 .00% , 3/1/37 , Continuously Callable @102 ..... 1,725 1,762
56,253
Montana (0.3%):
City of Forsyth Revenue , Series A , 3 .90% , 3/1/31 , Continuously Callable @100 .......... 4,000 3,967
Montana Facility Finance Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable @100 .. 1,000 954
4,921
Nebraska (1.4%):
Central Plains Energy Project Revenue , Series A , 5 .00% , 9/1/42 ...................... 13,665 14,947
Douglas County Hospital Authority No. 3 Revenue , 5 .00% , 11/1/48 , Continuously Callable
@100 ........................................................... 3,400 3,418
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue , Series S ,
4 .00% , 1/1/49 , Continuously Callable @102 ............................... 7,500 6,741
25,106
Nevada (1.1%):
Carson City Revenue , 5 .00% , 9/1/47 , Continuously Callable @100 ................... 2,775 2,818

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Las Vegas Convention & Visitors Authority Revenue
Series C , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... $ 4,400 $ 4,407
Series C , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 12,140 11,611
Reno-Tahoe Airport Authority Revenue AMT , Series A , 5 .25% , 7/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,064
19,900
New Hampshire (0.4%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/51 , Continuously Callable @103 ............................... 3,000 2,544
Series A , 5 .25% , 7/1/48 , Continuously Callable @103 ......................... 1,000 1,059
Series C , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 2,750 2,864
6,467
New Jersey (3.3%):
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.) , 5 .38% ,
11/15/52 , Continuously Callable @100 ................................... 1,000 1,117
New Jersey Economic Development Authority Revenue
4 .00% , 11/1/44 , Continuously Callable @100 ............................... 3,000 2,940
4 .00% , 6/15/49 , Continuously Callable @100 ............................... 4,000 3,884
Series A , 5 .00% , 6/15/47 , Continuously Callable @100 ........................ 3,000 3,083
Series A , 5 .00% , 11/1/52 , Continuously Callable @100 ........................ 5,000 5,327
Series B , 5 .00% , 6/15/43 , Continuously Callable @100 ........................ 3,500 3,656
Series WW , 5 .25% , 6/15/40 , Pre-refunded 6/15/25 @ 100 ...................... 2,835 2,892
Series WW , 5 .25% , 6/15/40 , Pre-refunded 6/15/25 @ 100 ...................... 165 168
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 6/1/42 , Continuously Callable @100 .......................... 1,200 1,227
New Jersey Educational Facilities Authority Revenue
Series B , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 5,000 5,170
Series F , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 3,000 2,376
New Jersey Health Care Facilities Financing Authority Revenue , 5 .00% , 10/1/38 , Continuously
Callable @100 ..................................................... 2,250 2,363
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 7/1/46 , Continuously Callable @100 ........... 1,250 1,257
New Jersey Transportation Trust Fund Authority Revenue
Series AA , 5 .25% , 6/15/41 , Continuously Callable @100 ...................... 2,000 2,029
Series BB , 4 .00% , 6/15/50 , Continuously Callable @100 ...................... 15,000 14,534
The Camden County Improvement Authority Revenue , 6 .00% , 6/15/52 , Continuously Callable
@100 ........................................................... 1,325 1,435
The Passaic County Improvement Authority Revenue , 5 .38% , 7/1/53 , Continuously Callable
@100 ........................................................... 500 520
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .25% , 6/1/46 , Continuously Callable
@100 ........................................................... 3,000 3,107
57,085
New Mexico (0.5%):
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/49 ,
Continuously Callable @102 ........................................... 8,625 7,734
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 4 .25% ,
5/1/40 , Continuously Callable @103 (a) ................................... 670 658
8,392
New York (3.5%):
Allegany County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/52 , Continuously
Callable @100 ..................................................... 4,000 3,674
Build NYC Resource Corp. Revenue
Series A , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 700 704
Series A , 7 .00% , 4/15/53 , Continuously Callable @100 (a) ...................... 2,500 2,829
Metropolitan Transportation Authority Revenue
Series A , 11/15/32 (b) ................................................ 5,000 3,753
Series A-2 , 5 .00% , 11/15/45 , (Put Date 5/15/30) (f) ........................... 5,490 6,090
New York City Municipal Water Finance Authority Revenue , Series DD , 3 .20% , 6/15/33 ,
Continuously Callable @100 (d) ........................................ 200 200
New York Liberty Development Corp. Revenue
5 .25% , 10/1/35 .................................................... 15,255 17,809
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 1,500 1,386

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
New York State Dormitory Authority Revenue , Series A , 4 .00% , 9/1/50 , Continuously Callable
@100 ........................................................... $ 3,000 $ 2,754
New York State Urban Development Corp. Revenue , Series A , 4 .00% , 3/15/45 , Continuously
Callable @100 ..................................................... 5,000 4,942
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty Corp.) ,
4 .63% , 6/30/54 , Continuously Callable @100 ............................... 5,000 5,054
Onondaga Civic Development Corp. Revenue , 5 .38% , 8/1/54 , Continuously Callable @100 .. 750 770
Triborough Bridge & Tunnel Authority Revenue
Series A , 11/15/31 (b) ................................................ 5,000 3,920
Series A , 11/15/32 (b) ................................................ 3,000 2,255
Series B , 11/15/32 (b) ................................................ 2,500 1,917
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000 1,017
Village of Johnson City, GO , Series C , 5 .25% , 9/27/24 ............................ 1,000 1,001
60,075
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5 .00% , 1/1/49 , Continuously Callable @104 ............................... 2,725 2,770
5 .25% , 12/1/54 , Continuously Callable @100 ............................... 2,000 2,125
Series A , 4 .00% , 10/1/50 , Continuously Callable @103 ........................ 1,000 898
5,793
North Dakota (0.7%):
City of Grand Forks Revenue
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 2,375 2,054
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,400 1,492
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 7,500 7,456
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.) , Series
A , 4 .00% , 6/1/51 , Continuously Callable @100 ............................. 1,500 1,420
12,422
Ohio (3.0%):
City of Centerville Revenue , 5 .25% , 11/1/47 , Continuously Callable @100 .............. 2,700 2,632
City of Middleburg Heights Revenue , Series A , 4 .00% , 8/1/47 , Continuously Callable @100 . 2,000 1,818
County of Cuyahoga Revenue , 4 .75% , 2/15/47 , Continuously Callable @100 ............ 9,000 9,093
County of Franklin Revenue , Series B , 5 .00% , 7/1/45 , Continuously Callable @103 ....... 5,000 5,010
County of Hamilton Revenue
5 .00% , 1/1/51 , Continuously Callable @100 ............................... 2,500 2,436
Series A , 5 .75% , 1/1/53 , Continuously Callable @103 ......................... 2,000 2,129
County of Lucas Revenue , Series A , 5 .25% , 11/15/48 , Continuously Callable @100 ....... 6,000 6,085
County of Montgomery Revenue
4 .00% , 11/15/42 , Continuously Callable @100 .............................. 2,500 2,337
4 .00% , 11/15/45 , Continuously Callable @100 .............................. 2,000 1,829
County of Ross Revenue , 5 .00% , 12/1/49 , Continuously Callable @100 ................ 9,100 9,415
Ohio Higher Educational Facility Commission Revenue , 6 .00% , 9/1/47 , Continuously Callable
@100 ........................................................... 4,475 4,785
State of Ohio Revenue
4 .00% , 11/15/40 , Continuously Callable @100 .............................. 655 635
Series A , 4 .00% , 1/15/50 , Continuously Callable @100 ........................ 5,000 4,534
52,738
Oklahoma (1.1%):
Norman Regional Hospital Authority Revenue , 4 .00% , 9/1/45 , Continuously Callable @100 . 4,250 3,602
Oklahoma Development Finance Authority Revenue , Series B , 5 .50% , 8/15/57 , Continuously
Callable @100 ..................................................... 4,250 4,383
Oklahoma Municipal Power Authority Revenue , Series A , 4 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 10,000 9,793
Tulsa County Industrial Authority Revenue , 5 .25% , 11/15/45 , Continuously Callable @102 .. 2,000 2,037
19,815
Oregon (0.7%):
City of Keizer Special Assessment , 5 .20% , 6/1/31 , Continuously Callable @100 .......... 560 561
Deschutes County Hospital Facilities Authority Revenue , Series A , 4 .00% , 1/1/46 ,
Continuously Callable @100 ........................................... 2,000 1,971
Medford Hospital Facilities Authority Revenue , Series A , 4 .00% , 8/15/50 , Continuously
Callable @100 ..................................................... 3,800 3,590
Oregon State Facilities Authority Revenue , Series A , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,000 856

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Port of Portland Airport Revenue AMT , Series 30A , 5 .25% , 7/1/54 , Continuously Callable
@100 ........................................................... $ 1,000 $ 1,079
Salem Hospital Facility Authority Revenue , 5 .00% , 5/15/53 , Continuously Callable @102 ... 1,000 973
Union County Hospital Facility Authority Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 450 449
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,325 1,324
Yamhill County Hospital Authority Revenue , Series A , 5 .00% , 11/15/51 , Continuously Callable
@102 ........................................................... 1,180 999
11,802
Pennsylvania (8.3%):
Adams County General Authority Revenue , 4 .00% , 8/15/45 , Continuously Callable @100 ... 7,400 6,915
Allegheny County Hospital Development Authority Revenue , Series A , 5 .00% , 4/1/47 ,
Continuously Callable @100 ........................................... 3,500 3,560
Allentown Commercial and IDA Revenue
6 .25% , 7/1/47 , Continuously Callable @100 (a) ............................. 5,000 5,000
6 .00% , 6/15/53 , Continuously Callable @100 ............................... 1,600 1,723
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.)
5 .00% , 12/1/45 , Pre-refunded 12/1/25 @ 100 ............................... 1,000 1,029
5 .00% , 12/1/48 , Pre-refunded 12/1/25 @ 100 ............................... 300 309
Armstrong School District, GO (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 3/15/38 , Continuously Callable @100 ........................ 1,000 1,012
Series A , 4 .00% , 3/15/41 , Continuously Callable @100 ........................ 2,250 2,277
Berks County IDA Revenue
5 .00% , 5/15/48 , Pre-refunded 5/15/25 @ 102 ............................... 1,000 1,036
5 .00% , 11/1/50 , Continuously Callable @100 ............................... 8,500 6,163
Bucks County IDA Revenue , 4 .00% , 8/15/50 , Continuously Callable @100 ............. 3,000 2,764
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 6/1/44 , Continuously Callable @100 ............................... 3,500 3,380
4 .00% , 6/1/48 , Continuously Callable @100 ............................... 1,105 1,039
4 .00% , 6/1/50 , Continuously Callable @100 ............................... 6,065 5,757
Chester County IDA Revenue
6 .00% , 10/15/52 , Continuously Callable @100 (a) ............................ 1,775 1,864
Series A , 5 .25% , 10/15/47 , Continuously Callable @100 ....................... 3,250 3,252
Commonwealth of Pennsylvania Certificate of Participation , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,031
County of Allegheny, GO , Series C-77 , 5 .00% , 11/1/43 , Continuously Callable @100 ...... 3,170 3,323
County of Lehigh Revenue , 4 .00% , 7/1/49 , Continuously Callable @100 ............... 11,000 10,251
Delaware County Authority Revenue , 5 .00% , 10/1/39 , Continuously Callable @100 ....... 2,250 2,344
Delaware River Joint Toll Bridge Commission Revenue , 5 .00% , 7/1/47 , Continuously Callable
@100 ........................................................... 5,000 5,154
Lancaster IDA Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ................. 1,000 881
Lancaster Municipal Authority Revenue , Series B , 5 .00% , 5/1/54 , Continuously Callable @103 800 821
Montgomery County Higher Education & Health Authority Revenue , Series B , 4 .00% , 5/1/52 ,
Continuously Callable @100 ........................................... 6,000 5,579
Montgomery County IDA Revenue
5 .00% , 12/1/49 , Continuously Callable @103 ............................... 2,000 1,983
Series A , 5 .00% , 12/1/48 , Continuously Callable @102 ........................ 2,000 1,998
Northampton County General Purpose Authority Revenue
4 .00% , 8/15/40 , Continuously Callable @100 ............................... 4,000 3,782
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 2,440 2,482
Northeastern Pennsylvania Hospital & Education Authority Revenue
5 .00% , 5/1/44 , Continuously Callable @100 ............................... 1,000 986
5 .00% , 5/1/49 , Continuously Callable @100 ............................... 1,350 1,297
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/46 , Continuously Callable @103 ............................... 1,000 935
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 2,320 2,167
Pennsylvania Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/15/46 ,
Continuously Callable @100 ........................................... 2,025 1,826
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue , Series B , 4 .00% , 12/1/51 ,
Continuously Callable @100 ........................................... 5,645 5,452
Pennsylvania Turnpike Commission Revenue
Series 2 , 5 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,000 1,051
Series A , 4 .00% , 12/1/49 , Continuously Callable @100 ........................ 5,000 4,779

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A-1 , 5 .00% , 12/1/46 , Continuously Callable @100 ...................... $ 3,000 $ 3,021
Series A-1 , 5 .00% , 12/1/47 , Continuously Callable @100 ...................... 4,000 4,122
Series A-2 , 5 .00% , 12/1/33 , Continuously Callable @100 ...................... 1,250 1,347
Series B , 5 .00% , 6/1/39 , Continuously Callable @100 ......................... 8,000 8,222
Series B , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 1,500 1,407
Series B-1 , 5 .00% , 6/1/42 , Continuously Callable @100 ....................... 9,000 9,217
Reading School District, GO (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
4/1/44 , Continuously Callable @100 ..................................... 1,055 1,058
Scranton School District, GO (INS - Build America Mutual Assurance Co.) , Series E , 4 .00% ,
12/1/37 , Continuously Callable @100 .................................... 1,025 1,022
The School District of Philadelphia, GO
Series B , 5 .00% , 9/1/43 , Continuously Callable @100 ......................... 2,500 2,589
Series F , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,024
Series F , 5 .00% , 9/1/38 , Pre-refunded 9/1/26 @ 100 .......................... 10 10
Series F , 5 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,990 2,042
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 4/15/49 , Continuously Callable @100 ............................... 750 748
5 .00% , 4/15/59 , Continuously Callable @100 ............................... 3,000 3,107
144,138
Rhode Island (0.0%):(g)
Rhode Island Housing & Mortgage Finance Corp. Revenue , Series 2015-A , 6 .85% , 10/1/24 ,
Continuously Callable @100 ........................................... 80 80
South Carolina (0.5%):
City of Rock Hill Combined Utility System Revenue , Series A , 4 .00% , 1/1/49 , Continuously
Callable @100 ..................................................... 2,500 2,396
Patriots Energy Group Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 ..... 2,000 1,878
South Carolina Jobs-Economic Development Authority Revenue
5 .00% , 11/15/47 , Continuously Callable @103 .............................. 1,850 1,888
4 .00% , 4/1/54 , Continuously Callable @103 ............................... 1,165 927
5 .00% , 4/1/54 , Continuously Callable @103 ............................... 1,000 982
8,071
Tennessee (1.0%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/44 , Continuously
Callable @100 ..................................................... 2,000 2,052
Knox County Health Educational & Housing Facility Board Revenue , Series A-1 , 5 .50% ,
7/1/54 , Continuously Callable @100 ..................................... 1,000 1,089
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 5,000 5,050
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 855
Series A , 5 .00% , 10/1/45 , Continuously Callable @100 ........................ 1,500 1,501
Shelby County Health & Educational Facilities Board Revenue , Series A1 , 5 .25% , 6/1/56 ,
Continuously Callable @100 (a) ......................................... 1,000 1,019
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (f) ............... 5,000 5,466
17,032
Texas (15.4%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 8/15/43 , Continuously Callable @100 ............................... 10,000 9,960
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 2,170 2,163
Series A , 5 .00% , 2/15/41 , Continuously Callable @100 ........................ 3,000 3,059
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 7,200 7,264
Bexar County Health Facilities Development Corp. Revenue
5 .00% , 7/15/42 , Continuously Callable @104 ............................... 600 585
4 .00% , 7/15/45 , Continuously Callable @100 ............................... 8,450 6,775
Central Texas Regional Mobility Authority Revenue , 4 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 5,000 4,713
Central Texas Turnpike System Revenue , Series C , 5 .00% , 8/15/42 , Continuously Callable
@100 ........................................................... 6,500 6,523
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.) , Series A ,
8/15/30 (b) ........................................................ 18,530 15,227
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 2/15/48 , Continuously Callable @100 ............................... 6,500 6,690

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
City of Corpus Christi Utility System Revenue , 4 .00% , 7/15/39 , Continuously Callable @100 $ 5,900 $ 5,880
City of Garland Electric Utility System Revenue , Series A , 4 .00% , 3/1/51 , Continuously
Callable @100 ..................................................... 1,000 968
City of Houston Hotel Occupancy Tax & Special Revenue , 5 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 3,715 3,718
City of Laredo Waterworks & Sewer System Revenue , 4 .00% , 3/1/41 , Continuously Callable
@100 ........................................................... 700 700
Clifton Higher Education Finance Corp. Revenue , 4 .25% , 8/15/52 , Continuously Callable
@100 ........................................................... 1,500 1,471
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5 .00% , 8/15/39 , Continuously Callable @100 ............................... 4,250 4,259
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 11,000 10,694
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 10,000 10,311
County of Bexar Revenue
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 500 476
4 .00% , 8/15/49 , Continuously Callable @100 ............................... 1,700 1,576
Del Mar College District, GO , Series A , 5 .00% , 8/15/48 , Continuously Callable @100 ..... 6,500 6,577
Everman Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
2/15/50 , Continuously Callable @100 .................................... 4,500 4,427
Grand Parkway Transportation Corp. Revenue , 4 .00% , 10/1/49 , Continuously Callable @100 2,000 1,900
Greater Texas Cultural Education Facilities Finance Corp. Revenue , 4 .00% , 3/1/50 ,
Continuously Callable @100 ........................................... 2,000 1,854
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 6,100 5,784
Harris County Hospital District Revenue , 4 .00% , 2/15/42 , Continuously Callable @100 .... 15,000 14,419
Kerrville Health Facilities Development Corp. Revenue , 5 .00% , 8/15/35 , Continuously
Callable @100 ..................................................... 1,900 1,923
Manor Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
8/1/52 , Continuously Callable @100 ..................................... 15,095 15,609
Matagorda County Navigation District No. 1 Revenue
Series B-1 , 4 .00% , 6/1/30 , Continuously Callable @100 ....................... 9,615 9,617
Series B-2 , 4 .00% , 6/1/30 , Continuously Callable @100 ....................... 6,000 6,002
Midlothian Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
2/15/47 , Continuously Callable @100 .................................... 15,000 15,331
New Hope Cultural Education Facilities Finance Corp. Revenue
4 .00% , 11/1/55 , Continuously Callable @103 ............................... 1,250 1,096
Series A-1 , 7 .50% , 11/15/37 ........................................... 410 341
Series A-2 , 7 .50% , 11/15/36 ........................................... 2,565 2,112
Series B , 2 .00% ( 2 .00 % PIK) , 11/15/61 , Continuously Callable @105 (e) ........... 10,832 569
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A1 , 5 .00% , 7/1/48 , Continuously Callable @100 .......... 1,000 1,017
North Texas Tollway Authority Revenue
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 3,750 3,868
Series B , 9/1/37 , Pre-refunded 9/1/31 @ 64.1040 (b) .......................... 3,000 1,527
Series B , 5 .00% , 1/1/45 , Continuously Callable @100 ......................... 5,000 5,014
North Texas Tollway Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 5 .00% , 1/1/48 , Continuously Callable @100 ......................... 5,000 5,100
Port of Port Arthur Navigation District Revenue
Series A , 2 .85% , 4/1/40 , Continuously Callable @100 (d) ...................... 2,700 2,700
Series B , 2 .85% , 4/1/40 , Continuously Callable @100 (d) ...................... 12,200 12,200
Series C , 2 .90% , 4/1/40 , Continuously Callable @100 (d) ...................... 2,780 2,780
Red River Education Finance Corp. Revenue
4 .00% , 6/1/41 , Continuously Callable @100 ............................... 2,000 1,783
5 .50% , 10/1/46 , Continuously Callable @100 ............................... 3,000 3,034
San Antonio Education Facilities Corp. Revenue , 4 .00% , 4/1/54 , Continuously Callable @100 1,000 769
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/46 , Continuously Callable @100 .............................. 1,000 998
Series A , 0.00% , 11/15/45 , Continuously Callable @100 (e) ..................... 3,682 99
Series B , 0.00% , 11/15/36 , Continuously Callable @100 (e) ..................... 2,945 79
Series B , 5 .00% , 11/15/46 , Continuously Callable @100 ....................... 9,000 8,842
Texas Transportation Commission State Highway 249 System Revenue , 5 .00% , 8/1/57 ,
Continuously Callable @100 ........................................... 5,000 5,140

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Uptown Development Authority Tax Allocation
5 .00% , 9/1/37 , Continuously Callable @100 ............................... $ 4,365 $ 4,382
5 .00% , 9/1/40 , Continuously Callable @100 ............................... 2,490 2,491
Series A , 5 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,645 1,654
Waco Educational Finance Corp. Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 .... 4,000 3,775
West Harris County Regional Water Authority Revenue
4 .00% , 12/15/45 , Continuously Callable @100 .............................. 1,600 1,594
4 .00% , 12/15/49 , Continuously Callable @100 .............................. 3,945 3,778
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
8/15/52 , Continuously Callable @100 .................................... 5,000 4,787
267,984
Utah (0.2%):
Military Installation Development Authority Revenue
Series A-1 , 4 .00% , 6/1/41 , Continuously Callable @103 ....................... 1,500 1,364
Series A-1 , 4 .00% , 6/1/52 , Continuously Callable @103 ....................... 1,000 842
Utah Charter School Finance Authority Revenue
Series A , 5 .63% , 6/15/42 , Continuously Callable @100 (a) ...................... 500 514
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 1,550 1,381
4,101
Vermont (0.6%):
Vermont Economic Development Authority Revenue , 4 .00% , 5/1/45 , Continuously Callable
@103 ........................................................... 1,350 1,208
Vermont Educational & Health Buildings Financing Agency Revenue
5 .00% , 10/15/46 , Continuously Callable @100 .............................. 7,000 6,805
6 .00% , 10/1/52 , Continuously Callable @100 (a) ............................. 2,000 2,014
10,027
Virginia (0.6%):
Alexandria IDA Revenue
5 .00% , 10/1/45 , Pre-refunded 10/1/25 @ 100 ............................... 2,600 2,666
5 .00% , 10/1/50 , Pre-refunded 10/1/25 @ 100 ............................... 2,400 2,461
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A , 6 .05% , 3/1/44 , Continuously Callable @103 (e) ....................... 1,643 1,157
Series B , 6 .05% , 3/1/44 , Continuously Callable @103 ......................... 1,547 1,402
Series C , 2 .25% , 3/1/54 , Continuously Callable @100 (e) ....................... 6,327 2,691
10,377
Washington (1.6%):
King County Public Hospital District No. 1, GO , 5 .00% , 12/1/43 , Continuously Callable @100 9,000 9,215
King County Public Hospital District No. 2, GO , Series A , 4 .00% , 12/1/45 , Continuously
Callable @100 ..................................................... 4,000 3,843
Skagit County Public Hospital District No. 1 Revenue , 5 .50% , 12/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,063
Washington Health Care Facilities Authority Revenue , 4 .00% , 7/1/42 , Continuously Callable
@100 ........................................................... 5,500 4,907
Washington Higher Education Facilities Authority Revenue , 4 .00% , 5/1/50 , Continuously
Callable @100 ..................................................... 1,250 1,144
Washington State Housing Finance Commission Revenue
5 .00% , 1/1/43 , Continuously Callable @102 (a) ............................. 3,055 2,863
6 .13% , 7/1/53 , Continuously Callable @103 (a) ............................. 2,000 2,200
Series A , 5 .00% , 7/1/48 , Continuously Callable @103 ......................... 1,100 1,147
Series A-1 , 3 .50% , 12/20/35 ........................................... 953 902
27,284
West Virginia (0.4%):
West Virginia Hospital Finance Authority Revenue
5 .00% , 1/1/43 , Continuously Callable @100 ............................... 2,000 2,040
Series A , 4 .38% , 6/1/53 , Continuously Callable @100 ......................... 3,000 2,954
Series B , 6 .00% , 9/1/53 , Continuously Callable @100 ......................... 1,750 1,986
6,980
Wisconsin (3.3%):
Public Finance Authority Revenue
5 .25% , 5/15/42 , Continuously Callable @102 (a) ............................. 2,200 2,220
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 6,000 6,250
5 .00% , 11/15/44 , Continuously Callable @103 .............................. 455 465
4 .00% , 1/1/45 , Continuously Callable @100 ............................... 1,500 1,431

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
5 .00% , 6/15/49 , Continuously Callable @100 ............................... $ 1,480 $ 1,500
5 .00% , 6/15/49 , Continuously Callable @100 (a) ............................. 520 511
5 .00% , 11/15/49 , Continuously Callable @103 .............................. 2,400 2,423
4 .00% , 2/1/51 , Continuously Callable @100 ............................... 1,500 1,101
4 .00% , 10/1/51 , Continuously Callable @103 ............................... 2,185 1,916
4 .00% , 1/1/52 , Continuously Callable @103 ............................... 2,350 2,058
5 .13% , 4/1/52 , Continuously Callable @100 ............................... 3,000 3,089
5 .00% , 6/15/53 , Continuously Callable @100 ............................... 1,000 1,007
5 .00% , 6/15/54 , Continuously Callable @100 (a) ............................. 455 448
Series A , 5 .25% , 10/1/43 , Continuously Callable @100 ........................ 3,090 3,066
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 4,740 4,393
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 11,000 9,952
Series A , 4 .00% , 7/1/51 , Continuously Callable @100 ......................... 1,000 867
Series A , 6 .63% , 7/1/53 , Continuously Callable @103 (a) ....................... 570 609
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 2,250 1,713
Series A-1 , 4 .00% , 7/1/51 , Continuously Callable @100 (a) ..................... 2,870 2,487
Series L , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 997
Series L , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,000 986
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... 1,285 1,313
Series A , 5 .00% , 7/1/58 , Continuously Callable @100 ......................... 1,500 1,531
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 120 98
5 .00% , 3/15/50 , Continuously Callable @100 ............................... 1,175 1,203
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 500 359
4 .00% , 1/1/57 , Continuously Callable @103 ............................... 3,000 2,259
Series B , 4 .00% , 9/15/45 , Continuously Callable @103 ........................ 475 410
56,662
Total Municipal Bonds (Cost $1,785,122)
a
a
a
1,717,635
Total Investments (Cost $1,785,122) — 98.8% 1,717,635
Other assets in excess of liabilities — 1.2% 20,553
NET ASSETS - 100.00% $ 1,738,188
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2024, the fair value of these securities was
$46,717 (thousands) and amounted to 2.7% of net assets.
(b) Zero-coupon bond.
(c) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(d) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) Put Bond.
(g) Amount represents less than 0.05% of net assets.
AMBAC
—
American Municipal Bond Assurance Corporation
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
PIK
—
Payment-in-Kind
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
August 31, 2024
16
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Tax Exempt
Long-Term Fund
Assets:
Investments, at value (Cost $1,785,122) $ 1,717,635
Cash 6,167
Receivables:
Interest 18,674
Capital shares issued 78
From Adviser 15
Prepaid expenses 35
Total Assets 1,742,604
Liabilities:
Payables:
Distributions 580
Investments purchased 2,137
Capital shares redeemed 942
Accrued expenses and other payables:
Investment advisory fees 416
Administration fees 221
Custodian fees 2
Transfer agent fees 62
Compliance fees 1
Trustees' fees 1
12b-1 fees — (a)
Other accrued expenses 54
Total Liabilities 4,416
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,924,450
Total accumulated earnings (loss) (186,262)
Net Assets $ 1,738,188
Net Assets:
Fund Shares $ 1,710,017
Institutional Shares 25,091
Class A 3,080
Total $ 1,738,188
Shares (unlimited number of shares authorized with no par value):
Fund Shares 139,545
Institutional Shares 2,048
Class A 252
Total 141,845
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 12 .25
Institutional Shares 12 .25
Class A 12 .24
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 12 .52
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
17
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Tax Exempt
Long-Term Fund
Investment Income:
Interest $ 36,246
Total Income 36,246
Expenses:
Investment advisory fees 2,143
Administration fees — Fund Shares 1,297
Administration fees — Institutional Shares 19
Administration fees — Class A 2
Sub-Administration fees 14
12b-1 fees — Class A 4
Custodian fees 35
Transfer agent fees — Fund Shares 277
Transfer agent fees — Institutional Shares 20
Transfer agent fees — Class A 2
Trustees' fees 23
Compliance fees 8
Legal and audit fees 34
State registration and filing fees 41
Interfund lending fees 1
Other expenses 73
Recoupment of prior expenses waived/reimbursed by Adviser 1
Total Expenses 3,994
Less fees paid indirectly (33)
Expenses waived/reimbursed by Adviser (52)
Net Expenses 3,909
Net Investment Income (Loss) 32,337
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 481
Net change in unrealized appreciation/depreciation on investment securities 28,040
Net realized/unrealized gains (losses) on investments 28,521
Change in net assets resulting from operations $ 60,858

18
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Long-Term
Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 32,337 $ 68,136
Net realized gains (losses) 481 (5,510)
Net change in unrealized appreciation/depreciation 28,040 44,960
Change in net assets resulting from operations 60,858 107,586
Distributions to Shareholders:
Fund Shares (31,744) (66,753)
Institutional Shares (713) (1,767)
Class A (56) (138)
Change in net assets resulting from distributions to shareholders (32,513) (68,658)
Change in net assets resulting from capital transactions (72,937) (138,955)
Change in net assets (44,592) (100,027)
Net Assets:
Beginning of period 1,782,780 1,882,807
End of period $ 1,738,188 $ 1,782,780

19
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Tax Exempt Long-Term
Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 20,455 $ 56,285
Distributions reinvested 26,796 55,926
Cost of shares redeemed (102,114) (238,317)
Total Fund Shares $ (54,863) $ (126,106)
Institutional Shares
Proceeds from shares issued $ 3,701 $ 17,080
Distributions reinvested 713 1,751
Cost of shares redeemed (22,173) (30,220)
Total Institutional Shares $ (17,759) $ (11,389)
Class A
Proceeds from shares issued $ 86 $ 302
Distributions reinvested 49 124
Cost of shares redeemed (450) (1,886)
Total Class A $ (315) $ (1,460)
Change in net assets resulting from capital transactions $ (72,937) $ (138,955)
Share Transactions:
Fund Shares
Issued 1,690 4,769
Reinvested 2,222 4,745
Redeemed (8,438) (20,275)
Total Fund Shares (4,526) (10,761)
Institutional Shares
Issued 305 1,443
Reinvested 59 149
Redeemed (1,803) (2,560)
Total Institutional Shares (1,439) (968)
Class A
Issued 7 25
Reinvested 4 11
Redeemed (37) (159)
Total Class A (26) (123)
Change in Shares (5,991) (11,852)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Fund Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of
Period $12.06 $11.79 $12.92 $13.71 $13.21 $13.28 $13.21
Investment Activities:
Net investment income (loss) 0.22(b) 0.44(b) 0.39(b) 0.38(b) 0.42(b) 0.45(b) 0.49
Net realized and unrealized
gains (losses) 0.19 0.28 (1.14) (0.79) 0.50 (0.07) 0.07
Total from Investment
Activities 0.41 0.72 (0.75) (0.41) 0.92 0.38 0.56
Distributions to Shareholders
from:
Net investment income (0.22) (0.45) (0.38) (0.38) (0.42) (0.45) (0.49)
Total Distributions (0.22) (0.45) (0.38) (0.38) (0.42) (0.45) (0.49)
Net Asset Value, End of Period $12.25 $12.06 $11.79 $12.92 $13.71 $13.21 $13.28
Total Return(c)(d) 3.47% 6.22% (5.79)% (3.15)% 7.00% 2.74% 4.39%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.44%(i) 0.43%(i) 0.46% 0.50% 0.47% 0.48% 0.48%
Net Investment Income
(Loss)(e) 3.65% 3.75% 3.49% 2.73% 3.13% 3.36% 3.73%
Gross Expenses(e)(h) 0.45%(i) 0.44%(i) 0.47% 0.50% 0.48% 0.48% 0.48%
Supplemental Data:
Net Assets at end of period
(000's) $1,710,017 $1,737,393 $1,825,576 $2,127,775 $2,404,178 $2,403,342 $2,362,819
Portfolio Turnover(c)(j) 1% 4% 10% 10% 21% 24% 13%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Institutional Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $12.06 $11.79 $12.91 $13.71 $13.40
Investment Activities:
Net investment income (loss)(c) 0.22 0.44 0.39 0.39 0.31
Net realized and unrealized gains (losses) 0.19 0.28 (1.12) (0.81) 0.32
Total from Investment Activities 0.41 0.72 (0.73) (0.42) 0.63
Distributions to Shareholders from:
Net investment income (0.22) (0.45) (0.39) (0.38) (0.32)
Total Distributions (0.22) (0.45) (0.39) (0.38) (0.32)
Net Asset Value, End of Period $12.25 $12.06 $11.79 $12.91 $13.71
Total Return(d)(e) 3.48% 6.24% (5.69)% (3.16)% 4.71%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.42%(j) 0.41%(j) 0.44% 0.44% 0.44%
Net Investment Income (Loss)(f) 3.68% 3.77% 3.52% 2.92% 3.03%
Gross Expenses(f)(i) 0.57%(j) 0.53%(j) 0.59% 0.65% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $25,091 $42,037 $52,513 $64,506 $5,533
Portfolio Turnover(d)(k) 1% 4% 10% 10% 21%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Class A
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of
Period $12.04 $11.77 $12.90 $13.69 $13.19 $13.26 $13.19
Investment Activities:
Net investment income (loss) 0.21(b) 0.42(b) 0.36(b) 0.35(b) 0.40(b) 0.43(b) 0.46
Net realized and unrealized
gains (losses) 0.20 0.27 (1.13) (0.79) 0.50 (0.08) 0.08
Total from Investment
Activities 0.41 0.69 (0.77) (0.44) 0.90 0.35 0.54
Distributions to Shareholders
from:
Net investment income (0.21) (0.42) (0.36) (0.35) (0.40) (0.42) (0.47)
Total Distributions (0.21) (0.42) (0.36) (0.35) (0.40) (0.42) (0.47)
Net Asset Value, End of Period $12.24 $12.04 $11.77 $12.90 $13.69 $13.19 $13.26
Total Return (excludes sales
charge)(c)(d) 3.45% 6.01% (5.97)% (3.33)% 6.80% 2.53% 4.16%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.65%(i) 0.64%(i) 0.66% 0.69% 0.67% 0.70% 0.70%
Net Investment Income
(Loss)(e) 3.45% 3.54% 3.32% 2.56% 2.94% 3.15% 3.51%
Gross Expenses(e)(h) 1.47%(i) 1.13%(i) 1.18% 1.11% 1.08% 1.01% 0.94%
Supplemental Data:
Net Assets at end of period
(000's) $3,080 $3,350 $4,718 $3,789 $8,466 $7,680 $7,745
Portfolio Turnover(c)(j) 1% 4% 10% 10% 21% 24% 13%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
23
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Tax Exempt Long-Term Fund Tax Exempt Long-Term Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
24
(Unaudited)
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
Level 1 Level 2 Level 3 Total
Tax Exempt Long-Term Fund
Municipal Bonds .............................................. $ — $ 1,717,635 $ — $ 1,717,635
Total ....................................................... $ — $ 1,717,635 $ — $ 1,717,635

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
25
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper General & Insured Municipal Debt Funds Index. The Lipper General & Insured Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper General & Insured Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper General & Insured Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Long-Term Fund ................................................................. $ 17,195 $ 86,293
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Tax Exempt Long-Term Fund Fund Shares
Institutional
Shares Class A
in thousands $ (332) $ (4) $ (1)
as annual % rate (0.04)% (0.02)% (0.05)%

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
26
(Unaudited)
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended August 31, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2024, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at August
31, 2024.
For the six months ended August 31, 2024, recoupment in the amount of $1 thousand was paid to the Adviser.
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by March 31, 2025.
In effect until June 30, 2025
Fund Shares Institutional Shares Class A
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.70%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Tax Exempt Long-Term Fund ................................ $ 15 $ 200 $ 137 $ 52 $ 404

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
27
(Unaudited)
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
28
(Unaudited)
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended August 31, 2024, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2024.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
August 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Tax Exempt Long-Term Fund ....................... Borrower $ — $ 4,174 5.86% $ 6,500
Short-Term
Amount
Long-Term
Amount Total
Tax Exempt Long-Term Fund ............................................. $ (18,651) $ (102,400) $ (121,051)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
39596-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Tax Exempt Money Market Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
8
Notes to Financial Statements 9

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Tax Exempt Money Market Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (99.5%)
Alabama (3.4%):
Mobile County IDA Revenue (LOC - Swedbank AB), Series B, 3.06%, 7/1/40, Continuously
Callable @100(a) ................................................... $ 15,000 $ 15,000
Georgia (2.9%):
Development Authority of Appling County Revenue, 3.90%, 9/1/29, Continuously Callable
@100(a) ......................................................... 4,800 4,800
The Burke County Development Authority Revenue, Series 1, 4.00%, 7/1/49, Continuously
Callable @100(a) ................................................... 7,825 7,825
12,625
Illinois (6.9%):
Illinois Educational Facilities Authority Revenue (LOC - Huntington National Bank), Series A,
2.94%, 10/1/32, Continuously Callable @100(a) ............................. 9,880 9,880
Illinois Finance Authority Revenue (LOC - PNC Financial Services Group), 2.90%, 4/1/37,
Continuously Callable @100(a) ......................................... 15,000 15,000
Village of Channahon Revenue (LOC - U.S. Bancorp), 2.93%, 12/1/34, Continuously Callable
@100(a) ......................................................... 5,255 5,255
30,135
Indiana (1.7%):
City of Berne Revenue (LOC - Federal Home Loan Bank of Indianapolis), 3.40%, 10/1/33,
Continuously Callable @100(a) ......................................... 3,680 3,680
Indiana Finance Authority Revenue (LOC - Federal Home Loan Bank of Indianapolis), Series
A, 2.99%, 7/1/29, Continuously Callable @100(a) ........................... 4,140 4,140
7,820
Iowa (5.6%):
Iowa Finance Authority Revenue
Series A, 2.95%, 9/1/36 , Callable 10/1/24 @ 100(a) .......................... 5,000 5,000
Series A, 3.33%, 6/1/39, Continuously Callable @100(a) ....................... 13,600 13,600
Series B, 3.33%, 9/1/36, Continuously Callable @100(a) ....................... 6,763 6,763
25,363
Kansas (4.4%):
City of Burlington Revenue
Series A, 3.33%, 9/1/35, Continuously Callable @100(a) ....................... 8,250 8,250
Series B, 3.33%, 9/1/35, Continuously Callable @100(a) ....................... 4,200 4,200
City of St. Marys Revenue, 3.20%, 4/15/32, Continuously Callable @100(a) ............. 7,600 7,600
20,050
Kentucky (5.4%):
Kentucky Economic Development Finance Authority Revenue, Series C, 3.60%, 5/1/34,
Continuously Callable @100(a) ......................................... 8,200 8,200
Lexington-Fayette Urban County Government Revenue (LOC - Federal Home Loan Bank of
Cincinnati), 3.60%, 12/1/27, Callable 9/12/24 @ 100(a) ....................... 1,080 1,080
Louisville/Jefferson County Metropolitan Government Revenue (LOC - PNC Financial
Services Group), 2.88%, 10/1/43, Continuously Callable @100(a) ................ 15,105 15,105
24,385
Louisiana (5.5%):
Parish of St. James Revenue, Series B-1, 3.65% , 11/1/40, Continuously Callable @100(a) ... 21,000 21,000
St. Tammany Corp. Revenue (LOC - Federal Home Loan Bank of Dallas), 3.60%, 3/1/33,
Continuously Callable @100(a) ......................................... 3,960 3,960
24,960
Maryland (1.6%):
Town of Williamsport Revenue (LOC - Manufacturers & Traders Trust Co.), 3.42%, 11/1/37(a) 7,075 7,075
Minnesota (3.1%):
City of Rochester Revenue (LOC - Federal Home Loan Bank of Indianapolis), Series A,
3.06%, 5/1/61, Continuously Callable @100(a) ............................. 13,975 13,975
Mississippi (1.7%):
Mississippi Business Finance Corp. Revenue, Series K, 3.85%, 11/1/35, Callable 10/1/24 @
100(a) ........................................................... 4,840 4,840
Mississippi Business Finance Corp. Revenue (LOC - Federal Home Loan Bank of Dallas),
3.60%, 3/1/33, Continuously Callable @100(a) ............................. 2,795 2,795
7,635

Victory Portfolios III
Victory Tax Exempt Money Market Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Missouri (4.5%):
Jackson County IDA Revenue (LOC - Commerce Bank, N.A.), 2.90%, 7/1/25, Continuously
Callable @100(a) ................................................... $ 20,000 $ 20,000
New Hampshire (4.5%):
New Hampshire Business Finance Authority Revenue (LOC - Landesbank Hessen-Thuringen),
3.33%, 9/1/30, Continuously Callable @100(a) ............................. 19,990 19,990
New Mexico (1.1%):
New Mexico Hospital Equipment Loan Council Revenue (LOC - Fifth Third Bank), 3.60%,
7/1/25, Continuously Callable @100(a) ................................... 5,000 5,000
New York (13.9%):
Build NYC Resource Corp. Revenue (LOC - Toronto-Dominion Bank), 3.47%, 12/1/45,
Continuously Callable @100(a) ......................................... 9,430 9,430
Guilderland Industrial Development Agency Revenue (LOC - Key Bank, N.A.), Series A,
3.25%, 7/1/32, Continuously Callable @100(a) ............................. 2,050 2,050
Metropolitan Transportation Authority Revenue (LOC - Barclays Bank PLC), Series E-1,
3.20%, 11/1/35, Callable 10/1/24 @ 100(a) ................................ 20,240 20,240
New York City Capital Resources Corp. Revenue (LOC - Manufacturers & Traders Trust Co.),
3.52%, 12/1/40, Continuously Callable @100(a) ............................. 7,500 7,500
New York State Energy Research & Development Authority Revenue (LOC - Mizuho
Corporate Bank Ltd.) , Series A-3, 2.90%, 5/1/39, Continuously Callable @100(a) ..... 11,700 11,700
Onondaga County Industrial Development Agency Revenue (LOC - Manufacturers & Traders
Trust Co.), 3.42%, 12/1/31, Continuously Callable @100(a) .................... 3,820 3,820
Ramapo Housing Authority Revenue (LOC - Manufacturers & Traders Trust Co.), 3.42%,
12/1/29, Continuously Callable @100(a) .................................. 5,785 5,785
St. Lawrence County Industrial Development Agency Revenue (LOC - Citizens Financial
Group), 3.45%, 7/1/37(a) ............................................. 1,560 1,560
62,085
Ohio (0.1%):
County of Hamilton Revenue (LOC - Fifth Third Bank), 3.12%, 12/1/24(a) ............. 450 450
Oklahoma (5.5%):
Edmond Economic Development Authority Revenue (LOC - Bank of Oklahoma, N.A.), Series
A, 2.96%, 6/1/31, Callable 10/1/24 @ 100(a) ............................... 3,695 3,695
Garfield County Industrial Authority Revenue, Series A, 3.50%, 1/1/25, Callable 10/2/24 @
100(a) ........................................................... 20,900 20,900
24,595
Rhode Island (1.1%):
Rhode Island Commerce Corp. Revenue (LOC - Citizens Financial Group), 3.44%, 3/1/38,
Callable 10/1/24 @ 100(a) ............................................ 2,805 2,805
Rhode Island Health & Educational Building Corp. Revenue (LOC - Citizens Financial
Group), 4.00%, 6/1/35, Callable 10/1/24 @ 100(a) ........................... 1,645 1,645
4,450
South Carolina (3.9%):
South carolina Jobs-Economic Development Authority Revenue (LOC - Federal Home Loan
Bank of Indianapolis), 3.38%, 5/1/61, Continuously Callable @100(a) ............. 17,400 17,400
Tennessee (3.2%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 3.15%, 5/1/39,
Continuously Callable @100(a) ......................................... 12,000 12,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue (LOC - Fifth Third Bank), 3.12%, 12/1/24, Callable 9/13/24 @ 100(a) . 2,290 2,290
14,290
Texas (12.7%):
City of Houston Combined Utility System Revenue (LOC - Barclays Bank PLC), Series C,
2.90%, 5/15/34, Continuously Callable @100(a) ............................. 20,350 20,350
Port of Arthur Navigation District Industrial Development Corp. Revenue, Series A, 3.50%,
12/1/40 , Callable 10/1/24 @ 100(a) ...................................... 16,000 16,000
Port of Port Arthur Navigation District Revenue
3.23%, 11/1/40, Continuously Callable @100(a) ............................. 4,000 4,000
Series A, 4.30%, 4/1/40, Continuously Callable @100(a) ....................... 7,000 7,000

Victory Portfolios III
Victory Tax Exempt Money Market Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series B, 4.30%, 4/1/40, Continuously Callable @100(a) ....................... $ 9,000 $ 9,000
56,350
Virginia (4.4%):
Loudoun County Economic Development Authority Revenue
Series A, 3.05%, 2/15/38, Callable 10/1/24 @ 100(a) ......................... 10,000 10,000
Series B, 3.05%, 2/15/38, Callable 10/1/24 @ 100(a) ......................... 10,000 10,000
20,000
West Virginia (2.4%):
West Virginia Hospital Finance Authority Revenue (LOC - PNC Financial Services Group),
Series D, 3.30%, 6/1/41, Continuously Callable @100(a) ...................... 10,830 10,830
Total Municipal Bonds (Cost $444,463)
a
a
a
444,463
Total Investments (Cost $444,463) — 99.5% 444,463
Other assets in excess of liabilities — 0.5% 2,176
NET ASSETS - 100.00% $ 446,639
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
IDA
—
Industrial Development Authority
PLC
—
Public Limited Company
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Statement of Assets and Liabilities
August 31, 2024
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Tax Exempt
Money Market
Fund
Assets:
Investments, at value (Cost $444,463) $ 444,463
Cash 752
Receivables:
Interest 1,646
Capital shares issued 205
From Adviser 34
Prepaid expenses 22
Total Assets 447,122
Liabilities:
Payables:
Capital shares redeemed 229
Accrued expenses and other payables:
Investment advisory fees 107
Administration fees 38
Custodian fees 27
Transfer agent fees 68
Compliance fees — (a)
Trustees' fees 1
Other accrued expenses 13
Total Liabilities 483
Commitments and contingencies (Note 3 )
Net Assets:
Capital 446,638
Total accumulated earnings 1
Net Assets $ 446,639
Shares (unlimited number of shares authorized with no par value): 446,629
Net asset value, offering and redemption price per share:(b) $ 1 .00
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Tax Exempt
Money Market
Fund
Investment Income:
Interest $ 8,037
Total Income 8,037
Expenses:
Investment advisory fees 637
Administration fees 228
Sub-Administration fees 16
Custodian fees 42
Transfer agent fees 346
Trustees' fees 23
Compliance fees 2
Legal and audit fees 33
State registration and filing fees 26
Other expenses 31
Total Expenses 1,384
Less fees paid indirectly (10)
Expenses waived/reimbursed by Adviser (100)
Net Expenses 1,274
Net Investment Income 6,763
Change in net assets resulting from operations $ 6,763

7
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Money
Market Fund
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income $ 6,763 $ 13,570
Change in net assets resulting from operations 6,763 13,570
Change in net assets resulting from distributions to shareholders (6,763) (13,570)
Change in net assets resulting from capital transactions (12,954) (14,550)
Change in net assets (12,954) (14,550)
Net Assets:
Beginning of period 459,593 474,143
End of period $ 446,639 $ 459,593
Capital Transactions:
Proceeds from shares issued $ 37,664 $ 86,858
Distributions reinvested 6,655 13,188
Cost of shares redeemed (57,273) (114,596)
Change in net assets resulting from capital transactions $ (12,954) $ (14,550)
Share Transactions:
Issued 37,663 86,858
Reinvested 6,655 13,188
Redeemed (57,273) (114,596)
Change in Shares (12,955) (14,550)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Tax Exempt Money Market Fund
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of
Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income 0.01(b) 0.03(b) 0.01(b) —(b)(c) —(b)(c) 0.01(b) 0.01
Net realized and unrealized
gains — — — —(c) — —(c) —(c)
Total from Investment
Activities 0.01 0.03 0.01 —(c) —(c) 0.01 0.01
Distributions to Shareholders
from:
Net investment income (0.01) (0.03) (0.01) —(c) —(c) (0.01) (0.01)
Net realized gains — — —(c) — —(c) — —
Total Distributions (0.01) (0.03) (0.01) —(c) —(c) (0.01) (0.01)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 1.51% 2.98% 1.15% 0.01% 0.10% 1.05% 1.05%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.56%(i) 0.56%(i) 0.55%(j) 0.16%(k) 0.35% 0.56% 0.56%
Net Investment Income(f) 2.97% 2.94% 1.23% 0.01% 0.11% 1.04% 1.04%
Gross Expenses(f)(h) 0.61%(i) 0.60%(i) 0.59% 0.58% 0.57% 0.56% 0.56%
Supplemental Data:
Net Assets at end of period
(000's) $446,639 $459,593 $474,143 $502,350 $562,015 $1,345,628 $1,598,214
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.01% higher.
(k) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.40% higher.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
9
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
The Fund may impose discretionary liquidity fees on redemptions from the Fund subject to the Fund's Board of Trustees (the “Board”)
determination that such liquidity fees are in the best interest of the Fund. Upon such determination, the Fund may impose a liquidity fee of up to 2% of the value of the shares redeemed. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Board has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the
Board.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value (the “Procedures”). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting
Fund (Legal Name) Fund (Short Name)
Victory Tax Exempt Money Market Fund Tax Exempt Money Market Fund

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
10
(Unaudited)
in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets.
Amounts incurred and paid to VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
11
(Unaudited)
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.15% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. In addition, the Fund agreed to reimburse the Adviser for any extra waivers (i.e., voluntary fee waivers and/or expense reimbursements made in excess of waivers and reimbursements that are necessary to comply with any Operating Expense Limit in effect at the time of such extra waivers), provided that: (a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024.
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by March 31, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
4. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s
In effect until June 30, 2025
Tax Exempt Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.56%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Tax Exempt Money Market Fund ............................. $ 1,227 $ 147 $ 145 $ 100 $ 1,619

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
12
(Unaudited)
sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, changes in supply of and demand for tax-exempt securities, or other market factors.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Structural Risk — Some tax-exempt securities are subject to special risks due to their unique structure. For instance, variable-rate demand notes (“VRDNs”) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice, normally one day or seven days. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase a synthetic instrument of this type unless the Fund believes there is minimal risk that the Fund will not be able to exercise the tender option at all times. The Fund will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that interest paid on the instrument is entitled to tax-exempt treatment.
Discretionary Liquidity Fees Risk  — The Fund may impose liquidity fees on redemptions subject to the Board’s determination that such liquidity fees are in the best interests of the Fund. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2024.
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended February 29, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
39598-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Tax Exempt Short-Term Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
12
Statement of Operations
13
Statements of Changes in Net Assets
14
Financial Highlights
16
Notes to Financial Statements 19

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Tax Exempt Short-Term Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (98.7%)
Alabama (4.2%):
Black Belt Energy Gas District Revenue
4.00%, 10/1/52, (Put Date 12/1/26)(a) .................................... $ 3,000 $ 3,038
Series A, 5.00%, 9/1/25 .............................................. 200 203
Series A, 5.00%, 9/1/26 .............................................. 200 206
Series C, 5.50%, 6/1/26 .............................................. 1,000 1,035
Series C, 5.00%, 5/1/55, (Put Date 7/1/31)(a) ............................... 2,000 2,148
Series C-1, 5.25%, 6/1/25 ............................................. 600 608
Series D2, 4.96% (SOFR+140bps), 7/1/52, (Put Date 6/1/27)(a)(b) ................ 3,300 3,363
Chatom Industrial Development Board Revenue (INS - Assured Guaranty Municipal Corp.),
5.00%, 8/1/30 ..................................................... 1,275 1,414
Energy Southeast A Cooperative District Revenue
Series B, 5.00%, 12/1/26 ............................................. 250 258
Series B, 5.00%, 6/1/27 .............................................. 200 207
Series B, 5.00%, 12/1/27 ............................................. 250 261
Prattville Industrial Development Board Revenue
2.00%, 11/1/33, (Put Date 10/1/24)(a) .................................... 450 449
2.00%, 11/1/33, (Put Date 10/1/24)(a) .................................... 425 424
Selma Industrial Development Board Revenue
2.00%, 11/1/33, (Put Date 10/1/24)(a) .................................... 3,650 3,643
1.38%, 5/1/34, (Put Date 6/16/25)(a) ..................................... 5,875 5,745
Southeast Energy Authority A Cooperative District Revenue
Series A, 5.00%, 7/1/25 .............................................. 640 648
Series A, 5.00%, 7/1/26 .............................................. 1,755 1,802
The Southeast Alabama Gas Supply District Revenue
Series A, 5.00%, 4/1/25 .............................................. 1,000 1,008
Series B, 5.00%, 11/1/24 .............................................. 750 752
Series B, 5.00%, 5/1/25 .............................................. 1,000 1,009
28,221
Arizona (1.8%):
Arizona IDA Revenue
3.00%, 12/15/31, Continuously Callable @100(c) ............................ 470 432
Series B, 4.00%, 7/1/31 .............................................. 250 254
Chandler IDA Revenue AMT, 4.00%, 6/1/49, (Put Date 6/1/29)(a) .................... 2,500 2,556
County of Maricopa Revenue, 5.00%, 4/1/35, Pre-refunded 10/1/24 @ 100 .............. 2,125 2,129
Maricopa County IDA Revenue
4.00%, 7/1/29(c) ................................................... 750 752
3.00%, 7/1/31(c) ................................................... 500 487
Series C, 3.49% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24)(a)(b) ............ 2,125 2,121
Tempe IDA Revenue
Series A, 4.00%, 12/1/26 ............................................. 240 238
Series A, 4.00%, 12/1/27 ............................................. 355 351
Series A, 4.00%, 12/1/28 ............................................. 365 359
Series A, 4.00%, 12/1/29 ............................................. 380 372
Series A, 4.00%, 12/1/30, Continuously Callable @102 ........................ 495 485
Series A, 4.00%, 12/1/31, Continuously Callable @102 ........................ 465 461
The County of Pima IDA Revenue
Series A, 5.75%, 11/15/24(c) ........................................... 420 421
Series A, 5.75%, 11/15/25(c) ........................................... 660 671
12,089
Arkansas (1.0%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/30 ..................................................... 1,180 1,244
5.00%, 9/1/31, Continuously Callable @100 ............................... 1,200 1,263
5.00%, 9/1/44, (Put Date 9/1/27)(a) ...................................... 4,000 4,125
6,632
California (2.0%):
California Community Choice Financing Authority Revenue, Series B, 5.00%, 1/1/55, (Put
Date 12/1/32)(a) .................................................... 4,000 4,311
California County Tobacco Securitization Agency Revenue, Series A, 5.00%, 6/1/30 ....... 200 221
California Health Facilities Financing Authority Revenue, Series A, 3.85%, 11/15/27,
Continuously Callable @100 ........................................... 1,500 1,515

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
California Municipal Finance Authority Revenue, 2.75%, 11/15/27, Continuously Callable
@100 ........................................................... $ 610 $ 610
California Municipal Finance Authority Revenue AMT, Series B, 4.15%, 7/1/51, (Put Date
1/15/25)(a) ....................................................... 2,000 2,004
California Pollution Control Financing Authority Revenue AMT, 4.05%, 7/1/43, (Put Date
2/18/25)(a)(c) ..................................................... 2,000 1,999
Newman-Crows Landing Unified School District, GO, 8/1/25(d) ..................... 1,000 978
Sierra View Local Health Care District Revenue
5.00%, 7/1/27 ..................................................... 315 331
5.00%, 7/1/28 ..................................................... 330 352
5.00%, 7/1/29 ..................................................... 315 340
5.00%, 7/1/30 ..................................................... 310 338
Southern California Public Power Authority Revenue, Series A, 5.00%, 9/1/26 ........... 235 242
13,241
Colorado (0.6%):
Colorado Health Facilities Authority Revenue
5.00%, 11/1/25 ..................................................... 350 359
Series A, 5.00%, 8/1/29 .............................................. 500 546
Series A, 5.00%, 11/1/32, Continuously Callable @100 ........................ 1,950 2,124
Southlands Metropolitan District No. 1, GO, Series A-1, 3.50%, 12/1/27 ................ 800 787
3,816
Connecticut (1.8%):
City of Bridgeport, GO, Series B, 5.00%, 8/15/26 ................................ 3,450 3,584
City of New Haven, GO
Series A, 5.00%, 8/1/25 .............................................. 580 589
Series A, 5.00%, 8/1/26 .............................................. 580 599
Series A, 5.00%, 8/1/27 .............................................. 1,000 1,048
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 2/1/27 .............................................. 600 631
Series B, 5.00%, 2/1/28 .............................................. 525 562
Series B, 5.00%, 2/1/29 .............................................. 550 600
City of West Haven, GO
Series A, 5.00%, 11/1/24 .............................................. 815 817
Series A, 5.00%, 11/1/27 .............................................. 650 685
Connecticut State Health & Educational Facilities Authority Revenue, Series B-2, 5.00%,
7/1/53, (Put Date 1/1/27)(a) ........................................... 3,000 3,152
12,267
Florida (1.7%):
Alachua County Health Facilities Authority Revenue, 5.00%, 12/1/37, (Put Date 12/1/26)(a) . 3,000 3,095
Capital Trust Agency, Inc. Revenue, 4.00%, 8/1/30 ............................... 160 162
City of Pompano Beach Revenue
3.50%, 9/1/30, Continuously Callable @103 ............................... 3,590 3,477
Series B-1, 2.00%, 1/1/29 ............................................. 520 480
County of Escambia Revenue, 2.00%, 11/1/33, (Put Date 10/1/24)(a) .................. 775 774
Florida Development Finance Corp. Revenue
Series A, 5.00%, 6/15/27 ............................................. 390 405
Series A, 5.00%, 6/15/28, Continuously Callable @100 ........................ 410 424
Series A, 5.00%, 6/15/29, Continuously Callable @100 ........................ 360 372
Series A, 5.00%, 6/15/30, Continuously Callable @100 ........................ 475 490
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/24 .................................................... 500 500
5.00%, 10/1/25 .................................................... 445 450
Lee County IDA Revenue, Series 2024B-1, 4.75%, 11/15/29, Continuously Callable @100 .. 1,000 1,010
11,639
Georgia (9.0%):
Development Authority of Appling County Revenue
2.80%, 9/1/29, Continuously Callable @100(e) ............................. 800 800
Series A, 1.50%, 1/1/38, (Put Date 2/3/25)(a) ............................... 2,000 1,973
George L Smith II Congress Center Authority Revenue, 2.38%, 1/1/31 ................. 1,000 902
Main Street Natural Gas, Inc. Revenue
Series A, 5.00%, 5/15/28 ............................................. 1,000 1,052
Series A, 5.00%, 5/15/29 ............................................. 1,775 1,886
Series B, 5.00%, 9/1/24 .............................................. 285 285

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series B, 5.00%, 12/1/52, (Put Date 6/1/29)(a) .............................. $ 6,000 $ 6,345
Series C, 5.00%, 12/1/25 ............................................. 1,000 1,019
Series C, 5.00%, 12/1/54, (Put Date 12/1/31)(a) ............................. 12,500 13,358
Series D, 5.00%, 5/1/54, (Put Date 12/1/30)(a) .............................. 2,000 2,135
Savannah Economic Development Authority Revenue, 2.00%, 11/1/33, (Put Date 10/1/24)(a) 815 813
The Burke County Development Authority Revenue
2.88%, 12/1/49, (Put Date 8/19/25)(a) .................................... 1,775 1,764
Series 1, 2.80%, 11/1/48, Continuously Callable @100(e) ...................... 17,800 17,800
Series 4, 3.80%, 10/1/32, (Put Date 5/21/26)(a) .............................. 1,000 1,013
The Development Authority of Cobb County Revenue, Series A, 2.25%, 4/1/33, (Put Date
10/1/29)(a) ....................................................... 5,000 4,591
The Development Authority of Monroe County Revenue
3.88%, 6/1/42, (Put Date 3/6/26)(a) ...................................... 1,500 1,519
Series A, 1.50%, 1/1/39, (Put Date 2/3/25)(a) ............................... 3,500 3,453
60,708
Guam (0.3%):
Territory of Guam Revenue, Series A, 5.00%, 12/1/24 ............................. 2,000 2,008
Idaho (0.7%):
County of Nez Perce Revenue, 2.75%, 10/1/24 .................................. 5,000 4,993
Illinois (9.4%):
Chicago Board of Education, GO
Series A, 4.00%, 12/1/27 ............................................. 1,400 1,412
Series B, 5.00%, 12/1/31, Continuously Callable @100 ........................ 1,000 1,056
Chicago Park District, GO
Series F-2, 5.00%, 1/1/27 ............................................. 600 626
Series F-2, 5.00%, 1/1/28 ............................................. 1,000 1,062
Series F-2, 5.00%, 1/1/29 ............................................. 1,000 1,079
Series F-2, 5.00%, 1/1/30 ............................................. 1,305 1,430
Series F-2, 5.00%, 1/1/31, Continuously Callable @100 ....................... 2,115 2,315
Series F-2, 5.00%, 1/1/32, Continuously Callable @100 ....................... 1,750 1,910
Chicago Park District, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%,
1/1/31, Continuously Callable @100 ..................................... 750 782
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 6/1/25 ..................................................... 1,720 1,747
5.00%, 6/1/26 ..................................................... 1,000 1,038
City of Chicago Lakeshore East Special Assessment
2.27%, 12/1/24(c) .................................................. 310 308
2.53%, 12/1/25(c) .................................................. 328 322
2.69%, 12/1/26(c) .................................................. 305 296
2.87%, 12/1/27(c) .................................................. 255 245
City of Chicago Waterworks Revenue
5.00%, 11/1/25 ..................................................... 4,000 4,105
5.00%, 11/1/26 ..................................................... 1,000 1,049
Series A-1, 5.00%, 11/1/25 ............................................ 2,000 2,052
Series A-1, 4.00%, 11/1/26 ............................................ 2,500 2,570
Illinois Finance Authority Revenue
5.00%, 10/1/29 .................................................... 500 531
5.00%, 10/1/30 .................................................... 250 267
Series B, 3.62% (MUNIPSA+70bps), 5/1/42, (Put Date 5/1/26)(a)(b) .............. 2,250 2,261
Series C, 4.00%, 2/15/25 ............................................. 10,000 10,051
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
5.00%, 10/1/30 .................................................... 325 353
5.00%, 10/1/31, Continuously Callable @100 ............................... 450 490
Series B, 5.00%, 4/1/30 .............................................. 250 270
Sales Tax Securitization Corp. Revenue, Series A, 5.00%, 1/1/30 ..................... 2,000 2,216
St. Clair County Community Unit School District No. 187 Cahokia, GO (INS - Assured
Guaranty Municipal Corp.), Series A, 5.00%, 1/1/25 .......................... 175 176
State of Illinois, GO
Series A, 5.00%, 11/1/25 .............................................. 5,000 5,113
Series C, 5.00%, 11/1/29, Continuously Callable @100 ........................ 8,985 9,523

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
The Illinois Sports Facilities Authority Revenue
5.00%, 6/15/28 .................................................... $ 1,000 $ 1,043
5.00%, 6/15/30 .................................................... 1,500 1,596
5.00%, 6/15/31 .................................................... 575 616
5.00%, 6/15/32, Continuously Callable @100 ............................... 480 514
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/24 1,915 1,922
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 4/1/29 ..................................................... 750 769
4.00%, 4/1/30 ..................................................... 750 772
63,887
Indiana (2.9%):
Brownsburg 1999 School Building Corp. Revenue, Series B, 5.00%, 6/1/25, Continuously
Callable @100 ..................................................... 3,100 3,114
City of Rockport Revenue, Series A, 3.13%, 7/1/25 ............................... 1,500 1,492
Indiana Bond Bank Revenue
1/15/27(d) ........................................................ 1,280 1,196
1/15/28(d) ........................................................ 1,100 995
1/15/29(d) ........................................................ 565 494
7/15/29, Continuously Callable @99(d) ................................... 730 594
Indiana Finance Authority Revenue
5.00%, 4/1/25 ..................................................... 750 753
5.00%, 4/1/26 ..................................................... 790 800
5.00%, 4/1/27 ..................................................... 830 846
5.00%, 4/1/28 ..................................................... 870 891
5.00%, 4/1/29 ..................................................... 1,180 1,213
Indiana Finance Authority Revenue AMT, Series A, 3.95%, 5/1/28, (Put Date 9/3/24)(a) .... 2,000 2,000
Terre Haute Sanitary District Revenue, 5.25%, 9/28/28, Continuously Callable @100 ...... 5,000 5,004
19,392
Kentucky (10.7%):
City of Ashland Revenue
5.00%, 2/1/28 ..................................................... 1,775 1,888
5.00%, 2/1/30 ..................................................... 740 808
County of Carroll Revenue, 1.55%, 9/1/42, (Put Date 9/1/26)(a) ...................... 5,000 4,817
County of Knott Revenue AMT, 4.00%, 3/28/44, (Put Date 4/1/25)(a)(c) ............... 5,000 5,028
County of Owen Revenue
Series A, 2.45%, 6/1/39, (Put Date 10/1/29)(a) .............................. 10,000 9,453
Series B, 2.45%, 9/1/39, (Put Date 10/1/29)(a) .............................. 5,000 4,608
Kentucky Economic Development Finance Authority Revenue
4.50%, 10/1/27, Continuously Callable @100 ............................... 5,000 5,002
Series B-3, 4.32% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25)(a)(b) ........... 10,000 10,002
Kentucky Public Energy Authority Revenue
Series A, 5.00%, 7/1/25 .............................................. 375 379
Series A, 5.00%, 5/1/55, (Put Date 7/1/30)(a) ............................... 1,000 1,069
Series B, 5.00%, 8/1/25 .............................................. 500 506
Series B, 5.00%, 2/1/26 .............................................. 275 281
Series B, 5.00%, 1/1/55, (Put Date 8/1/32)(a) ............................... 1,000 1,086
Series C, 4.00%, 2/1/50, (Put Date 2/1/28)(a) ............................... 3,370 3,403
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25)(a) ............................. 10,000 10,028
Series C-3, 3.97% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25)(a)(b) ........... 10,000 9,976
Louisville/Jefferson County Metropolitan Government Revenue, Series D, 5.00%, 10/1/47,
(Put Date 10/1/29)(a) ................................................ 4,000 4,328
72,662
Louisiana (0.9%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, Series A, 2.00%, 6/1/30, Continuously Callable @100 ................. 1,000 912
Parish of St. John the Baptist Revenue, 2.20%, 6/1/37, (Put Date 7/1/26)(a) ............. 1,750 1,708
Tangipahoa Parish Hospital Service District No. 1 Revenue, 5.00%, 2/1/32, Continuously
Callable @100 ..................................................... 3,470 3,763
6,383
Maryland (1.8%):
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/25 .............................................. 1,500 1,519
Series A, 5.00%, 6/1/26 .............................................. 2,000 2,059

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series A, 5.00%, 6/1/27 .............................................. $ 1,340 $ 1,400
Maryland Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/28 ..................................................... 1,910 2,026
5.00%, 7/1/29 ..................................................... 1,130 1,211
5.00%, 7/1/30 ..................................................... 1,000 1,080
Town of Chestertown Revenue
Series A, 5.00%, 3/1/31 .............................................. 1,475 1,567
Series A, 5.00%, 3/1/32, Continuously Callable @100 ......................... 1,550 1,646
12,508
Massachusetts (1.3%):
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/25 ..................................................... 1,250 1,263
5.00%, 7/1/26 ..................................................... 1,500 1,535
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 1,425 1,467
Series S, 5.00%, 7/15/26(c) ............................................ 310 314
Series S, 5.00%, 7/15/28(c) ............................................ 340 348
Series S, 5.00%, 7/15/30(c) ............................................ 640 657
Series T1, 3.52% (MUNIPSA+60bps), 7/1/49, (Put Date 1/29/26)(a)(b)(c) .......... 2,500 2,502
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.), Series C, 5.00%, 10/1/30 ........................................ 975 1,074
9,160
Michigan (1.8%):
Flint Hospital Building Authority Revenue
5.00%, 7/1/29 ..................................................... 1,995 2,063
5.00%, 7/1/30 ..................................................... 2,290 2,375
Michigan Finance Authority Revenue
4.00%, 2/1/27 ..................................................... 140 141
4.00%, 2/1/32 ..................................................... 285 280
Michigan Strategic Fund Revenue AMT, 4.13%, 8/1/27 ............................ 5,000 5,001
Summit Academy North Revenue
2.25%, 11/1/26 ..................................................... 815 793
4.00%, 11/1/31, Continuously Callable @103 ............................... 1,565 1,499
12,152
Minnesota (0.1%):
Sanford Canby Community Hospital District No. 1 Revenue, 3.92%, 11/1/26, Continuously
Callable @100(e) ................................................... 695 695
Mississippi (2.1%):
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100 .. 4,000 3,930
Mississippi Hospital Equipment & Facilities Authority Revenue, 5.00%, 9/1/24 .......... 10,000 10,000
13,930
Missouri (0.1%):
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 8/1/26 ..................................................... 205 203
4.00%, 8/1/28 ..................................................... 415 409
4.00%, 8/1/30 ..................................................... 295 289
901
Nebraska (2.1%):
Central Plains Energy Project Revenue, Series 1, 5.00%, 5/1/53, (Put Date 10/1/29)(a) ...... 6,000 6,393
County of Douglas Revenue, 3.45% (MUNIPSA+53bps), 7/1/35, (Put Date 9/1/26)(a)(b) .... 7,765 7,710
14,103
Nevada (0.5%):
County of Clark Revenue, Series R, 3.75%, 1/1/36, (Put Date 3/31/26)(a) ............... 2,500 2,507
State of Nevada Department of Business & Industry Revenue AMT, 4.15%, 12/1/26, (Put Date
12/2/24)(a)(c) ..................................................... 1,000 1,001
3,508
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/30, Continuously Callable @103 ............................... 280 280
4.00%, 1/1/31, Continuously Callable @103 ............................... 295 293

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
New Jersey (0.8%):
Casino Reinvestment Development Authority, Inc. Revenue (INS - Assured Guaranty
Municipal Corp.), 5.00%, 11/1/24 ....................................... $ 1,000 $ 1,003
New Jersey Educational Facilities Authority Revenue, Series B, 4.00%, 9/1/24 ........... 4,730 4,730
5,733
New Mexico (1.7%):
City of Farmington Revenue
Series A, 2.15%, 4/1/33, Continuously Callable @101 ......................... 5,000 4,263
Series C, 3.88%, 6/1/40, (Put Date 6/1/29)(a) ............................... 1,000 1,025
Series E, 3.88%, 6/1/40, (Put Date 6/1/29)(a) ............................... 600 615
New Mexico Hospital Equipment Loan Council Revenue
5.00%, 6/1/27 ..................................................... 770 804
5.00%, 6/1/28 ..................................................... 780 824
5.00%, 6/1/29 ..................................................... 835 890
5.00%, 6/1/30 ..................................................... 525 563
5.00%, 6/1/31, Continuously Callable @100 ............................... 690 739
Village of Los Ranchos de Albuquerque Revenue
5.00%, 9/1/28 ..................................................... 840 895
5.00%, 9/1/31, Continuously Callable @100 ............................... 300 326
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 3.75%,
5/1/28(c) ......................................................... 744 740
11,684
New York (14.8%):
Build NYC Resource Corp. Revenue, Series A, 3.40%, 7/1/27 ....................... 185 184
City of Dunkirk, GO, 7.50%, 7/24/25(c) ....................................... 5,000 5,055
City of Long Beach, GO
Series B, 5.00%, 9/27/24 ............................................. 8,000 8,005
Series C, 5.25%, 9/27/24 ............................................. 2,838 2,841
City of Mount Vernon, GO
6.50%, 11/7/24 ..................................................... 3,204 3,213
Series A, 5.50%, 5/30/25(c) ........................................... 3,300 3,327
City of New York, GO, Series B-3, 3.20%, 10/1/46, Continuously Callable @100(e) ....... 10,200 10,200
City of Poughkeepsie, GO
4.00%, 4/15/25 .................................................... 215 215
4.00%, 4/15/26 .................................................... 230 231
Long Island Power Authority Revenue
Series B, 1.65%, 9/1/49, (Put Date 9/1/24)(a) ............................... 4,500 4,500
Series C, 3.37% (MUNIPSA+45bps), 9/1/38, (Put Date 9/1/25)(a)(b) .............. 10,500 10,449
Metropolitan Transportation Authority Revenue
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30)(a) ........................... 1,830 2,030
Series A3, 4.21% (SOFR+65bps), 11/15/42, (Put Date 4/1/26)(a)(b) ............... 10,000 9,866
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series 2, 4.36% (SOFR+80bps), 11/1/32, (Put Date 4/1/26)(a)(b) ................. 2,000 2,010
New York Liberty Development Corp. Revenue
2.63%, 9/15/69, Continuously Callable @100 ............................... 1,650 1,539
2.80%, 9/15/69, Continuously Callable @100 ............................... 14,950 13,815
Series A, 1.90%, 11/15/31, Continuously Callable @100 ....................... 2,000 1,710
New York State Dormitory Authority Revenue
5.00%, 12/1/24(c) .................................................. 1,200 1,200
5.00%, 12/1/25(c) .................................................. 1,200 1,199
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-
8105, 3.05%, 8/1/50, Continuously Callable @100(c)(e) ....................... 9 9
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable
@100(c) ......................................................... 500 500
Troy Capital Resource Corp. Revenue
5.00%, 8/1/26, Continuously Callable @100 ............................... 1,050 1,076
5.00%, 9/1/27 ..................................................... 1,250 1,323
Village of Johnson City, GO, Series C, 5.25%, 9/27/24 ............................ 10,000 10,008
Village of Sylvan Beach NY, GO, Series B, 5.88%, 5/30/25, Continuously Callable @100 ... 4,615 4,626
Village of Washingtonville, GO, 7.25%, 10/4/24 ................................. 1,200 1,203
100,334

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
North Carolina (1.1%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue
2.00%, 11/1/33, (Put Date 10/1/24)(a) .................................... $ 825 $ 823
2.00%, 11/1/33, (Put Date 10/1/24)(a) .................................... 825 823
Series A, 1.38%, 5/1/34, (Put Date 6/16/25)(a) .............................. 2,000 1,956
North Carolina Medical Care Commission Revenue
Series A, 4.00%, 10/1/27 ............................................. 600 610
Series B-1, 2.55%, 9/1/26, Continuously Callable @100 ....................... 1,575 1,572
Series B-1, 4.25%, 10/1/28, Continuously Callable @100 ...................... 250 252
Series B2, 2.30%, 9/1/25, Continuously Callable @100 ........................ 1,250 1,226
7,262
North Dakota (0.4%):
City of Grand Forks Revenue
5.00%, 12/1/31 .................................................... 1,200 1,277
5.00%, 12/1/32, Continuously Callable @100 ............................... 1,300 1,383
2,660
Ohio (2.2%):
Akron Bath Copley Joint Township Hospital District Revenue
5.00%, 11/15/29 .................................................... 275 291
5.00%, 11/15/30 .................................................... 350 372
5.00%, 11/15/31, Continuously Callable @100 .............................. 300 319
County of Allen Hospital Facilities Revenue, 5.00%, 12/1/30, Continuously Callable @100 .. 2,000 2,211
County of Hamilton Revenue, 5.00%, 9/15/29 .................................. 1,345 1,413
Ohio Air Quality Development Authority Revenue
2.40%, 12/1/38, (Put Date 10/1/29)(a) .................................... 3,250 3,025
Series D, 1.90%, 5/1/26, (Put Date 10/1/24)(a) .............................. 3,500 3,495
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/25, Continuously Callable @100 ... 1,000 1,002
State of Ohio Revenue
5.00%, 11/15/27 .................................................... 425 443
5.00%, 11/15/30 .................................................... 710 756
5.00%, 11/15/31, Continuously Callable @100 .............................. 465 495
Series A, 5.00%, 1/15/30 ............................................. 1,000 1,099
14,921
Oklahoma (0.8%):
Muskogee Industrial Trust Revenue, 4.00%, 9/1/28 ............................... 5,000 5,067
Oklahoma Development Finance Authority Revenue, Series B, 5.00%, 8/15/25 ........... 550 556
5,623
Oregon (1.1%):
County of Gilliam Revenue AMT, Series A, 4.25%, 7/1/38, (Put Date 7/2/29)(a) .......... 6,250 6,447
County of Yamhill Revenue, Series A, 4.00%, 10/1/24 ............................. 425 425
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/28 ............................................. 150 160
Series A, 5.00%, 10/1/29 ............................................. 300 323
Series A, 5.00%, 10/1/30 ............................................. 300 325
7,680
Pennsylvania (4.7%):
Bethlehem Area School District Authority Revenue, Series A, 3.91% (SOFR+35bps), 1/1/30,
(Put Date 11/1/25)(a)(b) .............................................. 995 988
Chester County IDA Revenue
3.75%, 10/1/24 .................................................... 130 130
5.00%, 3/1/27, Continuously Callable @100 ............................... 3,375 3,456
Clairton Municipal Authority Revenue
Series A, 4.00%, 12/1/29 ............................................. 1,000 1,015
Series B, 5.00%, 12/1/24 ............................................. 600 602
Series B, 5.00%, 12/1/25 ............................................. 650 662
Series B, 5.00%, 12/1/26 ............................................. 675 698
Coatesville School District, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 8/1/25 .. 800 815
Commonwealth Financing Authority Revenue, 5.00%, 6/1/26 ....................... 2,000 2,073
County of Lehigh Revenue
5.00%, 7/1/28 ..................................................... 1,750 1,873
5.00%, 7/1/29 ..................................................... 2,000 2,170
Delaware County Authority Revenue
5.00%, 10/1/24 .................................................... 505 505

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
5.00%, 10/1/25 .................................................... $ 525 $ 532
5.00%, 10/1/30 .................................................... 1,200 1,249
Latrobe IDA Revenue
5.00%, 3/1/28 ..................................................... 135 141
5.00%, 3/1/29 ..................................................... 175 185
5.00%, 3/1/30 ..................................................... 150 160
5.00%, 3/1/31 ..................................................... 175 188
Luzerne County IDA Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/15/25 .................................................... 550 564
5.00%, 12/15/26, Continuously Callable @100 .............................. 500 512
5.00%, 12/15/27, Continuously Callable @100 .............................. 1,000 1,023
Montgomery County IDA Revenue, Series A, 4.10%, 4/1/53, (Put Date 4/3/28)(a) ......... 2,500 2,589
Pennsylvania Economic Development Financing Authority Revenue AMT
Series A, 4.10%, 4/1/34, (Put Date 7/15/24)(a) .............................. 2,500 2,490
Series A, 4.25%, 8/1/37, (Put Date 8/1/25)(a) ............................... 3,000 3,000
Pennsylvania Turnpike Commission Registration Fee Revenue, 2.92% (MUNIPSA+85bps),
7/15/41, (Put Date 7/15/26)(a)(b) ........................................ 2,500 2,518
Philadelphia IDA Revenue
5.00%, 6/15/28(c) .................................................. 210 216
5.00%, 6/15/29, Continuously Callable @100(c) ............................. 220 226
5.00%, 6/15/30, Continuously Callable @100(c) ............................. 145 149
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30)(a) 1,700 1,233
31,962
South Carolina (0.3%):
Piedmont Municipal Power Agency Revenue, Series D, 4.00%, 1/1/32, Continuously Callable
@100 ........................................................... 2,220 2,302
South Dakota (0.3%):
South Dakota Health & Educational Facilities Authority Revenue
3.92%, 11/1/25, Continuously Callable @100(e) ............................. 645 645
3.92%, 11/1/27, Continuously Callable @100(e) ............................. 1,230 1,230
1,875
Tennessee (1.6%):
Tennergy Corp. Revenue
Series A, 5.25%, 12/1/24 ............................................. 500 502
Series A, 5.25%, 12/1/25 ............................................. 550 560
Series A, 4.00%, 12/1/51, (Put Date 9/1/28)(a) .............................. 4,130 4,190
Series A, 5.50%, 10/1/53, (Put Date 12/1/30)(a) ............................. 5,000 5,466
10,718
Texas (6.3%):
City of Dallas Housing Finance Corp. Revenue, 5.00%, 7/1/26, (Put Date 12/1/25)(a) ...... 2,750 2,818
City of Galveston Wharves & Terminal Revenue AMT
Series A, 5.00%, 8/1/26 .............................................. 250 257
Series A, 5.00%, 8/1/27 .............................................. 280 291
Series A, 5.00%, 8/1/28 .............................................. 230 242
Series A, 5.00%, 8/1/29 .............................................. 250 265
Series A, 5.00%, 8/1/30 .............................................. 345 368
Series A, 5.00%, 8/1/31 .............................................. 660 707
City of San Antonio Electric & Gas Systems Revenue, 3.79% (MUNIPSA+87bps), 2/1/48, (Put
Date 12/1/25)(a)(b) ................................................. 5,000 5,028
County of Wise Revenue
5.00%, 8/15/29 .................................................... 880 951
5.00%, 8/15/31 .................................................... 680 754
5.00%, 8/15/32, Continuously Callable @100 ............................... 450 498
5.00%, 8/15/33, Continuously Callable @100 ............................... 930 1,026
Decatur Hospital Authority Revenue, Series A, 5.00%, 9/1/24 ....................... 780 780
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 7/1/49, (Put Date
12/1/26)(a) ....................................................... 1,400 1,457
Martin County Hospital District, GO
4.00%, 4/1/27 ..................................................... 300 307
4.00%, 4/1/29 ..................................................... 405 420
4.00%, 4/1/32, Continuously Callable @100 ............................... 350 361

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Mission Economic Development Corp. Revenue AMT
4.25%, 1/1/26, (Put Date 8/1/24)(a) ...................................... $ 2,000 $ 1,999
4.00%, 5/1/46, (Put Date 12/2/24)(a) ..................................... 2,000 2,000
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 7/1/23(f) ............................................. 1,087 1,061
Series A, 5.00%, 7/1/24(f) ............................................. 2,300 2,244
Series A, 5.00%, 7/1/25(f) ............................................. 2,135 2,083
Port of Port Arthur Navigation District Revenue
Series A, 2.85%, 4/1/40, Continuously Callable @100(e) ....................... 1,100 1,100
Series B, 2.85%, 4/1/40, Continuously Callable @100(e) ....................... 3,150 3,150
Series C, 2.90%, 4/1/40, Continuously Callable @100(e) ....................... 8,155 8,155
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/27 .......... 2,000 2,087
Texas Private Activity Bond Surface Transportation Corp. Revenue, 4.00%, 6/30/31,
Continuously Callable @100 ........................................... 2,355 2,407
42,816
Vermont (0.3%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/29, Continuously Callable @103 ............................... 445 447
4.00%, 5/1/30, Continuously Callable @103 ............................... 230 231
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/26 ..... 1,000 1,027
1,705
Virginia (1.3%):
James City County Economic Development Authority Revenue
Series A, 4.00%, 12/1/30, Continuously Callable @103 ........................ 220 216
Series C3, 5.25%, 12/1/27, Continuously Callable @100 ....................... 1,000 1,003
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.),
Series 2023-DBE-8106, 3.05%, 6/1/63, Continuously Callable @100(c)(e) .......... 1,400 1,400
Marquis Community Development Authority of York County Revenue, 1.50%, 9/1/45(c)(f)(g) 1,074 301
Marquis Community Development Authority of York County Tax Allocation
Series A, 1.02%, 9/1/36(f)(g) .......................................... 3,506 981
Series C, 9/1/41(d)(g) ................................................ 5,111 5
Peninsula Ports Authority Revenue (NBGA - Dominion Energy, Inc.), 3.80%, 10/1/33, (Put
Date 10/1/24)(a) .................................................... 1,810 1,810
Prince William County IDA Revenue, 5.00%, 1/1/31, Continuously Callable @102 ........ 1,700 1,708
Virginia Small Business Financing Authority Revenue, Series A, 5.00%, 1/1/30, Continuously
Callable @103 ..................................................... 1,250 1,314
8,738
Washington (2.4%):
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/26 .................................................... 2,000 2,073
5.00%, 8/15/27 .................................................... 2,175 2,288
Series B-2, 4.32% (MUNIPSA+140bps), 1/1/35, (Put Date 1/1/25)(a)(b) ........... 10,000 10,001
Series B-3, 5.00%, 8/1/49, Continuously Callable @100 ....................... 1,000 1,031
Washington State Housing Finance Commission Revenue
Series A, 5.00%, 7/1/25 .............................................. 345 350
Series A, 5.00%, 7/1/26 .............................................. 290 300
16,043
Wisconsin (1.7%):
Public Finance Authority Revenue
4.00%, 9/1/24(c) ................................................... 325 325
4.00%, 3/1/25(c) ................................................... 1,075 1,070
4.00%, 3/1/26(c) ................................................... 1,510 1,493
4.00%, 3/1/27(c) ................................................... 795 780
4.00%, 3/1/28(c) ................................................... 840 817
3.25%, 1/1/30 ..................................................... 1,795 1,701
5.00%, 4/1/30(c) ................................................... 500 522
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/25 ..................................................... 205 205
4.00%, 1/1/26 ..................................................... 345 343
4.00%, 3/15/30 .................................................... 400 406
Series B, 4.00%, 9/15/24 ............................................. 100 100
Series B, 4.00%, 9/15/26 ............................................. 110 110
Series B, 4.00%, 9/15/27 ............................................. 140 141

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series B, 4.00%, 9/15/28, Continuously Callable @103 ........................ $ 200 $ 197
Series B, 4.00%, 9/15/29, Continuously Callable @103 ........................ 305 304
Series B, 4.00%, 9/15/30, Continuously Callable @103 ........................ 320 319
Series B, 4.00%, 9/15/31, Continuously Callable @103 ........................ 315 313
Series B-2, 5.00%, 2/15/51, (Put Date 2/15/27)(a) ............................ 2,000 2,072
11,218
Total Municipal Bonds (Cost $684,423)
a
a
a
668,742
Total Investments (Cost $684,423) — 98.7% 668,742
Other assets in excess of liabilities — 1.3% 9,144
NET ASSETS - 100.00% $ 677,886
(a) Put Bond.
(b) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2024.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2024, the fair value of these securities was
$35,112 (thousands) and amounted to 5.2% of net assets.
(d) Zero-coupon bond.
(e) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) This security is classified as Level 3 within the fair value hierarchy and the value is derived based upon the use of inputs such as real property appraisals.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
August 31, 2024
12
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Tax Exempt
Short-Term Fund
Assets:
Investments, at value (Cost $684,423) $ 668,742
Cash 4,174
Receivables:
Interest 7,429
Capital shares issued 221
From Adviser 15
Prepaid expenses 40
Total Assets 680,621
Liabilities:
Payables:
Distributions 107
Investments purchased 2,000
Capital shares redeemed 332
Accrued expenses and other payables:
Investment advisory fees 132
Administration fees 85
Custodian fees —(a)
Transfer agent fees 32
Compliance fees —(a)
Trustees' fees 1
12b-1 fees —(a)
Other accrued expenses 46
Total Liabilities 2,735
Commitments and contingencies (Note 4 )
Net Assets:
Capital 724,573
Total accumulated earnings (loss) (46,687)
Net Assets $ 677,886
Net Assets:
Fund Shares $ 653,165
Institutional Shares 21,466
Class A 3,255
Total $ 677,886
Shares (unlimited number of shares authorized with no par value):
Fund Shares 63,822
Institutional Shares 2,096
Class A 318
Total 66,236
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 10.23
Institutional Shares 10.24
Class A 10.25
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10.49
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
13
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Tax Exempt
Short-Term Fund
Investment Income:
Interest $ 11,442
Total Income 11,442
Expenses:
Investment advisory fees 772
Administration fees — Fund Shares 495
Administration fees — Institutional Shares 10
Administration fees — Class A 3
Sub-Administration fees 12
12b-1 fees — Class A 5
Custodian fees 14
Transfer agent fees — Fund Shares 148
Transfer agent fees — Institutional Shares 11
Transfer agent fees — Class A 2
Trustees' fees 23
Compliance fees 3
Legal and audit fees 32
State registration and filing fees 38
Other expenses 47
Total Expenses 1,615
Less fees paid indirectly (14)
Expenses waived/reimbursed by Adviser (42)
Net Expenses 1,559
Net Investment Income (Loss) 9,883
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (178)
Net change in unrealized appreciation/depreciation on investment securities 7,068
Net realized/unrealized gains (losses) on investments 6,890
Change in net assets resulting from operations $ 16,773

14
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Short-Term
Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 9,883 $ 20,827
Net realized gains (losses) (178) (626)
Net change in unrealized appreciation/depreciation 7,068 10,453
Change in net assets resulting from operations 16,773 30,654
Distributions to Shareholders:
Fund Shares (9,506) (20,205)
Institutional Shares (301) (668)
Class A (49) (114)
Change in net assets resulting from distributions to shareholders (9,856) (20,987)
Change in net assets resulting from capital transactions (25,025) (95,379)
Change in net assets (18,108) (85,712)
Net Assets:
Beginning of period 695,994 781,706
End of period $ 677,886 $ 695,994

15
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Tax Exempt Short-Term
Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 25,270 $ 47,257
Distributions reinvested 8,473 17,938
Cost of shares redeemed (59,979) (152,448)
Total Fund Shares $ (26,236) $ (87,253)
Institutional Shares
Proceeds from shares issued $ 5,728 $ 6,782
Distributions reinvested 226 460
Cost of shares redeemed (3,866) (15,312)
Total Institutional Shares $ 2,088 $ (8,070)
Class A
Proceeds from shares issued $ 19 $ 1,686
Distributions reinvested 45 101
Cost of shares redeemed (941) (1,843)
Total Class A $ (877) $ (56)
Change in net assets resulting from capital transactions $ (25,025) $ (95,379)
Share Transactions:
Fund Shares
Issued 2,490 4,699
Reinvested 837 1,789
Redeemed (5,923) (15,196)
Total Fund Shares (2,596) (8,708)
Institutional Shares
Issued 566 675
Reinvested 22 46
Redeemed (382) (1,530)
Total Institutional Shares 206 (809)
Class A
Issued 2 168
Reinvested 4 10
Redeemed (92) (184)
Total Class A (86) (6)
Change in Shares (2,476) (9,523)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Fund Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $10.13 $9.99 $10.24 $10.63 $10.32 $10.48 $10.41
Investment Activities:
Net investment income (loss) 0.15(b) 0.28(b) 0.20(b) 0.13(b) 0.14(b) 0.19(b) 0.19
Net realized and unrealized gains
(losses) 0.10 0.15 (0.25) (0.39) 0.31 (0.16) 0.07
Total from Investment
Activities 0.25 0.43 (0.05) (0.26) 0.45 0.03 0.26
Distributions to Shareholders from:
Net investment income (0.15) (0.29) (0.20) (0.13) (0.14) (0.19) (0.19)
Total Distributions (0.15) (0.29) (0.20) (0.13) (0.14) (0.19) (0.19)
Net Asset Value, End of Period $10.23 $10.13 $9.99 $10.24 $10.63 $10.32 $10.48
Total Return(c)(d) 2.46% 4.34% (0.51)% (2.52)% 4.42% 0.23% 2.52%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.46%(i) 0.50%(i) 0.49% 0.56% 0.53% 0.51% 0.52%
Net Investment Income (Loss)(e) 2.89% 2.83% 2.13% 1.18% 1.37% 1.77% 1.84%
Gross Expenses(e)(h) 0.46%(i) 0.50%(i) 0.50% 0.56% 0.54% 0.51% 0.52%
Supplemental Data:
Net Assets at end of period (000's) $653,165 $672,740 $750,619 $983,453 $1,181,011 $1,271,899 $1,489,789
Portfolio Turnover(c)(j) 14% 13% 17% 16% 66%(k) 54% 31%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

17
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Institutional Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.13 $10.00 $10.25 $10.64 $10.50
Investment Activities:
Net investment income (loss)(c) 0.15 0.29 0.20 0.14 0.11
Net realized and unrealized gains (losses) 0.11 0.13 (0.25) (0.40) 0.14
Total from Investment Activities 0.26 0.42 (0.05) (0.26) 0.25
Distributions to Shareholders from:
Net investment income (0.15) (0.29) (0.20) (0.13) (0.11)
Total Distributions (0.15) (0.29) (0.20) (0.13) (0.11)
Net Asset Value, End of Period $10.24 $10.13 $10.00 $10.25 $10.64
Total Return(d)(e) 2.58% 4.27% (0.49)% (2.43)% 2.39%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.41%(j) 0.46%(j) 0.46% 0.48% 0.47%
Net Investment Income (Loss)(f) 2.93% 2.87% 2.15% 1.28% 1.33%
Gross Expenses(f)(i) 0.62%(j) 0.57%(j) 0.59% 0.55% 0.69%
Supplemental Data:
Net Assets at end of period (000's) $21,466 $19,154 $26,983 $41,969 $25,038
Portfolio Turnover(d)(k) 14% 13% 17% 16% 66%(l)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Class A
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $10.14 $10.00 $10.26 $10.64 $10.34 $10.49 $10.42
Investment Activities:
Net investment income (loss) 0.14(b) 0.27(b) 0.17(b) 0.10(b) 0.12(b) 0.16(b) 0.17
Net realized and unrealized gains
(losses) 0.11 0.14 (0.25) (0.38) 0.30 (0.15) 0.06
Total from Investment
Activities 0.25 0.41 (0.08) (0.28) 0.42 0.01 0.23
Distributions to Shareholders from:
Net investment income (0.14) (0.27) (0.18) (0.10) (0.12) (0.16) (0.16)
Total Distributions (0.14) (0.27) (0.18) (0.10) (0.12) (0.16) (0.16)
Net Asset Value, End of Period $10.25 $10.14 $10.00 $10.26 $10.64 $10.34 $10.49
Total Return (excludes sales charge)(c)(d) 2.46% 4.16% (0.76)% (2.64)% 4.07% 0.09% 2.27%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.65%(i) 0.67%(i) 0.67% 0.78% 0.76% 0.75% 0.77%
Net Investment Income (Loss)(e) 2.70% 2.66% 1.87% 0.96% 1.12% 1.54% 1.56%
Gross Expenses(e)(h) 1.33%(i) 1.11%(i) 0.98% 0.93% 0.88% 0.93% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $3,255 $4,100 $4,104 $12,792 $16,590 $10,144 $10,707
Portfolio Turnover(c)(j) 14% 13% 17% 16% 66%(k) 54% 31%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
19
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Tax Exempt Short-Term Fund Tax Exempt Short-Term Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
20
(Unaudited)
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
Level 1 Level 2 Level 3 Total
Tax Exempt Short-Term Fund
Municipal Bonds .............................................. $ — $ 667,454 $ 1,288 $ 668,742
Total ....................................................... $ — $ 667,454 $ 1,288 $ 668,742

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
21
(Unaudited)
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Short Municipal Debt Funds Index. The Lipper Short Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Short Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Short-Term Fund ................................................................. $ 86,118 $ 117,795
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Tax Exempt Short-Term Fund Fund Shares
Institutional
Shares Class A
in thousands $ (177) $ (6) $ (2)
as annual % rate (0.05)% (0.06)% (0.10)%

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
22
(Unaudited)
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended August 31, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2024, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024.
In effect until June 30, 2025
Fund Shares Institutional Shares Class A
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.51% 0.47% 0.75%

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
23
(Unaudited)
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2024.
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Tax Exempt Short-Term Fund ................................ $ 19 $ 158 $ 57 $ 42 $ 276

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
24
(Unaudited)
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2024.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
Tax Exempt Short-Term Fund ............................................. $ (2,604) $ (28,205) $ (30,809)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
39592-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Treasury Money Market Trust

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
3
Statement of Operations
4
Statements of Changes in Net Assets
5
Financial Highlights
6
Notes to Financial Statements 7

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Treasury Money Market Trust
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
U.S. Treasury Obligations (56.5%)
U.S. Treasury Bills
5.24%, 9/26/24(a) .................................................. $ 50,000 $ 49,823
5.32%, 10/1/24(a) .................................................. 50,000 49,782
5.29%, 10/17/24(a) .................................................. 50,000 49,671
5.31%, 10/31/24(a) .................................................. 50,000 49,569
5.12%, 11/14/24(a) .................................................. 50,000 49,480
5.28%, 12/19/24(a) .................................................. 50,000 49,221
5.24%, 1/2/25(a) ................................................... 50,000 49,128
5.12%, 1/16/25(a) .................................................. 50,000 49,050
4.85%, 2/13/25(a) .................................................. 50,000 48,915
4.81%, 2/20/25(a) .................................................. 50,000 48,878
Total U.S. Treasury Obligations (Cost $493,517)
a
a
a
493,517
Repurchase Agreements (43.3%)
Bank of America Securities, Inc., 5.30%, purchased on 8/30/24, with a maturity date of 9/3/24, with a value of $200,000 (collateralized by U.S. Treasury Obligations 0.00%-4.375, due
9/30/25 - 8/15/49, with an aggregate value of $204,000 ) ........................... 200,000 200,000
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 5.30%, purchased on
8/30/24, with a maturity date of 9/3/24, with a value of $178,000 (collateralized by U.S.
Treasury Bond s , 3.63% - 4.63%, due 11/15/52 - 5/15/54, with a n aggregate value of $181,560) 178,000 178,000
Total Repurchase Agreements (Cost $378,000)
a
a
a
378,000
Total Investments (Cost $871,517) — 99.8% 871,517
Other assets in excess of liabilities — 0.2% 1,788
NET ASSETS - 100.00% $ 873,305
(a) Rate represents the effective yield at August 31, 2024.
(b) U.S. Treasury inflation-indexed notes — designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

Statement of Assets and Liabilities
August 31, 2024
3
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Treasury
Money Market
Trust
Assets:
Investments, at value (Cost $493,517) $ 493,517
Repurchase agreements, at value (Cost $378,000) 378,000
Cash 1,769
Receivables:
Interest 111
Capital shares issued 461
From Adviser 23
Prepaid expenses 24
Total Assets 873,905
Liabilities:
Payables:
Capital shares redeemed 304
Accrued expenses and other payables:
Investment advisory fees 92
Administration fees 74
Custodian fees 28
Transfer agent fees 86
Compliance fees 1
Trustees' fees 1
Other accrued expenses 14
Total Liabilities 600
Commitments and contingencies (Note 3 )
Net Assets:
Capital 873,304
Total accumulated earnings 1
Net Assets $ 873,305
Shares (unlimited number of shares authorized with no par value): 873,305
Net asset value, offering and redemption price per share:(a) $ 1 .00
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Treasury
Money Market
Trust
Investment Income:
Interest $ 22,117
Total Income 22,117
Expenses:
Investment advisory fees 519
Administration fees 415
Sub-Administration fees 16
Custodian fees 41
Transfer agent fees 430
Trustees' fees 23
Compliance fees 3
Legal and audit fees 33
State registration and filing fees 25
Other expenses 29
Total Expenses 1,534
Less fees paid indirectly (10)
Expenses waived/reimbursed by Adviser (70)
Net Expenses 1,454
Net Investment Income 20,663
Realized Gains from Investments:
Net realized gains from investment securities —(a)
Net realized gains on investments —(a)
Change in net assets resulting from operations $ 20,663
(a) Rounds to less than $1 thousand.

5
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Treasury Money Market
Trust
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income $ 20,663 $ 36,202
Net realized gains — (a) — (a)
Change in net assets resulting from operations 20,663 36,202
Change in net assets resulting from distributions to shareholders (20,662) (36,202)
Change in net assets resulting from capital transactions 47,036 156,716
Change in net assets 47,037 156,716
Net Assets:
Beginning of period 826,268 669,552
End of period $ 873,305 $ 826,268
Capital Transactions:
Proceeds from shares issued $ 348,760 $ 543,571
Distributions reinvested 20,662 36,131
Cost of shares redeemed (322,386) (422,986)
Change in net assets resulting from capital transactions $ 47,036 $ 156,716
Share Transactions:
Issued 348,761 543,570
Reinvested 20,662 36,131
Redeemed (322,386) (422,986)
Change in Shares 47,037 156,715
(a) Rounds to less than $1 thousand.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
6
See notes to financial statements.
Victory Treasury Money Market Trust
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of
Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income 0.03(b) 0.05(b) 0.02(b) —(b)(c) —(b)(c) 0.01(b) 0.02
Net realized and unrealized
gains —(c) —(c) — — —(c) — —
Total from Investment
Activities 0.03 0.05 0.02 —(c) —(c) 0.01 0.02
Distributions to Shareholders
from:
Net investment income (0.03) (0.05) (0.02) —(c) —(c) (0.01) (0.02)
Total Distributions (0.03) (0.05) (0.02) —(c) —(c) (0.01) (0.02)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 2.53% 4.98% 2.06% 0.04% 0.03% 1.23% 1.88%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.35%(i) 0.35%(i) 0.35% 0.11% 0.12% 0.33% 0.35%
Net Investment Income(f) 4.97% 4.88% 2.82% 0.04% 0.03% 1.21% 1.88%
Gross Expenses(f)(h) 0.37%(i) 0.37%(i) 0.37% 0.37% 0.38% 0.34% 0.35%
Supplemental Data:
Net Assets at end of period
(000's) $873,305 $826,268 $669,552 $519,981 $496,777 $543,913 $4,858,998
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
7
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
The Fund operates as a government money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a government money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
Government money market funds, such as the Fund, are not required to impose a liquidity fee upon the sale of fund shares as some other types of money market funds are.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Repurchase agreements are valued at cost.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value (the “Procedures”). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is
Fund (Legal Name) Fund (Short Name)
Victory Treasury Money Market Trust Treasury Money Market Trust

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
8
(Unaudited)
equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At August
31, 2024, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.125%. Amounts incurred and paid to VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
9
(Unaudited)
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2024, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. In addition, the Fund agreed to reimburse the Adviser for any extra waivers (i.e., voluntary fee waivers and/or expense reimbursements made in excess of waivers and reimbursements that are necessary to comply with any Operating Expense Limit in effect at the time of such extra waivers), provided that: (a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024.
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
4. Risks:
The Fund may be subject to other risks in addition to these identified risks.
In effect until June 30, 2025
Treasury Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Treasury Money Market Trust ................................ $ 861 $ 106 $ 105 $ 70 $ 1,142

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
10
(Unaudited)
Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Interest Rate Risk — When interest rates rise, debt security prices generally fall. The opposite also generally is true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. The Fund’s yield will vary. A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield and could also impair the Fund’s ability to maintain a stable net asset value.
Large-Shareholder Risk — The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Management Risk — The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2024.
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended February 29, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23416-1024

August 31, 2024
Semi-Annual: Full Financials
Victory Virginia Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments 2
Financial Statements
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
11
Notes to Financial Statements 14

Schedule of Portfolio Investments
August 31, 2024
Victory Portfolios III
Victory Virginia Bond Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Municipal Bonds (98.7%)
Virginia (91.8%):
Albemarle County Economic Development Authority Revenue , Series B , 2 .55% , 10/1/48 ,
Continuously Callable @100 (a) ......................................... $ 8,700 $ 8,700
Alexandria IDA Revenue , Series C , 4 .00% , 1/1/46 , Continuously Callable @100 ......... 2,400 2,261
Amherst IDA Revenue
5 .00% , 9/1/26 , Continuously Callable @100 ............................... 850 850
4 .75% , 9/1/30 , Continuously Callable @100 ............................... 2,000 1,996
Arlington County IDA Revenue
5 .00% , 2/15/43 , Continuously Callable @100 ............................... 1,775 1,855
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 1,585 1,544
Bristol IDA Revenue , 5 .00% , 11/1/53 , Continuously Callable @100 ................... 8,030 8,340
Campbell County IDA Revenue , 4 .00% , 6/1/44 , Continuously Callable @100 ............ 4,600 4,559
Capital Region Airport Commission Revenue
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 700 701
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 750 745
Charles City County Economic Development Authority Revenue , Series A , 2 .88% , 2/1/29 ,
Continuously Callable @101 ........................................... 10,000 9,463
Chesapeake Bay Bridge & Tunnel District Revenue
5 .50% , 7/1/25 ..................................................... 1,755 1,795
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 5,805 5,869
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 3,435 3,465
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 7/1/41 , Continuously Callable @100 .......................... 5,000 5,094
Chesapeake Hospital Authority Revenue
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,000 1,000
4 .00% , 7/1/43 , Continuously Callable @100 ............................... 4,000 3,825
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series B , 4 .75% , 7/15/32 , Continuously Callable @100 ........................ 6,520 6,791
Series B , 4 .88% , 7/15/40 , Continuously Callable @100 ........................ 3,000 3,096
City of Norfolk, GO
Series A , 4 .00% , 9/1/37 , Continuously Callable @100 ......................... 2,040 2,116
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,535 1,581
City of Petersburg, GO
4 .25% , 9/1/48 , Continuously Callable @100 ............................... 1,000 1,019
4 .25% , 9/1/53 , Continuously Callable @100 ............................... 1,250 1,265
City of Richmond VA Public Utility Revenue
4 .00% , 1/15/40 , Continuously Callable @100 ............................... 6,000 5,945
Series A , 4 .00% , 1/15/50 , Continuously Callable @100 ........................ 2,220 2,230
County of Fairfax Sewer Revenue
Series A , 5 .00% , 7/15/46 , Continuously Callable @100 ........................ 10,000 10,890
Series A , 4 .00% , 7/15/51 , Continuously Callable @100 ........................ 10,000 10,040
Fairfax County Economic Development Authority Revenue
5 .00% , 4/1/47 , Continuously Callable @100 ............................... 4,000 4,101
Series A , 5 .00% , 10/1/29 , Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,003
Series A , 5 .00% , 10/1/30 , Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,003
Series A , 5 .00% , 10/1/31 , Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,003
Series A , 5 .00% , 10/1/32 , Pre-refunded 10/1/24 @ 100 ........................ 1,500 1,503
Series A , 5 .00% , 10/1/33 , Pre-refunded 10/1/24 @ 100 ........................ 2,200 2,204
Series A , 5 .00% , 10/1/34 , Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,003
Series A , 4 .00% , 10/1/42 , Pre-refunded 10/1/24 @ 102 ........................ 2,750 2,808
Series A , 5 .00% , 10/1/42 , Pre-refunded 10/1/24 @ 102 ........................ 2,250 2,299
Fairfax County IDA Revenue
Series A , 4 .00% , 5/15/44 , Continuously Callable @100 ........................ 6,900 6,611
Series A , 4 .00% , 5/15/48 , Continuously Callable @100 ........................ 1,500 1,465
Farmville IDA Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .38% , 7/1/53 , (Put Date
7/1/43) (b) ........................................................ 5,900 6,361
Front Royal & Warren County IDA Revenue , 4 .00% , 1/1/50 , Continuously Callable @103 .. 7,000 6,746
Greater Richmond Convention Center Authority Revenue , 5 .00% , 6/15/32 , Pre-refunded
6/15/25 @ 100 ..................................................... 1,500 1,527
Hampton Roads Transportation Accountability Commission Revenue , Series A , 4 .00% , 7/1/52 ,
Continuously Callable @100 ........................................... 5,000 4,851

Victory Portfolios III
Victory Virginia Bond Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Henrico County Economic Development Authority Revenue
4 .25% , 6/1/26 , Continuously Callable @100 ............................... $ 140 $ 140
5 .00% , 10/1/37 , Continuously Callable @103 ............................... 2,500 2,577
4 .00% , 10/1/40 , Continuously Callable @103 ............................... 500 501
4 .00% , 10/1/45 , Continuously Callable @103 ............................... 725 697
4 .00% , 10/1/50 , Continuously Callable @103 ............................... 1,500 1,381
Series A , 5 .00% , 10/1/42 , Continuously Callable @103 ........................ 1,000 1,074
Series A , 5 .00% , 10/1/52 , Continuously Callable @103 ........................ 6,700 6,987
James City County Economic Development Authority Revenue
4 .00% , 6/1/47 , Continuously Callable @103 ............................... 1,000 811
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 9,905 8,145
Series A , 6 .75% , 12/1/53 , Continuously Callable @103 ........................ 855 938
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A , 6 .05% , 3/1/44 , Continuously Callable @103 (c) ....................... 675 475
Series B , 6 .05% , 3/1/44 , Continuously Callable @103 ......................... 630 571
Series C , 2 .25% , 3/1/54 , Continuously Callable @100 (c) ....................... 2,599 1,105
Lexington IDA Revenue
4 .00% , 1/1/31 , Continuously Callable @102 ............................... 750 755
4 .00% , 1/1/37 , Continuously Callable @102 ............................... 1,000 984
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 1,000 1,031
Loudoun County Economic Development Authority Revenue
5 .00% , 12/1/31 , Continuously Callable @100 ............................... 1,135 1,140
5 .00% , 12/1/32 , Continuously Callable @100 ............................... 800 803
5 .00% , 12/1/33 , Continuously Callable @100 ............................... 775 778
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 805 808
Series E , 2 .85% , 2/15/38 , Callable 10/1/24 @ 100 (a) .......................... 1,300 1,300
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 3 .05% , 6/1/63 , Continuously Callable @100 (a) (d) .......... 12,755 12,755
Lynchburg Economic Development Authority Revenue
4 .00% , 1/1/39 , Continuously Callable @100 ............................... 1,320 1,329
4 .00% , 1/1/41 , Continuously Callable @100 ............................... 1,135 1,133
5 .00% , 9/1/43 , Continuously Callable @100 ............................... 3,000 3,001
4 .00% , 1/1/55 , Continuously Callable @100 ............................... 12,920 11,993
Series A , 5 .00% , 1/1/47 , Continuously Callable @100 ......................... 2,250 2,278
Lynchburg Economic Development Authority Revenue (LOC - Branch Banking & Trust Co.) ,
Series B , 2 .50% , 1/1/47 , Continuously Callable @100 (a) ....................... 7,100 7,100
Manassas Park Economic Development Authority Revenue , 4 .00% , 12/15/52 , Continuously
Callable @100 ..................................................... 4,500 4,211
Marquis Community Development Authority of York County Revenue , 1 .50% , 9/1/45 (c) (d) (e) 1,093 306
Marquis Community Development Authority of York County Tax Allocation
Series B , 1 .13% , 9/1/41 (c) (e) .......................................... 3,532 989
Series C , 1 .50% , 9/1/41 (c) (e) .......................................... 5,389 5
Montgomery County Economic Development Authority Revenue
Series A , 4 .00% , 6/1/36 , Continuously Callable @100 ......................... 1,125 1,150
Series A , 4 .00% , 6/1/38 , Continuously Callable @100 ......................... 1,750 1,778
Norfolk Airport Authority Revenue , 5 .00% , 7/1/43 , Continuously Callable @100 ......... 2,800 2,932
Norfolk Economic Development Authority Revenue
Series B , 4 .00% , 11/1/48 , Continuously Callable @100 ........................ 6,100 5,865
Series B , 5 .00% , 11/1/48 , (Put Date 11/1/28) (b) ............................. 1,600 1,727
Prince Edward County IDA Revenue
4 .00% , 9/1/43 , Continuously Callable @100 ............................... 2,250 2,132
5 .00% , 9/1/48 , Continuously Callable @100 ............................... 2,055 2,103
5 .25% , 9/1/57 , Continuously Callable @100 ............................... 3,000 3,179
Prince William County IDA Revenue
5 .00% , 1/1/37 , Continuously Callable @102 ............................... 1,000 1,000
5 .00% , 1/1/46 , Continuously Callable @102 ............................... 4,000 3,790
Radford IDA Revenue (NBGA - Fannie Mae) , 3 .50% , 9/15/29 , Continuously Callable @100 . 4,000 4,000
Rappahannock Regional Jail Authority Revenue , 5 .00% , 10/1/35 , Pre-refunded 10/1/25 @ 100 1,165 1,195
Roanoke Economic Development Authority Revenue
5 .00% , 7/1/47 ..................................................... 5,000 5,799
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 5,000 4,816
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 1,640 1,695
Series A , 5 .00% , 9/1/43 , Continuously Callable @100 ......................... 4,060 4,140

Victory Portfolios III
Victory Virginia Bond Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Rockingham County Economic Development Authority Revenue
Series A , 4 .00% , 12/1/33 , Continuously Callable @100 ........................ $ 1,000 $ 1,012
Series A , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 4,180 4,376
Salem Economic Development Authority Revenue
4 .00% , 4/1/38 , Continuously Callable @100 ............................... 250 241
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 225 215
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 250 236
4 .00% , 4/1/45 , Continuously Callable @100 ............................... 750 678
5 .00% , 4/1/49 , Continuously Callable @100 ............................... 910 928
Stafford County Economic Development Authority Revenue
5 .00% , 6/15/36 , Continuously Callable @100 ............................... 5,900 6,041
4 .00% , 6/15/37 , Continuously Callable @100 ............................... 6,495 6,285
Tobacco Settlement Financing Corp. Revenue , Series B1 , 5 .00% , 6/1/47 , Continuously
Callable @100 ..................................................... 5,000 4,829
University of Virginia Revenue
Series A , 5 .00% , 4/1/42 , Continuously Callable @100 ......................... 4,000 4,162
Series A-1 , 4 .00% , 4/1/45 , Continuously Callable @100 ....................... 3,600 3,539
Series B , 5 .00% , 9/1/49 , Continuously Callable @100 ......................... 10,000 10,563
Virginia Beach Development Authority Revenue
5 .00% , 9/1/40 , Continuously Callable @103 ............................... 3,250 3,305
5 .00% , 9/1/44 , Continuously Callable @103 ............................... 4,865 4,936
4 .00% , 9/1/48 , Continuously Callable @103 ............................... 3,755 3,247
Virginia College Building Authority Revenue
5 .00% , 6/1/25 ..................................................... 250 252
5 .00% , 6/1/26 ..................................................... 250 255
5 .00% , 6/1/27 ..................................................... 275 284
5 .00% , 6/1/28 ..................................................... 295 307
5 .00% , 6/1/29 ..................................................... 300 315
5 .00% , 6/1/30 ..................................................... 325 344
5 .00% , 6/1/31 ..................................................... 300 319
4 .00% , 1/15/33 , Continuously Callable @100 ............................... 965 971
4 .00% , 1/15/35 , Continuously Callable @100 ............................... 545 546
4 .00% , 1/15/36 , Continuously Callable @100 ............................... 650 651
4 .00% , 6/1/36 , Continuously Callable @100 ............................... 925 909
4 .00% , 1/15/43 , Continuously Callable @100 ............................... 1,285 1,216
4 .00% , 6/1/46 , Continuously Callable @100 ............................... 1,000 902
Series A , 3 .00% , 1/15/46 , Continuously Callable @100 ........................ 1,000 775
Series A , 3 .00% , 1/15/51 , Continuously Callable @100 ........................ 1,175 856
Series E , 5 .00% , 2/1/31 , Continuously Callable @100 ......................... 10,000 10,741
Series E , 5 .00% , 2/1/32 , Continuously Callable @100 ......................... 4,000 4,295
Virginia College Building Authority Revenue (LIQ - U.S. Bancorp) , 2 .85% , 8/1/34 , Callable
10/2/24 @ 100 (a) ................................................... 1,200 1,200
Virginia College Building Authority Revenue (LIQ - Wells Fargo & Co.) , 2 .50% , 11/1/36 ,
Continuously Callable @100 (a) ......................................... 900 900
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Revenue , 4 .00% ,
5/15/46 , Continuously Callable @100 .................................... 5,195 5,206
Virginia Commonwealth Transportation Board Revenue
5 .00% , 3/15/32 , Continuously Callable @100 ............................... 3,350 3,565
5 .00% , 9/15/32 , Continuously Callable @100 ............................... 9,190 9,778
4 .00% , 5/15/42 , Continuously Callable @100 ............................... 10,000 10,007
Series A , 4 .00% , 5/15/36 , Continuously Callable @100 ........................ 2,000 2,029
Virginia Commonwealth University Health System Authority Revenue , Series B , 5 .00% ,
7/1/46 , Continuously Callable @100 ..................................... 5,500 5,644
Virginia Commonwealth University Revenue
Series A , 4 .00% , 11/1/37 , Continuously Callable @100 ........................ 750 762
Series A , 5 .00% , 11/1/38 , Continuously Callable @100 ........................ 350 374
Series A , 4 .00% , 5/1/48 , Continuously Callable @100 ......................... 2,475 2,398
Virginia Housing Development Authority Revenue
Series B , 3 .60% , 5/1/46 , Continuously Callable @100 ......................... 7,000 5,970
Series D , 4 .75% , 8/1/53 , Continuously Callable @100 ........................ 1,500 1,523
Series E , 2 .65% , 7/1/50 , Continuously Callable @100 ......................... 1,640 1,143
Series E , 5 .20% , 10/1/58 , Continuously Callable @100 ........................ 3,000 3,141
Series E-2 , 4 .60% , 10/1/54 , Continuously Callable @100 ...................... 1,000 979

Victory Portfolios III
Victory Virginia Bond Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series F , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ $ 5,000 $ 5,160
Series G , 5 .15% , 11/1/52 , Continuously Callable @100 ........................ 1,750 1,824
Series I , 2 .45% , 11/1/45 , Continuously Callable @100 ........................ 1,500 1,068
Series K , 1 .95% , 12/1/32 , Continuously Callable @100 ........................ 1,500 1,265
Series K , 2 .05% , 12/1/33 , Continuously Callable @100 ........................ 665 554
Virginia Resources Authority Revenue
4 .00% , 11/1/49 , Continuously Callable @100 ............................... 6,700 6,525
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 15 15
Series A , 4 .00% , 11/1/43 , Continuously Callable @100 ........................ 1,445 1,467
Series A , 4 .00% , 11/1/47 , Continuously Callable @100 ........................ 1,040 1,040
Series B , 5 .25% , 11/1/47 , Continuously Callable @100 ........................ 2,330 2,592
Series B , 4 .75% , 11/1/52 , Continuously Callable @100 ........................ 750 786
Virginia Small Business Financing Authority Revenue
4 .00% , 12/1/49 , Continuously Callable @100 ............................... 12,800 12,322
4 .00% , 12/1/51 , Continuously Callable @103 ............................... 4,000 3,512
Series A , 4 .00% , 1/1/45 , Continuously Callable @103 ......................... 2,800 2,579
Series A , 4 .00% , 1/1/51 , Continuously Callable @103 ......................... 16,265 14,462
Western Regional Jail Authority Revenue
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 1,540 1,589
5 .00% , 12/1/35 , Pre-refunded 12/1/26 @ 100 ............................... 1,545 1,628
5 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,000 1,028
5 .00% , 12/1/38 , Pre-refunded 12/1/26 @ 100 ............................... 1,000 1,054
Winchester Economic Development Authority Revenue , 5 .00% , 1/1/44 , Continuously Callable
@100 ........................................................... 3,250 3,275
Wise County IDA Revenue , Series A , 0 .75% , 10/1/40 , (Put Date 9/2/25) (b) ............. 2,500 2,423
480,243
District of Columbia (3.3%):
Metropolitan Washington Airports Authority Aviation Revenue AMT , Series A , 5 .25% , 10/1/49 ,
Continuously Callable @100 ........................................... 2,000 2,155
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 1,500 1,554
Series B , 4 .00% , 10/1/53 , Continuously Callable @100 ........................ 1,500 1,406
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured
Guaranty Municipal Corp.) , Series B , 10/1/30 (f) ............................. 5,500 4,487
Washington Metropolitan Area Transit Authority Dedicated Revenue , Series A , 4 .00% , 7/15/45 ,
Continuously Callable @100 ........................................... 2,500 2,501
Washington Metropolitan Area Transit Authority Revenue , Series B , 5 .00% , 7/1/42 ,
Continuously Callable @100 ........................................... 5,000 5,180
17,283
Guam (3.6%):
Guam Government Waterworks Authority Revenue , Series A , 5 .00% , 1/1/50 , Continuously
Callable @100 ..................................................... 1,000 1,042
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/31 , Continuously Callable @100 ........................ 500 502
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 4,000 4,122
Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ........................ 1,500 1,619
Series A , 5 .00% , 10/1/43 , Continuously Callable @100 ........................ 200 217
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 225 243
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 10/1/39 , Continuously Callable @100 ........................ 750 752
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 1,000 1,002
Port Authority of Guam Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 .... 1,500 1,550
Territory of Guam Revenue
Series A , 5 .00% , 11/1/27 .............................................. 200 208
Series A , 5 .00% , 11/1/28 .............................................. 250 263
Series A , 5 .00% , 11/1/29 .............................................. 250 265
Series A , 5 .00% , 11/1/30 .............................................. 250 267
Series A , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 2,000 2,117
Series A , 5 .00% , 12/1/46 , Continuously Callable @100 ........................ 1,250 1,269
Series D , 5 .00% , 11/15/39 , Continuously Callable @100 ....................... 2,000 2,008
Series F , 5 .00% , 1/1/31 ............................................... 500 543

Victory Portfolios III
Victory Virginia Bond Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2024
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Series F , 4 .00% , 1/1/42 , Continuously Callable @100 ......................... $ 1,000 $ 950
18,939
Total Municipal Bonds (Cost $545,255)
a
a
a
516,465
Total Investments (Cost $545,255) — 98.7% 516,465
Other assets in excess of liabilities — 1.3% 7,063
NET ASSETS - 100.00% $ 523,528
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Put Bond.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2024, the fair value of these securities was
$13,061 (thousands) and amounted to 2.5% of net assets.
(e) This security is classified as Level 3 within the fair value hierarchy and the value is derived based upon the use of inputs such as real property appraisals.
(f) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
August 31, 2024
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Virginia
Bond Fund
Assets:
Investments, at value (Cost $545,255) $ 516,465
Cash 2,015
Receivables:
Interest 6,087
Capital shares issued 201
From Adviser 14
Prepaid expenses 2
Total Assets 524,784
Liabilities:
Payables:
Distributions 108
Capital shares redeemed 854
Accrued expenses and other payables:
Investment advisory fees 166
Administration fees 66
Custodian fees 1
Transfer agent fees 20
Compliance fees — (a)
Trustees' fees 1
12b-1 fees 1
Other accrued expenses 39
Total Liabilities 1,256
Commitments and contingencies (Note 4 )
Net Assets:
Capital 567,201
Total accumulated earnings (loss) (43,673)
Net Assets $ 523,528
Net Assets:
Fund Shares $ 485,372
Institutional Shares 27,582
Class A 10,574
Total $ 523,528
Shares (unlimited number of shares authorized with no par value):
Fund Shares 45,973
Institutional Shares 2,611
Class A 1,002
Total 49,586
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 10 .56
Institutional Shares 10 .56
Class A 10 .55
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .79
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2024
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Virginia
Bond Fund
Investment Income:
Interest $ 9,270
Total Income 9,270
Expenses:
Investment advisory fees 989
Administration fees — Fund Shares 368
Administration fees — Institutional Shares 14
Administration fees — Class A 8
Sub-Administration fees 12
12b-1 fees — Class A 14
Custodian fees 11
Transfer agent fees — Fund Shares 80
Transfer agent fees — Institutional Shares 14
Transfer agent fees — Class A 6
Trustees' fees 23
Compliance fees 2
Legal and audit fees 32
State registration and filing fees — (a)
Other expenses 35
Total Expenses 1,608
Less fees paid indirectly (11)
Expenses waived/reimbursed by Adviser (40)
Net Expenses 1,557
Net Investment Income (Loss) 7,713
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 83
Net change in unrealized appreciation/depreciation on investment securities 3,695
Net realized/unrealized gains (losses) on investments 3,778
Change in net assets resulting from operations $ 11,491
(a) Rounds to less than $1 thousand.

9
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Virginia Bond Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,713 $ 16,234
Net realized gains (losses) 83 (3,610)
Net change in unrealized appreciation/depreciation 3,695 16,384
Change in net assets resulting from operations 11,491 29,008
Distributions to Shareholders:
Fund Shares (7,169) (15,901)
Institutional Shares (411) (865)
Class A (150) (340)
Change in net assets resulting from distributions to shareholders (7,730) (17,106)
Change in net assets resulting from capital transactions (13,735) (35,541)
Change in net assets (9,974) (23,639)
Net Assets:
Beginning of period 533,502 557,141
End of period $ 523,528 $ 533,502

10
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Virginia Bond Fund
Six Months
Ended
August 31, 2024
(Unaudited)
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 11,448 $ 38,652
Distributions reinvested 6,236 13,655
Cost of shares redeemed (31,485) (84,808)
Total Fund Shares $ (13,801) $ (32,501)
Institutional Shares
Proceeds from shares issued $ 3,709 $ 6,976
Distributions reinvested 359 762
Cost of shares redeemed (3,168) (9,349)
Total Institutional Shares $ 900 $ (1,611)
Class A
Proceeds from shares issued $ 288 $ 1,888
Distributions reinvested 143 318
Cost of shares redeemed (1,265) (3,635)
Total Class A $ (834) $ (1,429)
Change in net assets resulting from capital transactions $ (13,735) $ (35,541)
Share Transactions:
Fund Shares
Issued 1,095 3,775
Reinvested 597 1,334
Redeemed (3,008) (8,312)
Total Fund Shares (1,316) (3,203)
Institutional Shares
Issued 353 678
Reinvested 34 74
Redeemed (302) (921)
Total Institutional Shares 85 (169)
Class A
Issued 28 180
Reinvested 14 31
Redeemed (122) (356)
Total Class A (80) (145)
Change in Shares (1,311) (3,517)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory Virginia Bond Fund
Fund Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of
Period $10.48 $10.24 $10.94 $11.61 $11.26 $11.30 $11.16
Investment Activities:
Net investment income (loss) 0.15(b) 0.31(b) 0.29(b) 0.26(b) 0.27(b) 0.31(b) 0.34
Net realized and unrealized
gains (losses) 0.08 0.26 (0.72) (0.67) 0.35 (0.04) 0.14
Total from Investment
Activities 0.23 0.57 (0.43) (0.41) 0.62 0.27 0.48
Distributions to Shareholders
from:
Net investment income (0.15) (0.33) (0.27) (0.26) (0.27) (0.31) (0.34)
Total Distributions (0.15) (0.33) (0.27) (0.26) (0.27) (0.31) (0.34)
Net Asset Value, End of Period $10.56 $10.48 $10.24 $10.94 $11.61 $11.26 $11.30
Total Return(c)(d) 2.26% 5.66% (3.90)% (3.64)% 5.53% 2.39% 4.36%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.59%(i) 0.58%(i) 0.55% 0.53% 0.50% 0.55% 0.59%
Net Investment Income
(Loss)(e) 2.91% 3.02% 3.01% 2.23% 2.32% 2.70% 3.03%
Gross Expenses(e)(h) 0.60%(i) 0.59%(i) 0.56% 0.53% 0.50% 0.55% 0.59%
Supplemental Data:
Net Assets at end of period
(000's) $485,372 $495,681 $516,987 $639,231 $713,075 $685,508 $672,191
Portfolio Turnover(c)(j) 1% 5% 14% 8% 28% 24% 9%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Virginia Bond Fund
Institutional Shares
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.49 $10.24 $10.94 $11.61 $11.46
Investment Activities:
Net investment income (loss)(c) 0.16 0.32 0.31 0.26 0.20
Net realized and unrealized gains (losses) 0.07 0.26 (0.73) (0.67) 0.15
Total from Investment Activities 0.23 0.58 (0.42) (0.41) 0.35
Distributions to Shareholders from:
Net investment income (0.16) (0.33) (0.28) (0.26) (0.20)
Total Distributions (0.16) (0.33) (0.28) (0.26) (0.20)
Net Asset Value, End of Period $10.56 $10.49 $10.24 $10.94 $11.61
Total Return(d)(e) 2.19% 5.81% (3.86)% (3.61)% 3.04%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.53%(j) 0.52%(j) 0.51% 0.50% 0.49%
Net Investment Income (Loss)(f) 2.97% 3.08% 3.26% 2.25% 2.26%
Gross Expenses(f)(i) 0.62%(j) 0.59%(j) 0.57% 0.56% 0.58%
Supplemental Data:
Net Assets at end of period (000's) $27,582 $26,490 $27,598 $10,469 $12,105
Portfolio Turnover(d)(k) 1% 5% 14% 8% 28%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(h) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Does not include acquired fund fees and expenses, if any.
(j) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

13
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Virginia Bond Fund
Class A
Six Months
Ended
August
31, 2024
(Unaudited)
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of
Period $10.48 $10.23 $10.94 $11.60 $11.25 $11.29 $11.16
Investment Activities:
Net investment income (loss) 0.14(b) 0.29(b) 0.26(b) 0.23(b) 0.24(b) 0.28(b) 0.32
Net realized and unrealized
gains (losses) 0.07 0.26 (0.72) (0.66) 0.35 (0.04) 0.12
Total from Investment
Activities 0.21 0.55 (0.46) (0.43) 0.59 0.24 0.44
Distributions to Shareholders
from:
Net investment income (0.14) (0.30) (0.25) (0.23) (0.24) (0.28) (0.31)
Total Distributions (0.14) (0.30) (0.25) (0.23) (0.24) (0.28) (0.31)
Net Asset Value, End of Period $10.55 $10.48 $10.23 $10.94 $11.60 $11.25 $11.29
Total Return (excludes sales
charge)(c)(d) 2.05% 5.53% (4.20)% (3.78)% 5.26% 2.14% 4.05%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.80%(i) 0.80%(i) 0.79% 0.77% 0.76% 0.80% 0.80%
Net Investment Income
(Loss)(e) 2.70% 2.80% 2.77% 1.99% 2.06% 2.46% 2.82%
Gross Expenses(e)(h) 0.91%(i) 0.87%(i) 0.85% 0.82% 0.81% 0.82% 0.86%
Supplemental Data:
Net Assets at end of period
(000's) $10,574 $11,331 $12,556 $16,614 $19,032 $19,671 $19,439
Portfolio Turnover(c)(j) 1% 5% 14% 8% 28% 24% 9%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2024
Victory Portfolios III
14
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Virginia Bond Fund Virginia Bond Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
15
(Unaudited)
As of August 31, 2024, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2024, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2024, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Level 1 Level 2 Level 3 Total
Virginia Bond Fund
Municipal Bonds .............................................. $ — $ 515,165 $ 1,300 $ 516,465
Total ....................................................... $ — $ 515,165 $ 1,300 $ 516,465
Excluding U.S. Government
Securities
Purchases Sales
Virginia Bond Fund ........................................................................ $ 3,601 $ 27,349

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
16
(Unaudited)
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Virginia Municipal Debt Funds Index. The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Virginia Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Virginia Bond Fund Fund Shares
Institutional
Shares Class A
in thousands $ 115 $ 4 $ —(a)
as annual % rate 0.05% 0.03% —%
(a) There was no performance adjustment for Class A.

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
17
(Unaudited)
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended August 31, 2024, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Virginia Municipal Debt Funds Index. The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Virginia Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2024, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2024, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Compliance fees.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Virginia Bond Fund Fund Shares
Institutional
Shares Class A
in thousands $ 115 $ 4 $ —(a)
as annual % rate 0.05% 0.03% —%
(a) There was no performance adjustment for Class A.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the six months ended August 31, 2024, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended August 31, 2024, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2024, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2024, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, as amended July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2024.
As of August 31, 2024, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2024.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
In effect until June 30, 2025
Fund Shares Institutional Shares Class A
Virginia Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54% 0.50% 0.80%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Virginia Bond Fund ....................................... $ 9 $ 53 $ 69 $ 40 $ 171

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
18
(Unaudited)
State-Specific Risk —  Because the Fund invests in Virginia tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in Virginia, such as changes to state laws and policies, economic issues that affect critical industries, large employers, or weakened real estate prices, and existing debt levels and state budget priorities. In addition, other economic conditions, such as inflation, exacerbate some or all of these risks. The Fund’s performance will be affected by the fiscal and economic health of Virginia and its municipalities and their ability to issue and repay debt. The Fund is more vulnerable to unfavorable developments in
Virginia than are funds that invest in municipal securities of multiple states.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending

Notes to Financial Statements — continued
August 31, 2024
Victory Portfolios III
19
(Unaudited)
fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2024.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 29, 2024, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
Virginia Bond Fund .................................................... $ (2,222) $ (12,931) $ (15,153)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
39604-1024

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios III

By (Signature and Title)    /s/ Thomas Dusenberry
                                            Thomas Dusenberry, President and Principal Executive Officer
Date: November 7, 2024___

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer
Date: November 7, 2024___

By (Signature and Title)     /s/ Carol Trevino
                                            Carol Trevino, Treasurer and Principal Financial Officer
Date: November 7, 2024___